UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Series Short-Term Credit Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	13.9%
AAA	17.1%
AA	4.9%
A	24.9%
BBB	36.2%
BB and Below	1.9%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	0.4%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	18.7%
AAA	15.5%
AA	5.3%
A	24.3%
BBB	33.2%
BB and Below	2.1%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated Investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2017 *
Corporate Bonds	65.4%
U.S. Government and U.S. Government Agency Obligations	13.9%
Asset-Backed Securities	13.0%
CMOs and Other Mortgage Related Securities	5.1%
Municipal Bonds	0.2%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 13.3%

As of August 31, 2016*
Corporate Bonds	61.9%
U.S. Government and U.S. Government Agency Obligations	18.7%
Asset-Backed Securities	11.3%
CMOs and Other Mortgage Related Securities	6.0%
Municipal Bonds	0.1%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 13.3%

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 3.0%
American Honda Finance Corp.:
1.5% 11/19/18	$305,000	$304,605
1.7% 2/22/19	166,000	165,993
2% 2/14/20	500,000	500,733
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	358,000	358,170
1.5% 7/5/19 (a)	300,000	296,345
1.65% 3/2/18 (a)	179,000	178,995
1.65% 5/18/18 (a)	500,000	499,265
2.3% 1/6/20 (a)	400,000	401,007
2.45% 5/18/20 (a)	200,000	200,412
General Motors Financial Co., Inc.:
2.35% 10/4/19	400,000	400,376
2.4% 4/10/18	799,000	804,121
2.4% 5/9/19	750,000	755,166
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	358,000	357,806
1.65% 5/22/18 (a)	500,000	498,487
Volkswagen International Finance NV 2.125% 11/20/18 (a)	500,000	500,583
		6,222,064
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 2.1% 12/7/18	71,000	71,503
Media - 3.0%
21st Century Fox America, Inc. 4.5% 2/15/21	680,000	728,469
CBS Corp. 2.3% 8/15/19	337,000	338,016
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	1,400,000	1,439,200
Comcast Corp.:
5.15% 3/1/20	500,000	545,223
6.3% 11/15/17	500,000	517,694
COX Communications, Inc. 6.25% 6/1/18 (a)	89,000	93,499
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	1,000,000	1,002,643
Time Warner Cable, Inc. 5.85% 5/1/17	675,000	679,952
Time Warner, Inc.:
4.75% 3/29/21	192,000	206,103
6.875% 6/15/18	500,000	533,222
Viacom, Inc. 2.2% 4/1/19	179,000	178,791
		6,262,812

TOTAL CONSUMER DISCRETIONARY		12,556,379

CONSUMER STAPLES - 5.0%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	1,728,000	1,733,177
2.65% 2/1/21	350,000	353,695
		2,086,872
Food & Staples Retailing - 0.8%
CVS Health Corp.:
1.9% 7/20/18	171,000	171,759
2.25% 12/5/18	710,000	716,830
2.25% 8/12/19	500,000	503,457
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	46,000	46,127
1.75% 5/30/18	299,000	299,536
		1,737,709
Food Products - 1.1%
H.J. Heinz Co. 1.6% 6/30/17	350,000	350,619
The J.M. Smucker Co. 1.75% 3/15/18	1,116,000	1,118,731
Tyson Foods, Inc. 2.65% 8/15/19	679,000	687,563
		2,156,913
Tobacco - 2.1%
BAT International Finance PLC:
1.85% 6/15/18 (a)	1,000,000	1,000,155
2.75% 6/15/20 (a)	500,000	503,425
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	900,000	902,189
2.05% 7/20/18 (a)	400,000	400,456
Philip Morris International, Inc.:
1.375% 2/25/19	432,000	429,207
1.875% 1/15/19	400,000	402,005
Reynolds American, Inc.:
2.3% 6/12/18	578,000	581,926
3.25% 6/12/20	127,000	130,124
		4,349,487

TOTAL CONSUMER STAPLES		10,330,981

ENERGY - 4.6%
Energy Equipment & Services - 0.4%
Noble Holding International Ltd. 5.25% 3/16/18	12,000	12,075
Petrofac Ltd. 3.4% 10/10/18 (a)	322,000	325,365
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	561,000	565,518
		902,958
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	49,000	52,675
BP Capital Markets PLC:
1.375% 5/10/18	1,195,000	1,192,651
1.676% 5/3/19	96,000	95,587
2.315% 2/13/20	352,000	354,079
2.521% 1/15/20	500,000	505,433
Canadian Natural Resources Ltd. 1.75% 1/15/18	74,000	74,034
Columbia Pipeline Group, Inc. 2.45% 6/1/18	237,000	238,285
ConocoPhillips Co.:
1.5% 5/15/18	1,370,000	1,367,102
2.2% 5/15/20	350,000	350,621
Enbridge, Inc. 1.3842% 6/2/17 (b)	317,000	317,125
Energy Transfer Partners LP 2.5% 6/15/18	111,000	111,791
Enterprise Products Operating LP:
1.65% 5/7/18	605,000	603,716
2.55% 10/15/19	35,000	35,407
Exxon Mobil Corp. 1.708% 3/1/19	500,000	500,962
Kinder Morgan Energy Partners LP 2.65% 2/1/19	18,000	18,190
Kinder Morgan, Inc. 3.05% 12/1/19	401,000	408,018
Marathon Petroleum Corp. 2.7% 12/14/18	293,000	296,854
Petro-Canada 6.05% 5/15/18	179,000	188,023
Petroleos Mexicanos:
3.125% 1/23/19	30,000	30,300
5.5% 2/4/19	730,000	767,413
Phillips 66 Co. 2.95% 5/1/17	116,000	116,327
Shell International Finance BV 2.125% 5/11/20	266,000	266,721
TransCanada PipeLines Ltd.:
1.625% 11/9/17	380,000	380,227
1.875% 1/12/18	358,000	358,650
		8,630,191

TOTAL ENERGY		9,533,149

FINANCIALS - 29.8%
Banks - 16.1%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	750,000	751,368
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	750,000	754,890
Bank of America Corp.:
2% 1/11/18	2,191,000	2,201,129
2.6% 1/15/19	4,600,000	4,656,842
2.65% 4/1/19	500,000	506,569
Bank of Montreal 1.4% 4/10/18	700,000	699,213
Bank of Nova Scotia 1.7% 6/11/18	440,000	440,382
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	250,000	249,797
1.7% 3/5/18 (a)	358,000	358,057
Barclays PLC 2% 3/16/18	850,000	849,970
BNP Paribas 2.375% 9/14/17	370,000	372,065
Capital One NA:
2.35% 8/17/18	500,000	503,332
2.35% 1/31/20	300,000	300,556
Citigroup, Inc.:
1.7% 4/27/18	850,000	849,742
1.8% 2/5/18	351,000	352,001
2.05% 6/7/19	500,000	500,160
2.15% 7/30/18	300,000	301,419
2.4% 2/18/20	241,000	241,745
2.5% 9/26/18	300,000	302,926
2.5% 7/29/19	925,000	933,886
Citizens Bank NA:
2.25% 3/2/20	350,000	349,798
2.45% 12/4/19	270,000	272,215
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	500,000	507,685
Credit Suisse New York Branch:
1.5423% 5/26/17 (b)	358,000	358,387
1.7% 4/27/18	350,000	350,269
1.75% 1/29/18	358,000	358,534
Discover Bank:
2% 2/21/18	447,000	448,305
2.6% 11/13/18	500,000	505,424
Fifth Third Bancorp 4.5% 6/1/18	223,000	230,421
Fifth Third Bank 2.15% 8/20/18	228,000	229,668
HSBC U.S.A., Inc.:
1.7% 3/5/18	216,000	216,259
2.625% 9/24/18	179,000	180,769
ING Bank NV 1.8% 3/16/18 (a)	1,000,000	1,000,657
JPMorgan Chase & Co.:
1.7% 3/1/18	4,029,000	4,037,276
2.25% 1/23/20	150,000	150,717
2.35% 1/28/19	1,250,000	1,263,451
La Caisse Centrale 1.75% 1/29/18 (a)	268,000	268,436
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	268,000	268,118
Mizuho Bank Ltd. 1.55% 10/17/17 (a)	587,000	587,115
MUFG Americas Holdings Corp. 1.625% 2/9/18	51,000	51,064
Nordea Bank AB 1.875% 9/17/18 (a)	200,000	200,054
Royal Bank of Canada:
1.625% 4/15/19	250,000	248,783
2.15% 3/15/19	500,000	503,486
2.2% 7/27/18	179,000	180,421
Royal Bank of Scotland Group PLC 1.9382% 3/31/17 (b)	393,000	392,868
Sumitomo Mitsui Banking Corp. 1.75% 1/16/18	358,000	358,386
SunTrust Bank 2.25% 1/31/20	500,000	502,204
The Toronto-Dominion Bank 2.25% 11/5/19	500,000	504,365
Wells Fargo & Co. 2.15% 1/15/19	2,000,000	2,015,536
Westpac Banking Corp.:
1.6% 8/19/19	300,000	297,074
2.15% 3/6/20	250,000	249,753
		33,213,547
Capital Markets - 5.8%
Deutsche Bank AG London Branch:
2.5% 2/13/19	500,000	500,232
2.85% 5/10/19	530,000	532,711
Goldman Sachs Group, Inc.:
1.748% 9/15/17	626,000	627,418
2% 4/25/19	1,000,000	998,274
2.375% 1/22/18	1,893,000	1,907,131
2.55% 10/23/19	180,000	181,877
2.625% 1/31/19	768,000	777,416
IntercontinentalExchange, Inc. 2.75% 12/1/20	261,000	265,476
Moody's Corp.:
2.75% 7/15/19	320,000	324,381
2.75% 12/15/21	51,000	50,829
Morgan Stanley:
1.875% 1/5/18	2,179,000	2,186,056
2.45% 2/1/19	750,000	756,691
2.65% 1/27/20	1,000,000	1,011,051
S&P Global, Inc. 2.5% 8/15/18	116,000	116,979
UBS AG Stamford Branch:
1.375% 8/14/17	352,000	352,145
1.6971% 3/26/18 (b)	1,000,000	1,004,675
2.375% 8/14/19	500,000	503,288
		12,096,630
Consumer Finance - 4.0%
American Express Credit Corp.:
1.875% 11/5/18	700,000	702,386
2.2% 3/3/20	500,000	499,480
2.25% 5/5/21	500,000	496,197
Capital One Financial Corp. 2.45% 4/24/19	250,000	252,097
Caterpillar Financial Services Corp. 2.1% 1/10/20	287,000	288,066
Discover Financial Services 6.45% 6/12/17	563,000	570,309
Ford Motor Credit Co. LLC:
1.684% 9/8/17	358,000	358,498
1.897% 8/12/19	250,000	247,640
2.145% 1/9/18	1,858,000	1,865,356
2.24% 6/15/18	701,000	704,099
3% 6/12/17	528,000	530,439
Hyundai Capital America:
2% 3/19/18 (a)	179,000	179,205
2% 7/1/19 (a)	500,000	495,647
2.125% 10/2/17 (a)	265,000	265,661
2.875% 8/9/18 (a)	127,000	128,363
Synchrony Financial:
1.875% 8/15/17	142,000	142,115
2.6% 1/15/19	434,000	437,546
Toyota Motor Credit Corp. 1.55% 10/18/19	181,000	179,858
		8,342,962
Diversified Financial Services - 0.1%
Berkshire Hathaway Finance Corp. 1.7% 3/15/19	139,000	139,527
Insurance - 3.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	112,000	112,445
AFLAC, Inc. 2.4% 3/16/20	500,000	506,065
AIA Group Ltd. 2.25% 3/11/19 (a)	533,000	533,961
American International Group, Inc.:
2.3% 7/16/19	832,000	836,455
5.85% 1/16/18	221,000	229,035
Aon Corp. 5% 9/30/20	170,000	184,070
Assurant, Inc. 2.5% 3/15/18	600,000	605,026
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	210,000	212,660
MassMutual Global Funding II 1.55% 10/11/19 (a)	500,000	494,594
MetLife, Inc. 1.756% 12/15/17 (b)	83,000	83,141
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	458,000	458,417
1.55% 9/13/19 (a)	500,000	493,940
New York Life Global Funding:
1.5% 10/24/19 (a)	500,000	494,398
1.55% 11/2/18 (a)	330,000	329,056
Pricoa Global Funding I 1.9% 9/21/18 (a)	300,000	300,758
Principal Life Global Funding II:
2.2% 4/8/20 (a)	430,000	428,225
2.25% 10/15/18 (a)	500,000	504,277
Prudential Financial, Inc. 2.3% 8/15/18	565,000	569,154
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	461,000	469,697
		7,845,374

TOTAL FINANCIALS		61,638,040

HEALTH CARE - 5.4%
Biotechnology - 1.0%
AbbVie, Inc.:
1.8% 5/14/18	962,000	964,139
2.5% 5/14/20	221,000	222,116
Amgen, Inc. 2.2% 5/22/19	750,000	756,746
Celgene Corp. 2.125% 8/15/18	168,000	168,842
		2,111,843
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.35% 11/22/19	500,000	502,609
Becton, Dickinson & Co. 1.8% 12/15/17	191,000	191,420
Danaher Corp. 1.65% 9/15/18	396,000	396,185
Medtronic, Inc. 1.5% 3/15/18	296,000	296,449
Zimmer Biomet Holdings, Inc. 2% 4/1/18	440,000	441,356
		1,828,019
Health Care Providers & Services - 0.7%
Aetna, Inc. 1.9% 6/7/19	390,000	393,004
Cardinal Health, Inc. 1.95% 6/15/18	51,000	51,185
Express Scripts Holding Co. 1.25% 6/2/17	445,000	444,949
UnitedHealth Group, Inc.:
1.7% 2/15/19	130,000	130,167
1.9% 7/16/18	326,000	328,113
WellPoint, Inc. 1.875% 1/15/18	115,000	115,301
		1,462,719
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	83,000	83,499
Pharmaceuticals - 2.8%
Actavis Funding SCS:
2.0331% 3/12/18 (b)	447,000	449,910
2.35% 3/12/18	572,000	576,065
3% 3/12/20	273,000	277,954
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	372,000	371,914
Mylan N.V. 2.5% 6/7/19	717,000	717,166
Perrigo Co. PLC 2.3% 11/8/18	517,000	517,835
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	1,000,000	991,897
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	575,000	571,153
1.7% 7/19/19	461,000	454,928
Zoetis, Inc.:
1.875% 2/1/18	818,000	820,020
3.45% 11/13/20	47,000	48,411
		5,797,253

TOTAL HEALTH CARE		11,283,333

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
Lockheed Martin Corp. 1.85% 11/23/18	500,000	501,753
Electrical Equipment - 0.1%
Fortive Corp. 1.8% 6/15/19 (a)	89,000	88,686
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 1.4% 10/30/19	500,000	496,581
Roper Technologies, Inc. 2.05% 10/1/18	214,000	215,057
		711,638
Machinery - 0.6%
John Deere Capital Corp.:
1.3% 3/12/18	1,000,000	998,478
1.6% 7/13/18	65,000	65,099
1.65% 10/15/18	263,000	263,260
		1,326,837
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	88,000	88,294
2.625% 9/4/18	180,000	181,733
		270,027

TOTAL INDUSTRIALS		2,898,941

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.5%
Cisco Systems, Inc. 1.4% 9/20/19	1,000,000	993,769
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	304,000	304,132
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	500,000	511,130
Tyco Electronics Group SA:
2.375% 12/17/18	40,000	40,345
6.55% 10/1/17	604,000	621,451
		1,477,058
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	199,000	200,799
3.65% 8/22/18	388,000	397,168
		597,967
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	500,000	506,546

TOTAL INFORMATION TECHNOLOGY		3,575,340

MATERIALS - 1.1%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	1,120,000	1,120,634
Ecolab, Inc.:
1.45% 12/8/17	106,000	105,905
1.55% 1/12/18	858,000	858,885
		2,085,424
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	119,000	118,703

TOTAL MATERIALS		2,204,127

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Boston Properties, Inc. 3.7% 11/15/18	500,000	514,320
ERP Operating LP 2.375% 7/1/19	114,000	114,970
Health Care REIT, Inc.:
2.25% 3/15/18	61,000	61,285
4.7% 9/15/17	500,000	508,352
Select Income REIT 2.85% 2/1/18	542,000	546,196
Simon Property Group LP 2.35% 1/30/22	82,000	80,986
		1,826,109
Real Estate Management & Development - 0.3%
Mack-Cali Realty LP 2.5% 12/15/17	137,000	137,208
Ventas Realty LP 1.25% 4/17/17	88,000	87,995
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	124,000	124,364
Washington Prime Group LP 3.85% 4/1/20	259,000	259,079
		608,646

TOTAL REAL ESTATE		2,434,755

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.2%
American Electric Power Co., Inc. 1.65% 12/15/17	274,000	274,486
AT&T, Inc.:
1.4% 12/1/17	1,196,000	1,195,247
2.3% 3/11/19	238,000	239,304
2.375% 11/27/18	500,000	504,475
2.45% 6/30/20	186,000	186,280
BellSouth Corp. 4.4% 4/26/17 (a)(b)	500,000	502,703
British Telecommunications PLC 2.35% 2/14/19	886,000	891,977
CenturyLink, Inc. 5.15% 6/15/17	196,000	197,494
Verizon Communications, Inc.:
1.375% 8/15/19	500,000	493,002
1.75% 8/15/21	1,000,000	958,248
3.65% 9/14/18	500,000	514,905
4.5% 9/15/20	750,000	799,910
		6,758,031
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC 1.5% 2/19/18	1,179,000	1,177,726

TOTAL TELECOMMUNICATION SERVICES		7,935,757

UTILITIES - 5.3%
Electric Utilities - 2.9%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	200,000	200,601
Duke Energy Corp.:
1.625% 8/15/17	457,000	457,405
1.8% 9/1/21	122,000	118,009
2.1% 6/15/18	1,000,000	1,004,843
Eversource Energy 1.45% 5/1/18	52,000	51,840
Exelon Corp. 2.85% 6/15/20	712,000	721,914
FirstEnergy Corp. 2.75% 3/15/18	576,000	581,044
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	341,000	341,279
1.649% 9/1/18	83,000	82,883
Pacific Gas& Electric Co. 5.625% 11/30/17	317,000	326,813
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,013,459
Southern Co.:
1.3% 8/15/17	250,000	249,981
1.85% 7/1/19	525,000	523,037
TECO Finance, Inc. 1.6101% 4/10/18 (b)	400,000	400,226
		6,073,334
Gas Utilities - 0.5%
Southern California Gas Co. 1.55% 6/15/18	1,000,000	1,000,215
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	54,000	53,912
2.7% 6/15/21	53,000	52,709
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	250,000	259,148
Southern Power Co. 1.5% 6/1/18	264,000	263,453
		629,222
Multi-Utilities - 1.6%
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	468,000	468,000
2% 11/15/18	251,000	251,733
Consolidated Edison, Inc. 2% 3/15/20	107,000	107,172
Dominion Resources, Inc.:
1.4% 9/15/17	151,000	150,786
1.6% 8/15/19	130,000	128,367
1.875% 1/15/19	550,000	549,957
1.9% 6/15/18	283,000	282,851
2.5% 12/1/19	229,000	231,438
3.2982% 9/30/66 (b)	239,000	195,000
Public Service Enterprise Group, Inc. 1.6% 11/15/19	193,000	190,821
Sempra Energy 1.625% 10/7/19	344,000	340,631
Wisconsin Energy Corp. 1.65% 6/15/18	334,000	333,886
		3,230,642

TOTAL UTILITIES		10,933,413

TOTAL NONCONVERTIBLE BONDS
(Cost $135,323,610)		135,324,215

U.S. Treasury Obligations - 12.5%
U.S. Treasury Notes:
1.375% 2/15/20	$7,878,000	$7,852,152
1.375% 3/31/20	18,000,000	17,914,889
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,783,247)		25,767,041

U.S. Government Agency - Mortgage Securities - 1.2%
Fannie Mae - 0.7%
2.54% 6/1/42 (b)	17,066	17,697
2.699% 2/1/42 (b)	92,651	95,983
2.772% 5/1/35 (b)	38,587	40,671
2.772% 1/1/42 (b)	70,532	73,076
2.81% 12/1/33 (b)	23,413	24,692
2.812% 7/1/35 (b)	142,939	150,899
2.876% 2/1/35 (b)	43,153	45,386
2.906% 10/1/35 (b)	48,648	51,493
2.907% 12/1/34 (b)	17,657	18,681
2.943% 9/1/41 (b)	10,692	11,077
2.956% 11/1/36 (b)	45,386	47,046
2.96% 11/1/34 (b)	20,892	21,925
2.961% 3/1/40 (b)	30,764	32,647
2.973% 11/1/40 (b)	8,217	8,666
3.031% 1/1/40 (b)	41,716	44,124
3.05% 8/1/41 (b)	6,415	6,756
3.05% 8/1/41 (b)	40,211	42,748
3.05% 9/1/41 (b)	58,796	61,120
3.124% 4/1/35 (b)	13,284	13,941
3.187% 3/1/40 (b)	23,409	24,816
3.241% 7/1/41 (b)	15,498	16,287
3.3% 10/1/41 (b)	29,575	30,774
3.364% 10/1/41 (b)	9,490	9,884
3.435% 12/1/39 (b)	8,594	9,139
3.55% 7/1/41 (b)	21,108	22,027
4.5% 6/1/19 to 7/1/20	16,834	17,272
5.5% 11/1/17 to 11/1/34	380,082	420,023

TOTAL FANNIE MAE		1,358,850

Freddie Mac - 0.5%
2.916% 4/1/40 (b)	24,793	26,224
3.028% 11/1/35 (b)	21,438	22,128
3.03% 4/1/40 (b)	24,116	25,600
3.071% 8/1/36 (b)	15,112	15,856
3.099% 10/1/42 (b)	57,773	61,066
3.13% 8/1/41 (b)	33,227	34,537
3.13% 9/1/41 (b)	20,446	21,653
3.198% 9/1/41 (b)	12,723	13,340
3.231% 4/1/41 (b)	9,358	9,707
3.282% 6/1/41 (b)	12,400	13,046
3.392% 5/1/41 (b)	10,527	11,195
3.5% 8/1/26	328,848	344,450
3.626% 5/1/41 (b)	14,252	14,991
3.665% 6/1/41 (b)	13,798	14,520
4% 6/1/24 to 4/1/26	362,910	383,356
4.5% 8/1/18 to 11/1/18	43,475	44,430
8.5% 5/1/26 to 7/1/28	4,518	5,272

TOTAL FREDDIE MAC		1,061,371

Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	27,729	32,297
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,465,501)		2,452,518

Asset-Backed Securities - 13.0%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$37,808	$38,392
Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	14,969	14,367
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.88% 6/15/21	311,000	310,948
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	118,000	118,199
Series 2012-5 Class A, 1.54% 9/15/19	499,000	499,491
Series 2014-3 Class A, 1.33% 3/15/19	854,000	854,056
Series 2014-5 Class A2, 1.6% 10/15/19	447,000	447,462
Series 2015-3 Class A, 1.63% 5/15/20	350,000	350,055
American Express Credit Account Master Trust:
Series 2014-4 Class A, 1.43% 6/15/20	547,000	547,491
Series 2017-1 Class A, 1.93% 9/15/22	570,000	571,368
AmeriCredit Automobile Receivables Trust:
Series 2014-1 Class A3, 0.9% 2/8/19	2,345	2,344
Series 2014-2 Class A3, 0.94% 2/8/19	62,696	62,682
Series 2014-4 Class A3, 1.27% 7/8/19	47,944	47,944
Series 2015-2 Class A3, 1.27% 1/8/20	332,079	331,901
Series 2015-3 Class A3, 1.54% 3/9/20	500,000	500,423
Series 2016-2 Class A2A, 1.42% 10/8/19	121,377	121,416
Argent Securities, Inc. pass-thru certificates Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	14,781	14,051
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	549,000	548,651
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	64,225	64,228
Series 2015-2 Class A2, 1.39% 9/20/18	142,894	142,961
Capital One Multi-Asset Execution Trust:
Series 2016-A3 Class A3, 1.34% 4/15/22	520,000	515,720
Series 2016-A4 Class A4, 1.4% 6/15/22	429,000	424,592
Carmax Auto Owner Trust Series 2015-2 Class A3, 1.37% 3/16/20	279,982	279,854
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	358,000	355,045
Chase Issuance Trust:
Series 2015-A2, Class A, 1.59% 2/18/20	268,000	268,563
Series 2016-A2 Class A, 1.37% 6/15/21	520,000	516,182
Series 2016-A5 Class A5, 1.27% 7/15/21	520,000	514,191
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	224,620	224,569
Series 2016-BA Class A2, 1.6% 1/15/20 (a)	336,000	335,821
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	163,544	163,621
Citibank Credit Card Issuance Trust:
Series 2014-A8 Class A8, 1.73% 4/9/20	345,000	346,190
Series 2016-A1 Class A1, 1.75% 11/19/21	506,000	505,285
Series 2017-A2 Class A2, 1.1933% 1/19/21	524,000	524,901
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0283% 3/25/32 (b)	1,524	1,515
Series 2004-2 Class 3A4, 1.2783% 7/25/34 (b)	11,176	9,948
Series 2004-4 Class M2, 1.5733% 6/25/34 (b)	1,890	1,812
Dell Equipment Finance Trust:
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	128,534	128,529
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	57,471	57,481
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	402,000	401,516
Series 2014-A5 Class A, 1.39% 4/15/20	359,000	359,190
Series 2016-A1 Class A1, 1.64% 7/15/21	320,000	319,850
Series 2016-A4 Class A4, 1.39% 3/15/22	428,000	423,785
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	130,505	130,408
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	152,388	152,231
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	213,000	212,607
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	208,000	208,068
Fannie Mae Series 2004-T5:
Class AB1, 1.2142% 5/28/35 (b)	26,810	24,498
Class AB3, 1.5005% 5/28/35 (b)	12,075	10,664
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	210,689	212,264
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	1,155,000	1,165,449
Series 2015-2 Class A, 2.44% 1/15/27 (a)	218,000	219,800
Series 2017-A Class A3, 1.91% 6/15/21	370,000	369,840
Ford Credit Floorplan Master Owner Trust:
Series 2015-4 Class A1, 1.77% 8/15/20	370,000	370,678
Series 2015-5 Class A, 2.39% 8/15/22	851,000	857,697
Series 2016-3 Class A1, 1.55% 7/15/21	394,000	391,064
Fremont Home Loan Trust Series 2004-D Class M5, 2.2711% 11/25/34 (b)	2,280	32
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	42,625	42,627
Series 2015-1 Class A3, 1.53% 9/20/18	278,703	278,989
Series 2015-2 Class A3, 1.68% 12/20/18	260,000	260,440
Series 2016-2 Class A2A, 1.28% 10/22/18	300,779	300,472
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	415,000	415,078
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	320,000	319,751
Series 2017-1 Class A1, 2.25% 1/18/22 (a)	331,000	330,640
Home Equity Asset Trust:
Series 2003-5 Class A2, 1.4711% 12/25/33 (b)	7,906	7,579
Series 2004-1 Class M2, 2.4711% 6/25/34 (b)	6,919	6,463
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	28,130	20,277
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	202,000	201,666
Hyundai Auto Lease Securitization Trust:
Series 2015-B Class A3, 1.4% 11/15/18 (a)	330,000	330,216
Series 2017-A Class A2A, 1.56% 7/15/19 (a)	500,000	499,782
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	249,000	248,792
Series 2016-A Class A3, 1.56% 9/15/20	110,000	109,940
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	202,000	201,532
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	407,000	403,675
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (b)	51	28
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (b)	14,333	13,878
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	24,849	22,594
Series 2004-NC8 Class M6, 2.6533% 9/25/34 (b)	7,548	7,121
Navient Student Loan Trust Series 2016-6A Class A1, 1.2583% 3/25/66 (a)(b)	427,651	428,277
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	387,000	383,532
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	358,000	357,990
Series 2016-A Class A2, 1.54% 6/15/21	474,000	468,900
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.6404% 10/30/45 (b)	72,715	68,988
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (b)	137,237	132,654
Class M4, 2.9461% 9/25/34 (b)	194,565	124,166
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (b)	33,532	31,776
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	55,003	55,043
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.76% 3/25/20 (a)	233,000	231,834
Series 2017-1A Class A3, 1.81% 8/25/20 (a)	362,000	361,354
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.9134% 6/15/33 (b)	49,329	49,043
Series 2004-B:
Class A2, 1.1634% 6/15/21 (b)	9,944	9,941
Class C, 1.8334% 9/15/33 (b)	79,850	78,720
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	500,000	500,523
Series 2016-1 Class A, 2.04% 3/15/22	200,000	200,875
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	287,000	286,776
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (b)	15,559	14,657
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	500,000	500,057
Series 2016-B Class A3, 1.51% 4/15/20	179,000	178,361
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	236,000	234,236
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	371,000	368,188
Series 2016-2A Class A, 1.68% 5/20/21 (a)	416,000	413,845
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	72,554	72,444
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	222,000	221,821
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	257,262	257,365
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	270,000	270,263
TOTAL ASSET-BACKED SECURITIES
(Cost $26,953,623)		26,915,059

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0732% 5/27/35 (a)(b)	84,835	87,158
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	9,929	9,440
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1.9417% 6/10/19(a)(b)	550,000	549,895

TOTAL PRIVATE SPONSOR		646,493

U.S. Government Agency - 0.1%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	76,997	79,824
planned amortization class Series 2012-94 Class E, 3% 6/25/22	37,586	38,207
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	21,101	23,636
Series 2009-31 Class A, 4% 2/25/24	4,504	4,540
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	56,714	58,173
Series 3949 Class MK, 4.5% 10/15/34	52,847	55,935

TOTAL U.S. GOVERNMENT AGENCY		260,315

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $912,346)		906,808

Commercial Mortgage Securities - 4.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (b)(c)	16,722	214
Banc of America Commercial Mortgage Trust sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	211,806	211,767
Series 2007-5 Class A1A, 5.361% 2/10/51	546,331	555,233
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	213,278	212,082
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.92% 5/15/32 (a)(b)	221,872	221,879
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (a)(b)	71,229	62,165
Class M1, 1.2283% 1/25/36 (a)(b)	22,403	18,840
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	34,210	29,719
Series 2007-4A Class A2, 1.3283% 9/25/37 (a)(b)	93,405	66,862
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(c)	685,331	0
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	122,243	123,891
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.167% 12/15/27 (a)(b)	434,324	435,275
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.7141% 12/10/49 (b)	350,400	351,688
Series 2013-GC11 Class A1, 0.754% 4/10/46	23,079	23,035
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	25,343	25,323
COMM Mortgage Trust sequential payer Series 2012-LC4 Class A4, 3.288% 12/10/44	137,000	141,755
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7925% 12/10/49 (b)	129,837	130,783
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.096% 12/10/49 (b)	562,384	572,094
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.4928% 11/15/49	158,159	156,904
CSMC Series 2015-TOWN Class A, 2.0172% 3/15/28 (a)(b)	600,000	599,234
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.839% 12/15/49	110,975	110,687
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	115,007	115,197
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 2.004% 12/15/34 (a)(b)	115,333	115,787
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	11,009	11,005
Series 2007-C1 Class A1A, 5.483% 12/10/49	174,529	174,568
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.7672% 7/15/31 (a)(b)	40,397	40,076
Series 2016-ICE2 Class A, 2.6972% 2/15/33 (a)(b)	241,000	243,192
sequential payer:
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	667,000	694,832
Series 2014-GC18 Class AAB, 3.648% 1/10/47	56,000	58,819
Series 2016-GS4 Class A1, 1.532% 11/10/49	48,499	48,149
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.018% 11/15/29 (a)(b)	160,000	160,449
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	246,000	252,059
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	876,711	865,242
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.67% 4/15/27 (a)(b)	246,761	243,939
Series 2014-FL5 Class A, 1.7472% 7/15/31 (a)(b)	188,875	189,293
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (b)	107,114	107,235
Series 2007-LDPX Class A3, 5.42% 1/15/49	57,963	57,917
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	144,290	147,742
Series 2007-CB19 Class A1A, 5.7342% 2/12/49 (b)	212,941	213,546
Series 2013-C13 Class A1, 1.3029% 1/15/46	42,633	42,615
Series 2016-WP Class TA, 2.2172% 10/15/33 (a)(b)	144,000	145,349
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	134,571	137,010
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.5672% 9/15/28 (a)(b)	177,811	178,706
Morgan Stanley BAML Trust:
sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	267,669	268,032
Series 2016-C32 Class A1, 1.968% 12/15/49	159,740	159,292
Morgan Stanley Capital I Trust:
Series 2007-IQ14 Class A4, 5.692% 4/15/49	103,696	103,610
Series 2007-T27 Class A1A, 5.6411% 6/11/42 (b)	182,201	183,406
Series 2016-BNK2 Class A1, 1.544% 11/15/49	122,958	121,411
SCG Trust Series 2013-SRP1 Class A, 2.3539% 11/15/26 (a)(b)	210,000	209,934
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	32,622	32,502
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C33 Class A4, 5.9654% 2/15/51 (b)	82,682	82,842
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	21,341	21,298
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 2.1172% 6/15/29 (a)(b)	242,000	242,856
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A1, 1.795% 12/15/59	139,985	139,327
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.847% 12/15/49	117,027	116,970
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	44,000	44,770
Series 2013-C16 Class ASB, 3.963% 9/15/46	94,000	99,571
Series 2013-C13 Class A1, 0.778% 5/15/45	21,490	21,430
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $10,254,934)		10,139,408

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $314,523)	300,000	316,662

Foreign Government and Government Agency Obligations - 0.4%
Alberta Province 1.9% 12/6/19	$500,000	$501,336
Ontario Province 1.25% 6/17/19	300,000	296,682
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $796,401)		798,018

Bank Notes - 1.6%
Capital One NA 1.65% 2/5/18	268,000	268,168
Citizens Bank NA 2.3% 12/3/18	250,000	251,355
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,010,729
PNC Bank NA 1.7% 12/7/18	1,000,000	1,001,166
Regions Financial Corp. 2.25% 9/14/18	500,000	502,069
UBS AG Stamford Branch 1.8% 3/26/18	256,000	256,474
TOTAL BANK NOTES
(Cost $3,286,732)		3,289,961

Commercial Paper - 0.2%
Vodafone Group PLC yankee 1.6% 9/5/17
(Cost $495,822)	500,000	495,981
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 0.60% (d)
(Cost $68,773)	68,766	68,780
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $206,655,512)		206,474,451
NET OTHER ASSETS (LIABILITIES) - 0.2%		408,887
NET ASSETS - 100%		$206,883,338

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,106,620 or 15.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,118
Total	$5,118

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$135,324,215	$--	$135,324,215	$--
U.S. Government and Government Agency Obligations	25,767,041	--	25,767,041	--
U.S. Government Agency - Mortgage Securities	2,452,518	--	2,452,518	--
Asset-Backed Securities	26,915,059	--	26,915,059	--
Collateralized Mortgage Obligations	906,808	--	906,808	--
Commercial Mortgage Securities	10,139,408	--	10,139,408	--
Municipal Securities	316,662	--	316,662	--
Foreign Government and Government Agency Obligations	798,018	--	798,018	--
Bank Notes	3,289,961	--	3,289,961	--
Commercial Paper	495,981	--	495,981	--
Money Market Funds	68,780	68,780	--	--
Total Investments in Securities:	$206,474,451	$68,780	$206,405,671	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.7%
United Kingdom	4.1%
Canada	2.5%
Netherlands	2.0%
Others (Individually Less Than 1%)	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $206,586,739)	$206,405,671
Fidelity Central Funds (cost $68,773)	68,780
Total Investments (cost $206,655,512)		$206,474,451
Cash		332
Receivable for investments sold		5,020,849
Receivable for fund shares sold		481,104
Interest receivable		946,007
Distributions receivable from Fidelity Central Funds		2,556
Total assets		212,925,299
Liabilities
Payable for investments purchased	$5,624,367
Payable for fund shares redeemed	340,433
Accrued management fee	60,560
Other affiliated payables	16,601
Total liabilities		6,041,961
Net Assets		$206,883,338
Net Assets consist of:
Paid in capital		$207,408,896
Distributions in excess of net investment income		(33,122)
Accumulated undistributed net realized gain (loss) on investments		(311,375)
Net unrealized appreciation (depreciation) on investments		(181,061)
Net Assets, for 20,729,013 shares outstanding		$206,883,338
Net Asset Value, offering price and redemption price per share ($206,883,338 ÷ 20,729,013 shares)		$9.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$1,628,590
Income from Fidelity Central Funds		5,118
Total income		1,633,708
Expenses
Management fee	$367,792
Transfer agent fees	103,952
Independent trustees' fees and expenses	441
Miscellaneous	346
Total expenses before reductions	472,531
Expense reductions	(146)	472,385
Net investment income (loss)		1,161,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(279,386)
Fidelity Central Funds	442
Total net realized gain (loss)		(278,944)
Change in net unrealized appreciation (depreciation) on investment securities		(669,081)
Net gain (loss)		(948,025)
Net increase (decrease) in net assets resulting from operations		$213,298

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,161,323	$2,120,953
Net realized gain (loss)	(278,944)	157,179
Change in net unrealized appreciation (depreciation)	(669,081)	1,348,250
Net increase (decrease) in net assets resulting from operations	213,298	3,626,382
Distributions to shareholders from net investment income	(1,277,191)	(2,031,351)
Distributions to shareholders from net realized gain	(147,076)	(50,337)
Total distributions	(1,424,267)	(2,081,688)
Share transactions
Proceeds from sales of shares	18,551,706	106,226,806
Reinvestment of distributions	1,424,265	2,081,687
Cost of shares redeemed	(27,247,713)	(67,930,109)
Net increase (decrease) in net assets resulting from share transactions	(7,271,742)	40,378,384
Total increase (decrease) in net assets	(8,482,711)	41,923,078
Net Assets
Beginning of period	215,366,049	173,442,971
End of period	$206,883,338	$215,366,049
Other Information
Undistributed net investment income end of period	$–	$82,746
Distributions in excess of net investment income end of period	$(33,122)	$–
Shares
Sold	1,858,467	10,633,942
Issued in reinvestment of distributions	142,572	208,353
Redeemed	(2,727,110)	(6,814,107)
Net increase (decrease)	(726,071)	4,028,188

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Short-Term Credit Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.055	.115	.046
Net realized and unrealized gain (loss)	(.047)	.089	(.051)
Total from investment operations	.008	.204	(.005)
Distributions from net investment income	(.061)	(.111)	(.045)
Distributions from net realized gain	(.007)	(.003)	–
Total distributions	(.068)	(.114)	(.045)
Net asset value, end of period	$9.98	$10.04	$9.95
Total ReturnC,D	.08%	2.06%	(.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.46%G
Expenses net of fee waivers, if any	.45%G	.45%	.46%G
Expenses net of all reductions	.45%G	.45%	.46%G
Net investment income (loss)	1.11%G	1.15%	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$206,883	$215,366	$173,443
Portfolio turnover rateH	80%G	115%	77%I,J

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Advisor Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to premium on debt securities, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$441,893
Gross unrealized depreciation	(568,538)
Net unrealized appreciation (depreciation) on securities	$(126,645)
Tax cost	$206,601,096

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $35,772,060 and $31,088,862, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $346 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $146.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Actual	.45%	$1,000.00	$1,000.80	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Short-Term Credit Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

New Advisory Contracts.  The Board noted that, at its July 2016 meeting, it had voted to approve a new management contract and new sub-advisory agreements for the fund (New Advisory Contracts) that will take effect if the shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) approve new management contracts for the Freedom Funds. The Board noted that under the New Advisory Contracts, the fund will no longer pay a management fee to FMR. The Board also noted that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) period shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Fidelity Advisor Series Short-Term Credit Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the fund ranked below the competitive median for the period.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Series Short-Term Credit Fund Fidelity® Series Short-Term Credit Fund Class F Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	18.5%
AAA	16.3%
AA	5.4%
A	23.4%
BBB	33.0%
BB and Below	2.1%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	0.7%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	21.3%
AAA	14.3%
AA	4.0%
A	24.3%
BBB	32.1%
BB and Below	2.7%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2017 *
Corporate Bonds	61.5%
U.S. Government and U.S. Government Agency Obligations	18.5%
Asset-Backed Securities	12.2%
CMOs and Other Mortgage Related Securities	4.9%
Municipal Bonds	0.1%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 13.5%

As of August 31, 2016 *
Corporate Bonds	59.9%
U.S. Government and U.S. Government Agency Obligations	21.3%
Asset-Backed Securities	10.0%
CMOs and Other Mortgage Related Securities	6.1%
Municipal Bonds	0.1%
Other Investments	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 13.5%

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.4%
Automobiles - 2.6%
American Honda Finance Corp.:
1.5% 11/19/18	$3,105,000	$3,100,979
1.7% 2/22/19	1,546,000	1,545,932
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	5,176,000	5,178,459
1.5% 7/5/19 (a)	2,000,000	1,975,634
1.65% 3/2/18 (a)	3,047,000	3,046,921
1.65% 5/18/18 (a)	3,000,000	2,995,590
2.3% 1/6/20 (a)	4,300,000	4,310,827
2.45% 5/18/20 (a)	2,000,000	2,004,122
General Motors Financial Co., Inc.:
2.35% 10/4/19	4,000,000	4,003,764
2.4% 4/10/18	9,850,000	9,913,129
2.4% 5/9/19	5,000,000	5,034,440
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	4,784,000	4,781,412
1.65% 5/22/18 (a)	2,000,000	1,993,948
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	2,785,000	2,781,945
2.375% 3/22/17 (a)	2,572,000	2,573,469
		55,240,571
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	652,000	656,621
Media - 2.8%
21st Century Fox America, Inc. 4.5% 2/15/21	8,640,000	9,255,842
CBS Corp. 2.3% 8/15/19	3,393,000	3,403,233
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	9,500,000	9,766,000
Comcast Corp.:
5.15% 3/1/20	4,500,000	4,907,007
6.3% 11/15/17	4,000,000	4,141,552
COX Communications, Inc. 6.25% 6/1/18 (a)	613,000	643,986
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	10,000,000	10,026,430
Time Warner Cable, Inc. 5.85% 5/1/17	7,442,000	7,496,595
Time Warner, Inc.:
4.75% 3/29/21	1,865,000	2,001,986
6.875% 6/15/18	5,000,000	5,332,220
Viacom, Inc. 2.2% 4/1/19	3,047,000	3,043,435
		60,018,286

TOTAL CONSUMER DISCRETIONARY		115,915,478

CONSUMER STAPLES - 3.7%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	14,760,000	14,804,221
2.65% 2/1/21	5,000,000	5,052,785
		19,857,006
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18	5,536,000	5,560,558
2.25% 12/5/18	2,000,000	2,019,240
2.25% 8/12/19	2,680,000	2,698,530
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	586,000	587,621
1.75% 5/30/18	2,878,000	2,883,160
		13,749,109
Food Products - 0.7%
H.J. Heinz Co. 1.6% 6/30/17	3,300,000	3,305,834
The J.M. Smucker Co. 1.75% 3/15/18	8,044,000	8,063,684
Tyson Foods, Inc. 2.65% 8/15/19	2,471,000	2,502,162
		13,871,680
Tobacco - 1.5%
BAT International Finance PLC:
1.85% 6/15/18 (a)	8,000,000	8,001,240
2.75% 6/15/20 (a)	3,500,000	3,523,972
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	5,186,000	5,198,612
2.05% 7/20/18 (a)	5,300,000	5,306,047
Philip Morris International, Inc.:
1.375% 2/25/19	4,000,000	3,974,140
1.875% 1/15/19	3,100,000	3,115,540
Reynolds American, Inc.:
2.3% 6/12/18	736,000	740,999
3.25% 6/12/20	2,362,000	2,420,098
		32,280,648

TOTAL CONSUMER STAPLES		79,758,443

ENERGY - 4.1%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.25% 3/16/18	170,000	171,063
Petrofac Ltd. 3.4% 10/10/18 (a)	4,728,000	4,777,408
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	5,449,000	5,492,886
		10,441,357
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp. 4.85% 3/15/21	460,000	494,495
BP Capital Markets PLC:
1.375% 5/10/18	2,745,000	2,739,603
1.674% 2/13/18	3,918,000	3,925,965
1.676% 5/3/19	912,000	908,078
1.846% 5/5/17	3,047,000	3,050,608
2.315% 2/13/20	3,610,000	3,631,317
Canadian Natural Resources Ltd. 1.75% 1/15/18	935,000	935,435
Columbia Pipeline Group, Inc. 2.45% 6/1/18	2,225,000	2,237,060
ConocoPhillips Co.:
1.5% 5/15/18	9,129,000	9,109,692
2.2% 5/15/20	4,000,000	4,007,092
DCP Midstream Operating LP 2.7% 4/1/19	238,000	236,215
Enbridge, Inc. 1.3842% 6/2/17 (b)	4,266,000	4,267,681
Energy Transfer Partners LP 2.5% 6/15/18	1,101,000	1,108,841
Enterprise Products Operating LP:
1.65% 5/7/18	5,506,000	5,494,316
2.55% 10/15/19	476,000	481,539
Exxon Mobil Corp. 1.708% 3/1/19	4,000,000	4,007,696
Kinder Morgan, Inc.:
2% 12/1/17	832,000	833,637
3.05% 12/1/19	5,096,000	5,185,190
Marathon Petroleum Corp. 2.7% 12/14/18	2,830,000	2,867,226
Petro-Canada 6.05% 5/15/18	3,047,000	3,200,596
Petroleos Mexicanos:
3.125% 1/23/19	405,000	409,050
5.5% 2/4/19	6,140,000	6,454,675
Phillips 66 Co. 2.95% 5/1/17	1,219,000	1,222,438
Shell International Finance BV 2.125% 5/11/20	2,509,000	2,515,797
TransCanada PipeLines Ltd.:
1.625% 11/9/17	3,318,000	3,319,981
1.875% 1/12/18	4,751,000	4,759,623
		77,403,846

TOTAL ENERGY		87,845,203

FINANCIALS - 29.5%
Banks - 16.1%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	5,500,000	5,510,032
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	6,000,000	6,039,120
Bank of America Corp.:
2% 1/11/18	9,044,000	9,085,810
2.6% 1/15/19	46,795,000	47,373,246
2.65% 4/1/19	8,000,000	8,105,104
Bank of Montreal 2.1% 12/12/19	3,000,000	3,006,183
Bank of Nova Scotia 1.7% 6/11/18	4,234,000	4,237,675
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	4,571,000	4,567,288
1.7% 3/5/18 (a)	7,618,000	7,619,211
Barclays PLC:
2% 3/16/18	6,000,000	5,999,790
2.75% 11/8/19	5,000,000	5,038,910
BNP Paribas 2.375% 9/14/17	5,586,000	5,617,170
BPCE SA 2.5% 12/10/18	3,000,000	3,023,397
Capital One NA 2.35% 1/31/20	4,000,000	4,007,416
Citigroup, Inc.:
1.7% 4/27/18	5,000,000	4,998,485
2.05% 6/7/19	8,000,000	8,002,560
2.4% 2/18/20	2,933,000	2,942,069
2.5% 9/26/18	9,000,000	9,087,786
2.5% 7/29/19	12,438,000	12,557,479
Citizens Bank NA:
2.25% 3/2/20	4,500,000	4,497,408
2.55% 5/13/21	2,684,000	2,677,099
Credit Agricole SA 2.625% 10/3/18 (a)	3,000,000	3,027,171
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	4,000,000	4,061,476
Credit Suisse New York Branch 1.75% 1/29/18	6,095,000	6,104,094
Discover Bank 2% 2/21/18	8,021,000	8,044,413
Fifth Third Bancorp 4.5% 6/1/18	2,133,000	2,203,986
HSBC Bank PLC 1.5% 5/15/18 (a)	2,730,000	2,721,357
HSBC U.S.A., Inc.:
1.7% 3/5/18	3,047,000	3,050,656
2.625% 9/24/18	2,238,000	2,260,120
ING Bank NV 1.8% 3/16/18 (a)	5,438,000	5,441,573
JPMorgan Chase & Co.:
1.7% 3/1/18	44,166,000	44,256,717
2.2% 10/22/19	1,459,000	1,466,882
2.25% 1/23/20	1,500,000	1,507,166
2.35% 1/28/19	11,088,000	11,207,318
La Caisse Centrale 1.75% 1/29/18 (a)	3,047,000	3,051,961
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	3,040,000	3,068,768
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	3,480,000	3,481,535
Mizuho Bank Ltd. 1.55% 10/17/17 (a)	7,882,000	7,883,545
MUFG Americas Holdings Corp. 1.625% 2/9/18	680,000	680,849
PNC Bank NA 1.8% 11/5/18	1,000,000	1,001,861
Royal Bank of Canada:
1.625% 4/15/19	2,500,000	2,487,828
2.15% 3/15/19	5,000,000	5,034,860
2.2% 7/27/18	2,742,000	2,763,771
Royal Bank of Scotland Group PLC 1.9382% 3/31/17 (b)	8,504,000	8,501,134
Sumitomo Mitsui Banking Corp. 1.75% 1/16/18	3,047,000	3,050,282
SunTrust Bank 2.25% 1/31/20	4,050,000	4,067,848
The Toronto-Dominion Bank:
1.45% 9/6/18	4,900,000	4,893,645
2.25% 11/5/19	5,000,000	5,043,650
Wells Fargo & Co. 2.15% 1/15/19	10,000,000	10,077,680
Wells Fargo Bank NA 2.15% 12/6/19	10,165,000	10,219,484
Westpac Banking Corp.:
1.6% 8/19/19	4,000,000	3,960,984
2.15% 3/6/20	2,000,000	1,998,026
4.875% 11/19/19	2,000,000	2,143,496
		342,757,374
Capital Markets - 5.2%
Deutsche Bank AG London Branch:
2.5% 2/13/19	4,000,000	4,001,856
2.85% 5/10/19	5,100,000	5,126,087
Goldman Sachs Group, Inc.:
1.748% 9/15/17	7,618,000	7,635,255
2% 4/25/19	7,500,000	7,487,055
2.375% 1/22/18	15,673,000	15,789,999
2.625% 1/31/19	13,047,000	13,206,956
IntercontinentalExchange, Inc.:
2.5% 10/15/18	1,883,000	1,909,188
2.75% 12/1/20	2,493,000	2,535,756
Moody's Corp.:
2.75% 7/15/19	2,000,000	2,027,384
2.75% 12/15/21	528,000	526,233
Morgan Stanley:
1.875% 1/5/18	23,047,000	23,121,626
2.45% 2/1/19	10,000,000	10,089,210
2.65% 1/27/20	7,500,000	7,582,883
S&P Global, Inc. 2.5% 8/15/18	1,058,000	1,066,933
UBS AG Stamford Branch:
1.375% 8/14/17	4,735,000	4,736,951
1.6971% 3/26/18 (b)	3,000,000	3,014,025
		109,857,397
Consumer Finance - 4.2%
American Express Credit Corp.:
1.875% 11/5/18	3,904,000	3,917,305
2.2% 3/3/20	4,000,000	3,995,840
2.25% 5/5/21	5,000,000	4,961,965
2.6% 9/14/20	6,000,000	6,065,442
Capital One Financial Corp. 2.45% 4/24/19	2,492,000	2,512,903
Caterpillar Financial Services Corp. 2.1% 1/10/20	2,930,000	2,940,882
Discover Financial Services 6.45% 6/12/17	7,272,000	7,366,405
Ford Motor Credit Co. LLC:
1.684% 9/8/17	4,638,000	4,644,456
1.897% 8/12/19	2,000,000	1,981,118
2.145% 1/9/18	18,047,000	18,118,448
2.24% 6/15/18	1,884,000	1,892,329
2.597% 11/4/19	2,500,000	2,526,215
3% 6/12/17	8,463,000	8,502,099
Hyundai Capital America:
2% 3/19/18 (a)	3,047,000	3,050,495
2% 7/1/19 (a)	4,000,000	3,965,176
2.125% 10/2/17 (a)	2,970,000	2,977,410
Synchrony Financial:
1.875% 8/15/17	4,700,000	4,703,798
2.6% 1/15/19	3,720,000	3,750,392
Toyota Motor Credit Corp. 1.55% 10/18/19	1,833,000	1,821,430
		89,694,108
Diversified Financial Services - 0.5%
Berkshire Hathaway Finance Corp.:
1.2679% 1/11/19 (b)	10,000,000	10,033,800
1.7% 3/15/19	1,304,000	1,308,945
		11,342,745
Insurance - 3.5%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,049,000	1,053,170
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,036,390
AIA Group Ltd. 2.25% 3/11/19 (a)	5,167,000	5,176,316
American International Group, Inc.:
2.3% 7/16/19	8,696,000	8,742,558
5.85% 1/16/18	2,077,000	2,152,516
Aon Corp. 5% 9/30/20	1,538,000	1,665,296
Assurant, Inc. 2.5% 3/15/18	3,747,000	3,778,388
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	2,802,000	2,837,490
MassMutual Global Funding II 1.55% 10/11/19 (a)	5,000,000	4,945,940
MetLife, Inc. 1.756% 12/15/17 (b)	1,142,000	1,143,943
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	6,073,000	6,078,526
1.55% 9/13/19 (a)	5,100,000	5,038,188
New York Life Global Funding:
1.5% 10/24/19 (a)	4,500,000	4,449,582
1.55% 11/2/18 (a)	3,120,000	3,111,074
Pricoa Global Funding I 1.9% 9/21/18 (a)	2,000,000	2,005,056
Principal Life Global Funding II:
2.2% 4/8/20 (a)	5,780,000	5,756,140
2.25% 10/15/18 (a)	2,500,000	2,521,383
Prudential Financial, Inc. 2.3% 8/15/18	4,880,000	4,915,878
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	4,818,000	4,908,892
		73,316,726

TOTAL FINANCIALS		626,968,350

HEALTH CARE - 5.1%
Biotechnology - 0.6%
AbbVie, Inc.:
1.8% 5/14/18	4,368,000	4,377,710
2.5% 5/14/20	2,025,000	2,035,228
Amgen, Inc. 2.2% 5/22/19	3,596,000	3,628,346
Celgene Corp. 2.125% 8/15/18	1,519,000	1,526,613
		11,567,897
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.35% 11/22/19	5,000,000	5,026,085
Becton, Dickinson & Co. 1.8% 12/15/17	2,386,000	2,391,249
Danaher Corp. 1.65% 9/15/18	3,659,000	3,660,705
Medtronic, Inc. 1.5% 3/15/18	3,718,000	3,723,636
Zimmer Biomet Holdings, Inc. 2% 4/1/18	4,522,000	4,535,937
		19,337,612
Health Care Providers & Services - 0.7%
Aetna, Inc. 1.9% 6/7/19	3,747,000	3,775,859
Cardinal Health, Inc. 1.95% 6/15/18	482,000	483,745
Express Scripts Holding Co. 1.25% 6/2/17	6,015,000	6,014,314
UnitedHealth Group, Inc.:
1.7% 2/15/19	1,204,000	1,205,542
1.9% 7/16/18	2,929,000	2,947,983
WellPoint, Inc. 1.875% 1/15/18	1,385,000	1,388,619
		15,816,062
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	2,731,000	2,747,405
Pharmaceuticals - 2.8%
Actavis Funding SCS:
2.0331% 3/12/18 (b)	6,095,000	6,134,672
2.35% 3/12/18	4,064,000	4,092,883
3% 3/12/20	3,244,000	3,302,869
Allergan PLC 1.875% 10/1/17	895,000	897,075
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	5,036,000	5,034,837
Mylan N.V. 2.5% 6/7/19	7,096,000	7,097,646
Perrigo Co. PLC 2.3% 11/8/18	5,435,000	5,443,783
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	10,000,000	9,918,970
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	5,000,000	4,966,545
1.7% 7/19/19	4,516,000	4,456,520
Zoetis, Inc.:
1.875% 2/1/18	6,887,000	6,904,004
3.45% 11/13/20	437,000	450,120
		58,699,924

TOTAL HEALTH CARE		108,168,900

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 1.85% 11/23/18	5,000,000	5,017,530
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	1,971	2,010
Electrical Equipment - 0.1%
Fortive Corp. 1.8% 6/15/19 (a)	858,000	854,970
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 1.4% 10/30/19	5,000,000	4,965,805
Machinery - 0.6%
John Deere Capital Corp.:
1.3% 3/12/18	10,000,000	9,984,780
1.6% 7/13/18	586,000	586,889
1.65% 10/15/18	2,677,000	2,679,645
		13,251,314
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,198,000	1,201,999
2.625% 9/4/18	1,642,000	1,657,809
		2,859,808

TOTAL INDUSTRIALS		26,951,437

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.5%
Cisco Systems, Inc.:
1.4% 9/20/19	8,000,000	7,950,152
1.65% 6/15/18	3,300,000	3,313,292
		11,263,444
Electronic Equipment & Components - 1.1%
Amphenol Corp. 1.55% 9/15/17	4,124,000	4,125,786
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	9,000,000	9,200,331
Tyco Electronics Group SA:
2.375% 12/17/18	526,000	530,535
6.55% 10/1/17	10,064,000	10,354,769
		24,211,421
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	3,749,000	3,782,898
3.65% 8/22/18	1,415,000	1,448,435
		5,231,333
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,000,000	4,052,368

TOTAL INFORMATION TECHNOLOGY		44,758,566

MATERIALS - 1.1%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	10,850,000	10,856,141
Ecolab, Inc.:
1.45% 12/8/17	1,409,000	1,407,739
1.55% 1/12/18	6,598,000	6,604,809
Sherwin-Williams Co. 1.35% 12/15/17	2,620,000	2,616,086
		21,484,775
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	1,511,000	1,507,223

TOTAL MATERIALS		22,991,998

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Boston Properties, Inc. 3.7% 11/15/18	5,214,000	5,363,324
ERP Operating LP 2.375% 7/1/19	1,567,000	1,580,335
Health Care REIT, Inc.:
2.25% 3/15/18	1,081,000	1,086,049
4.7% 9/15/17	1,375,000	1,397,968
Select Income REIT 2.85% 2/1/18	5,782,000	5,826,758
		15,254,434
Real Estate Management & Development - 0.5%
Essex Portfolio LP 5.5% 3/15/17	2,274,000	2,277,156
Mack-Cali Realty LP 2.5% 12/15/17	1,847,000	1,849,804
Ventas Realty LP 1.25% 4/17/17	1,167,000	1,166,935
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	1,652,000	1,656,852
Washington Prime Group LP 3.85% 4/1/20	3,571,000	3,572,086
		10,522,833

TOTAL REAL ESTATE		25,777,267

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.7%
American Electric Power Co., Inc. 1.65% 12/15/17	3,772,000	3,778,692
AT&T, Inc.:
1.4% 12/1/17	12,620,000	12,612,049
2.3% 3/11/19	2,271,000	2,283,445
2.45% 6/30/20	5,444,000	5,452,188
BellSouth Corp. 4.4% 4/26/17 (a)(b)	4,000,000	4,021,620
British Telecommunications PLC 2.35% 2/14/19	2,499,000	2,515,858
CenturyLink, Inc. 5.15% 6/15/17	3,395,000	3,420,870
Verizon Communications, Inc.:
1.375% 8/15/19	6,000,000	5,916,024
1.75% 8/15/21	10,000,000	9,582,480
4.5% 9/15/20	7,000,000	7,465,822
		57,049,048
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 1.5% 2/19/18	4,438,000	4,433,203

TOTAL TELECOMMUNICATION SERVICES		61,482,251

UTILITIES - 5.1%
Electric Utilities - 2.4%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	1,805,000	1,810,428
Duke Energy Corp.:
1.625% 8/15/17	5,505,000	5,509,877
1.8% 9/1/21	1,183,000	1,144,298
2.1% 6/15/18	5,129,000	5,153,840
Eversource Energy 1.45% 5/1/18	726,000	723,763
Exelon Corp. 2.85% 6/15/20	6,763,000	6,857,168
FirstEnergy Corp. 2.75% 3/15/18	8,001,000	8,071,065
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	3,440,000	3,442,814
1.649% 9/1/18	807,000	805,858
Pacific Gas & Electric Co. 5.625% 11/30/17	4,213,000	4,343,418
Southern Co.:
1.3% 8/15/17	1,770,000	1,769,862
1.85% 7/1/19	5,000,000	4,981,300
TECO Finance, Inc. 1.6101% 4/10/18 (b)	3,260,000	3,261,845
Xcel Energy, Inc. 1.2% 6/1/17	3,347,000	3,344,527
		51,220,063
Gas Utilities - 0.2%
Southern California Gas Co. 1.55% 6/15/18	5,000,000	5,001,075
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	522,000	521,145
2.7% 6/15/21	514,000	511,176
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,000,000	2,073,186
Southern Power Co. 1.5% 6/1/18	2,491,000	2,485,836
		5,591,343
Multi-Utilities - 2.2%
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	8,517,000	8,517,009
2% 11/15/18	2,552,000	2,559,449
Consolidated Edison, Inc. 2% 3/15/20	1,107,000	1,108,782
Dominion Resources, Inc.:
1.4% 9/15/17	1,648,000	1,645,666
1.6% 8/15/19	1,266,000	1,250,095
1.875% 1/15/19	5,350,000	5,349,577
1.9% 6/15/18	2,656,000	2,654,600
2.5% 12/1/19	4,588,000	4,636,848
3.2982% 9/30/66 (b)	2,319,000	1,892,072
Public Service Enterprise Group, Inc. 1.6% 11/15/19	1,962,000	1,939,851
Sempra Energy:
1.625% 10/7/19	3,461,000	3,427,100
2.3% 4/1/17	7,873,000	7,880,133
Wisconsin Energy Corp. 1.65% 6/15/18	3,138,000	3,136,930
		45,998,112

TOTAL UTILITIES		107,810,593

TOTAL NONCONVERTIBLE BONDS
(Cost $1,308,887,275)		1,308,428,486

U.S. Treasury Obligations - 17.0%
U.S. Treasury Notes:
0.75% 7/15/19	$78,542,000	$77,455,921
1.375% 2/15/20	87,796,000	87,507,941
1.375% 3/31/20	199,000,000	198,059,322
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $364,439,173)		363,023,184

U.S. Government Agency - Mortgage Securities - 1.3%
Fannie Mae - 0.8%
2.54% 6/1/42 (b)	240,319	249,208
2.691% 2/1/40 (b)	220,878	234,876
2.699% 2/1/42 (b)	1,246,343	1,291,162
2.732% 2/1/40 (b)	702,344	743,159
2.772% 5/1/35 (b)	315,264	332,292
2.772% 1/1/42 (b)	947,268	981,437
2.81% 12/1/33 (b)	158,483	167,147
2.812% 7/1/35 (b)	295,577	312,036
2.876% 2/1/35 (b)	316,362	332,733
2.906% 10/1/35 (b)	1,222,051	1,293,537
2.907% 12/1/34 (b)	143,553	151,883
2.94% 11/1/34 (b)	1,316,633	1,402,281
2.943% 9/1/41 (b)	136,502	141,411
2.956% 11/1/36 (b)	353,210	366,131
2.96% 11/1/34 (b)	169,387	177,763
2.961% 3/1/40 (b)	303,218	321,772
2.973% 11/1/40 (b)	106,306	112,116
2.975% 10/1/41 (b)	74,973	79,179
3.031% 1/1/40 (b)	397,379	420,313
3.05% 8/1/41 (b)	76,982	81,075
3.05% 9/1/41 (b)	685,475	712,561
3.085% 1/1/40 (b)	508,874	528,677
3.124% 4/1/35 (b)	491,963	516,304
3.187% 3/1/40 (b)	279,744	296,567
3.241% 7/1/41 (b)	211,046	221,787
3.3% 10/1/41 (b)	325,101	338,287
3.364% 10/1/41 (b)	122,771	127,863
3.435% 12/1/39 (b)	80,917	86,044
3.55% 7/1/41 (b)	282,752	295,071
5.5% 10/1/17 to 11/1/34	4,127,911	4,588,216
6.5% 5/1/17 to 8/1/17	3,092	3,110
7% 4/1/17 to 11/1/17	274	275
7.5% 11/1/31	570	672

TOTAL FANNIE MAE		16,906,945

Freddie Mac - 0.5%
2.916% 4/1/40 (b)	246,009	260,207
2.998% 2/1/40 (b)	315,794	335,273
3.028% 11/1/35 (b)	152,018	156,909
3.03% 4/1/40 (b)	236,922	251,497
3.071% 8/1/36 (b)	135,889	142,584
3.099% 10/1/42 (b)	783,330	827,974
3.13% 8/1/41 (b)	387,836	403,122
3.13% 9/1/41 (b)	240,839	255,058
3.198% 9/1/41 (b)	162,423	170,308
3.231% 4/1/41 (b)	131,785	136,699
3.282% 6/1/41 (b)	172,103	181,068
3.392% 5/1/41 (b)	135,882	144,508
3.5% 8/1/26	4,246,491	4,447,957
3.626% 5/1/41 (b)	192,796	202,797
3.665% 6/1/41 (b)	186,664	196,421
4% 9/1/25 to 4/1/26	1,502,553	1,602,002
4.5% 8/1/18 to 11/1/18	528,856	540,483
5% 4/1/20	243,431	249,953
8.5% 5/1/27 to 7/1/28	37,078	43,849

TOTAL FREDDIE MAC		10,548,669

Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	258,141	300,411
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $27,899,736)		27,756,025

Asset-Backed Securities - 12.2%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$293,994	$298,534
Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	136,148	130,667
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (b)	16,980	16,837
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.88% 6/15/21	3,160,000	3,159,474
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	1,545,000	1,547,599
Series 2012-5 Class A, 1.54% 9/15/19	7,047,000	7,053,927
Series 2014-3 Class A, 1.33% 3/15/19	6,080,000	6,080,399
Series 2014-5 Class A2, 1.6% 10/15/19	9,142,000	9,151,445
Series 2015-3 Class A, 1.63% 5/15/20	3,340,000	3,340,522
American Express Credit Account Master Trust Series 2017-1 Class A, 1.93% 9/15/22	5,839,000	5,853,013
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class A3, 1.27% 7/8/19	605,692	605,688
Series 2015-2 Class A3, 1.27% 1/8/20	1,660,396	1,659,505
Series 2015-3 Class A3, 1.54% 3/9/20	4,500,000	4,503,807
Series 2016-1 Class A3, 2.14% 10/8/20	1,597,000	1,600,079
Series 2016-2 Class A2A, 1.42% 10/8/19	1,348,635	1,349,066
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.6033% 4/25/34 (b)	18,431	15,547
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	115,119	109,429
Series 2004-W7 Class M1, 1.6033% 5/25/34 (b)	57,627	55,612
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (b)	226,342	79,023
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	995,000	994,367
BMW Vehicle Lease Trust Series 2016-2 Class A2, 1.25% 1/22/19	4,320,000	4,316,994
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	744,080	744,117
Series 2015-2 Class A2, 1.39% 9/20/18	1,347,062	1,347,702
Capital One Multi-Asset Execution Trust:
Series 2016-A3 Class A3, 1.34% 4/15/22	5,080,000	5,038,187
Series 2016-A4 Class A4, 1.4% 6/15/22	4,194,000	4,150,905
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	1,867,056	1,867,033
Series 2015-2 Class A3, 1.37% 3/16/20	2,896,361	2,895,040
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	3,622,000	3,592,100
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (b)	369,893	276,724
Chase Issuance Trust:
Series 2015-A2, Class A, 1.59% 2/18/20	3,047,000	3,053,399
Series 2016-A2 Class A, 1.37% 6/15/21	5,057,000	5,019,870
Series 2016-A5 Class A5, 1.27% 7/15/21	5,070,000	5,013,362
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.6% 1/15/20 (a)	3,398,000	3,396,189
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	2,223,247	2,224,293
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	1,225,000	1,236,177
Series 2014-A8 Class A8, 1.73% 4/9/20	6,095,000	6,116,017
Series 2016-A1 Class A1, 1.75% 11/19/21	5,165,000	5,157,698
Series 2017-A2 Class A2, 1.1933% 1/19/21	5,329,000	5,338,165
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 1.2783% 7/25/34 (b)	91,880	81,784
Series 2004-3 Class M4, 2.2333% 4/25/34 (b)	11,356	10,643
Series 2004-4 Class M2, 1.5733% 6/25/34 (b)	17,080	16,377
Dell Equipment Finance Trust:
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	642,669	642,644
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	431,033	431,105
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	4,571,000	4,573,420
Series 2016-A1 Class A1, 1.64% 7/15/21	3,050,000	3,048,570
Series 2016-A4 Class A4, 1.39% 3/15/22	4,210,000	4,168,537
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	1,110,876	1,110,047
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	1,945,710	1,943,712
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	2,067,000	2,063,190
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	2,108,000	2,108,690
Fannie Mae Series 2004-T5:
Class AB1, 1.2142% 5/28/35 (b)	181,356	165,717
Class AB3, 1.5005% 5/28/35 (b)	83,201	73,483
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	1,805,905	1,819,402
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	10,886,000	10,984,487
Series 2015-2 Class A, 2.44% 1/15/27 (a)	2,203,000	2,221,188
Series 2017-A Class A3, 1.91% 6/15/21	3,761,000	3,759,370
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	3,809,000	3,807,350
Series 2015-4 Class A1, 1.77% 8/15/20	3,000,000	3,005,499
Series 2015-5 Class A, 2.39% 8/15/22	8,650,000	8,718,068
Series 2016-3 Class A1, 1.55% 7/15/21	2,000,000	1,985,099
Fremont Home Loan Trust:
Series 2004-D Class M5, 2.2711% 11/25/34 (b)	15,288	214
Series 2005-A:
Class M3, 1.5061% 1/25/35 (b)	194,673	180,545
Class M4, 1.7911% 1/25/35 (b)	71,232	37,175
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (a)(b)	302,328	254,549
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	3,715,102	3,718,920
Series 2015-2 Class A3, 1.68% 12/20/18	2,453,000	2,457,148
Series 2016-2 Class A2A, 1.28% 10/22/18	2,873,525	2,870,600
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	4,472,000	4,472,838
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,060,000	3,057,621
Series 2017-1 Class A1, 2.25% 1/18/22 (a)	3,357,000	3,353,344
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (b)	17,061	16,071
Series 2003-5 Class A2, 1.4711% 12/25/33 (b)	62,458	59,875
Series 2004-1 Class M2, 2.4711% 6/25/34 (b)	55,292	51,649
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	274,769	198,063
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	2,066,000	2,062,579
Hyundai Auto Lease Securitization Trust:
Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,500,000	2,501,639
Series 2017-A Class A2A, 1.56% 7/15/19 (a)	4,000,000	3,998,254
Hyundai Auto Receivables Trust Series 2016-A Class A3, 1.56% 9/15/20	1,030,000	1,029,434
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	1,961,000	1,956,452
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (b)	157,000	81,359
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.9283% 7/25/36 (b)	2,259,517	1,140,932
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	3,998,000	3,965,337
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (b)	6,828	6,046
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (b)	10,371	9,994
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (b)	497	276
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (b)	177,599	171,961
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	111,970	101,808
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (b)	35,523	33,056
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (b)	28,800	1,005
Navient Student Loan Trust Series 2016-6A Class A1, 1.2583% 3/25/66 (a)(b)	4,276,509	4,282,773
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	3,752,000	3,718,373
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	4,571,000	4,570,877
Series 2016-A Class A2, 1.54% 6/15/21	3,165,000	3,130,949
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.6404% 10/30/45 (b)	479,008	454,459
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (b)	969,062	936,697
Class M4, 2.9461% 9/25/34 (b)	140,224	89,487
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (b)	302,836	286,979
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (b)	1,048	959
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	746,560	747,104
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (b)	113,896	109,030
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.76% 3/25/20 (a)	2,354,000	2,342,221
Series 2017-1A Class A3, 1.81% 8/25/20 (a)	3,708,000	3,701,387
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.9134% 6/15/33 (b)	411,000	408,612
Series 2004-B:
Class A2, 1.1634% 6/15/21 (b)	77,171	77,148
Class C, 1.8334% 9/15/33 (b)	615,312	606,605
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	149,000	149,048
Series 2015-3 class A, 1.74% 9/15/21	3,000,000	3,003,140
Series 2016-1 Class A, 2.04% 3/15/22	1,500,000	1,506,561
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	2,818,000	2,815,804
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (b)	117,662	110,842
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	3,500,000	3,500,401
Series 2016-B Class A3, 1.51% 4/15/20	1,708,000	1,701,899
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	2,289,000	2,271,886
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	3,592,000	3,564,773
Series 2016-2A Class A, 1.68% 5/20/21 (a)	4,226,000	4,204,103
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	2,968,000	2,965,602
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	3,416,729	3,418,094
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	2,480,000	2,482,411
TOTAL ASSET-BACKED SECURITIES
(Cost $260,653,422)		260,073,862

Collateralized Mortgage Obligations - 0.5%
Private Sponsor - 0.3%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 1.0178% 4/26/36 (a)(b)	194,302	193,523
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0732% 5/27/35 (a)(b)	1,038,522	1,066,964
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	96,779	92,018
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1.9417% 6/10/19 (a)(b)	5,500,000	5,498,950
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 3.1133% 6/10/35 (a)(b)	35,347	25,723
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	4,263	4,188

TOTAL PRIVATE SPONSOR		6,881,366

U.S. Government Agency - 0.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,041,269	1,079,495
planned amortization class Series 2012-94 Class E, 3% 6/25/22	425,679	432,719
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	136,251	152,622
Series 2009-31 Class A, 4% 2/25/24	54,535	54,969
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	761,063	780,641
Series 3949 Class MK, 4.5% 10/15/34	710,501	752,019

TOTAL U.S. GOVERNMENT AGENCY		3,252,465

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,209,267)		10,133,831

Commercial Mortgage Securities - 4.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (b)(c)	165,962	2,124
Banc of America Commercial Mortgage Trust sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	2,041,482	2,041,111
Series 2007-5 Class A1A, 5.361% 2/10/51	5,257,259	5,342,921
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	2,052,349	2,040,843
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.92% 5/15/32 (a)(b)	2,087,701	2,087,769
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (a)(b)	528,788	461,501
Class B1, 2.1783% 1/25/36 (a)(b)	21,329	16,664
Class M1, 1.2283% 1/25/36 (a)(b)	168,817	141,970
Class M2, 1.2483% 1/25/36 (a)(b)	54,888	44,947
Class M3, 1.2783% 1/25/36 (a)(b)	72,747	59,294
Class M4, 1.3883% 1/25/36 (a)(b)	40,369	33,926
Class M5, 1.4283% 1/25/36 (a)(b)	40,369	30,293
Class M6, 1.4783% 1/25/36 (a)(b)	40,994	30,976
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	313,860	272,652
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	62,707	54,297
Class A2, 1.0761% 7/25/37 (a)(b)	58,774	50,450
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	77,621	65,408
Class M1, 1.0661% 7/25/37 (a)(b)	58,464	46,099
Class M2, 1.0961% 7/25/37 (a)(b)	62,709	47,825
Class M3, 1.1261% 7/25/37 (a)(b)	101,758	75,878
Class M4, 1.2561% 7/25/37 (a)(b)	159,597	107,063
Class M5, 1.3561% 7/25/37 (a)(b)	76,129	39,664
Series 2007-4A:
Class A2, 1.3283% 9/25/37 (a)(b)	826,175	591,402
Class M1, 1.7283% 9/25/37 (a)(b)	35,747	8,795
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(c)	5,194,685	1
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (a)(b)	53,757	53,540
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,839,806	1,864,610
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.167% 12/15/27 (a)(b)	2,904,183	2,910,540
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	236,980	236,795
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7925% 12/10/49 (b)	1,266,204	1,275,430
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.096% 12/10/49 (b)	5,460,254	5,554,525
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.4928% 11/15/49	1,612,262	1,599,473
CSMC Series 2015-TOWN Class A, 2.0172% 3/15/28 (a)(b)	4,340,000	4,334,459
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.839% 12/15/49	1,124,348	1,121,437
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 2.004% 12/15/34 (a)(b)	1,354,246	1,359,568
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	88,605	88,570
Series 2007-C1 Class A1A, 5.483% 12/10/49	1,619,934	1,620,297
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.7672% 7/15/31 (a)(b)	542,115	537,801
Series 2016-ICE2 Class A, 2.6972% 2/15/33 (a)(b)	2,252,000	2,272,479
sequential payer Series 2012-GCJ7 Class A4, 3.377% 5/10/45	6,745,000	7,026,449
Series 2016-GS4 Class A1, 1.532% 11/10/49	497,604	494,007
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.018% 11/15/29 (a)(b)	2,039,000	2,044,718
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	2,529,000	2,591,288
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	8,874,386	8,758,294
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.67% 4/15/27 (a)(b)	3,927,912	3,883,003
Series 2014-FL5 Class A, 1.7472% 7/15/31 (a)(b)	1,930,994	1,935,272
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (b)	1,038,183	1,039,357
Series 2007-LDPX Class A3, 5.42% 1/15/49	553,061	552,622
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,350,208	1,382,511
Series 2013-C10, Class A1, 0.7302% 12/15/47	178,051	177,809
Series 2007-CB19 Class A1A, 5.7342% 2/12/49 (b)	2,035,241	2,041,027
Series 2016-WP Class TA, 2.2172% 10/15/33 (a)(b)	1,463,000	1,476,701
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,736,576	1,768,056
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.5672% 9/15/28 (a)(b)	1,778,112	1,787,059
Morgan Stanley BAML Trust:
sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	2,707,369	2,711,037
Series 2016-C32 Class A1, 1.968% 12/15/49	1,619,940	1,615,393
Morgan Stanley Capital I Trust:
Series 2007-IQ14 Class A4, 5.692% 4/15/49	980,828	980,014
Series 2007-T27 Class A1A, 5.6411% 6/11/42 (b)	2,342,003	2,357,503
Series 2016-BNK2 Class A1, 1.544% 11/15/49	1,249,748	1,234,026
SCG Trust Series 2013-SRP1 Class A, 2.3539% 11/15/26 (a)(b)	2,729,000	2,728,143
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C33 Class A4, 5.9654% 2/15/51 (b)	813,257	814,830
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	286,679	286,106
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 2.1172% 6/15/29 (a)(b)	2,345,000	2,353,299
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	2,755,997	2,759,134
Series 2016-LC25 Class A1, 1.795% 12/15/59	1,423,340	1,416,656
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.847% 12/15/49	1,183,919	1,183,348
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	441,000	448,713
Series 2013-C16 Class ASB, 3.963% 9/15/46	922,000	976,639
Series 2013-C13 Class A1, 0.778% 5/15/45	300,257	299,425
Series 2013-C14 Class A1, 0.836% 6/15/46	114,832	114,728
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $98,688,699)		97,760,564

Municipal Securities - 0.1%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $2,987,986)	2,850,000	3,008,289

Foreign Government and Government Agency Obligations - 0.5%
Alberta Province 1.9% 12/6/19	$7,000,000	$7,018,704
Ontario Province 1.25% 6/17/19	3,060,000	3,026,156
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,022,483)		10,044,860

Bank Notes - 1.6%
Capital One NA:
1.5% 9/5/17	$3,078,000	$3,080,127
1.65% 2/5/18	4,571,000	4,573,866
1.85% 9/13/19	3,000,000	2,979,096
Citizens Bank NA 2.3% 12/3/18	1,351,000	1,358,324
Fifth Third Bank 2.375% 4/25/19	6,000,000	6,064,374
KeyBank NA:
1.65% 2/1/18	1,763,000	1,766,799
2.5% 12/15/19	1,749,000	1,768,967
PNC Bank NA 1.7% 12/7/18	10,000,000	10,011,660
UBS AG Stamford Branch 1.8% 3/26/18	3,416,000	3,422,326
TOTAL BANK NOTES
(Cost $35,014,345)		35,025,539

Commercial Paper - 0.2%
Vodafone Group PLC yankee 1.6% 9/5/17
(Cost $4,958,222)	5,000,000	4,959,812
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.60% (d)
(Cost $7,665,371)	7,663,907	7,665,440
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $2,131,425,979)		2,127,879,892
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,288,984
NET ASSETS - 100%		$2,129,168,876

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,887,372 or 15.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,238
Total	$54,238

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,308,428,486	$--	$1,308,428,486	$--
U.S. Government and Government Agency Obligations	363,023,184	--	363,023,184	--
U.S. Government Agency - Mortgage Securities	27,756,025	--	27,756,025	--
Asset-Backed Securities	260,073,862	--	260,073,862	--
Collateralized Mortgage Obligations	10,133,831	--	10,108,108	25,723
Commercial Mortgage Securities	97,760,564	--	97,760,563	1
Municipal Securities	3,008,289	--	3,008,289	--
Foreign Government and Government Agency Obligations	10,044,860	--	10,044,860	--
Bank Notes	35,025,539	--	35,025,539	--
Commercial Paper	4,959,812	--	4,959,812	--
Money Market Funds	7,665,440	7,665,440	--	--
Total Investments in Securities:	$2,127,879,892	$7,665,440	$2,120,188,728	$25,724

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
United Kingdom	3.2%
Canada	2.9%
Netherlands	1.6%
Japan	1.5%
Luxembourg	1.2%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,123,760,608)	$2,120,214,452
Fidelity Central Funds (cost $7,665,371)	7,665,440
Total Investments (cost $2,131,425,979)		$2,127,879,892
Cash		2,251
Receivable for investments sold		42,048,288
Receivable for fund shares sold		1,372
Interest receivable		9,815,282
Distributions receivable from Fidelity Central Funds		24,585
Total assets		2,179,771,670
Liabilities
Payable for investments purchased	$46,116,534
Payable for fund shares redeemed	3,778,716
Accrued management fee	621,326
Other affiliated payables	86,209
Other payables and accrued expenses	9
Total liabilities		50,602,794
Net Assets		$2,129,168,876
Net Assets consist of:
Paid in capital		$2,135,244,631
Undistributed net investment income		373,940
Accumulated undistributed net realized gain (loss) on investments		(2,903,608)
Net unrealized appreciation (depreciation) on investments		(3,546,087)
Net Assets		$2,129,168,876
Series Short-Term Credit:
Net Asset Value, offering price and redemption price per share ($1,032,528,468 ÷ 103,547,089 shares)		$9.97
Class F:
Net Asset Value, offering price and redemption price per share ($1,096,640,408 ÷ 109,976,633 shares)		$9.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$16,139,289
Income from Fidelity Central Funds		54,238
Total income		16,193,527
Expenses
Management fee	$3,725,757
Transfer agent fees	515,266
Independent trustees' fees and expenses	4,407
Miscellaneous	3,448
Total expenses before reductions	4,248,878
Expense reductions	(220)	4,248,658
Net investment income (loss)		11,944,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,545,394)
Fidelity Central Funds	2,579
Total net realized gain (loss)		(2,542,815)
Change in net unrealized appreciation (depreciation) on investment securities		(7,030,699)
Net gain (loss)		(9,573,514)
Net increase (decrease) in net assets resulting from operations		$2,371,355

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,944,869	$20,918,754
Net realized gain (loss)	(2,542,815)	1,405,653
Change in net unrealized appreciation (depreciation)	(7,030,699)	12,066,835
Net increase (decrease) in net assets resulting from operations	2,371,355	34,391,242
Distributions to shareholders from net investment income	(12,895,986)	(19,619,634)
Distributions to shareholders from net realized gain	(1,486,464)	(1,098,083)
Total distributions	(14,382,450)	(20,717,717)
Share transactions - net increase (decrease)	32,985,247	493,030,261
Total increase (decrease) in net assets	20,974,152	506,703,786
Net Assets
Beginning of period	2,108,194,724	1,601,490,938
End of period	$2,129,168,876	$2,108,194,724
Other Information
Undistributed net investment income end of period	$373,940	$1,325,057

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Short-Term Credit Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.053	.114	.052
Net realized and unrealized gain (loss)	(.048)	.081	(.051)
Total from investment operations	.005	.195	.001
Distributions from net investment income	(.058)	(.108)	(.051)
Distributions from net realized gain	(.007)	(.007)	–
Total distributions	(.065)	(.115)	(.051)
Net asset value, end of period	$9.97	$10.03	$9.95
Total ReturnC,D	.05%	1.98%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%G
Expenses net of fee waivers, if any	.45%G	.45%	.45%G
Expenses net of all reductions	.45%G	.45%	.45%G
Net investment income (loss)	1.08%G	1.15%	1.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,032,528	$1,022,609	$768,418
Portfolio turnover rateH	74%G	112%	63%I,J

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Short-Term Credit Fund Class F

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.058	.124	.056
Net realized and unrealized gain (loss)	(.048)	.081	(.051)
Total from investment operations	.010	.205	.005
Distributions from net investment income	(.063)	(.118)	(.055)
Distributions from net realized gain	(.007)	(.007)	–
Total distributions	(.070)	(.125)	(.055)
Net asset value, end of period	$9.97	$10.03	$9.95
Total ReturnC,D	.10%	2.08%	.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.35%G
Expenses net of fee waivers, if any	.35%G	.35%	.35%G
Expenses net of all reductions	.35%G	.35%	.35%G
Net investment income (loss)	1.18%G	1.25%	1.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,096,640	$1,085,586	$833,073
Portfolio turnover rateH	74%G	112%	63%I,J

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Short-Term Credit and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to premium on debt securities, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,038,969
Gross unrealized depreciation	(6,948,034)
Net unrealized appreciation (depreciation) on securities	$(2,909,065)
Tax cost	$2,130,788,957

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $391,748,776 and $302,156,699, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .10% of average net assets for Series Short Term Credit. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Short-Term Credit	$515,266

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,448 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $220.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Series Short-Term Credit	$5,970,291	$9,043,568
Class F	6,925,695	10,576,066
Total	$12,895,986	$19,619,634
From net realized gain
Series Short-Term Credit	$719,924	$521,811
Class F	766,540	576,272
Total	$1,486,464	$1,098,083

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Series Short-Term Credit
Shares sold	7,451,505	45,212,221	$74,411,511	$451,217,796
Reinvestment of distributions	670,458	958,597	6,690,215	9,565,371
Shares redeemed	(6,547,555)	(21,430,443)	(65,377,001)	(213,387,353)
Net increase (decrease)	1,574,408	24,740,375	$15,724,725	$247,395,814
Class F
Shares sold	10,326,513	52,358,212	$103,059,099	$522,680,275
Reinvestment of distributions	770,876	1,117,682	7,692,235	11,152,338
Shares redeemed	(9,373,162)	(28,954,017)	(93,490,812)	(288,198,166)
Net increase (decrease)	1,724,227	24,521,877	$17,260,522	$245,634,447

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Series Short-Term Credit	.45%
Actual		$1,000.00	$1,000.50	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class F	.35%
Actual		$1,000.00	$1,001.00	$1.74
Hypothetical-C		$1,000.00	$1,023.06	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Short-Term Credit Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

New Advisory Contracts.  The Board noted that, at its July 2016 meeting, it had voted to approve a new management contract and new sub-advisory agreements for the fund (New Advisory Contracts) that will take effect if the shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) approve new management contracts for the Freedom Funds. The Board noted that under the New Advisory Contracts, the fund will no longer pay a management fee to FMR. The Board also noted that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Fidelity Series Short-Term Credit Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the period.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® U.S. Bond Index Fund Investor Class and Premium Class Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	69.6%
AAA	4.1%
AA	3.4%
A	10.2%
BBB	13.0%
BB and Below	0.5%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	69.4%
AAA	4.8%
AA	3.7%
A	9.7%
BBB	13.3%
BB and Below	0.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Corporate Bonds	26.3%
U.S. Government and U.S. Government Agency Obligations	69.6%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.6%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments - 8.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016*
Corporate Bonds	26.1%
U.S. Government and U.S. Government Agency Obligations	69.4%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	1.3%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.8)%

 * Foreign investments - 8.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,703
1.7% 9/9/21	4,500	4,370
2.125% 10/10/18	6,550	6,606
2.15% 3/13/20	8,550	8,553
2.25% 8/15/19	7,650	7,733
Ford Motor Co. 4.75% 1/15/43	7,650	7,399
General Motors Co.:
5.2% 4/1/45	4,270	4,299
6.6% 4/1/36	5,840	6,860
6.75% 4/1/46	4,000	4,860
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,757
4% 1/15/25	6,170	6,216
4% 10/6/26	3,680	3,663
4.3% 7/13/25	12,400	12,632
4.375% 9/25/21	9,190	9,690
		97,341
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,005
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,652
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,488
3.959% 7/1/38	4,725	5,005
Northwestern University 4.643% 12/1/44	3,350	3,948
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,450
3.619% 10/1/37	1,000	1,000
Rice University 3.774% 5/15/55	1,900	1,825
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,318
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,225
University of Southern California 5.25% 10/1/2111	2,000	2,324
		29,240
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,341
3.7% 1/30/26	16,870	17,308
4.875% 12/9/45	5,430	5,827
5.35% 3/1/18	2,317	2,404
6.3% 3/1/38	7,045	8,911
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,821
Starbucks Corp.:
2.45% 6/15/26	10,000	9,579
3.85% 10/1/23	1,875	2,020
		51,211
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 4.8% 12/5/34	6,000	6,777
Media - 1.0%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,137
5.4% 10/1/43	3,875	4,270
5.65% 8/15/20	1,000	1,103
6.15% 3/1/37	3,955	4,722
6.15% 2/15/41	10,500	12,643
6.9% 3/1/19	2,110	2,306
6.9% 8/15/39	2,000	2,566
7.75% 12/1/45	3,160	4,478
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	7,426
7.625% 4/15/31	3,250	4,385
CBS Corp.:
4% 1/15/26	6,000	6,144
4.6% 1/15/45	7,300	7,239
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	7,980	8,419
6.484% 10/23/45	4,690	5,452
Comcast Corp.:
1.625% 1/15/22	5,500	5,277
2.35% 1/15/27	12,800	11,755
3.125% 7/15/22	3,000	3,068
3.15% 3/1/26	5,000	4,929
3.3% 2/1/27	6,420	6,396
3.375% 8/15/25	13,700	13,778
4.65% 7/15/42	9,000	9,422
4.75% 3/1/44	5,400	5,742
5.7% 5/15/18	2,940	3,090
5.7% 7/1/19	8,500	9,260
6.4% 3/1/40	1,000	1,293
6.55% 7/1/39	3,000	3,911
6.95% 8/15/37	6,700	9,066
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,300
4.875% 4/1/43	4,900	4,478
5.05% 6/1/20	3,200	3,450
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,867
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,016
5.85% 5/1/17	5,801	5,844
6.75% 7/1/18	1,162	1,234
7.3% 7/1/38	4,000	5,003
8.75% 2/14/19	2,368	2,660
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,009
3.55% 6/1/24	3,000	2,994
3.6% 7/15/25	6,340	6,275
4% 1/15/22	1,000	1,043
4.65% 6/1/44	3,000	2,873
4.85% 7/15/45	3,000	2,979
6.5% 11/15/36	5,724	6,860
Viacom, Inc.:
4.25% 9/1/23	7,775	8,022
4.375% 3/15/43	2,635	2,313
5.625% 9/15/19	1,000	1,077
6.125% 10/5/17	5,420	5,561
Walt Disney Co.:
1.85% 5/30/19	1,500	1,507
1.85% 7/30/26	5,110	4,623
2.3% 2/12/21	4,740	4,791
2.55% 2/15/22	2,810	2,841
3.15% 9/17/25	9,470	9,704
4.125% 6/1/44	5,700	5,915
5.5% 3/15/19	2,000	2,156
		278,672
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	7,996
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,479
4.3% 2/15/43	4,750	4,000
Nordstrom, Inc. 5% 1/15/44	2,000	1,938
Target Corp.:
3.875% 7/15/20	3,000	3,174
4% 7/1/42	7,000	6,881
		28,468
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,956
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,810
3.25% 4/15/25	4,000	3,933
3.7% 4/15/22	5,500	5,687
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,060
3% 4/1/26	10,030	10,040
3.75% 2/15/24	6,725	7,147
4.2% 4/1/43	1,575	1,639
4.25% 4/1/46	3,280	3,459
4.875% 2/15/44	2,875	3,306
5.875% 12/16/36	10,400	13,304
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,305
3.7% 4/15/46	3,500	3,323
4.625% 4/15/20	2,000	2,142
4.65% 4/15/42	6,500	7,065
5.8% 4/15/40	2,000	2,491
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,933
		89,600

TOTAL CONSUMER DISCRETIONARY		581,309

CONSUMER STAPLES - 2.0%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,339
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,723
2.625% 1/17/23	2,825	2,789
2.65% 2/1/21	19,340	19,544
3.3% 2/1/23	10,250	10,464
3.65% 2/1/26	42,220	42,836
4.625% 2/1/44	5,750	6,115
4.7% 2/1/36	4,870	5,240
4.9% 2/1/46	18,180	19,974
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,638
8.2% 1/15/39	2,800	4,257
Constellation Brands, Inc. 3.7% 12/6/26	7,550	7,556
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,701
5.75% 10/23/17	5,185	5,330
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,839
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,797
3% 7/15/26	7,000	6,675
4.2% 7/15/46	8,730	8,308
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,066
2.375% 10/6/26	6,750	6,423
3.6% 8/13/42	3,000	2,859
4.25% 10/22/44	6,000	6,310
4.45% 4/14/46	800	867
4.875% 11/1/40	2,300	2,628
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,899
2.875% 10/27/25	9,580	9,541
3.15% 11/15/20	3,700	3,859
		208,577
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,776
2.8% 7/20/20	8,400	8,538
3.875% 7/20/25	4,660	4,812
4.875% 7/20/35	3,100	3,374
5.125% 7/20/45	8,810	9,820
5.3% 12/5/43	4,391	4,988
Kroger Co.:
2.65% 10/15/26	2,850	2,652
3.5% 2/1/26	4,000	4,022
5.15% 8/1/43	2,725	2,972
Sysco Corp.:
3.3% 7/15/26	3,280	3,228
3.75% 10/1/25	5,700	5,807
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,892
3.3% 4/22/24	19,000	19,770
5.625% 4/1/40	2,000	2,480
5.625% 4/15/41	4,600	5,740
6.5% 8/15/37	8,275	11,223
Walgreen Co. 3.1% 9/15/22	2,850	2,863
Walgreens Boots Alliance, Inc.:
2.6% 6/1/21	7,700	7,688
3.45% 6/1/26	5,000	4,918
4.65% 6/1/46	3,500	3,573
		120,136
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,670
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	8,813
General Mills, Inc.:
2.2% 10/21/19	7,000	7,054
5.65% 2/15/19	13,501	14,487
H.J. Heinz Co.:
3% 6/1/26	8,500	8,026
5% 7/15/35	3,500	3,686
5.2% 7/15/45	5,180	5,472
Kellogg Co.:
3.125% 5/17/22	1,875	1,910
3.25% 5/21/18	2,800	2,855
3.25% 4/1/26	3,720	3,660
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,909
5% 6/4/42	2,825	2,898
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,769
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,752
Unilever Capital Corp.:
2% 7/28/26	2,000	1,828
2.2% 3/6/19	7,475	7,544
3.1% 7/30/25	2,900	2,898
		101,231
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,380
2.4% 3/1/22	5,200	5,193
2.4% 6/1/23	8,000	7,852
3.2% 7/30/46	2,500	2,215
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,031
2.3% 2/6/22	4,700	4,729
3.1% 8/15/23	10,000	10,323
		42,723
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,354
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,001
4.25% 8/9/42	9,780	9,722
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,729
2.125% 5/10/23	3,100	2,959
2.75% 2/25/26	3,750	3,621
3.875% 8/21/42	4,825	4,591
4.5% 3/26/20	2,000	2,144
4.875% 11/15/43	6,000	6,596
5.65% 5/16/18	6,789	7,126
6.375% 5/16/38	1,450	1,865
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,464
4.85% 9/15/23	1,800	1,956
5.85% 8/15/45	4,240	5,043
7.25% 6/15/37	7,220	9,627
		84,444

TOTAL CONSUMER STAPLES		567,465

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,236
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,573
Halliburton Co.:
3.8% 11/15/25	10,380	10,663
5% 11/15/45	7,540	8,190
6.15% 9/15/19	2,000	2,207
7.45% 9/15/39	1,500	2,046
		28,915
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,963
4.85% 3/15/21	10,145	10,906
6.2% 3/15/40	2,000	2,332
6.45% 9/15/36	2,675	3,242
6.6% 3/15/46	4,650	5,824
Apache Corp. 5.1% 9/1/40	3,000	3,188
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	5,006
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,812
2.315% 2/13/20	1,800	1,811
2.5% 11/6/22	3,000	2,942
2.521% 1/15/20	6,000	6,065
3.017% 1/16/27	9,500	9,161
3.062% 3/17/22	3,750	3,798
3.245% 5/6/22	7,750	7,928
4.5% 10/1/20	2,000	2,148
4.75% 3/10/19	1,000	1,056
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,905
5.7% 5/15/17	1,148	1,158
6.25% 3/15/38	6,850	8,031
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,663
3.8% 9/15/23	1,750	1,740
6.75% 11/15/39	2,000	2,261
Chevron Corp.:
1.104% 12/5/17	5,700	5,694
1.718% 6/24/18	7,525	7,553
1.961% 3/3/20	8,625	8,630
2.1% 5/16/21	13,750	13,645
2.193% 11/15/19	11,400	11,504
2.954% 5/16/26	11,000	10,860
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,101
4.5% 6/1/25	3,325	3,529
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,840
3.35% 5/15/25	6,810	6,829
4.95% 3/15/26	15,620	17,301
5.75% 2/1/19	2,902	3,117
6.5% 2/1/39	7,529	9,483
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,700
3.875% 3/15/23	3,775	3,643
Devon Energy Corp.:
3.25% 5/15/22	4,000	4,014
5% 6/15/45	3,500	3,567
5.6% 7/15/41	2,875	3,082
Ecopetrol SA:
5.375% 6/26/26	4,740	4,865
5.875% 5/28/45	3,800	3,431
El Paso Natural Gas Co. 5.95% 4/15/17	926	931
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,086
6.5% 4/15/18	1,000	1,047
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,802
5.5% 12/1/46	6,650	7,203
Encana Corp.:
3.9% 11/15/21	4,900	5,026
6.5% 2/1/38	5,000	5,718
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,497
4.15% 10/1/20	4,500	4,698
5.15% 3/15/45	8,000	7,799
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,792
3.95% 2/15/27	25,880	26,662
4.05% 2/15/22	9,325	9,876
4.85% 8/15/42	2,500	2,587
4.85% 3/15/44	5,000	5,183
5.7% 2/15/42	2,000	2,285
6.65% 4/15/18	2,000	2,104
7.55% 4/15/38	2,000	2,665
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,893
5.625% 6/1/19	1,000	1,080
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,309
3.567% 3/6/45	6,650	6,335
Hess Corp.:
3.5% 7/15/24	3,800	3,688
5.6% 2/15/41	3,400	3,489
8.125% 2/15/19	6,000	6,629
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,461
3.45% 2/15/23	12,200	12,141
3.5% 9/1/23	2,000	1,977
3.95% 9/1/22	7,000	7,212
5% 3/1/43	1,000	983
5.5% 3/1/44	6,997	7,274
5.625% 9/1/41	1,000	1,023
6.55% 9/15/40	3,000	3,400
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,821
Magellan Midstream Partners LP:
5% 3/1/26	3,000	3,315
6.55% 7/15/19	4,592	5,043
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,964
5.2% 6/1/45	5,000	5,024
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,089
6.5% 3/1/41	1,000	1,132
MPLX LP:
4.125% 3/1/27	9,450	9,511
5.2% 3/1/47	6,120	6,250
Nexen, Inc. 5.875% 3/10/35	3,710	4,298
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	5,948
3.125% 2/15/22	2,000	2,046
3.4% 4/15/26	3,400	3,417
4.1% 2/15/47	2,820	2,773
4.4% 4/15/46	5,100	5,237
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,057
3.375% 10/1/22	5,000	5,012
Petro-Canada:
6.05% 5/15/18	3,650	3,834
6.8% 5/15/38	8,445	11,064
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,439
3.5% 7/18/18	5,925	6,025
3.5% 7/23/20	11,525	11,626
3.5% 1/30/23	6,725	6,395
4.625% 9/21/23	10,420	10,441
4.875% 1/24/22	18,010	18,370
5.5% 6/27/44	2,748	2,363
5.625% 1/23/46	5,680	4,935
6.375% 1/23/45	10,400	9,896
6.5% 3/13/27 (a)	11,320	12,030
6.75% 9/21/47	5,486	5,431
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,039
5.875% 5/1/42	9,500	11,178
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,030
4.65% 10/15/25	12,250	12,769
4.9% 2/15/45	1,900	1,814
5.75% 1/15/20	1,000	1,085
6.65% 1/15/37	2,795	3,155
Shell International Finance BV:
1.125% 8/21/17	1,375	1,374
1.75% 9/12/21	6,500	6,330
2.125% 5/11/20	8,300	8,322
2.375% 8/21/22	3,000	2,952
3.25% 5/11/25	4,160	4,196
4% 5/10/46	4,000	3,904
4.375% 5/11/45	13,300	13,765
6.375% 12/15/38	4,200	5,512
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,138
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,915
4.75% 3/15/24	4,825	5,168
Statoil ASA:
1.2% 1/17/18	5,575	5,563
1.95% 11/8/18	7,300	7,332
2.25% 11/8/19	8,000	8,068
3.7% 3/1/24	3,650	3,821
5.1% 8/17/40	2,000	2,297
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	11,851
6.85% 6/1/39	2,000	2,653
Sunoco Logistics Partner Operations LP 3.9% 7/15/26	7,520	7,431
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,760
5.75% 6/24/44	1,900	1,919
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,629
Total Capital International SA:
1.55% 6/28/17	5,000	5,007
2.1% 6/19/19	4,275	4,302
2.7% 1/25/23	1,900	1,894
2.75% 6/19/21	6,000	6,103
2.875% 2/17/22	4,175	4,237
3.75% 4/10/24	2,000	2,094
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,932
6.1% 6/1/40	6,700	8,391
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,363
Valero Energy Corp. 6.625% 6/15/37	5,420	6,513
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,391
4% 7/1/22	3,000	3,097
Williams Partners LP:
3.35% 8/15/22	2,800	2,808
3.9% 1/15/25	3,525	3,539
		807,610

TOTAL ENERGY		836,525

FINANCIALS - 8.2%
Banks - 4.3%
Asian Development Bank 2.625% 1/12/27	6,500	6,552
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,765
3.7% 11/16/25	6,640	6,919
Bank of America Corp.:
2% 1/11/18	3,550	3,566
2.503% 10/21/22	9,000	8,749
2.6% 1/15/19	3,775	3,822
2.625% 4/19/21	7,000	7,008
2.65% 4/1/19	17,925	18,160
3.248% 10/21/27	3,750	3,596
4% 4/1/24	9,000	9,372
4% 1/22/25	6,000	6,059
4.1% 7/24/23	7,000	7,328
4.183% 11/25/27	5,150	5,186
4.2% 8/26/24	8,500	8,772
4.25% 10/22/26	4,000	4,077
4.443% 1/20/48 (b)	5,250	5,338
4.45% 3/3/26	13,000	13,481
4.875% 4/1/44	1,920	2,085
5% 5/13/21	4,000	4,352
5% 1/21/44	5,370	5,937
5.7% 1/24/22	6,250	7,021
5.75% 12/1/17	5,855	6,038
5.875% 1/5/21	6,640	7,422
Bank of Montreal:
1.4% 9/11/17	2,875	2,877
2.375% 1/25/19	3,700	3,740
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,071
4.5% 12/16/25	15,880	16,597
Barclays PLC:
2.75% 11/8/19	10,000	10,078
3.25% 1/12/21	7,500	7,573
4.337% 1/10/28	5,600	5,661
4.375% 1/12/26	5,000	5,092
5.25% 8/17/45	5,600	5,978
BB&T Corp.:
1.6% 8/15/17	5,700	5,707
2.05% 6/19/18	1,900	1,909
BNP Paribas SA:
2.375% 5/21/20	11,600	11,594
2.7% 8/20/18	4,900	4,965
BPCE SA:
2.25% 1/27/20	4,000	3,980
2.5% 7/15/19	12,100	12,175
4% 4/15/24	2,000	2,082
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,122
Capital One NA:
2.25% 9/13/21	9,000	8,822
2.4% 9/5/19	7,000	7,038
Citigroup, Inc.:
2.35% 8/2/21	21,100	20,785
2.5% 9/26/18	750	757
2.5% 7/29/19	7,400	7,471
2.55% 4/8/19	3,700	3,741
3.7% 1/12/26	11,130	11,166
4.125% 7/25/28	15,440	15,304
4.4% 6/10/25	4,000	4,108
4.6% 3/9/26	6,000	6,232
4.75% 5/18/46	2,370	2,384
5.3% 5/6/44	2,000	2,168
5.5% 9/13/25	5,000	5,507
5.875% 1/30/42	1,675	2,032
8.125% 7/15/39	8,000	11,947
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,302
4.3% 12/3/25	1,891	1,947
Comerica, Inc. 3.8% 7/22/26	3,650	3,648
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,767
2.3% 3/12/20	7,550	7,564
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,827
4.375% 6/15/22	14,100	15,109
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,700
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,663
3.8% 6/9/23	12,000	12,011
4.55% 4/17/26	8,500	8,795
4.875% 5/15/45	5,000	5,132
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,031
3.625% 9/9/24	3,425	3,479
Discover Bank:
2% 2/21/18	7,375	7,397
3.45% 7/27/26	12,750	12,492
4.2% 8/8/23	7,000	7,348
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,484
5% 4/11/22	6,170	6,817
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,699
4.5% 6/1/18	824	851
8.25% 3/1/38	2,079	2,958
HSBC Holdings PLC:
2.65% 1/5/22	6,000	5,913
3.4% 3/8/21	10,600	10,859
3.9% 5/25/26	11,000	11,146
4.25% 8/18/25	5,600	5,687
4.375% 11/23/26	3,200	3,236
4.875% 1/14/22	10,100	10,942
5.1% 4/5/21	2,800	3,046
6.5% 9/15/37	10,500	13,080
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,635
2.625% 9/24/18	7,500	7,574
3.5% 6/23/24	7,000	7,108
Huntington Bancshares, Inc.:
2.3% 1/14/22	9,400	9,162
2.6% 8/2/18	4,675	4,714
3.15% 3/14/21	9,500	9,671
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,092
1.75% 4/14/22	1,875	1,834
1.875% 6/16/20	5,270	5,283
1.875% 3/15/21	3,900	3,884
2% 6/2/26	4,000	3,811
2.125% 1/18/22	6,100	6,115
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,001
1.875% 7/21/26	3,800	3,507
2.125% 2/10/25	2,000	1,911
2.25% 11/4/26	5,230	4,955
2.75% 1/21/26	3,170	3,151
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,306
2% 8/15/17	7,000	7,025
2.25% 1/23/20	8,875	8,917
2.35% 1/28/19	23,000	23,248
2.95% 10/1/26	17,230	16,484
3.25% 9/23/22	4,000	4,081
3.3% 4/1/26	9,000	8,887
3.375% 5/1/23	1,900	1,909
3.875% 9/10/24	7,725	7,871
4.125% 12/15/26	5,875	6,019
4.35% 8/15/21	2,000	2,144
4.5% 1/24/22	13,000	14,047
4.625% 5/10/21	1,500	1,620
4.85% 2/1/44	5,000	5,573
4.95% 6/1/45	2,550	2,737
5.5% 10/15/40	5,700	6,787
5.6% 7/15/41	1,500	1,813
5.625% 8/16/43	5,000	5,877
6.3% 4/23/19	10,000	10,905
KeyCorp. 2.9% 9/15/20	5,800	5,904
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,832
4.65% 3/24/26	8,600	8,802
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,107
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,872
2.998% 2/22/22	9,200	9,266
3.85% 3/1/26	6,580	6,756
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,780
Nordic Investment Bank 2.125% 2/1/22	3,800	3,808
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,760
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,262
PNC Bank NA:
2.4% 10/18/19	4,750	4,801
2.6% 7/21/20	6,680	6,761
2.625% 2/17/22	12,000	12,039
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,860
PNC Funding Corp. 6.7% 6/10/19	2,500	2,763
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,439
4.5% 1/11/21	1,000	1,075
5.25% 5/24/41	3,000	3,515
Rabobank Nederland:
3.75% 7/21/26	7,250	7,081
4.375% 8/4/25	6,000	6,120
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,800
Regions Financial Corp.:
2% 5/15/18	3,650	3,650
3.2% 2/8/21	22,090	22,509
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,583
2.75% 2/1/22	13,000	13,127
4.65% 1/27/26	12,990	13,832
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,749
4.8% 4/5/26	6,600	6,756
Societe Generale SA 2.625% 10/1/18	3,750	3,794
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,735
2.45% 1/16/20	5,000	5,016
2.5% 7/19/18	4,351	4,388
3.4% 7/11/24	5,725	5,780
Sumitomo Mitsui Financial Group, Inc. 2.442% 10/19/21	15,000	14,787
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,025
2.5% 5/1/19	2,000	2,021
3.3% 5/15/26	7,600	7,412
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,891
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	14,113
U.S. Bancorp:
3.1% 4/27/26	9,000	8,864
4.125% 5/24/21	3,000	3,216
Wachovia Corp. 5.75% 6/15/17	2,905	2,943
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,729
2.1% 7/26/21	10,000	9,797
2.6% 7/22/20	7,640	7,731
3% 10/23/26	8,730	8,387
3.3% 9/9/24	4,625	4,645
3.45% 2/13/23	3,675	3,723
3.55% 9/29/25	4,240	4,276
3.9% 5/1/45	4,760	4,601
4.1% 6/3/26	3,225	3,299
4.4% 6/14/46	7,140	7,033
4.48% 1/16/24	3,816	4,069
4.9% 11/17/45	2,770	2,952
5.375% 11/2/43	1,850	2,097
5.606% 1/15/44	11,380	13,337
5.625% 12/11/17	5,972	6,162
Westpac Banking Corp.:
2% 8/14/17	5,000	5,018
2% 8/19/21	8,580	8,381
2.3% 5/26/20	3,000	3,003
2.85% 5/13/26	4,750	4,604
4.875% 11/19/19	3,700	3,965
Zions Bancorp. 4.5% 6/13/23	207	213
		1,224,472
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,644
Bank of New York Mellon Corp. 2.8% 5/4/26	5,630	5,461
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,039
4.25% 5/24/21	6,500	6,992
Credit Suisse AG 6% 2/15/18	15,651	16,261
Deutsche Bank AG 4.5% 4/1/25	3,000	2,873
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,779
4.1% 1/13/26	9,800	9,790
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,893
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,901
2.85% 3/30/25	3,800	3,722
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	26,868
2.375% 1/22/18	9,950	10,024
2.55% 10/23/19	11,000	11,115
2.625% 1/31/19	12,850	13,008
2.9% 7/19/18	2,800	2,842
3.5% 1/23/25	5,000	5,008
3.625% 1/22/23	9,000	9,229
3.75% 2/25/26	5,820	5,889
3.85% 7/8/24	3,800	3,907
3.85% 1/26/27	8,060	8,143
4.25% 10/21/25	5,000	5,126
5.25% 7/27/21	4,500	4,948
5.75% 1/24/22	4,300	4,843
5.95% 1/18/18	3,000	3,114
6% 6/15/20	1,650	1,832
6.15% 4/1/18	7,451	7,804
6.75% 10/1/37	14,860	18,625
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,740
3.75% 12/1/25	5,750	5,986
4% 10/15/23	3,750	4,002
Lazard Group LLC 4.25% 11/14/20	2,650	2,782
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,217
6.875% 4/25/18	6,991	7,391
7.75% 5/14/38	4,175	5,838
Morgan Stanley:
2.125% 4/25/18	8,000	8,043
2.375% 7/23/19	7,550	7,602
2.5% 1/24/19	6,000	6,056
2.625% 11/17/21	8,680	8,610
2.65% 1/27/20	11,000	11,122
3.125% 7/27/26	5,600	5,390
3.7% 10/23/24	6,000	6,128
3.75% 2/25/23	6,775	7,001
3.875% 4/29/24	14,680	15,178
3.875% 1/27/26	5,250	5,356
3.95% 4/23/27	19,030	18,974
4.3% 1/27/45	2,000	2,015
4.375% 1/22/47	8,000	8,132
5.5% 7/28/21	3,400	3,779
5.625% 9/23/19	2,000	2,167
5.75% 1/25/21	5,000	5,572
5.95% 12/28/17	5,745	5,947
6.375% 7/24/42	2,900	3,723
6.625% 4/1/18	5,055	5,315
7.25% 4/1/32	1,000	1,369
7.3% 5/13/19	3,000	3,330
State Street Corp. 2.65% 5/19/26	7,550	7,263
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,520
5.45% 5/15/19	2,000	2,150
Thomson Reuters Corp.:
1.65% 9/29/17	8,000	8,013
4.7% 10/15/19	4,000	4,239
		415,630
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,587
4.5% 5/15/21	14,100	14,922
4.625% 7/1/22	9,450	10,065
American Express Co.:
4.05% 12/3/42	6,975	6,941
7% 3/19/18	5,750	6,072
American Express Credit Corp. 2.375% 3/24/17	3,825	3,828
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,436
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,541
4.75% 7/15/21	4,000	4,332
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,644
1.7% 8/9/21	9,390	9,132
2% 3/5/20	3,900	3,881
2.1% 6/9/19	1,600	1,613
2.25% 12/1/19	6,600	6,655
2.4% 8/9/26	2,850	2,700
2.85% 6/1/22	4,000	4,033
Discover Financial Services:
5.2% 4/27/22	1,000	1,087
6.45% 6/12/17	2,263	2,292
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,436
2.875% 10/1/18	1,575	1,597
3% 6/12/17	3,000	3,014
3.2% 1/15/21	3,600	3,659
3.219% 1/9/22	3,500	3,519
3.336% 3/18/21	4,250	4,325
4.134% 8/4/25	7,000	7,088
4.25% 9/20/22	1,800	1,884
4.375% 8/6/23	4,000	4,190
4.389% 1/8/26	3,290	3,385
5.875% 8/2/21	11,375	12,718
Synchrony Financial:
2.7% 2/3/20	8,000	8,041
3% 8/15/19	5,675	5,762
3.7% 8/4/26	4,723	4,634
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,965
2.1% 1/17/19	6,000	6,058
2.125% 7/18/19	10,400	10,479
2.15% 3/12/20	6,750	6,784
2.75% 5/17/21	2,600	2,641
		196,940
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,477
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,288
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,588
3.125% 3/15/26	11,500	11,553
4.5% 2/11/43	2,000	2,165
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,609
4.125% 6/15/26	7,550	7,661
Broadcom Corp./Broadcom Cayman LP 3% 1/15/22 (a)	12,250	12,242
Export Development Canada 1% 6/15/18	5,290	5,276
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,799
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,740
4.418% 11/15/35	20,239	21,666
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,214
5.875% 1/14/38	4,474	5,738
6.875% 1/10/39	1,146	1,645
Goldman Sachs Group, Inc. 4.75% 10/21/45	10,480	11,102
ING U.S., Inc. 5.7% 7/15/43	3,750	4,210
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,575
1.375% 5/24/21	5,659	5,517
2% 1/26/22	9,427	9,390
KfW:
1% 1/26/18	11,500	11,480
1.125% 8/6/18	5,700	5,683
1.5% 2/6/19	4,200	4,201
1.5% 6/15/21	29,860	29,144
1.75% 10/15/19	15,575	15,608
1.875% 6/30/20	5,670	5,669
2% 5/2/25	3,825	3,690
2.125% 3/7/22	8,182	8,160
2.5% 11/20/24	10,425	10,474
Landwirtschaftliche Rentenbank 1.75% 7/27/26	8,500	7,897
Ontario Province 2% 1/30/19	5,000	5,032
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,758
Voya Financial, Inc. 3.65% 6/15/26	15,789	15,580
		268,831
Insurance - 0.7%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,293
4.35% 11/3/45	4,000	4,280
5.9% 6/15/19	3,000	3,262
AFLAC, Inc. 4% 10/15/46	3,780	3,628
Allstate Corp.:
3.28% 12/15/26	4,720	4,739
4.2% 12/15/46	7,560	7,715
American International Group, Inc.:
3.375% 8/15/20	5,775	5,955
3.75% 7/10/25	2,850	2,870
3.875% 1/15/35	2,700	2,524
3.9% 4/1/26	3,770	3,817
4.5% 7/16/44	8,875	8,683
4.875% 6/1/22	9,000	9,769
5.85% 1/16/18	2,000	2,073
6.4% 12/15/20	2,900	3,295
Aon PLC:
3.5% 6/14/24	2,000	2,013
4% 11/27/23	3,000	3,141
4.6% 6/14/44	1,600	1,583
4.75% 5/15/45	5,880	6,001
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,395
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,268
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,004
2.35% 9/10/19	3,850	3,887
2.35% 3/6/20	4,750	4,765
2.55% 10/15/18	5,800	5,873
3.5% 6/3/24	1,900	1,940
4.05% 10/15/23	6,775	7,145
4.35% 1/30/47	2,800	2,861
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,405
5.875% 2/6/41	2,400	2,946
7.717% 2/15/19	9,000	9,994
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,181
Principal Financial Group, Inc. 4.3% 11/15/46	5,000	5,050
Progressive Corp. 2.45% 1/15/27	4,740	4,463
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,936
5.1% 8/15/43	4,000	4,481
5.4% 6/13/35	447	510
5.625% 5/12/41	2,000	2,382
5.7% 12/14/36	380	448
6.2% 11/15/40	2,400	3,022
7.375% 6/15/19	3,000	3,360
The Chubb Corp.:
5.75% 5/15/18	4,175	4,385
6.5% 5/15/38	3,510	4,774
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,544
6.25% 6/15/37	8,350	10,914
		190,574
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 1.25% 8/17/21	30,311	29,431

TOTAL FINANCIALS		2,325,878

HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,695
2.5% 5/14/20	7,100	7,136
2.9% 11/6/22	5,700	5,666
3.6% 5/14/25	9,000	8,961
4.3% 5/14/36	2,760	2,694
4.4% 11/6/42	4,775	4,585
4.7% 5/14/45	8,980	9,032
Amgen, Inc.:
2.2% 5/22/19	11,425	11,528
2.6% 8/19/26	10,500	9,746
3.125% 5/1/25	2,000	1,977
3.875% 11/15/21	9,600	10,127
4.4% 5/1/45	4,000	3,927
4.663% 6/15/51	12,474	12,595
5.85% 6/1/17	2,928	2,962
Celgene Corp.:
2.875% 8/15/20	3,000	3,045
3.875% 8/15/25	9,500	9,713
5% 8/15/45	4,300	4,566
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,789
3.65% 3/1/26	6,180	6,278
4.15% 3/1/47	7,070	6,793
4.75% 3/1/46	11,000	11,468
		140,283
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,371
3.75% 11/30/26	12,300	12,294
4.9% 11/30/46	10,400	10,807
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,942
4.685% 12/15/44	13,900	14,817
Danaher Corp. 2.4% 9/15/20	7,361	7,433
Medtronic, Inc.:
2.5% 3/15/20	22,100	22,426
4.625% 3/15/45	12,925	14,035
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,272
		110,397
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,960
2.4% 6/15/21	3,700	3,738
3.2% 6/15/26	7,400	7,463
4.125% 6/1/21	7,000	7,419
4.125% 11/15/42	4,411	4,320
4.25% 6/15/36	3,700	3,737
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,751
4.35% 11/1/42	2,000	1,794
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,336
Cigna Corp. 4% 2/15/22	4,600	4,837
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,734
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,815
3% 7/15/23	10,000	9,710
4.5% 2/25/26	7,030	7,302
6.125% 11/15/41	3,000	3,437
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,219
Humana, Inc. 4.95% 10/1/44	2,500	2,662
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,017
McKesson Corp.:
1.4% 3/15/18	4,725	4,715
3.796% 3/15/24	5,000	5,162
4.883% 3/15/44	5,000	5,161
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,000
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,454
4.063% 8/1/56	2,630	2,488
NYU Hospitals Center 4.784% 7/1/44	7,600	8,007
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,388
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,865
2.3% 12/15/19	8,625	8,721
2.7% 7/15/20	6,000	6,134
2.875% 12/15/21	2,575	2,619
3.75% 7/15/25	3,500	3,666
4.2% 1/15/47	3,600	3,735
4.375% 3/15/42	11,800	12,324
4.75% 7/15/45	1,670	1,882
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,005
3.3% 1/15/23	2,000	2,016
4.625% 5/15/42	2,600	2,675
4.65% 1/15/43	2,000	2,077
5.8% 8/15/40	4,000	4,609
		166,954
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,878
3% 4/15/23	4,670	4,614
4.15% 2/1/24	4,379	4,622
5.3% 2/1/44	5,820	6,604
		18,718
Pharmaceuticals - 1.1%
Actavis Funding SCS:
3% 3/12/20	27,100	27,592
3.45% 3/15/22	18,025	18,412
3.8% 3/15/25	8,820	8,911
4.55% 3/15/35	6,650	6,699
4.75% 3/15/45	6,330	6,439
Allergan PLC:
1.875% 10/1/17	3,125	3,132
3.25% 10/1/22	3,000	3,019
AstraZeneca PLC:
4.375% 11/16/45	4,540	4,680
5.9% 9/15/17	4,505	4,612
6.45% 9/15/37	3,250	4,268
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,492
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,014
6.375% 5/15/38	7,218	9,554
Johnson & Johnson:
1.65% 3/1/21	3,770	3,727
2.45% 3/1/26	5,590	5,377
4.5% 12/5/43	6,625	7,437
4.85% 5/15/41	4,260	4,988
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,997
1.85% 2/10/20	9,000	9,025
2.4% 9/15/22	2,000	1,987
3.6% 9/15/42	2,000	1,885
3.7% 2/10/45	6,400	6,193
3.875% 1/15/21	1,000	1,063
5% 6/30/19	5,970	6,425
Mylan N.V.:
3.15% 6/15/21	2,000	2,001
3.95% 6/15/26	2,830	2,764
5.25% 6/15/46	3,300	3,302
Novartis Capital Corp.:
2.4% 5/17/22	6,600	6,585
2.4% 9/21/22	3,750	3,718
3% 11/20/25	10,470	10,496
3.1% 5/17/27	1,890	1,893
3.7% 9/21/42	2,825	2,731
4% 11/20/45	5,240	5,331
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,616
3.5% 3/15/21	4,000	4,061
4% 11/15/23	5,000	5,094
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,164
4.9% 12/15/44	3,089	3,024
Pfizer, Inc.:
3% 12/15/26	6,700	6,640
4.125% 12/15/46	3,290	3,339
4.4% 5/15/44	4,190	4,401
7.2% 3/15/39	5,400	7,815
Sanofi SA 1.25% 4/10/18	7,550	7,547
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	11,108
2.875% 9/23/23	9,450	9,143
3.2% 9/23/26	13,810	13,165
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	13,576
2.8% 7/21/23	11,370	10,741
3.15% 10/1/26	4,700	4,350
4.1% 10/1/46	8,449	7,303
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,002
3.25% 2/1/23	5,000	5,057
4.7% 2/1/43	1,300	1,323
		329,218

TOTAL HEALTH CARE		765,570

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,770
4.7% 5/15/46	5,700	6,254
4.85% 9/15/41	2,700	2,983
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,917
3.85% 4/15/45	1,875	1,809
4.75% 6/1/43	4,000	4,415
Raytheon Co.:
3.125% 10/15/20	2,000	2,070
3.15% 12/15/24	8,900	9,080
4.875% 10/15/40	1,000	1,146
The Boeing Co.:
2.125% 3/1/22	3,760	3,728
2.5% 3/1/25	4,600	4,480
3.65% 3/1/47	2,760	2,672
6% 3/15/19	1,000	1,086
6.875% 3/15/39	3,300	4,688
United Technologies Corp.:
2.65% 11/1/26	4,800	4,653
3.1% 6/1/22	2,875	2,956
3.75% 11/1/46	3,850	3,690
4.5% 4/15/20	4,000	4,310
4.5% 6/1/42	7,380	7,949
5.7% 4/15/40	2,000	2,469
		85,125
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,451
3.2% 2/1/25	3,820	3,833
3.9% 2/1/35	5,900	5,722
4.4% 1/15/47	4,500	4,504
4.55% 4/1/46	1,500	1,535
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	7,161
6.2% 1/15/38	2,500	3,316
		37,522
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,854	3,047
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	7,800	7,590
Continental Airlines, Inc.:
4% 4/29/26	3,982	4,121
6.648% 3/15/19	410	411
6.9% 7/2/19	32	32
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	689	685
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,320
		25,206
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,080
3.2% 3/15/25	11,275	11,255
5.5% 9/15/19	4,000	4,340
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,197
2.9% 9/15/22	6,675	6,797
		31,669
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,778
2.75% 11/2/22	5,725	5,740
4% 11/2/32	1,900	1,933
4.15% 11/2/42	1,900	1,902
Fortive Corp. 2.35% 6/15/21 (a)	6,600	6,528
General Electric Capital Corp. 6.15% 8/7/37	544	716
		21,597
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	4,000	3,954
3.125% 9/19/46	2,760	2,489
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,200
6% 10/15/17	2,902	2,986
Danaher Corp. 4.375% 9/15/45	2,370	2,537
General Electric Co.:
3.375% 3/11/24	5,500	5,719
4.5% 3/11/44	14,650	15,936
5.25% 12/6/17	18,540	19,119
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,831
5.375% 3/1/41	1,400	1,717
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,703
2.8% 12/15/21	6,610	6,627
3.8% 12/15/26	8,500	8,591
		84,409
Machinery - 0.4%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,992
3.803% 8/15/42	2,500	2,445
5.3% 9/15/35	7,000	8,103
Deere & Co. 5.375% 10/16/29	1,000	1,205
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,133
4.65% 11/1/44	6,000	6,236
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,550
1.3% 3/12/18	3,675	3,669
1.95% 12/13/18	4,825	4,855
1.95% 3/4/19	9,600	9,645
2.05% 3/10/20	7,675	7,666
2.25% 4/17/19	10,250	10,364
2.55% 1/8/21	10,401	10,511
2.65% 6/10/26	5,000	4,856
2.8% 1/27/23	5,000	5,017
2.8% 3/6/23	3,250	3,261
Parker Hannifin Corp.:
3.25% 3/1/27 (a)	5,650	5,688
4.1% 3/1/47 (a)	5,660	5,727
		101,923
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,371
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,846
3.05% 3/15/22	10,000	10,241
3.9% 8/1/46	4,640	4,576
4.15% 4/1/45	1,700	1,731
4.375% 9/1/42	4,500	4,688
4.55% 9/1/44	3,000	3,226
4.9% 4/1/44	4,000	4,535
Canadian National Railway Co.:
2.85% 12/15/21	5,000	5,091
3.2% 8/2/46	3,300	2,947
CSX Corp.:
3.4% 8/1/24	4,625	4,706
3.8% 11/1/46	5,720	5,324
3.95% 5/1/50	3,575	3,302
4.1% 3/15/44	6,775	6,591
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,616
3.25% 12/1/21	5,000	5,138
3.95% 10/1/42	1,900	1,866
4.65% 1/15/46	3,260	3,582
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,522
3.35% 8/15/46	4,720	4,333
3.799% 10/1/51	2,800	2,693
		96,925
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	14,024	14,322
3.75% 2/1/22	3,820	3,942
		18,264

TOTAL INDUSTRIALS		502,640

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,905
3.5% 6/15/25	4,270	4,452
4.45% 1/15/20	2,000	2,143
4.95% 2/15/19	3,479	3,704
5.9% 2/15/39	12,416	15,991
		36,195
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,041
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	18,007
6.02% 6/15/26 (a)	16,140	17,797
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,029
2.375% 12/17/18	3,000	3,026
3.45% 8/1/24	3,650	3,677
6.55% 10/1/17	2,338	2,406
7.125% 10/1/37	2,475	3,253
		58,236
Internet Software & Services - 0.1%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,139
3.625% 5/19/21	3,780	4,018
Apple, Inc. 2.25% 2/23/21	15,000	15,053
		21,210
IT Services - 0.2%
Apple, Inc. 4.5% 2/23/36	4,260	4,631
IBM Corp.:
2.5% 1/27/22	7,800	7,868
3.625% 2/12/24	10,000	10,451
4.7% 2/19/46	4,950	5,480
7.625% 10/15/18	13,000	14,252
MasterCard, Inc. 3.8% 11/21/46	3,800	3,780
Visa, Inc.:
2.2% 12/14/20	5,700	5,743
3.15% 12/14/25	9,010	9,141
4.3% 12/14/45	6,640	7,130
		68,476
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	15,685
4.1% 5/19/46	7,000	7,069
4.9% 7/29/45	3,000	3,419
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,770
		29,943
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,587
2.7% 2/12/25	17,175	16,956
3.45% 8/8/36	6,100	5,846
3.625% 12/15/23	26,150	27,556
3.7% 8/8/46	16,730	15,840
3.95% 8/8/56	5,000	4,715
4.2% 6/1/19	2,000	2,119
4.25% 2/6/47	4,780	4,948
4.45% 11/3/45	12,570	13,373
5.3% 2/8/41	1,500	1,799
Oracle Corp.:
1.9% 9/15/21	8,400	8,247
2.25% 10/8/19	4,725	4,792
2.5% 5/15/22	9,600	9,602
2.65% 7/15/26	9,000	8,649
2.95% 5/15/25	5,000	4,950
3.4% 7/8/24	4,725	4,855
3.85% 7/15/36	4,000	3,977
4.125% 5/15/45	3,000	2,977
4.3% 7/8/34	3,875	4,095
5.375% 7/15/40	12,500	14,705
5.75% 4/15/18	7,400	7,762
		187,350
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.1% 5/6/19	6,475	6,543
2.15% 2/9/22	5,000	4,941
2.45% 8/4/26	20,600	19,528
2.7% 5/13/22	6,650	6,718
3.2% 5/13/25	10,490	10,599
3.85% 5/4/43	13,000	12,537
4.375% 5/13/45	4,690	4,884
4.65% 2/23/46	5,650	6,147
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,313
4.9% 10/15/25 (b)	9,750	10,146
6.2% 10/15/35 (b)	3,890	4,131
6.35% 10/15/45 (b)	1,880	1,964
HP, Inc.:
4.3% 6/1/21	2,780	2,937
6% 9/15/41	1,500	1,546
Xerox Corp.:
2.75% 3/15/19	5,000	5,030
4.5% 5/15/21	4,000	4,153
5.625% 12/15/19	1,000	1,076
		110,193

TOTAL INFORMATION TECHNOLOGY		511,603

MATERIALS - 1.1%
Chemicals - 0.6%
Agrium, Inc. 5.25% 1/15/45	3,500	3,823
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,062
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,214
4.15% 2/15/43	4,000	3,980
4.625% 1/15/20	3,000	3,211
Eastman Chemical Co. 4.65% 10/15/44	3,000	3,074
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,644
2.25% 1/12/20	3,775	3,781
2.7% 11/1/26	6,600	6,351
5.5% 12/8/41	3,000	3,597
Lubrizol Corp. 8.875% 2/1/19	919	1,042
LYB International Finance BV:
4% 7/15/23	5,625	5,910
4.875% 3/15/44	5,850	6,216
LYB International Finance II BV 3.5% 3/2/27	9,470	9,443
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,594
5% 4/15/19	3,000	3,172
Monsanto Co.:
2.125% 7/15/19	7,458	7,476
2.75% 7/15/21	6,357	6,365
2.85% 4/15/25	3,825	3,686
3.95% 4/15/45	1,390	1,285
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,846
4% 12/15/26	11,400	11,597
4.875% 3/30/20	1,500	1,595
5.625% 12/1/40	1,800	1,995
Praxair, Inc.:
2.2% 8/15/22	2,000	1,945
2.45% 2/15/22	4,650	4,648
3.2% 1/30/26	6,340	6,456
3.55% 11/7/42	2,000	1,890
The Dow Chemical Co.:
3% 11/15/22	4,900	4,966
4.125% 11/15/21	7,700	8,192
4.375% 11/15/42	4,875	4,994
8.55% 5/15/19	2,358	2,691
9.4% 5/15/39	3,000	4,829
The Mosaic Co.:
4.25% 11/15/23	10,888	11,319
5.625% 11/15/43	3,750	3,937
Westlake Chemical Corp. 5% 8/15/46 (a)	2,000	2,050
		165,876
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,305
International Paper Co.:
3.65% 6/15/24	4,725	4,824
3.8% 1/15/26	2,880	2,933
4.4% 8/15/47	3,800	3,693
4.75% 2/15/22	11,500	12,495
5.15% 5/15/46	1,810	1,934
		29,184
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,961
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,154
2.875% 2/24/22	9,300	9,566
5% 9/30/43	3,000	3,455
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,069
Nucor Corp.:
4% 8/1/23	3,000	3,178
5.2% 8/1/43	4,000	4,626
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,363
3.75% 6/15/25	21,300	22,248
7.125% 7/15/28	2,000	2,634
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,051
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,694
5.25% 11/8/42	5,775	5,649
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,793
5.625% 9/15/19	6,210	6,645
5.875% 6/10/21	8,220	8,906
Vale SA 5.625% 9/11/42	6,600	6,369
		112,361

TOTAL MATERIALS		307,421

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,803
3.9% 6/15/23	5,650	5,789
American Tower Corp. 3.4% 2/15/19	7,475	7,649
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,894
4.125% 5/15/21	2,100	2,220
DDR Corp.:
3.375% 5/15/23	2,825	2,757
4.625% 7/15/22	1,900	2,004
Duke Realty LP:
3.625% 4/15/23	2,750	2,790
3.75% 12/1/24	5,750	5,880
6.5% 1/15/18	1,000	1,040
ERP Operating LP:
2.375% 7/1/19	5,750	5,799
3% 4/15/23	1,875	1,861
4.625% 12/15/21	5,700	6,181
Federal Realty Investment Trust 3% 8/1/22	4,750	4,776
HCP, Inc. 3.875% 8/15/24	7,575	7,675
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,482
3.75% 3/15/23	8,660	8,894
HRPT Properties Trust 6.65% 1/15/18	612	623
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,120
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,131
4.5% 1/15/25	4,750	4,754
4.5% 4/1/27	9,500	9,436
Simon Property Group LP:
4.125% 12/1/21	3,200	3,410
5.65% 2/1/20	4,300	4,692
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,821
		109,481
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,833
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,876
Liberty Property LP:
3.25% 10/1/26	4,660	4,499
3.375% 6/15/23	2,775	2,779
3.75% 4/1/25	4,750	4,801
4.4% 2/15/24	7,425	7,862
4.75% 10/1/20	1,000	1,065
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,831
3.15% 5/15/23	4,700	4,412
4.5% 4/18/22	4,210	4,275
Tanger Properties LP:
3.75% 12/1/24	6,500	6,539
6.125% 6/1/20	4,408	4,865
Ventas Realty LP:
3.125% 6/15/23	6,315	6,219
3.25% 10/15/26	3,500	3,324
3.5% 2/1/25	4,000	3,929
4.125% 1/15/26	1,450	1,480
4.375% 2/1/45	3,000	2,827
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,764
		77,180

TOTAL REAL ESTATE		186,661

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
American Electric Power Co., Inc. 1.65% 12/15/17	4,000	4,007
AT&T, Inc.:
2.45% 6/30/20	5,360	5,368
2.8% 2/17/21	9,000	9,021
3.4% 5/15/25	9,270	8,961
3.8% 3/15/22	10,000	10,312
4.125% 2/17/26	27,320	27,736
4.35% 6/15/45	24,760	21,866
4.5% 3/9/48	9,570	8,580
4.55% 3/9/49	183	165
4.75% 5/15/46	10,300	9,625
5.55% 8/15/41	7,300	7,569
5.8% 2/15/19	4,000	4,295
5.875% 10/1/19	2,905	3,171
6.3% 1/15/38	838	953
6.35% 3/15/40	1,000	1,138
6.375% 3/1/41	6,850	7,803
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,757
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,849
Orange SA:
5.375% 7/8/19	4,000	4,294
5.5% 2/6/44	3,000	3,456
Telefonica Emisiones S.A.U.:
5.462% 2/16/21	2,700	2,961
5.877% 7/15/19	2,000	2,164
7.045% 6/20/36	2,600	3,126
Verizon Communications, Inc.:
2.625% 8/15/26	11,920	10,925
3.5% 11/1/24	3,000	3,006
4.272% 1/15/36	24,278	22,938
4.4% 11/1/34	3,775	3,626
4.5% 9/15/20	23,600	25,170
4.75% 11/1/41	1,000	969
5.012% 4/15/49 (a)	7,779	7,634
5.012% 8/21/54	12,557	12,151
6.25% 4/1/37	3,121	3,642
6.55% 9/15/43	12,516	15,330
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,642
		266,210
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,253
6.125% 11/15/37	8,365	9,695
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,372
3.625% 12/15/25	2,000	2,031
4.1% 10/1/23	4,825	5,100
5.45% 10/1/43	5,775	6,593
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,997
1.5% 2/19/18	7,700	7,692
2.5% 9/26/22	3,000	2,926
2.95% 2/19/23	6,900	6,776
5.45% 6/10/19	6,000	6,446
		58,881

TOTAL TELECOMMUNICATION SERVICES		325,091

UTILITIES - 2.0%
Electric Utilities - 1.4%
Alabama Power Co.:
3.75% 3/1/45	1,000	968
4.15% 8/15/44	4,650	4,770
5.2% 6/1/41	3,850	4,488
AmerenUE:
3.9% 9/15/42	3,700	3,727
6.4% 6/15/17	2,959	3,001
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	4,025
Appalachian Power Co. 4.45% 6/1/45	6,000	6,330
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,932
3.5% 8/15/46	2,500	2,329
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,422
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,834
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	5,660	5,613
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,225
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,087
3.4% 9/1/21	1,000	1,039
3.65% 6/15/46	2,860	2,729
3.7% 3/1/45	3,100	2,972
5.8% 3/15/18	9,945	10,379
Detroit Edison Co. 2.65% 6/15/22	8,000	8,010
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	5,911
3.75% 6/1/45	2,000	1,942
4% 9/30/42	3,750	3,778
5.25% 1/15/18	4,355	4,500
Duke Energy Corp.:
1.8% 9/1/21	15,460	14,954
2.1% 6/15/18	4,650	4,673
2.65% 9/1/26	6,650	6,248
3.4% 10/1/46	2,500	2,290
3.75% 4/15/24	6,000	6,212
3.75% 9/1/46	4,750	4,375
3.95% 10/15/23	2,443	2,567
4.8% 12/15/45	2,790	2,996
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,856
4.375% 3/30/44	2,000	2,125
Edison International:
2.95% 3/15/23	8,190	8,221
3.75% 9/15/17	3,000	3,034
Entergy Corp.:
2.95% 9/1/26	4,700	4,481
4% 7/15/22	6,640	6,967
Eversource Energy 3.35% 3/15/26	6,610	6,558
Exelon Corp.:
3.95% 6/15/25	7,830	8,069
5.1% 6/15/45	1,100	1,209
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,196
3.25% 6/1/24	4,725	4,881
4.05% 10/1/44	5,419	5,619
Hydro-Quebec 1.375% 6/19/17	1,000	1,001
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,806
Nevada Power Co. 6.5% 8/1/18	1,555	1,659
Northern States Power Co.:
3.4% 8/15/42	2,000	1,866
4.125% 5/15/44	4,500	4,636
5.25% 3/1/18	10,500	10,884
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,944
2.95% 3/1/26	6,800	6,682
3.75% 8/15/42	5,900	5,653
4% 12/1/46	5,600	5,628
5.4% 1/15/40	4,000	4,803
PacifiCorp:
3.6% 4/1/24	4,000	4,167
6% 1/15/39	6,193	8,002
Pennsylvania Electric Co. 6.05% 9/1/17	757	772
PG&E Corp. 2.4% 3/1/19	2,406	2,423
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,091
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,731
3.4% 6/1/23	2,675	2,713
4.2% 6/15/22	2,000	2,111
4.7% 6/1/43	1,800	1,848
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,605
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,817
6% 12/1/39	5,200	6,327
Public Service Co. of Colorado 2.9% 5/15/25	11,000	10,919
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,716
4% 6/1/44	5,000	5,030
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,708
Southern Co.:
2.35% 7/1/21	6,600	6,514
3.25% 7/1/26	11,000	10,707
4.4% 7/1/46	7,320	7,295
Tampa Electric Co. 6.15% 5/15/37	6,260	7,728
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,997
3.45% 2/15/24	2,750	2,828
4.2% 5/15/45	2,400	2,492
4.45% 2/15/44	2,750	2,948
5% 6/30/19	5,000	5,342
6% 5/15/37	2,000	2,507
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,855
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,066
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	13,883
3.35% 12/1/26	3,000	3,024
		397,270
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	6,050	5,708
Southern California Gas Co. 2.6% 6/15/26	13,230	12,834
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	438	440
		18,982
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,612
4.75% 6/15/46	5,210	5,368
		13,980
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,472
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	6,650	7,006
5.15% 11/15/43	1,650	1,883
5.75% 4/1/18	3,750	3,919
6.5% 9/15/37	7,605	9,962
CMS Energy Corp. 4.875% 3/1/44	5,000	5,426
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,147
4.45% 3/15/44	8,000	8,566
5.5% 12/1/39	2,500	2,994
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,412
Consumers Energy Co. 2.85% 5/15/22	6,650	6,740
Delmarva Power & Light 4% 6/1/42	4,000	3,977
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,771
3.2982% 9/30/66 (b)	1,000	816
3.8232% 6/30/66 (b)	1,000	918
3.9% 10/1/25	12,900	13,232
4.9% 8/1/41	2,000	2,142
DTE Energy Co. 2.85% 10/1/26	6,000	5,621
Duke Energy Corp.(CAROLINAS LLC 3.875% 3/15/46	3,900	3,883
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,922
5.45% 9/15/20	5,111	5,607
6.25% 12/15/40	2,453	3,038
6.4% 3/15/18	1,532	1,606
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,020
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,097
Sempra Energy:
2.4% 3/15/20	12,406	12,429
2.875% 10/1/22	3,000	2,986
4.05% 12/1/23	5,000	5,243
6% 10/15/39	1,000	1,228
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,228	3,853
		145,916

TOTAL UTILITIES		576,148

TOTAL NONCONVERTIBLE BONDS
(Cost $7,315,503)		7,486,311

U.S. Government and Government Agency Obligations - 41.0%
U.S. Government Agency Obligations - 1.7%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,600
1.5% 11/30/20	18,106	17,941
1.875% 9/18/18	15,050	15,209
1.875% 9/24/26	13,350	12,422
2% 1/5/22	33,500	33,504
2.125% 4/24/26	4,000	3,812
2.625% 9/6/24	4,000	4,067
Federal Home Loan Bank:
1.125% 9/14/18	54,675	54,665
1.125% 7/14/21	13,270	12,863
1.375% 2/18/21	20,300	20,009
1.875% 11/29/21	19,170	19,094
5.5% 7/15/36	1,500	2,002
Freddie Mac:
1% 6/29/17	2,660	2,663
1% 12/15/17	59,006	59,050
1.375% 5/1/20	14,000	13,896
2.375% 1/13/22	13,000	13,239
3.75% 3/27/19	2,300	2,414
6.25% 7/15/32	7,700	10,757
6.75% 3/15/31	26,000	37,135
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,294
5.375% 4/1/56	5,395	6,965

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		469,601

U.S. Treasury Obligations - 39.3%
U.S. Treasury Bonds:
2.25% 8/15/46	84,600	72,406
2.5% 2/15/45	106,220	96,399
2.5% 2/15/46	98,250	88,989
2.5% 5/15/46	78,650	71,206
2.875% 8/15/45	78,240	76,666
2.875% 11/15/46	22,400	21,981
3% 11/15/44	8,970	9,012
3% 5/15/45	43,090	43,270
3% 11/15/45	86,290	86,654
3.125% 8/15/44	32,960	33,927
3.375% 5/15/44	72,390	77,978
3.5% 2/15/39	8,315	9,222
3.625% 8/15/43	26,640	29,954
3.625% 2/15/44	67,570	75,998
3.75% 11/15/43	44,780	51,462
3.875% 8/15/40	30,080	35,051
4.25% 5/15/39	26,000	32,005
4.25% 11/15/40	811	998
4.375% 2/15/38	8,200	10,326
4.375% 11/15/39	100	125
4.375% 5/15/40	8,000	10,012
4.375% 5/15/41	57,765	72,502
4.5% 2/15/36	113,580	145,271
4.5% 5/15/38	15,000	19,193
4.5% 8/15/39	39,000	49,628
4.625% 2/15/40	21,500	27,839
4.75% 2/15/37	68,560	90,223
4.75% 2/15/41	54,830	72,408
5% 5/15/37	75,230	102,066
5.375% 2/15/31	53,470	71,775
6.25% 5/15/30	86,360	122,945
8.875% 2/15/19	6,960	8,009
9% 11/15/18	4,000	4,535
9.125% 5/15/18	3,000	3,292
U.S. Treasury Notes:
0.75% 12/31/17	10,000	9,989
0.75% 1/31/18	108,470	108,309
0.75% 4/15/18	102,780	102,499
0.75% 4/30/18	159,210	158,725
0.75% 7/31/18	71,690	71,354
0.75% 2/15/19	129,060	127,845
0.75% 7/15/19	218,640	215,617
0.75% 8/15/19	196,200	193,334
0.875% 1/15/18	8,670	8,668
0.875% 5/31/18	25,440	25,397
0.875% 7/15/18	103,640	103,369
0.875% 10/15/18	89,640	89,265
0.875% 4/15/19	111,790	110,856
0.875% 5/15/19	258,680	256,305
0.875% 6/15/19	158,550	156,946
0.875% 9/15/19	258,020	254,744
1% 12/15/17	92,000	92,108
1% 12/31/17	61,370	61,428
1% 2/15/18	67,580	67,617
1% 3/15/18	56,600	56,615
1% 9/15/18	32,730	32,670
1% 11/30/18	141,630	141,215
1% 3/15/19	44,780	44,549
1% 10/15/19	7,410	7,332
1% 11/15/19	176,850	174,819
1.125% 1/15/19	52,100	52,012
1.125% 2/28/21	39,910	38,923
1.125% 6/30/21	80,280	77,925
1.125% 7/31/21	270	262
1.125% 8/31/21	68,410	66,267
1.125% 9/30/21	171,290	165,670
1.25% 10/31/18	45,190	45,257
1.25% 11/15/18	30,680	30,722
1.25% 11/30/18	47,480	47,539
1.25% 12/15/18	33,630	33,664
1.25% 1/31/19	14,670	14,678
1.25% 1/31/20	825	820
1.25% 3/31/21	112,290	109,934
1.25% 10/31/21	44,670	43,410
1.25% 7/31/23	107,300	101,604
1.375% 6/30/18	31,800	31,934
1.375% 7/31/18	1,175	1,180
1.375% 9/30/18	95,690	96,060
1.375% 2/28/19	98,500	98,773
1.375% 12/15/19	103,400	103,174
1.375% 1/15/20	135,670	135,299
1.375% 1/31/20	20,920	20,858
1.375% 2/15/20	136,010	135,564
1.375% 2/29/20	49,140	48,938
1.375% 3/31/20	6,630	6,599
1.375% 4/30/20	232,560	231,243
1.375% 8/31/20	78,960	78,244
1.375% 9/30/20	25,600	25,336
1.375% 10/31/20	5,720	5,657
1.375% 1/31/21	20,530	20,240
1.375% 4/30/21	85,980	84,526
1.375% 5/31/21	64,380	63,223
1.375% 6/30/23	65,070	62,180
1.375% 8/31/23	21,470	20,465
1.375% 9/30/23	79,110	75,328
1.5% 8/31/18	238,925	240,325
1.5% 12/31/18	4,060	4,082
1.5% 1/31/19	37,180	37,369
1.5% 2/28/19	32,250	32,409
1.5% 3/31/19	12,800	12,857
1.5% 10/31/19	36,700	36,770
1.5% 11/30/19	51,090	51,160
1.5% 5/31/20	39,630	39,523
1.5% 1/31/22	4,370	4,286
1.5% 2/28/23	15,050	14,552
1.5% 3/31/23	90,980	87,874
1.5% 8/15/26	129,400	119,832
1.625% 4/30/19	4,980	5,016
1.625% 7/31/19	43,010	43,279
1.625% 8/31/19	100,350	100,958
1.625% 12/31/19	8,990	9,030
1.625% 6/30/20	50,460	50,497
1.625% 7/31/20	47,580	47,580
1.625% 11/30/20	94,780	94,495
1.625% 4/30/23	47,390	46,065
1.625% 5/31/23	52,030	50,524
1.625% 10/31/23	94,170	91,073
1.625% 2/15/26	56,480	53,122
1.625% 5/15/26	5,610	5,265
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,331
1.75% 10/31/20	9,960	9,985
1.75% 12/31/20	71,130	71,183
1.75% 11/30/21	84,370	83,859
1.75% 3/31/22	117,000	115,926
1.75% 4/30/22	15,910	15,751
1.75% 9/30/22	28,790	28,371
1.75% 1/31/23	25,640	25,177
1.875% 6/30/20	24,290	24,512
1.875% 11/30/21	81,260	81,212
1.875% 1/31/22	54,860	54,783
1.875% 2/28/22	137,380	137,235
1.875% 5/31/22	19,875	19,786
1.875% 8/31/22	69,670	69,180
1.875% 10/31/22	27,400	27,160
2% 11/30/20	31,910	32,252
2% 2/28/21	26,380	26,633
2% 5/31/21	40,290	40,605
2% 8/31/21	108,300	108,943
2% 10/31/21	29,700	29,851
2% 12/31/21	65,460	65,757
2% 7/31/22	48,060	48,084
2% 11/30/22	42,170	42,055
2% 2/15/25	3,635	3,557
2% 8/15/25	36,140	35,214
2% 11/15/26	153,170	148,168
2.125% 8/31/20	49,753	50,573
2.125% 1/31/21	3,060	3,104
2.125% 6/30/21	7,260	7,350
2.125% 8/15/21	90,750	91,789
2.125% 9/30/21	43,640	44,114
2.125% 12/31/21	15,950	16,113
2.125% 6/30/22	40,770	41,065
2.125% 12/31/22	63,040	63,264
2.125% 11/30/23	116,310	116,046
2.125% 2/29/24	32,980	32,841
2.125% 5/15/25	58,355	57,530
2.25% 4/30/21	42,310	43,095
2.25% 7/31/21	31,690	32,228
2.25% 12/31/23	2,930	2,944
2.25% 1/31/24	76,020	76,344
2.25% 11/15/24	85,930	85,796
2.25% 11/15/25	106,250	105,428
2.25% 2/15/27	40,050	39,659
2.375% 8/15/24	78,790	79,501
2.5% 8/15/23	97,170	99,303
2.5% 5/15/24	95,500	97,306
2.625% 4/30/18	10,200	10,390
2.625% 8/15/20	141,000	145,704
2.625% 11/15/20	94,180	97,340
2.75% 12/31/17	3,000	3,046
2.75% 11/15/23	102,790	106,516
2.75% 2/15/24	135,610	140,510
3.125% 5/15/21	50,876	53,599
3.375% 11/15/19	27,740	29,181
3.5% 2/15/18	4,000	4,097
3.5% 5/15/20	81,800	86,721
3.625% 2/15/20	59,600	63,281
3.625% 2/15/21	39,800	42,682
3.875% 5/15/18	8,000	8,279
4% 8/15/18	22,000	22,935

TOTAL U.S. TREASURY OBLIGATIONS		11,202,607

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,608,005)		11,672,208

U.S. Government Agency - Mortgage Securities - 28.0%
Fannie Mae - 13.9%
2.5% 3/1/22 to 2/1/47	369,499	371,007
2.5% 3/1/32 (c)	24,000	24,058
2.5% 3/1/47 (c)	1,000	952
2.77% 4/1/41 (b)	3,909	4,113
2.785% 11/1/34 (b)	9,338	9,724
3% 10/1/20 to 2/1/47	1,110,756	1,115,683
3% 3/1/32 (c)	28,000	28,784
3% 3/1/32 (c)	17,000	17,476
3% 3/1/47 (c)	63,000	62,560
3.154% 11/1/34 (b)	678	717
3.5% 5/1/20 to 7/1/46	914,848	942,850
3.5% 3/1/32	5,000	5,239
3.5% 3/1/47 (c)	57,000	58,405
3.5% 3/1/47 (c)	67,000	68,652
4% 7/1/18 to 2/1/47	556,893	586,915
4% 3/1/31	2,987	3,141
4% 3/1/47 (c)	29,000	30,471
4.5% 1/1/19 to 1/1/47	249,766	269,115
4.5% 3/1/47 (c)	11,000	11,820
5% 12/1/20 to 2/1/45	136,333	149,607
5% 10/1/45	3,000	3,301
5.5% 8/1/17 to 2/1/42	103,836	116,034
6% 2/1/23 to 7/1/41	47,998	54,371
6.5% 3/1/22 to 6/1/40	18,012	20,643

TOTAL FANNIE MAE		3,955,638

Freddie Mac - 6.3%
2.414% 3/1/36 (b)	4,389	4,550
2.5% 7/1/22 to 10/1/31	159,152	160,263
2.818% 12/1/35 (b)	3,724	3,945
2.884% 3/1/35 (b)	1,720	1,816
3% 3/1/27 to 1/1/47	592,435	594,264
3.174% 9/1/37 (b)	1,072	1,116
3.5% 9/1/25 to 5/1/46	498,618	513,047
4% 4/1/25 to 11/1/46	265,366	279,709
4% 3/1/47 (c)	22,000	23,115
4.5% 6/1/25 to 12/1/44	93,868	101,216
5% 4/1/23 to 9/1/40	47,445	52,345
5.5% 5/1/23 to 6/1/41	34,635	38,743
5.5% 9/1/40	4,175	4,670
6% 4/1/32 to 8/1/37	1,360	1,542
6.5% 8/1/36 to 12/1/37	379	436

TOTAL FREDDIE MAC		1,780,777

Ginnie Mae - 7.8%
2.5% 10/20/42 to 2/20/47	24,307	23,635
2.5% 3/1/47 (c)	2,000	1,941
3% 4/15/42 to 1/20/47	634,952	643,794
3% 3/1/47 (c)	38,000	38,442
3.5% 10/15/40 to 9/20/46	754,408	786,425
3.5% 3/1/47 (c)	34,000	35,333
4% 1/15/25 to 2/20/46	303,128	322,257
4% 3/1/47 (c)	16,200	17,142
4% 3/1/47 (c)	18,650	19,735
4% 3/1/47 (c)	12,000	12,698
4.5% 3/20/33 to 11/20/46	170,559	183,873
5% 7/15/38 to 7/20/46	82,638	91,778
5.5% 10/20/32 to 5/20/46	29,475	33,378
5.5% 3/1/47 (c)	1,000	1,095
6% 5/20/34 to 12/15/40	12,418	14,181
6.5% 8/20/36 to 1/15/39	2,440	2,793

TOTAL GINNIE MAE		2,228,500

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,986,288)		7,964,915

Asset-Backed Securities - 0.4%
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$4,353	$4,352
Capital One Multi-Asset Execution Trust:
Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,501
Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,452
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,846
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,858
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,738
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	4,882
2.19% 11/20/23	5,680	5,674
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,782
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	4,856	4,853
Series 2016-C Class A3, 1.45% 3/15/21	8,030	7,965
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,496
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	3,939	3,934
Series 2015-1 Class A3, 1.05% 10/15/18	5,990	5,986
Series 2016-4 Class A3, 1.47% 12/18/20	8,030	7,965
Hyundai Auto Receivables Trust Series 2015-A Class A3, 1.05% 4/15/19	5,625	5,620
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	5,234	5,230
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,076
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	6,095	6,095
TOTAL ASSET-BACKED SECURITIES
(Cost $125,983)		126,305

Commercial Mortgage Securities - 1.5%
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7107% 6/11/40 (b)	6,514	6,515
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,215
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,119
Series 2007-C6 Class A4, 5.7141% 12/10/49 (b)	7,325	7,351
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,648
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7925% 12/10/49 (b)	1,641	1,652
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (b)	2,261	2,266
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	698	704
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,063
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	4,008
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,190
Series K034 Class A2, 3.531% 7/25/23	9,000	9,530
Series K057 Class A2, 2.57% 7/25/26	5,660	5,514
Series K013 Class A2, 3.974% 1/25/21	11,575	12,308
Series K020 Class A2, 2.373% 5/25/22	10,400	10,444
Series K036 Class A2, 3.527% 10/25/23	8,975	9,487
Series K046 Class A2, 3.205% 3/25/25	33,300	34,279
Series K053 Class A2, 2.995% 12/25/25	7,111	7,198
Series K056 Class A2, 2.5382% 5/25/26	20,750	20,172
Series K062 Class A1, 3.032% 9/25/26	21,691	22,261
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	858	858
GS Mortgage Securities Trust sequential payer Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,398
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,880	4,087
Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,509
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,123
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,488
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,300
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	17,818
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	16,251	16,394
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (b)	9,801	9,812
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (b)	4,587	4,596
Series 2007-LDPX Class A3, 5.42% 1/15/49	912	911
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	9,880
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (b)	2,369	2,388
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	708	711
Series 2007-C7 Class A3, 5.866% 9/15/45	4,750	4,836
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 5.8266% 6/12/50 (b)	4,250	4,270
Series 2008-C1 Class A4, 5.69% 2/12/51	1,668	1,692
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	969	969
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	2,207	2,212
Series 2007-8 Class A3, 5.8873% 8/12/49 (b)	905	911
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,931
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,358
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,854
Morgan Stanley Capital I Trust Series 2007-IQ14 Class A4, 5.692% 4/15/49	526	526
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	52	26
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C31 Class A5, 5.5% 4/15/47	6,739	6,735
Series 2007-C32 Class A3, 5.7165% 6/15/49 (b)	4,635	4,647
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (b)	8,192	8,208
Class A5, 5.9654% 2/15/51 (b)	839	847
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,956
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $408,491)		417,175

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,024
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,425
California Gen. Oblig. 7.55% 4/1/39	15,000	22,238
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	1,900	1,750
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	7,545
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,254
Series 2011, 5.877% 3/1/19	9,700	10,239
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,234
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,912
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,563
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,405
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	6,859
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,002
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,245
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,294
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,930
Series 2010 164, 5.647% 11/1/40	5,210	6,502
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,227
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,905
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,328
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,243
Series 2015 AP, 3.931% 5/15/45	3,740	3,756
TOTAL MUNICIPAL SECURITIES
(Cost $168,815)		185,880

Foreign Government and Government Agency Obligations - 1.8%
Banque Centrale de Tunisie 1.416% 8/5/21	$8,500	$8,260
Canadian Government 1.125% 3/19/18	6,640	6,643
Chilean Republic:
3.125% 1/21/26	1,000	1,016
3.25% 9/14/21	9,000	9,354
Colombian Republic:
2.625% 3/15/23	7,575	7,268
4% 2/26/24	4,825	4,965
4.5% 1/28/26	1,000	1,055
5% 6/15/45	8,640	8,588
5.625% 2/26/44	7,775	8,401
6.125% 1/18/41	4,750	5,362
7.375% 3/18/19	3,450	3,828
Export Development Canada 1.5% 10/3/18	1,700	1,705
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,104
Hungarian Republic 5.75% 11/22/23	18,900	21,340
Israeli State 4% 6/30/22	7,000	7,473
Italian Republic:
5.375% 6/12/17	2,375	2,401
6.875% 9/27/23	6,000	7,044
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,879
3% 6/30/25	2,400	2,461
KfW:
0.75% 3/17/17	8,000	8,000
1.5% 4/20/20	2,825	2,798
1.875% 4/1/19	16,930	17,044
2.125% 1/17/23	12,000	11,870
2.75% 10/1/20	4,175	4,293
4% 1/27/20	3,000	3,187
4.875% 6/17/19	25,000	26,812
Korean Republic 7.125% 4/16/19	6,650	7,393
Manitoba Province:
1.3% 4/3/17	3,420	3,421
2.1% 9/6/22	1,900	1,870
3.05% 5/14/24	1,500	1,535
New Brunswick Province 2.75% 6/15/18	4,350	4,423
Ontario Province:
2.4% 2/8/22	5,210	5,225
2.5% 4/27/26	5,000	4,876
4% 10/7/19	15,000	15,813
Panamanian Republic:
3.75% 3/16/25	3,800	3,914
3.875% 3/17/28	9,600	9,734
4% 9/22/24	4,800	5,021
4.3% 4/29/53	5,675	5,397
5.2% 1/30/20	1,800	1,949
Peruvian Republic:
4.125% 8/25/27	2,800	3,028
5.625% 11/18/50	7,150	8,437
6.55% 3/14/37	3,075	3,963
7.125% 3/30/19	1,900	2,106
Philippine Republic:
3.95% 1/20/40	8,100	8,339
4.2% 1/21/24	4,765	5,188
6.375% 10/23/34	10,375	13,824
6.5% 1/20/20	6,144	6,958
Polish Government:
3.25% 4/6/26	6,600	6,535
4% 1/22/24	4,550	4,770
5% 3/23/22	14,500	15,936
Province of British Columbia:
1.2% 4/25/17	7,600	7,604
2.25% 6/2/26	3,770	3,624
Province of Quebec:
2.375% 1/31/22	3,800	3,811
2.75% 8/25/21	20,000	20,448
2.875% 10/16/24	2,075	2,096
Quebec Province 2.5% 4/20/26	5,660	5,503
South African Republic:
5.875% 5/30/22	7,675	8,510
6.875% 5/27/19	6,750	7,374
Ukraine Government 1.471% 9/29/21	10,300	10,089
United Mexican States:
3.5% 1/21/21	7,400	7,615
3.625% 3/15/22	3,000	3,066
4% 10/2/23	18,750	19,200
4.125% 1/21/26	3,200	3,272
4.35% 1/15/47	3,800	3,395
4.6% 1/23/46	5,800	5,423
4.75% 3/8/44	9,700	9,239
5.55% 1/21/45	3,916	4,127
6.05% 1/11/40	4,800	5,382
Uruguay Republic:
4.125% 11/20/45	4,750	4,114
4.375% 10/27/27	12,250	12,618
4.5% 8/14/24	3,625	3,852
5.1% 6/18/50	5,755	5,415
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $515,722)		519,583

Supranational Obligations - 1.3%
African Development Bank:
0.875% 5/15/17	1,000	1,000
0.875% 3/15/18	1,900	1,892
1.125% 3/15/17	1,300	1,300
1.25% 7/26/21	9,390	9,048
1.625% 10/2/18	2,800	2,811
2.375% 9/23/21	2,900	2,930
Asian Development Bank:
1.125% 3/15/17	5,000	5,000
1.125% 6/5/18	7,290	7,277
1.5% 1/22/20	4,750	4,725
1.875% 4/12/19	12,000	12,103
1.875% 2/18/22	2,000	1,978
2% 4/24/26	6,300	6,011
2.125% 11/24/21	4,825	4,828
Council of Europe Development Bank 1% 3/7/18	1,900	1,894
European Bank for Reconstruction & Development 2.125% 3/7/22	4,690	4,685
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,729
1.125% 8/24/20	4,690	4,573
1.75% 6/14/19	4,700	4,713
1.75% 11/26/19	2,875	2,878
European Investment Bank:
0.875% 4/18/17	11,000	11,000
1.125% 8/15/18	6,590	6,567
1.25% 5/15/18	3,550	3,548
1.375% 6/15/20	2,725	2,673
1.375% 9/15/21	17,570	16,967
1.625% 6/15/17	4,640	4,648
1.625% 12/18/18	30,900	30,979
1.625% 6/15/21	7,000	6,857
1.75% 3/15/17	5,000	5,001
1.75% 6/17/19	8,625	8,647
1.875% 3/15/19	3,000	3,019
1.875% 2/10/25	3,000	2,850
2% 3/15/21	4,770	4,751
2.125% 10/15/21	2,840	2,831
2.25% 3/15/22	15,900	15,886
2.25% 8/15/22	1,880	1,874
2.5% 4/15/21	4,650	4,719
2.5% 10/15/24	5,725	5,727
2.875% 9/15/20	9,000	9,267
3.25% 1/29/24	2,000	2,091
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,379
2.125% 1/15/25	1,830	1,788
3% 10/4/23	3,575	3,720
3.875% 9/17/19	5,000	5,268
4.375% 1/24/44	4,000	4,692
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,052
1% 6/15/18	5,600	5,580
1.125% 8/10/20	19,800	19,344
1.375% 9/20/21	5,230	5,074
1.625% 3/9/21	6,000	5,914
1.625% 2/10/22	3,900	3,819
1.75% 4/19/23	6,700	6,496
1.875% 10/7/19	3,825	3,850
1.875% 10/27/26	4,760	4,485
2.25% 6/24/21	16,075	16,205
2.5% 11/25/24	5,700	5,705
2.5% 7/29/25	3,790	3,787
International Finance Corp.:
1.125% 7/20/21	6,550	6,295
1.625% 7/16/20	2,870	2,856
1.75% 9/16/19	11,350	11,400
Nordic Investment Bank 1.125% 2/25/19	6,600	6,548
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $367,509)		366,534

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	630
Bank of America NA:
5.3% 3/15/17	$3,500	$3,505
6% 10/15/36	2,419	3,001
JPMorgan Chase Bank 6% 10/1/17	7,075	7,260
KeyBank NA 2.5% 12/15/19	4,000	4,046
Regions Bank 7.5% 5/15/18	2,000	2,127
UBS AG Stamford Branch:
5.75% 4/25/18	830	869
5.875% 12/20/17	2,034	2,104
TOTAL BANK NOTES
(Cost $22,627)		23,542
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.60% (d)
(Cost $191,375)	191,336,833	191,375
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $28,710,318)		28,953,828
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(478,563)
NET ASSETS - 100%		$28,475,265

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,782,000 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$714
Total	$714

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$7,486,311	$--	$7,486,311	$--
U.S. Government and Government Agency Obligations	11,672,208	--	11,672,208	--
U.S. Government Agency - Mortgage Securities	7,964,915	--	7,964,915	--
Asset-Backed Securities	126,305	--	126,305	--
Commercial Mortgage Securities	417,175	--	417,175	--
Municipal Securities	185,880	--	185,880	--
Foreign Government and Government Agency Obligations	519,583	--	519,583	--
Supranational Obligations	366,534	--	366,534	--
Bank Notes	23,542	--	23,542	--
Money Market Funds	191,375	191,375	--	--
Total Investments in Securities:	$28,953,828	$191,375	$28,762,453	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,518,943)	$28,762,453
Fidelity Central Funds (cost $191,375)	191,375
Total Investments (cost $28,710,318)		$28,953,828
Receivable for investments sold		88,100
Receivable for fund shares sold		255,741
Interest receivable		139,668
Distributions receivable from Fidelity Central Funds		60
Other receivables		158
Total assets		29,437,555
Liabilities
Payable for investments purchased
Regular delivery	$348,061
Delayed delivery	452,557
Payable for fund shares redeemed	154,079
Distributions payable	6,529
Accrued management fee	699
Other affiliated payables	207
Other payables and accrued expenses	158
Total liabilities		962,290
Net Assets		$28,475,265
Net Assets consist of:
Paid in capital		$28,238,091
Undistributed net investment income		29,971
Accumulated undistributed net realized gain (loss) on investments		(36,307)
Net unrealized appreciation (depreciation) on investments		243,510
Net Assets		$28,475,265
Investor Class:
Net Asset Value, offering price and redemption price per share ($370,048 ÷ 32,035 shares)		$11.55
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,334,323 ÷ 721,712 shares)		$11.55
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,725,296 ÷ 322,587 shares)		$11.55
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($12,343,231 ÷ 1,068,882 shares)		$11.55
Class F:
Net Asset Value, offering price and redemption price per share ($3,702,367 ÷ 320,609 shares)		$11.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$331,955
Income from Fidelity Central Funds		714
Total income		332,669
Expenses
Management fee	$3,969
Transfer agent fees	1,274
Independent trustees' fees and expenses	55
Miscellaneous	42
Total expenses before reductions	5,340
Expense reductions	(3)	5,337
Net investment income (loss)		327,332
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	613
Fidelity Central Funds	162
Total net realized gain (loss)		775
Change in net unrealized appreciation (depreciation) on: Investment securities	(918,468)
Delayed delivery commitments	31
Total change in net unrealized appreciation (depreciation)		(918,437)
Net gain (loss)		(917,662)
Net increase (decrease) in net assets resulting from operations		$(590,330)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$327,332	$552,449
Net realized gain (loss)	775	12,129
Change in net unrealized appreciation (depreciation)	(918,437)	723,723
Net increase (decrease) in net assets resulting from operations	(590,330)	1,288,301
Distributions to shareholders from net investment income	(328,171)	(540,171)
Distributions to shareholders from net realized gain	(6,944)	(34,097)
Total distributions	(335,115)	(574,268)
Share transactions - net increase (decrease)	3,715,146	4,432,845
Total increase (decrease) in net assets	2,789,701	5,146,878
Net Assets
Beginning of period	25,685,564	20,538,686
End of period	$28,475,265	$25,685,564
Other Information
Undistributed net investment income end of period	$29,971	$30,810

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Investor Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$11.59	$11.71	$11.36	$12.04	$11.74
Income from Investment Operations
Net investment income (loss)A	.136	.284	.287	.286	.254	.312
Net realized and unrealized gain (loss)	(.417)	.392	(.123)	.338	(.604)	.358
Total from investment operations	(.281)	.676	.164	.624	(.350)	.670
Distributions from net investment income	(.136)	(.277)	(.276)	(.274)	(.246)	(.305)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.139)	(.296)	(.284)	(.274)	(.330)	(.370)
Net asset value, end of period	$11.55	$11.97	$11.59	$11.71	$11.36	$12.04
Total ReturnB,C	(2.35)%	5.91%	1.40%	5.55%	(2.97)%	5.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%F	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.15%F	.20%	.22%	.22%	.22%	.22%
Expenses net of all reductions	.15%F	.20%	.22%	.22%	.22%	.22%
Net investment income (loss)	2.35%F	2.41%	2.45%	2.48%	2.16%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$370	$456	$6,497	$6,520	$5,338	$5,981
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Premium Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.142	.297	.301	.299	.267	.321
Net realized and unrealized gain (loss)	(.407)	.383	(.123)	.339	(.593)	.349
Total from investment operations	(.265)	.680	.178	.638	(.326)	.670
Distributions from net investment income	(.142)	(.291)	(.290)	(.288)	(.260)	(.315)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.145)	(.310)	(.298)	(.288)	(.344)	(.380)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.22)%	5.96%	1.52%	5.68%	(2.78)%	5.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.15%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%F	.07%	.10%	.10%	.10%	.12%
Expenses net of all reductions	.05%F	.07%	.10%	.10%	.10%	.12%
Net investment income (loss)	2.45%F	2.53%	2.57%	2.60%	2.27%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$8,334	$8,307	$6,692	$5,778	$5,108	$4,265
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.142	.298	.305	.303	.272	.329
Net realized and unrealized gain (loss)	(.407)	.383	(.123)	.338	(.594)	.349
Total from investment operations	(.265)	.681	.182	.641	(.322)	.678
Distributions from net investment income	(.142)	(.292)	(.294)	(.291)	(.264)	(.323)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.145)	(.311)	(.302)	(.291)	(.348)	(.388)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.21)%	5.97%	1.55%	5.71%	(2.75)%	5.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	.04%F	.06%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%F	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.04%F	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.46%F	2.54%	2.60%	2.63%	2.31%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$3,725	$3,842	$3,102	$3,158	$2,766	$3,121
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.142	.295	.307	.305	.274	.331
Net realized and unrealized gain (loss)	(.406)	.388	(.123)	.339	(.594)	.349
Total from investment operations	(.264)	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.143)	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.146)	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.21)%	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.47%F	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$12,343	$9,788	$1,560	$947	$867	$869
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Class F

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.143	.299	.307	.305	.273	.331
Net realized and unrealized gain (loss)	(.407)	.384	(.123)	.339	(.593)	.349
Total from investment operations	(.264)	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.143)	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.146)	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.21)%	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.47%F	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$3,702	$3,292	$2,687	$2,202	$1,988	$1,361
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$552,822
Gross unrealized depreciation	(293,612)
Net unrealized appreciation (depreciation) on securities	$259,210
Tax cost	$28,694,618

The Fund elected to defer to its next fiscal year $2,216 of capital losses recognized during the period November 1, 2015 to August 31, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,382,186 and $422,485, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.15%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.03%
Class F	.03%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .12%, .02% and .01%, of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$248
Premium Class	834
Institutional Class	192
$1,274

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $438.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Investor Class	$4,831	$133,298
Premium Class	101,473	177,559
Institutional Class	46,900	83,586
Institutional Premium Class	132,926	73,996
Class F	42,041	71,732
Total	$328,171	$540,171
From net realized gain
Investor Class	$108	$11,052
Premium Class	2,163	11,030
Institutional Class	995	5,143
Institutional Premium Class	2,769	2,514
Class F	909	4,358
Total	$6,944	$34,097

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Investor Class
Shares sold	14,839	151,066	$172,843	$1,766,952
Reinvestment of distributions	380	11,596	4,424	135,276
Shares redeemed	(21,245)	(685,368)	(247,004)	(7,873,166)
Net increase (decrease)	(6,026)	(522,706)	$(69,737)	$(5,970,938)
Premium Class
Shares sold	154,720	347,170	$1,802,572	$4,086,127
Reinvestment of distributions	8,452	15,335	98,212	179,993
Shares redeemed	(135,899)	(245,703)	(1,576,305)	(2,889,831)
Net increase (decrease)	27,273	116,802	$324,479	$1,376,289
Institutional Class
Shares sold	68,537	118,438	$797,357	$1,392,310
Reinvestment of distributions	4,120	7,560	47,877	88,729
Shares redeemed	(71,226)	(72,583)	(825,447)	(850,501)
Net increase (decrease)	1,431	53,415	$19,787	$630,538
Institutional Premium Class
Shares sold	319,100	738,185	$3,708,879	$8,526,678
Reinvestment of distributions	9,507	6,289	110,475	74,468
Shares redeemed	(77,984)	(60,864)	(905,823)	(716,655)
Net increase (decrease)	250,623	683,610	$2,913,531	$7,884,491
Class F
Shares sold	57,144	80,507	$662,075	$946,553
Reinvestment of distributions	3,697	6,484	42,949	76,090
Shares redeemed	(15,440)	(43,702)	(177,938)	(510,178)
Net increase (decrease)	45,401	43,289	$527,086	$512,465

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 32% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Investor Class	.15%
Actual		$1,000.00	$976.50	$.74
Hypothetical-C		$1,000.00	$1,024.05	$.75
Premium Class	.05%
Actual		$1,000.00	$977.80	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$977.90	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$977.90	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15
Class F	.03%
Actual		$1,000.00	$977.90	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund (formerly Spartan U.S. Bond Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Fidelity U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee rate from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee rate for 2011 as if the lower fee were in effect for the entire year.

The Board also considered that it had approved an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.05% to 0.03%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class, Institutional Premium Class, Premium Class, and Class F ranked below the competitive median for 2015 and the total expense ratio of Investor Class ranked equal to the competitive median for 2015.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.07% (0.04% effective July 1, 2016); Institutional Premium Class: 0.05% (0.03% effective July 1, 2016); Investor Class: 0.22% (0.15% effective July 1, 2016); Premium Class: 0.17% (0.05% effective July 1, 2016); and Class F: 0.03%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

UBI-SANN-0417
1.536707.119

Fidelity Advisor® Investment Grade Bond Fund -
Class A, Class T (to be named Class M), Class C and Class I

Semi-Annual Report

February 28, 2017

Class A, Class T, Class C, and Class I are classes of Fidelity® Investment Grade Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	59.7%
AAA	0.4%
AA	0.6%
A	4.1%
BBB	21.1%
BB and Below	10.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	3.2%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	50.3%
AAA	1.5%
AA	0.9%
A	6.3%
BBB	24.3%
BB and Below	13.9%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Corporate Bonds	31.6%
U.S. Government and U.S. Government Agency Obligations	59.7%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	1.7%
Municipal Bonds	1.5%
Other Investments	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 8.1%

 ** Futures and Swaps - (0.4)%

As of August 31, 2016*,**
Corporate Bonds	39.1%
U.S. Government and U.S. Government Agency Obligations	50.3%
Asset-Backed Securities	0.6%
CMOs and Other Mortgage Related Securities	4.3%
Municipal Bonds	1.7%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 8.1%

 ** Futures and Swaps - (0.1)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.7%
General Motors Co.:
3.5% 10/2/18	$5,025	$5,140
5.2% 4/1/45	3,052	3,073
6.6% 4/1/36	3,722	4,372
6.75% 4/1/46	6,249	7,593
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,611
3.25% 5/15/18	2,630	2,674
3.5% 7/10/19	5,942	6,109
3.7% 5/9/23	19,000	19,171
4.25% 5/15/23	2,950	3,058
4.375% 9/25/21	11,530	12,158
		64,959
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,419
3.7% 1/30/26	3,675	3,770
4.7% 12/9/35	1,897	2,015
		7,204
Household Durables - 0.1%
D.R. Horton, Inc. 4% 2/15/20	15,500	16,120
Media - 1.4%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,412
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	12,996	13,655
4.908% 7/23/25	10,079	10,633
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,870
4.5% 9/15/42	1,687	1,536
5.5% 9/1/41	3,321	3,434
5.875% 11/15/40	7,141	7,745
6.55% 5/1/37	8,170	9,441
6.75% 7/1/18	5,587	5,931
7.3% 7/1/38	8,218	10,280
8.25% 4/1/19	10,913	12,201
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,891
6.2% 3/15/40	5,000	5,798
		130,827

TOTAL CONSUMER DISCRETIONARY		219,110

CONSUMER STAPLES - 1.5%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,482
3.3% 2/1/23	16,500	16,845
3.65% 2/1/26	17,900	18,161
4.7% 2/1/36	15,622	16,808
4.9% 2/1/46	31,247	34,331
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	3,930	4,138
Constellation Brands, Inc. 4.75% 11/15/24	8,249	8,904
		114,669
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,274
Tobacco - 0.3%
Altria Group, Inc. 9.25% 8/6/19	1,776	2,087
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,962
4% 6/12/22	2,039	2,142
5.7% 8/15/35	1,694	1,965
6.15% 9/15/43	2,440	2,965
7.25% 6/15/37	9,654	12,873
		24,994

TOTAL CONSUMER STAPLES		143,937

ENERGY - 4.9%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,408
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Finance Co. 7.5% 5/1/31	7,653	9,824
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,920
5.55% 3/15/26	5,568	6,252
6.6% 3/15/46	7,480	9,369
Canadian Natural Resources Ltd.:
3.45% 11/15/21	5,750	5,884
5.85% 2/1/35	4,394	4,901
Chesapeake Energy Corp.:
6.125% 2/15/21	22,015	21,244
6.625% 8/15/20	23,170	23,054
8% 12/15/22 (a)	11,962	12,650
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,244
3.3% 6/1/20	6,073	6,188
4.5% 6/1/25	1,849	1,962
5.8% 6/1/45	2,321	2,759
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	5,007
5.35% 3/15/20 (a)	4,973	5,209
5.85% 5/21/43 (a)(b)	9,697	9,067
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,219
2.7% 4/1/19	1,510	1,499
3.875% 3/15/23	6,765	6,528
5.6% 4/1/44	5,868	5,399
El Paso Corp. 6.5% 9/15/20	16,220	18,247
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,775
3.9% 5/15/24 (b)	1,887	1,847
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,947
Enbridge, Inc.:
4.25% 12/1/26	3,172	3,277
5.5% 12/1/46	3,661	3,966
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,744
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	3,052
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,172
7.25% 3/17/44	59,561	57,500
Petroleos Mexicanos:
4.625% 9/21/23	12,890	12,916
4.875% 1/18/24	4,376	4,393
5.375% 3/13/22 (a)	4,905	5,130
5.5% 2/4/19	10,105	10,623
5.625% 1/23/46	29,284	25,442
6.375% 2/4/21	11,660	12,677
6.375% 1/23/45	15,899	15,128
6.5% 6/2/41	34,664	33,534
Phillips 66 Co. 4.3% 4/1/22	4,638	4,970
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,204	8,361
Southwestern Energy Co.:
5.8% 1/23/20 (b)	4,431	4,387
6.7% 1/23/25 (b)	16,780	16,109
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,919
Spectra Energy Partners LP:
2.95% 9/25/18	1,066	1,080
4.6% 6/15/21	1,124	1,195
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,719
4.55% 6/24/24	19,170	19,458
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,083
5.375% 6/1/21	10,438	11,329
Williams Partners LP:
4% 11/15/21	1,262	1,312
4.125% 11/15/20	1,029	1,080
4.3% 3/4/24	4,326	4,478
		452,029

TOTAL ENERGY		455,437

FINANCIALS - 11.5%
Banks - 6.8%
Bank of America Corp.:
3.3% 1/11/23	5,772	5,810
3.5% 4/19/26	13,196	13,090
3.875% 8/1/25	10,710	10,946
3.95% 4/21/25	16,100	16,158
4% 1/22/25	58,310	58,883
4.1% 7/24/23	3,096	3,241
4.2% 8/26/24	18,046	18,623
4.25% 10/22/26	6,065	6,181
5.65% 5/1/18	3,745	3,908
5.875% 1/5/21	2,580	2,884
Barclays PLC:
2.75% 11/8/19	5,118	5,158
4.375% 1/12/26	9,700	9,879
BPCE SA 4.875% 4/1/26 (a)	16,029	16,046
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,252
2.05% 12/7/18	71,510	71,698
4.05% 7/30/22	2,865	2,993
4.4% 6/10/25	6,752	6,935
4.45% 9/29/27	6,820	6,983
4.5% 1/14/22	6,932	7,413
5.3% 5/6/44	20,628	22,364
5.5% 9/13/25	2,420	2,666
Citizens Bank NA 2.55% 5/13/21	2,683	2,676
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	6,984
4.3% 12/3/25	13,920	14,335
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	20,773
3.8% 9/15/22	10,350	10,459
3.8% 6/9/23	14,963	14,977
Discover Bank 7% 4/15/20	6,703	7,455
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,122
8.25% 3/1/38	2,385	3,394
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,215
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,168
5.25% 3/14/44	2,255	2,463
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,837
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,715
2.35% 1/28/19	2,547	2,574
2.95% 10/1/26	5,924	5,668
3.875% 9/10/24	13,659	13,917
4.125% 12/15/26	12,502	12,809
4.25% 10/15/20	2,763	2,948
4.35% 8/15/21	18,417	19,741
4.625% 5/10/21	2,717	2,934
4.95% 3/25/20	11,055	11,961
Rabobank Nederland 4.375% 8/4/25	10,398	10,607
Regions Bank 6.45% 6/26/37	9,230	10,515
Regions Financial Corp. 3.2% 2/8/21	4,870	4,962
Royal Bank of Canada 4.65% 1/27/26	13,215	14,072
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	35,652
6% 12/19/23	25,238	26,799
6.1% 6/10/23	8,465	8,986
6.125% 12/15/22	28,328	30,115
Societe Generale 4.25% 4/14/25 (a)	17,200	16,611
		631,555
Capital Markets - 3.2%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,120
Credit Suisse AG 6% 2/15/18	8,864	9,210
Deutsche Bank AG 4.5% 4/1/25	12,526	11,996
Deutsche Bank AG London Branch:
2.85% 5/10/19	16,000	16,082
4.1% 1/13/26	18,090	18,071
Goldman Sachs Group, Inc.:
2.625% 1/31/19	13,825	13,994
2.9% 7/19/18	9,276	9,416
5.25% 7/27/21	5,652	6,215
5.75% 1/24/22	7,392	8,326
5.95% 1/18/18	4,817	4,999
6.75% 10/1/37	59,283	74,302
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,517
3.75% 12/1/25	4,425	4,607
Lazard Group LLC 4.25% 11/14/20	4,700	4,934
Morgan Stanley:
2.375% 7/23/19	12,012	12,094
3.7% 10/23/24	10,321	10,541
3.75% 2/25/23	8,227	8,501
3.875% 4/29/24	9,504	9,827
4.875% 11/1/22	19,366	20,872
5% 11/24/25	24,777	26,718
5.75% 1/25/21	10,138	11,298
6.625% 4/1/18	7,981	8,392
		296,032
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,152	3,198
4.5% 5/15/21	2,895	3,064
5% 10/1/21	4,340	4,695
Discover Financial Services:
3.85% 11/21/22	4,866	4,967
3.95% 11/6/24	4,069	4,093
5.2% 4/27/22	4,096	4,454
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	18,244
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,855
Synchrony Financial:
1.875% 8/15/17	1,427	1,428
3% 8/15/19	2,095	2,127
3.75% 8/15/21	3,164	3,259
4.25% 8/15/24	3,185	3,297
		54,681
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,594
Insurance - 0.9%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,292
American International Group, Inc. 4.875% 6/1/22	5,750	6,241
Aon Corp. 5% 9/30/20	2,135	2,312
Five Corners Funding Trust 4.419% 11/15/23 (a)	5,900	6,274
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (a)(b)	10,398	9,254
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,481
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,729
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,196
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	7,521
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	5,995
6% 2/10/20 (a)	1,549	1,685
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	7,142
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,031
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,769
4.125% 11/1/24 (a)	2,517	2,593
Unum Group:
5.625% 9/15/20	4,155	4,559
5.75% 8/15/42	3,522	3,976
		79,050

TOTAL FINANCIALS		1,064,912

HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,598
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,952
4.75% 5/1/23	300	315
5.875% 3/15/22	355	392
6.5% 2/15/20	4,514	4,955
WellPoint, Inc. 3.3% 1/15/23	9,384	9,461
		20,075
Pharmaceuticals - 0.4%
Allergan PLC 1.875% 10/1/17	1,741	1,745
Mylan N.V.:
2.5% 6/7/19	6,691	6,693
3.15% 6/15/21	8,712	8,715
3.95% 6/15/26	4,484	4,379
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,507
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	6,035
3.15% 10/1/26	5,341	4,943
Zoetis, Inc. 3.25% 2/1/23	2,627	2,657
		36,674

TOTAL HEALTH CARE		63,347

INDUSTRIALS - 0.3%
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 8/2/20	531	553
6.795% 2/2/20	16	16
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	283	288
8.36% 1/20/19	1,606	1,671
		2,528
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,353
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,070
3.375% 6/1/21	4,249	4,339
3.75% 2/1/22	6,348	6,551
3.875% 4/1/21	5,850	6,069
4.25% 9/15/24	5,062	5,250
		25,279
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,401

TOTAL INDUSTRIALS		33,561

INFORMATION TECHNOLOGY - 0.2%
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	10,043	10,170
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	6,890	7,239

TOTAL INFORMATION TECHNOLOGY		17,409

MATERIALS - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	6,583
4.125% 4/15/21 (a)	6,319	6,510
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	2,868	3,144
		16,237
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,272
4.6% 4/1/22	1,830	1,951
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,890
Camden Property Trust:
2.95% 12/15/22	2,605	2,564
4.25% 1/15/24	4,889	5,104
Corporate Office Properties LP 5% 7/1/25	3,165	3,304
DDR Corp.:
3.625% 2/1/25	2,957	2,869
4.25% 2/1/26	2,697	2,707
4.625% 7/15/22	9,008	9,503
4.75% 4/15/18	4,483	4,593
7.5% 4/1/17	2,623	2,635
Duke Realty LP:
3.25% 6/30/26	1,279	1,248
3.625% 4/15/23	3,352	3,401
3.875% 10/15/22	9,433	9,857
4.375% 6/15/22	2,822	3,017
Equity One, Inc. 3.75% 11/15/22	12,000	12,294
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,533
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,558
HRPT Properties Trust 6.65% 1/15/18	2,600	2,646
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,039
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	10,773
4.5% 1/15/25	1,964	1,965
4.5% 4/1/27	1,555	1,545
4.95% 4/1/24	1,915	1,978
5.25% 1/15/26	8,152	8,536
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,337
5% 12/15/23	1,073	1,101
Weingarten Realty Investors 3.375% 10/15/22	990	996
WP Carey, Inc.:
4% 2/1/25	7,432	7,352
4.6% 4/1/24	11,566	11,970
		125,538
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,749
4.1% 10/1/24	6,040	6,055
4.95% 4/15/18	4,806	4,949
5.7% 5/1/17	2,243	2,258
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,557
Digital Realty Trust LP 3.95% 7/1/22	4,640	4,831
Essex Portfolio LP 3.875% 5/1/24	4,176	4,302
Liberty Property LP:
3.25% 10/1/26	3,443	3,324
3.375% 6/15/23	3,567	3,572
4.125% 6/15/22	2,421	2,538
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,588
3.15% 5/15/23	7,757	7,281
4.5% 4/18/22	1,473	1,496
Mid-America Apartments LP:
4% 11/15/25	1,797	1,837
4.3% 10/15/23	1,200	1,258
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,085
Tanger Properties LP:
3.125% 9/1/26	4,443	4,236
3.75% 12/1/24	4,213	4,238
3.875% 12/1/23	2,574	2,632
6.125% 6/1/20	4,725	5,215
Ventas Realty LP:
3.125% 6/15/23	2,242	2,208
4.125% 1/15/26	2,168	2,213
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,093
		104,515

TOTAL REAL ESTATE		230,053

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,470
4.8% 6/15/44	7,426	7,008
5.55% 8/15/41	27,220	28,223
5.875% 10/1/19	6,291	6,867
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	275
CenturyLink, Inc.:
5.15% 6/15/17	528	532
6% 4/1/17	1,320	1,323
6.15% 9/15/19	3,260	3,480
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,390
4.5% 9/15/20	60,362	64,379
5.012% 8/21/54	47,470	45,937
6.1% 4/15/18	6,019	6,320
		192,204
UTILITIES - 1.4%
Electric Utilities - 0.8%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,444
6.4% 9/15/20 (a)	11,231	12,558
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,193
7.375% 11/15/31	13,700	18,056
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	3,406
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,770	10,958
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,021
		69,636
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	2,894	2,904
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,614
		4,518
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,098	2,095
2.7% 6/15/21	2,065	2,054
		4,149
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3.2982% 9/30/66 (b)	12,726	10,383
3.8232% 6/30/66 (b)	3,654	3,353
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,603
5.95% 6/15/41	4,935	5,957
Puget Energy, Inc.:
5.625% 7/15/22	7,175	7,996
6% 9/1/21	6,916	7,741
6.5% 12/15/20	2,216	2,491
Sempra Energy 6% 10/15/39	5,958	7,318
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,001	3,646
		50,488

TOTAL UTILITIES		128,791

TOTAL NONCONVERTIBLE BONDS
(Cost $2,514,190)		2,564,998

U.S. Government and Government Agency Obligations - 37.0%
U.S. Treasury Inflation-Protected Obligations - 9.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$131,204	$127,202
1% 2/15/46	103,983	107,456
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	86,755	88,464
0.125% 4/15/20	101,240	103,137
0.375% 7/15/25	287,139	289,718
0.625% 1/15/26	150,288	154,065

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		870,042

U.S. Treasury Obligations - 27.6%
U.S. Treasury Bonds:
2.5% 2/15/46	161,500	146,277
2.875% 11/15/46 (c)	168,500	165,347
3% 5/15/45	74,359	74,670
3% 11/15/45	84,600	84,957
U.S. Treasury Notes:
0.5% 4/30/17	133,210	133,214
0.75% 4/15/18	74,800	74,595
0.875% 11/30/17	431,950	432,119
0.875% 3/31/18	74,900	74,806
1.25% 3/31/21	170,000	166,434
1.25% 10/31/21	590,217	573,574
2% 8/15/25 (d)	27,857	27,143
2% 11/15/26	100,000	96,734
2.125% 2/29/24	228,316	227,353
2.125% 5/15/25	99,165	97,763
2.25% 1/31/24	190,843	191,656

TOTAL U.S. TREASURY OBLIGATIONS		2,566,642

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,453,504)		3,436,684

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.2%
2.5% 3/1/43	206	197
2.802% 6/1/36 (b)	88	92
2.969% 2/1/35 (b)	1,535	1,626
3% 8/1/31 to 12/1/46	4,428	4,444
3% 3/1/47 (e)	200	199
3.14% 7/1/37 (b)	166	177
3.5% 11/1/25 to 11/1/46	4,419	4,557
3.5% 3/1/47 (e)	100	102
3.5% 3/1/47 (e)	100	102
4% 8/1/32 to 7/1/45	2,086	2,215
4% 2/1/47	501	529
4% 3/1/47 (e)	500	525
5.5% 4/1/39	584	665
6% 3/1/22	34	36

TOTAL FANNIE MAE		15,466

Freddie Mac - 0.1%
2.5% 7/1/31	87	87
3% 11/1/42 to 1/1/47	1,356	1,350
3.5% 3/1/45 to 5/1/46	2,209	2,276
3.887% 10/1/35 (b)	85	91
4% 6/1/33	1,122	1,194
4.5% 7/1/25 to 3/1/44	1,920	2,066
5% 1/1/41 to 7/1/41	1,252	1,377
5.5% 11/1/33 to 8/1/38	181	203
6% 7/1/37 to 8/1/37	463	523
6.5% 9/1/39	496	567

TOTAL FREDDIE MAC		9,734

Ginnie Mae - 0.0%
3% 12/20/42 to 1/20/47	555	563
3.5% 3/15/42 to 12/20/42	1,251	1,308
3.5% 3/1/47 (e)	200	208
4% 11/20/40 to 11/20/41	1,054	1,125
4% 3/1/47 (e)	150	159
4% 3/1/47 (e)	150	159
4.5% 5/20/41	601	649
5% 4/15/40	980	1,089

TOTAL GINNIE MAE		5,260

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $30,330)		30,460

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	$421	$404
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (b)	106	105
Airspeed Ltd. Series 2007-1A Class C1, 3.27% 6/15/32 (a)(b)	4,390	1,192
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (b)	24	24
Series 2004-R2 Class M3, 1.6033% 4/25/34 (b)	57	48
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	30	29
Series 2004-W7 Class M1, 1.6033% 5/25/34 (b)	673	649
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (b)	698	244
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	17,606	17,674
Class AA, 2.487% 12/16/41 (a)	4,453	4,391
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (b)	1,140	853
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0283% 3/25/32 (b)	16	16
Series 2004-3 Class M4, 2.2333% 4/25/34 (b)	35	33
Series 2004-4 Class M2, 1.5733% 6/25/34 (b)	53	51
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (b)	25	22
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (b)	190	181
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.5961% 3/25/34 (b)	2	1
Fremont Home Loan Trust Series 2005-A Class M4, 1.7911% 1/25/35 (b)	220	115
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (a)(b)	1,259	1,060
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (a)(b)	269	255
Class B, 1.05% 11/15/34 (a)(b)	97	91
Class C, 1.15% 11/15/34 (a)(b)	161	149
Class D, 1.52% 11/15/34 (a)(b)	77	70
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	5,007	4,963
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	90	7
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (b)	106	100
Series 2003-3 Class M1, 2.0611% 8/25/33 (b)	237	231
Series 2003-5 Class A2, 1.4711% 12/25/33 (b)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	913	658
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (b)	1,605	832
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (b)	166	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (b)	43	38
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (b)	80	78
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (b)	2	1
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (b)	700	677
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	36	33
Series 2004-NC6 Class M3, 2.9533% 7/25/34 (b)	305	288
Series 2004-NC8 Class M6, 2.6533% 9/25/34 (b)	333	314
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (b)	110	102
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (b)	89	3
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (a)	3,971	3,972
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (b)	903	860
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (b)	324	313
Class M4, 2.9461% 9/25/34 (b)	433	276
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (b)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (b)	188	187
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (b)	28	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (b)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (a)(b)	1,689	819
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	2,778	2,778
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	2,488	2,489
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	1,671	1,675
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	12,019	12,007
TOTAL ASSET-BACKED SECURITIES
(Cost $61,604)		61,426

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
CSMC Series 2014-3R:
Class 2A1, 1.4561% 5/27/37 (a)(b)	5,584	5,387
Class AA1, 1.1076% 5/27/37 (a)(b)	4,705	4,488
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (b)	201	199
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.012% 8/25/36 (b)	437	397
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	321	305
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	1,819	1,819
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0611% 7/25/35 (b)	384	372
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (a)(b)	139	101
Class B6, 3.6133% 6/10/35 (a)(b)	185	111
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	13	13
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (b)	28	29
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,791)		13,221

Commercial Mortgage Securities - 1.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (b)(f)	140	2
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (a)(b)	19	18
Series 2005-3A:
Class A2, 1.1783% 11/25/35 (a)(b)	156	136
Class M1, 1.2183% 11/25/35 (a)(b)	42	37
Class M2, 1.2683% 11/25/35 (a)(b)	32	26
Class M3, 1.2883% 11/25/35 (a)(b)	28	23
Class M4, 1.3783% 11/25/35 (a)(b)	35	28
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (a)(b)	397	347
Class B1, 2.1783% 1/25/36 (a)(b)	22	17
Class M1, 1.2283% 1/25/36 (a)(b)	128	108
Class M2, 1.2483% 1/25/36 (a)(b)	48	39
Class M3, 1.2783% 1/25/36 (a)(b)	70	57
Class M4, 1.3883% 1/25/36 (a)(b)	39	33
Class M5, 1.4283% 1/25/36 (a)(b)	39	29
Class M6, 1.4783% 1/25/36 (a)(b)	41	31
Series 2006-1:
Class A2, 1.1383% 4/25/36 (a)(b)	74	65
Class M1, 1.1583% 4/25/36 (a)(b)	45	38
Class M2, 1.1783% 4/25/36 (a)(b)	47	40
Class M3, 1.1983% 4/25/36 (a)(b)	41	35
Class M4, 1.2983% 4/25/36 (a)(b)	23	19
Class M5, 1.3383% 4/25/36 (a)(b)	22	18
Class M6, 1.4183% 4/25/36 (a)(b)	45	37
Series 2006-2A:
Class M1, 1.0883% 7/25/36 (a)(b)	66	55
Class M2, 1.1083% 7/25/36 (a)(b)	47	39
Class M3, 1.1283% 7/25/36 (a)(b)	39	32
Class M4, 1.1983% 7/25/36 (a)(b)	44	37
Class M5, 1.2483% 7/25/36 (a)(b)	32	26
Series 2006-3A Class M4, 1.2083% 10/25/36 (a)(b)	21	18
Series 2006-4A:
Class A2, 1.0483% 12/25/36 (a)(b)	1,148	984
Class M1, 1.0683% 12/25/36 (a)(b)	92	63
Class M2, 1.0883% 12/25/36 (a)(b)	62	41
Class M3, 1.1183% 12/25/36 (a)(b)	62	30
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	243	211
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	719	623
Class A2, 1.0761% 7/25/37 (a)(b)	674	578
Class M1, 1.1261% 7/25/37 (a)(b)	230	178
Class M2, 1.1661% 7/25/37 (a)(b)	150	116
Class M3, 1.2461% 7/25/37 (a)(b)	117	84
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	239	202
Class M1, 1.0661% 7/25/37 (a)(b)	127	100
Class M2, 1.0961% 7/25/37 (a)(b)	135	103
Class M3, 1.1261% 7/25/37 (a)(b)	218	163
Class M4, 1.2561% 7/25/37 (a)(b)	344	231
Class M5, 1.3561% 7/25/37 (a)(b)	164	85
Series 2007-4A Class M1, 1.7283% 9/25/37 (a)(b)	37	9
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (a)(b)	18	18
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.767% 12/15/27 (a)(b)	2,300	2,314
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (b)	3,652	3,660
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	602	608
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	590	590
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LD11 Class A4, 5.7592% 6/15/49 (b)	52,991	53,097
Series 2007-CB19:
Class B, 5.7342% 2/12/49 (b)	93	20
Class C, 5.7342% 2/12/49 (b)	245	16
Class D, 5.7342% 2/12/49 (b)	156	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (b)	2,677	2,699
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 5.8266% 6/12/50 (b)	3,670	3,687
Series 2008-C1 Class A4, 5.69% 2/12/51	1,441	1,462
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	12,938	12,930
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	2,552	2,557
Series 2007-8 Class A3, 5.8873% 8/12/49 (b)	781	786
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (a)(b)	227	227
sequential payer Series 2007-IQ15 Class A4, 5.9037% 6/11/49 (b)	12,920	13,044
Series 2007-IQ14 Class A4, 5.692% 4/15/49	5,271	5,267
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	9,782	9,765
Class B, 4.181% 11/15/34 (a)	3,453	3,453
Class C, 5.205% 11/15/34 (a)	2,422	2,430
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	56	28
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C32 Class A3, 5.7165% 6/15/49 (b)	9,279	9,302
Series 2007-C33 Class A4, 5.9654% 2/15/51 (b)	10,239	10,259
Series 2007-C32:
Class D, 5.7165% 6/15/49 (b)	823	246
Class E, 5.7165% 6/15/49 (b)	1,297	283
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $153,529)		143,939

Municipal Securities - 1.5%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	29,170	26,863
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	7,762	7,862
4.95% 6/1/23	10,235	10,453
5.1% 6/1/33	47,970	44,489
Series 2010-1, 6.63% 2/1/35	4,420	4,559
Series 2010-3:
6.725% 4/1/35	5,880	6,107
7.35% 7/1/35	3,010	3,259
Series 2010-5, 6.2% 7/1/21	3,205	3,363
Series 2011:
5.365% 3/1/17	195	195
5.665% 3/1/18	7,610	7,850
5.877% 3/1/19	18,645	19,681
Series 2013:
3.14% 12/1/18	165	164
3.6% 12/1/19	4,135	4,080
TOTAL MUNICIPAL SECURITIES
(Cost $145,471)		138,925

Bank Notes - 0.7%
Capital One NA 2.95% 7/23/21	8,151	8,248
Citizens Bank NA 2.3% 12/3/18	5,551	5,581
Discover Bank:
(Delaware) 3.2% 8/9/21	10,016	10,139
3.1% 6/4/20	8,842	8,998
8.7% 11/18/19	1,409	1,604
KeyBank NA 6.95% 2/1/28	1,344	1,684
PNC Bank NA 2.45% 11/5/20	9,934	10,008
Regions Bank 7.5% 5/15/18	18,321	19,485
TOTAL BANK NOTES
(Cost $64,266)		65,747
	Shares	Value (000s)

Fixed-Income Funds - 26.2%
Fidelity Mortgage Backed Securities Central Fund (g)	18,287,142	$1,973,914
Fidelity Specialized High Income Central Fund (g)	4,440,331	460,418
TOTAL FIXED-INCOME FUNDS
(Cost $2,452,896)		2,434,332
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	11,612
	Shares	Value (000s)

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.60% (h)
(Cost $322,508)	322,461,074	322,526
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.1%
Investments in repurchase agreements in a joint trading account at 0.53%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations) # (i)
(Cost $103,009)	103,011	103,009
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $9,326,023)		9,326,879
NET OTHER ASSETS (LIABILITIES) - (0.4)%(j)		(37,270)
NET ASSETS - 100%		$9,289,609

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/32	$(500)	$(514)
3.5% 3/1/47	(100)	(102)
4% 3/1/47	(500)	(525)

TOTAL FANNIE MAE		(1,141)

Freddie Mac
3% 3/1/47	(200)	(199)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,341)		$(1,340)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	$(40)	$(121)	$(161)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	USD 4,085	(22)	(97)	(119)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(101)	(172)	(273)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(101)	(201)	(302)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,825	(106)	10	(96)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,823	(106)	25	(81)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 3,823	(40)	(40)	(80)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 5,500	(57)	(26)	(83)
TOTAL BUY PROTECTION						(573)	(622)	(1,195)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	USD 50	(1)	0	(1)

TOTAL CREDIT DEFAULT SWAPS						$(574)	$(622)	$(1,196)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $257,003,000 or 2.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,859,000.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes investment made with cash collateral received from securities on loan.

 (j) Includes cash collateral of $1 from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$712
Fidelity Mortgage Backed Securities Central Fund	27,047
Fidelity Specialized High Income Central Fund	12,221
Total	$39,980

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,288,686	$47,422	$311,944	$1,973,914	31.5%
Fidelity Specialized High Income Central Fund	444,074	13,483	--	460,418	58.8%
Total	$2,732,760	$60,905	$311,944	$2,434,332

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,564,998	$--	$2,564,998	$--
U.S. Government and Government Agency Obligations	3,436,684	--	3,436,684	--
U.S. Government Agency - Mortgage Securities	30,460	--	30,460	--
Asset-Backed Securities	61,426	--	60,607	819
Collateralized Mortgage Obligations	13,221	--	13,009	212
Commercial Mortgage Securities	143,939	--	143,656	283
Municipal Securities	138,925	--	138,925	--
Bank Notes	65,747	--	65,747	--
Fixed-Income Funds	2,434,332	2,434,332	--	--
Preferred Securities	11,612	--	11,612	--
Money Market Funds	322,526	322,526	--	--
Cash Equivalents	103,009	--	103,009	--
Total Investments in Securities:	$9,326,879	$2,756,858	$6,568,707	$1,314
Derivative Instruments:
Liabilities
Swaps	$(574)	$--	$(574)	$--
Total Liabilities	$(574)	$--	$(574)	$--
Total Derivative Instruments:	$(574)	$--	$(574)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,340)	$--	$(1,340)	$--
Total Other Financial Instruments:	$(1,340)	$--	$(1,340)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(574)
Total Credit Risk	0	(574)
Total Value of Derivatives	$0	$(574)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$103,009,000 due 3/01/17 at 0.53%
J.P. Morgan Securities, Inc.	$103,009
$103,009

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $100,091 and repurchase agreements of $103,009) — See accompanying schedule: Unaffiliated issuers (cost $6,550,619)	$6,570,021
Fidelity Central Funds (cost $2,775,404)	2,756,858
Total Investments (cost $9,326,023)		$9,326,879
Cash		1,107
Receivable for investments sold		76,450
Receivable for TBA sale commitments		1,341
Receivable for fund shares sold		89,639
Interest receivable		42,916
Distributions receivable from Fidelity Central Funds		151
Other receivables		145
Total assets		9,538,628
Liabilities
Payable for investments purchased
Regular delivery	$126,842
Delayed delivery	1,453
TBA sale commitments, at value	1,340
Payable for fund shares redeemed	10,858
Distributions payable	1,305
Bi-lateral OTC swaps, at value	574
Accrued management fee	2,351
Distribution and service plan fees payable	42
Other affiliated payables	1,099
Other payables and accrued expenses	145
Collateral on securities loaned	103,010
Total liabilities		249,019
Net Assets		$9,289,609
Net Assets consist of:
Paid in capital		$9,372,418
Distributions in excess of net investment income		(99)
Accumulated undistributed net realized gain (loss) on investments		(82,370)
Net unrealized appreciation (depreciation) on investments		(340)
Net Assets		$9,289,609
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($71,893 ÷ 9,168 shares)		$7.84
Maximum offering price per share (100/96.00 of $7.84)		$8.17
Class T:
Net Asset Value and redemption price per share ($22,501 ÷ 2,868 shares)		$7.85
Maximum offering price per share (100/96.00 of $7.85)		$8.18
Class C:
Net Asset Value and offering price per share ($26,564 ÷ 3,383 shares)(a)		$7.85
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($8,559,199 ÷ 1,090,737 shares)		$7.85
Class I:
Net Asset Value, offering price and redemption price per share ($609,452 ÷ 77,584 shares)		$7.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Dividends		$404
Interest		74,187
Income from Fidelity Central Funds		39,980
Total income		114,571
Expenses
Management fee	$13,714
Transfer agent fees	4,599
Distribution and service plan fees	268
Fund wide operations fee	1,778
Independent trustees' fees and expenses	18
Miscellaneous	14
Total expenses before reductions	20,391
Expense reductions	–	20,391
Net investment income (loss)		94,180
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,061
Fidelity Central Funds	29,855
Swaps	(452)
Capital gain distributions from Fidelity Central Funds	4,637
Total net realized gain (loss)		37,101
Change in net unrealized appreciation (depreciation) on: Investment securities	(242,322)
Swaps	134
Delayed delivery commitments	2
Total change in net unrealized appreciation (depreciation)		(242,186)
Net gain (loss)		(205,085)
Net increase (decrease) in net assets resulting from operations		$(110,905)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,180	$216,737
Net realized gain (loss)	37,101	25,158
Change in net unrealized appreciation (depreciation)	(242,186)	271,882
Net increase (decrease) in net assets resulting from operations	(110,905)	513,777
Distributions to shareholders from net investment income	(101,172)	(204,238)
Share transactions - net increase (decrease)	852,370	1,514,143
Total increase (decrease) in net assets	640,293	1,823,682
Net Assets
Beginning of period	8,649,316	6,825,634
End of period	$9,289,609	$8,649,316
Other Information
Undistributed net investment income end of period	$–	$6,893
Distributions in excess of net investment income end of period	$(99)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.03	$7.74	$7.93	$7.64	$7.98	$7.66
Income from Investment Operations
Net investment income (loss)A	.071	.197	.203	.197	.152	.207
Net realized and unrealized gain (loss)	(.183)	.278	(.204)	.270	(.350)	.315
Total from investment operations	(.112)	.475	(.001)	.467	(.198)	.522
Distributions from net investment income	(.078)	(.185)	(.189)	(.177)	(.142)	(.202)
Total distributions	(.078)	(.185)	(.189)	(.177)	(.142)	(.202)
Net asset value, end of period	$7.84	$8.03	$7.74	$7.93	$7.64	$7.98
Total ReturnB,C,D	(1.40)%	6.25%	(.04)%	6.17%	(2.52)%	6.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.77%	.77%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.78%G	.77%	.77%	.78%	.77%	.78%
Expenses net of all reductions	.78%G	.77%	.77%	.78%	.77%	.78%
Net investment income (loss)	1.83%G	2.54%	2.57%	2.52%	1.91%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$72	$79	$78	$70	$82	$110
Portfolio turnover rateH	45%G	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class T

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.04	$7.75	$7.94	$7.64	$7.98	$7.66
Income from Investment Operations
Net investment income (loss)A	.070	.194	.201	.196	.150	.205
Net realized and unrealized gain (loss)	(.183)	.279	(.205)	.280	(.349)	.314
Total from investment operations	(.113)	.473	(.004)	.476	(.199)	.519
Distributions from net investment income	(.077)	(.183)	(.186)	(.176)	(.141)	(.199)
Total distributions	(.077)	(.183)	(.186)	(.176)	(.141)	(.199)
Net asset value, end of period	$7.85	$8.04	$7.75	$7.94	$7.64	$7.98
Total ReturnB,C,D	(1.41)%	6.20%	(.07)%	6.29%	(2.54)%	6.88%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.81%	.80%	.79%	.79%	.81%
Expenses net of fee waivers, if any	.80%G	.81%	.80%	.79%	.79%	.81%
Expenses net of all reductions	.80%G	.81%	.80%	.79%	.79%	.81%
Net investment income (loss)	1.80%G	2.50%	2.54%	2.51%	1.90%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$23	$24	$21	$27	$41	$39
Portfolio turnover rateH	45%G	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.05	$7.75	$7.94	$7.65	$7.99	$7.67
Income from Investment Operations
Net investment income (loss)A	.041	.138	.143	.139	.092	.149
Net realized and unrealized gain (loss)	(.194)	.288	(.204)	.270	(.349)	.315
Total from investment operations	(.153)	.426	(.061)	.409	(.257)	.464
Distributions from net investment income	(.047)	(.126)	(.129)	(.119)	(.083)	(.144)
Total distributions	(.047)	(.126)	(.129)	(.119)	(.083)	(.144)
Net asset value, end of period	$7.85	$8.05	$7.75	$7.94	$7.65	$7.99
Total ReturnB,C,D	(1.89)%	5.57%	(.79)%	5.38%	(3.24)%	6.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.52%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.52%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.55%G	1.54%	1.52%	1.51%	1.52%	1.52%
Net investment income (loss)	1.06%G	1.78%	1.81%	1.78%	1.16%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$27	$30	$28	$36	$29	$44
Portfolio turnover rateH	45%G	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.04	$7.75	$7.94	$7.65	$7.98	$7.67
Income from Investment Operations
Net investment income (loss)A	.084	.222	.228	.222	.177	.233
Net realized and unrealized gain (loss)	(.184)	.279	(.204)	.270	(.339)	.304
Total from investment operations	(.100)	.501	.024	.492	(.162)	.537
Distributions from net investment income	(.090)	(.211)	(.214)	(.202)	(.168)	(.227)
Total distributions	(.090)	(.211)	(.214)	(.202)	(.168)	(.227)
Net asset value, end of period	$7.85	$8.04	$7.75	$7.94	$7.65	$7.98
Total ReturnB,C	(1.24)%	6.59%	.28%	6.51%	(2.08)%	7.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.15%F	2.86%	2.89%	2.85%	2.23%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$8,559	$7,974	$6,207	$5,520	$5,395	$4,876
Portfolio turnover rateG	45%F	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.05	$7.76	$7.95	$7.65	$7.99	$7.67
Income from Investment Operations
Net investment income (loss)A	.082	.218	.224	.218	.171	.229
Net realized and unrealized gain (loss)	(.183)	.279	(.204)	.280	(.348)	.315
Total from investment operations	(.101)	.497	.020	.498	(.177)	.544
Distributions from net investment income	(.089)	(.207)	(.210)	(.198)	(.163)	(.224)
Total distributions	(.089)	(.207)	(.210)	(.198)	(.163)	(.224)
Net asset value, end of period	$7.86	$8.05	$7.76	$7.95	$7.65	$7.99
Total ReturnB,C	(1.26)%	6.53%	.23%	6.58%	(2.26)%	7.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.51%	.52%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.51%	.52%	.50%
Expenses net of all reductions	.50%F	.50%	.50%	.51%	.52%	.50%
Net investment income (loss)	2.11%F	2.81%	2.84%	2.79%	2.17%	2.94%
Supplemental Data
Net assets, end of period (in millions)	$609	$543	$490	$417	$416	$100
Portfolio turnover rateG	45%F	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$145,411
Gross unrealized depreciation	(138,219)
Net unrealized appreciation (depreciation) on securities	$7,192
Tax cost	$9,319,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(67,932)
No expiration
Short-term	(11,500)
Total capital loss carryforward	$(79,432)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(452)	$134

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $225,206 and $1,079,321, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$94	$1
Class T	-%	.25%	29	--
Class C	.75%	.25%	145	20
			$268	$21

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class T	2
Class C(a)	2
$8

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$65.17
Class T	23.20
Class C	27.19
Investment Grade Bond	4,089.10
Class I	395.14
	$4,599

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $646.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by less than five-hundred dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$741	$1,815
Class T	226	491
Class B	–	21
Class C	174	458
Investment Grade Bond	93,746	188,131
Class I	6,285	13,322
Total	$101,172	$204,238

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	1,025	3,194	$8,088	$24,766
Reinvestment of distributions	89	222	702	1,723
Shares redeemed	(1,745)	(3,713)	(13,693)	(28,774)
Net increase (decrease)	(631)	(297)	$(4,903)	$(2,285)
Class T
Shares sold	286	834	$2,247	$6,518
Reinvestment of distributions	27	60	215	470
Shares redeemed	(430)	(656)	(3,370)	(5,074)
Net increase (decrease)	(117)	238	$(908)	$1,914
Class B
Shares sold	–	19	$–	$146
Reinvestment of distributions	–	2	–	15
Shares redeemed	–	(254)	–	(1,985)
Net increase (decrease)	–	(233)	$–	$(1,824)
Class C
Shares sold	380	1,433	$3,011	$11,101
Reinvestment of distributions	20	50	156	386
Shares redeemed	(749)	(1,374)	(5,854)	(10,667)
Net increase (decrease)	(349)	109	$(2,687)	$820
Investment Grade Bond
Shares sold	222,025	327,391	$1,742,326	$2,540,404
Reinvestment of distributions	10,994	22,289	86,500	173,505
Shares redeemed	(133,942)	(159,071)	(1,047,495)	(1,232,081)
Net increase (decrease)	99,077	190,609	$781,331	$1,481,828
Class I
Shares sold	13,011	17,994	$102,161	$140,114
Reinvestment of distributions	765	1,523	6,025	11,869
Shares redeemed	(3,631)	(15,220)	(28,649)	(118,293)
Net increase (decrease)	10,145	4,297	$79,537	$33,690

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.78%
Actual		$1,000.00	$986.00	$3.84
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Class T	.80%
Actual		$1,000.00	$985.90	$3.94
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class C	1.55%
Actual		$1,000.00	$981.10	$7.61
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Investment Grade Bond	.45%
Actual		$1,000.00	$987.60	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$987.40	$2.46
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended January 31, 2016, and as a result, the Board will continue to discuss with FMR the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AIGB-SANN-0417
1.779358.114

Fidelity Advisor® Corporate Bond Fund -
Class A, Class T (to be named Class M), Class C and Class I

Semi-Annual Report

February 28, 2017

Class A, Class T, Class C, and Class I are classes of Fidelity® Corporate Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	3.1%
AAA	2.0%
AA	2.2%
A	18.2%
BBB	59.8%
BB and Below	12.4%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	1.8%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	3.1%
AAA	2.4%
AA	2.1%
A	15.5%
BBB	53.8%
BB and Below	16.3%
Short-Term Investments and Net Other Assets	6.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Corporate Bonds	91.0%
U.S. Government and U.S. Government Agency Obligations	3.1%
Municipal Bonds	0.5%
Other Investments	3.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 23.1%

As of August 31, 2016*
Corporate Bonds	85.7%
U.S. Government and U.S. Government Agency Obligations	3.1%
Municipal Bonds	0.5%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 19.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 1.5%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,209,088
General Motors Co. 5% 4/1/35	2,537,000	2,562,230
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,913,664
Volkswagen International Finance NV 2.375% 3/22/17 (a)	2,050,000	2,051,171
		16,736,153
Diversified Consumer Services - 0.6%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	478,002
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	6,470,485
		6,948,487
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.:
3.7% 1/30/26	527,000	540,685
4.875% 12/9/45	7,437,000	7,980,377
		8,521,062
Household Durables - 1.4%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,622,895
4% 2/15/20	5,000,000	5,200,000
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,850,625
		15,673,520
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,761,585
Media - 2.9%
21st Century Fox America, Inc.:
3% 9/15/22	778,000	777,317
4.5% 2/15/21	1,621,000	1,736,542
6.9% 8/15/39	300,000	384,913
7.75% 12/1/45	111,000	157,298
CBS Corp. 2.3% 8/15/19	3,480,000	3,490,496
Comcast Corp.:
1.625% 1/15/22	12,000,000	11,514,084
4.65% 7/15/42	2,200,000	2,303,239
6.4% 3/1/40	1,150,000	1,486,741
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	644,140
5.875% 11/15/40	1,648,000	1,787,333
6.55% 5/1/37	1,329,000	1,535,763
6.75% 7/1/18	700,000	743,112
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,009,324
6.2% 3/15/40	1,700,000	1,971,405
6.625% 5/15/29	1,460,000	1,790,386
		33,332,093
Specialty Retail - 0.9%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,582
Home Depot, Inc. 5.95% 4/1/41	941,000	1,213,324
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	748,331
TJX Companies, Inc. 2.25% 9/15/26	8,278,000	7,634,071
		9,857,308

TOTAL CONSUMER DISCRETIONARY		96,830,208

CONSUMER STAPLES - 5.5%
Beverages - 2.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	11,885,000	12,010,470
3.3% 2/1/23	2,385,000	2,434,849
4.7% 2/1/36	2,258,000	2,429,416
4.9% 2/1/46	2,583,000	2,837,924
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,073,800
4.25% 5/1/23	3,315,000	3,478,231
Heineken NV 4% 10/1/42 (a)	96,000	92,420
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,972,024
		32,329,134
Food & Staples Retailing - 0.7%
Mondelez International Holdings Netherlands BV 2% 10/28/21 (a)	8,020,000	7,707,348
Food Products - 0.2%
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,661,921
Tobacco - 1.8%
Altria Group, Inc. 2.85% 8/9/22	5,856,000	5,856,937
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,713,554
4.25% 7/21/25 (a)	1,134,000	1,177,421
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,123,518
Reynolds American, Inc.:
3.25% 6/12/20	235,000	240,780
4% 6/12/22	366,000	384,534
4.45% 6/12/25	585,000	618,500
5.7% 8/15/35	304,000	352,633
5.85% 8/15/45	4,487,000	5,336,645
		20,804,522

TOTAL CONSUMER STAPLES		62,502,925

ENERGY - 12.7%
Energy Equipment & Services - 0.4%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,547,973
6.5% 4/1/20	658,000	732,206
		4,280,179
Oil, Gas & Consumable Fuels - 12.3%
Anadarko Finance Co. 7.5% 5/1/31	614,000	788,148
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,484,340
5.55% 3/15/26	744,000	835,460
6.6% 3/15/46	2,986,000	3,739,908
Apache Corp. 4.75% 4/15/43	3,233,000	3,329,010
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	4,342,064
BP Capital Markets PLC:
1.676% 5/3/19	482,000	479,927
3.119% 5/4/26	3,774,000	3,689,738
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,395,022
5.85% 2/1/35	528,000	588,923
6.25% 3/15/38	4,352,000	5,102,555
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,972,600
5.7% 10/15/19	1,189,000	1,278,860
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	163,135
5.35% 3/15/20 (a)	10,096,000	10,575,560
5.85% 5/21/43 (a)(b)	7,500,000	7,012,500
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	370,000
2.7% 4/1/19	64,000	63,520
3.875% 3/15/23	222,000	214,230
4.95% 4/1/22	1,925,000	1,992,375
5.6% 4/1/44	340,000	312,800
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	494,718
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	146,209
Enbridge, Inc.:
4.25% 12/1/26	425,000	439,040
5.5% 12/1/46	3,794,000	4,109,744
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,025,777
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	164,897
3.75% 2/15/25	547,000	556,434
4.85% 3/15/44	2,023,000	2,097,238
4.95% 10/15/54	2,437,000	2,539,522
Exxon Mobil Corp.:
3.043% 3/1/26	5,024,000	5,011,591
4.114% 3/1/46	5,034,000	5,257,792
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	344,971
3.95% 9/1/22	518,000	533,676
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	3,975,380
5% 2/15/21 (a)	562,000	604,471
Marathon Petroleum Corp. 2.7% 12/14/18	1,631,000	1,652,454
ONEOK Partners LP 2% 10/1/17	2,822,000	2,826,165
Petro-Canada 6.05% 5/15/18	4,470,000	4,695,328
Petroleos Mexicanos:
3.5% 7/18/18	959,000	975,207
5.375% 3/13/22 (a)	620,000	648,489
5.5% 2/4/19	1,440,000	1,513,800
5.5% 1/21/21	545,000	575,929
6% 3/5/20	116,000	124,526
6.375% 2/4/21	3,870,000	4,207,658
6.375% 1/23/45	937,000	891,556
6.5% 3/13/27 (a)	3,048,000	3,239,262
6.875% 8/4/26	2,930,000	3,210,548
Phillips 66 Co. 4.3% 4/1/22	300,000	321,478
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	3,729,000	4,044,541
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	662,229
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	59,857
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,467,230
4.5% 3/15/45	971,000	937,412
4.6% 6/15/21	414,000	439,974
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,960,110
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	950,934
Western Gas Partners LP:
2.6% 8/15/18	858,000	861,124
4.65% 7/1/26	264,000	276,123
5.375% 6/1/21	1,273,000	1,381,652
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,507,463
3.6% 3/15/22	216,000	219,809
3.9% 1/15/25	280,000	281,078
4% 9/15/25	5,000,000	5,062,230
4.3% 3/4/24	491,000	508,231
		140,534,532

TOTAL ENERGY		144,814,711

FINANCIALS - 31.4%
Banks - 13.3%
Bank of America Corp. 4% 1/22/25	3,277,000	3,309,213
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,739,151
Barclays PLC 3.65% 3/16/25	4,116,000	4,014,833
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,559,924
BPCE SA 5.15% 7/21/24 (a)	6,475,000	6,611,351
Citigroup, Inc.:
2.3607% 9/1/23 (b)	8,780,000	9,029,703
4.05% 7/30/22	316,000	330,082
4.4% 6/10/25	1,221,000	1,254,078
5.5% 9/13/25	1,317,000	1,450,653
8.125% 7/15/39	1,924,000	2,873,190
Citizens Bank NA 2.55% 5/13/21	338,000	337,131
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,519,835
Credit Agricole SA 4.375% 3/17/25 (a)	3,636,000	3,599,916
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,314,178
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,565,985
Discover Bank:
2% 2/21/18	3,900,000	3,911,384
7% 4/15/20	2,391,000	2,659,218
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,177,364
8.25% 3/1/38	3,848,000	5,475,319
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,240,585
7% 12/15/20	1,087,000	1,250,228
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,815,444
5.71% 1/15/26 (a)	1,569,000	1,514,899
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,225,130
Lloyds Banking Group PLC 3.1% 7/6/21	2,463,000	2,489,238
PNC Bank NA 2.15% 4/29/21	10,000,000	9,916,010
Rabobank Nederland:
3.75% 7/21/26	7,120,000	6,953,563
4.625% 12/1/23	4,531,000	4,775,022
Regions Bank 6.45% 6/26/37	2,611,000	2,974,412
Regions Financial Corp. 3.2% 2/8/21	614,000	625,647
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,257,564
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,684,237
6% 12/19/23	5,228,000	5,551,409
6.1% 6/10/23	1,000,000	1,061,492
6.125% 12/15/22	5,972,000	6,348,750
SunTrust Banks, Inc.:
2.5% 5/1/19	5,184,000	5,237,805
2.7% 1/27/22	5,507,000	5,505,678
		151,159,621
Capital Markets - 8.2%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	8,019,858
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,664,377
Credit Suisse AG 6% 2/15/18	122,000	126,759
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,673,874
Goldman Sachs Group, Inc.:
3.5% 11/16/26	5,750,000	5,647,041
3.75% 5/22/25	10,750,000	10,905,445
3.75% 2/25/26	5,000,000	5,059,650
5.25% 7/27/21	1,227,000	1,349,165
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,711,489
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,014,749
5.25% 7/15/44	3,386,000	3,806,148
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,121,314
4.3% 1/27/45	948,000	954,970
4.875% 11/1/22	9,466,000	10,201,963
5.5% 7/28/21	1,222,000	1,358,178
5.75% 1/25/21	557,000	620,753
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,482,383
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	5,020,123
4% 6/15/25	6,038,000	6,265,162
		94,003,401
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	395,000	400,743
3.95% 2/1/22	7,500,000	7,761,600
5% 10/1/21	3,970,000	4,294,984
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,685,100
4.75% 9/10/18	4,500,000	4,651,875
American Express Credit Corp. 2.2% 3/3/20	5,600,000	5,594,176
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,590,699
5.2% 4/27/22	2,355,000	2,560,596
Ford Motor Credit Co. LLC 2.597% 11/4/19	4,950,000	5,001,906
Synchrony Financial 2.6% 1/15/19	5,000,000	5,040,850
		43,582,529
Diversified Financial Services - 1.0%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	113,431
Brixmor Operating Partnership LP 3.25% 9/15/23	1,461,000	1,435,676
General Electric Capital Corp. 5.875% 1/14/38	150,000	192,388
ING U.S., Inc. 5.7% 7/15/43	2,607,000	2,927,082
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,562,841
		11,231,418
Insurance - 5.1%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	561,784
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,443,976
4.5% 7/16/44	5,833,000	5,707,054
Aon Corp. 6.25% 9/30/40	253,000	305,647
Aon PLC:
3.5% 6/14/24	2,830,000	2,847,874
4.75% 5/15/45	6,000,000	6,123,498
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,874,184
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,371,452
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (a)(b)	66,000	58,740
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,161,362
8.125% 6/15/38 (b)	4,915,000	5,259,050
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,711,160
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,785,652
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,169,503
5.375% 12/1/41 (a)	148,000	171,457
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,352,357
6% 2/10/20 (a)	1,050,000	1,141,971
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,384,000
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,393,655
Unum Group:
5.625% 9/15/20	1,846,000	2,025,568
5.75% 8/15/42	3,748,000	4,230,761
		58,080,705

TOTAL FINANCIALS		358,057,674

HEALTH CARE - 8.4%
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 3.75% 11/30/26	5,900,000	5,897,056
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,780,651
		10,677,707
Health Care Providers & Services - 1.8%
Aetna, Inc. 2.8% 6/15/23	8,907,000	8,856,782
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,730,843
3.95% 10/15/42	132,000	131,161
4.25% 3/15/43	2,500,000	2,595,720
4.625% 7/15/35	745,000	824,456
4.625% 11/15/41	965,000	1,043,293
4.75% 7/15/45	1,829,000	2,061,415
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,753
3.3% 1/15/23	1,300,000	1,310,717
		19,843,140
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	509,000	512,058
Pharmaceuticals - 5.6%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,513,560
Allergan PLC 1.875% 10/1/17	7,416,000	7,433,190
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	2,852,000	2,957,128
Mylan N.V. 3.95% 6/15/26	8,772,000	8,567,262
Perrigo Co. PLC 3.5% 3/15/21	2,131,000	2,163,519
Perrigo Finance PLC 4.375% 3/15/26	4,850,000	4,950,439
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,313,000	5,269,949
2.4% 9/23/21	5,300,000	5,191,408
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	8,535,000	8,477,892
1.7% 7/19/19	1,971,000	1,945,040
2.2% 7/21/21	3,872,000	3,728,058
2.8% 7/21/23	2,864,000	2,705,644
3.15% 10/1/26	3,818,000	3,533,723
4.1% 10/1/46	407,000	351,815
Zoetis, Inc.:
1.875% 2/1/18	1,017,000	1,019,511
3.45% 11/13/20	286,000	294,586
		64,102,724

TOTAL HEALTH CARE		95,135,629

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,295,006
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,056,277
		4,351,283
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	562,725
Continental Airlines, Inc. 6.648% 3/15/19	18,447	18,515
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	8,827	9,004
8.36% 1/20/19	11,053	11,495
		601,739
Industrial Conglomerates - 1.0%
General Electric Co. 4.125% 10/9/42	434,000	451,175
Roper Technologies, Inc.:
2.05% 10/1/18	7,475,000	7,511,919
2.8% 12/15/21	1,681,000	1,685,238
3.8% 12/15/26	1,738,000	1,756,590
		11,404,922
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	581,032
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,026,327
4.4% 3/15/42	2,500,000	2,623,040
		3,649,367
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.125% 1/15/18	408,000	409,362
3.375% 6/1/21	2,910,000	2,971,762
3.75% 2/1/22	1,086,000	1,120,747
3.875% 4/1/21	3,305,000	3,428,938
		7,930,809

TOTAL INDUSTRIALS		28,519,152

INFORMATION TECHNOLOGY - 4.5%
Electronic Equipment & Components - 1.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,767,170
6.02% 6/15/26 (a)	3,770,000	4,157,036
Tyco Electronics Group SA 6.55% 10/1/17	4,758,000	4,895,468
		12,819,674
IT Services - 0.6%
MasterCard, Inc. 3.8% 11/21/46	5,906,000	5,875,064
The Western Union Co. 2.875% 12/10/17	926,000	934,373
		6,809,437
Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp. 2.2% 9/16/21	5,780,000	5,672,798
Software - 1.2%
Microsoft Corp. 3.7% 8/8/46	6,065,000	5,742,215
Oracle Corp.:
3.25% 5/15/30	4,148,000	4,124,585
4.375% 5/15/55	4,148,000	4,154,823
5.375% 7/15/40	240,000	282,334
		14,303,957
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc. 3.85% 8/4/46	5,043,000	4,854,099
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (b)	3,420,000	3,593,165
6.2% 10/15/35 (b)	3,426,000	3,638,285
		12,085,549

TOTAL INFORMATION TECHNOLOGY		51,691,415

MATERIALS - 0.7%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,222,955
Ecolab, Inc. 1.45% 12/8/17	434,000	433,612
Potash Corp. of Saskatchewan, Inc. 4% 12/15/26	995,000	1,012,218
		6,668,785
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	446,174
6.75% 10/19/75 (a)(b)	1,010,000	1,154,430
		1,600,604

TOTAL MATERIALS		8,269,389

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Boston Properties, Inc. 2.75% 10/1/26	10,000,000	9,293,940
Camden Property Trust 4.25% 1/15/24	758,000	791,401
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,352,581
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,060,332
3.7% 6/15/21	476,000	487,007
DDR Corp.:
4.625% 7/15/22	391,000	412,499
4.75% 4/15/18	1,764,000	1,807,435
7.5% 4/1/17	4,000,000	4,018,872
Duke Realty LP:
3.875% 10/15/22	403,000	421,120
4.375% 6/15/22	206,000	220,207
6.75% 3/15/20	1,295,000	1,449,607
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,073,467
Health Care REIT, Inc. 2.25% 3/15/18	324,000	325,513
Highwoods/Forsyth LP 3.875% 3/1/27	1,597,000	1,599,271
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	247,672
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,622,565
		36,183,489
Real Estate Management & Development - 1.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,034,776
4.1% 10/1/24	3,000,000	3,007,473
4.55% 10/1/29	2,014,000	2,021,434
4.95% 4/15/18	290,000	298,636
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,088,632
4.125% 6/15/22	1,832,000	1,920,454
4.4% 2/15/24	1,039,000	1,100,207
4.75% 10/1/20	752,000	801,042
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	488,741
4.5% 4/18/22	94,000	95,456
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,882,471
Tanger Properties LP:
3.875% 12/1/23	398,000	406,968
6.125% 6/1/20	661,000	729,572
Ventas Realty LP 4.125% 1/15/26	345,000	352,182
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	509,492
		19,737,536

TOTAL REAL ESTATE		55,921,025

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	4,911,554
4.5% 5/15/35	4,270,000	4,051,773
4.75% 5/15/46	2,316,000	2,164,117
5.55% 8/15/41	2,700,000	2,799,517
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,654,187
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	614,145
3.5% 11/1/21	1,420,000	1,462,106
4.6% 4/1/21	460,000	493,399
4.862% 8/21/46	5,287,000	5,184,184
5.012% 8/21/54	6,001,000	5,807,204
		32,142,186
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,648,686

TOTAL TELECOMMUNICATION SERVICES		36,790,872

UTILITIES - 6.9%
Electric Utilities - 3.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	1,215,000	1,204,947
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	223,671
DPL, Inc. 6.75% 10/1/19	3,400,000	3,536,000
Duke Energy Corp. 1.8% 9/1/21	675,000	652,917
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,401,787
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	500,000	559,261
6.4% 9/15/20 (a)	1,310,000	1,464,803
FirstEnergy Corp. 2.75% 3/15/18	699,000	705,121
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,363,576
IPALCO Enterprises, Inc. 3.45% 7/15/20	1,894,000	1,927,145
Nevada Power Co. 6.65% 4/1/36	500,000	670,302
Southern Co.:
1.55% 7/1/18	11,192,000	11,157,663
1.85% 7/1/19	6,599,000	6,574,320
Tampa Electric Co. 6.55% 5/15/36	500,000	641,570
TECO Finance, Inc. 5.15% 3/15/20	114,000	121,880
Xcel Energy, Inc. 4.8% 9/15/41	554,000	593,023
		34,797,986
Gas Utilities - 1.1%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	5,092,039
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,106,838
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,232,022
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,093
		12,449,992
Independent Power and Renewable Electricity Producers - 1.0%
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,411,000	7,682,191
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,698,557
		11,380,748
Multi-Utilities - 1.7%
Dominion Resources, Inc.:
3.2982% 9/30/66 (b)	7,158,000	5,840,212
3.8232% 6/30/66 (b)	145,000	133,038
NiSource Finance Corp.:
5.25% 2/15/43	234,000	264,225
5.95% 6/15/41	1,493,000	1,802,044
6.4% 3/15/18	24,000	25,154
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,916,815
5.625% 7/15/22	4,240,000	4,725,048
6.5% 12/15/20	613,000	689,038
Sempra Energy:
2.3% 4/1/17	3,024,000	3,026,740
2.875% 10/1/22	224,000	222,954
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	117,000	106,616
		19,751,884

TOTAL UTILITIES		78,380,610

TOTAL NONCONVERTIBLE BONDS
(Cost $1,000,647,687)		1,016,913,610

U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds:
2.5% 2/15/46	$13,315,000	$12,059,955
3% 11/15/45	19,761,000	19,844,360
U.S. Treasury Notes 2.25% 11/15/25	3,635,000	3,606,887
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $36,181,285)		35,511,202

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	432,779
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	57,090
7.5% 4/1/34	1,165,000	1,668,198
7.55% 4/1/39	1,815,000	2,690,828
7.625% 3/1/40	345,000	508,678
TOTAL MUNICIPAL SECURITIES
(Cost $4,730,443)		5,357,573

Bank Notes - 2.1%
Capital One Bank U.S.A. NA 2.3% 6/5/19	5,000,000	5,017,875
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,133,565
Regions Bank 7.5% 5/15/18	7,499,000	7,975,449
TOTAL BANK NOTES
(Cost $23,880,643)		24,126,889
	Shares	Value

Fixed-Income Funds - 2.3%
Fidelity Specialized High Income Central Fund (c)
(Cost $25,950,521)	248,376	25,754,151
	Principal Amount	Value

Preferred Securities - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,473,018)	12,560,000	13,756,510
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.60% (d)
(Cost $16,007,832)	16,004,902	16,008,103
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,121,871,429)		1,137,428,038
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,068,226
NET ASSETS - 100%		$1,139,496,264

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $157,446,375 or 13.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,961
Fidelity Specialized High Income Central Fund	864,164
Total	$929,125

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$44,831,142	$934,733	$19,984,339	$25,754,151	3.3%
Total	$44,831,142	$934,733	$19,984,339	$25,754,151

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,016,913,610	$--	$1,016,913,610	$--
U.S. Government and Government Agency Obligations	35,511,202	--	35,511,202	--
Municipal Securities	5,357,573	--	5,357,573	--
Bank Notes	24,126,889	--	24,126,889	--
Fixed-Income Funds	25,754,151	25,754,151	--	--
Preferred Securities	13,756,510	--	13,756,510	--
Money Market Funds	16,008,103	16,008,103	--	--
Total Investments in Securities:	$1,137,428,038	$41,762,254	$1,095,665,784	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.9%
United Kingdom	5.3%
Netherlands	4.3%
Canada	4.1%
Ireland	2.8%
France	1.5%
Mexico	1.5%
Luxembourg	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,079,913,076)	$1,095,665,784
Fidelity Central Funds (cost $41,958,353)	41,762,254
Total Investments (cost $1,121,871,429)		$1,137,428,038
Receivable for investments sold		4,667,639
Receivable for fund shares sold		1,279,398
Interest receivable		10,868,799
Distributions receivable from Fidelity Central Funds		4,451
Total assets		1,154,248,325
Liabilities
Payable for investments purchased	$13,295,939
Payable for fund shares redeemed	805,016
Distributions payable	190,394
Accrued management fee	328,547
Distribution and service plan fees payable	26,291
Other affiliated payables	105,874
Total liabilities		14,752,061
Net Assets		$1,139,496,264
Net Assets consist of:
Paid in capital		$1,131,141,855
Undistributed net investment income		603,258
Accumulated undistributed net realized gain (loss) on investments		(7,805,458)
Net unrealized appreciation (depreciation) on investments		15,556,609
Net Assets		$1,139,496,264
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,258,099 ÷ 3,705,984 shares)		$11.40
Maximum offering price per share (100/96.00 of $11.40)		$11.87
Class T:
Net Asset Value and redemption price per share ($9,388,069 ÷ 823,336 shares)		$11.40
Maximum offering price per share (100/96.00 of $11.40)		$11.87
Class C:
Net Asset Value and offering price per share ($18,550,377 ÷ 1,627,067 shares)(a)		$11.40
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($913,547,325 ÷ 80,118,923 shares)		$11.40
Class I:
Net Asset Value, offering price and redemption price per share ($155,752,394 ÷ 13,659,306 shares)		$11.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Dividends		$478,850
Interest		19,681,709
Income from Fidelity Central Funds		929,125
Total income		21,089,684
Expenses
Management fee	$2,043,820
Transfer agent fees	661,861
Distribution and service plan fees	165,586
Independent trustees' fees and expenses	2,461
Miscellaneous	1,924
Total expenses before reductions	2,875,652
Expense reductions	(369)	2,875,283
Net investment income (loss)		18,214,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,661,676)
Fidelity Central Funds	(392,262)
Capital gain distributions from Fidelity Central Funds	70,569
Total net realized gain (loss)		(2,983,369)
Change in net unrealized appreciation (depreciation) on investment securities		(32,223,562)
Net gain (loss)		(35,206,931)
Net increase (decrease) in net assets resulting from operations		$(16,992,530)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,214,401	$34,597,265
Net realized gain (loss)	(2,983,369)	(4,868,212)
Change in net unrealized appreciation (depreciation)	(32,223,562)	62,297,183
Net increase (decrease) in net assets resulting from operations	(16,992,530)	92,026,236
Distributions to shareholders from net investment income	(18,144,779)	(34,329,909)
Share transactions - net increase (decrease)	(58,631,298)	198,359,159
Total increase (decrease) in net assets	(93,768,607)	256,055,486
Net Assets
Beginning of period	1,233,264,871	977,209,385
End of period	$1,139,496,264	$1,233,264,871
Other Information
Undistributed net investment income end of period	$603,258	$533,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.161	.337	.319	.305	.277	.287
Net realized and unrealized gain (loss)	(.330)	.618	(.420)	.720	(.536)	.857
Total from investment operations	(.169)	.955	(.101)	1.025	(.259)	1.144
Distributions from net investment income	(.161)	(.335)	(.312)	(.305)	(.273)	(.294)
Distributions from net realized gain	–	–	(.007)	–	(.078)	(.130)
Total distributions	(.161)	(.335)	(.319)	(.305)	(.351)	(.424)
Net asset value, end of period	$11.40	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C,D	(1.43)%	8.77%	(.92)%	9.60%	(2.36)%	10.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.79%	.79%	.79%	.76%	.76%
Expenses net of fee waivers, if any	.79%G	.79%	.79%	.79%	.76%	.76%
Expenses net of all reductions	.79%G	.79%	.79%	.79%	.76%	.76%
Net investment income (loss)	2.85%G	3.00%	2.79%	2.73%	2.43%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$42,258	$43,691	$29,835	$27,677	$21,833	$40,842
Portfolio turnover rateH	43%G	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class T

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42	$10.69
Income from Investment Operations
Net investment income (loss)A	.157	.328	.311	.298	.272	.284
Net realized and unrealized gain (loss)	(.331)	.617	(.420)	.720	(.537)	.868
Total from investment operations	(.174)	.945	(.109)	1.018	(.265)	1.152
Distributions from net investment income	(.156)	(.325)	(.304)	(.298)	(.267)	(.292)
Distributions from net realized gain	–	–	(.007)	–	(.078)	(.130)
Total distributions	(.156)	(.325)	(.311)	(.298)	(.345)	(.422)
Net asset value, end of period	$11.40	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C,D	(1.47)%	8.68%	(.99)%	9.53%	(2.42)%	11.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%G	.87%	.86%	.85%	.80%	.79%
Expenses net of fee waivers, if any	.87%G	.87%	.86%	.85%	.80%	.79%
Expenses net of all reductions	.87%G	.87%	.86%	.85%	.80%	.79%
Net investment income (loss)	2.77%G	2.92%	2.72%	2.67%	2.39%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$9,388	$9,443	$7,812	$6,651	$6,502	$12,078
Portfolio turnover rateH	43%G	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$11.11	$11.53	$10.80	$11.42	$10.69
Income from Investment Operations
Net investment income (loss)A	.118	.253	.231	.219	.189	.204
Net realized and unrealized gain (loss)	(.320)	.607	(.419)	.730	(.544)	.868
Total from investment operations	(.202)	.860	(.188)	.949	(.355)	1.072
Distributions from net investment income	(.118)	(.250)	(.225)	(.219)	(.187)	(.212)
Distributions from net realized gain	–	–	(.007)	–	(.078)	(.130)
Total distributions	(.118)	(.250)	(.232)	(.219)	(.265)	(.342)
Net asset value, end of period	$11.40	$11.72	$11.11	$11.53	$10.80	$11.42
Total ReturnB,C,D	(1.72)%	7.86%	(1.67)%	8.86%	(3.20)%	10.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.55%	1.56%	1.53%	1.51%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.55%	1.56%	1.53%	1.51%
Expenses net of all reductions	1.55%G	1.54%	1.55%	1.56%	1.53%	1.51%
Net investment income (loss)	2.09%G	2.25%	2.03%	1.96%	1.66%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$18,550	$20,816	$20,372	$11,713	$13,705	$24,613
Portfolio turnover rateH	43%G	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.180	.375	.358	.342	.309	.321
Net realized and unrealized gain (loss)	(.330)	.618	(.420)	.721	(.532)	.858
Total from investment operations	(.150)	.993	(.062)	1.063	(.223)	1.179
Distributions from net investment income	(.180)	(.373)	(.351)	(.343)	(.309)	(.329)
Distributions from net realized gain	–	–	(.007)	–	(.078)	(.130)
Total distributions	(.180)	(.373)	(.358)	(.343)	(.387)	(.459)
Net asset value, end of period	$11.40	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C	(1.27)%	9.14%	(.58)%	9.96%	(2.06)%	11.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.46%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.19%F	3.34%	3.13%	3.07%	2.74%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$913,547	$1,000,845	$800,365	$697,733	$771,621	$471,540
Portfolio turnover rateG	43%F	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.178	.369	.350	.336	.301	.316
Net realized and unrealized gain (loss)	(.331)	.618	(.418)	.720	(.530)	.858
Total from investment operations	(.153)	.987	(.068)	1.056	(.229)	1.174
Distributions from net investment income	(.177)	(.367)	(.345)	(.336)	(.303)	(.324)
Distributions from net realized gain	–	–	(.007)	–	(.078)	(.130)
Total distributions	(.177)	(.367)	(.352)	(.336)	(.381)	(.454)
Net asset value, end of period	$11.40	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C	(1.29)%	9.08%	(.63)%	9.90%	(2.11)%	11.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.51%	.52%	.49%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.51%	.51%	.49%
Expenses net of all reductions	.50%F	.50%	.50%	.51%	.51%	.49%
Net investment income (loss)	3.14%F	3.29%	3.07%	3.01%	2.68%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$155,752	$158,470	$118,825	$65,882	$49,866	$5,996
Portfolio turnover rateG	43%F	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$29,880,576
Gross unrealized depreciation	(12,685,578)
Net unrealized appreciation (depreciation) on securities	$17,194,998
Tax cost	$1,120,233,040

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,188,658)
Long-term	(4,523,608)
Total no expiration	$(6,712,266)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $176,867,523 and $173,731,554, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$52,756	$2,572
Class T	-%	.25%	11,500	–
Class C	.75%	.25%	101,330	31,164
			$165,586	$33,736

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,838
Class T	1,019
Class C(a)	2,882
$9,739

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39,409.19
Class T	12,249.27
Class C	19,406.19
Corporate Bond	474,008.10
Class I	116,789.15
	$661,861

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,945 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $369.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$593,936	$1,034,952
Class T	125,619	240,553
Class C	209,047	424,033
Corporate Bond	14,795,359	28,466,707
Class I	2,420,818	4,163,664
Total	$18,144,779	$34,329,909

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	748,185	2,126,858	$8,559,862	$24,052,275
Reinvestment of distributions	50,335	88,382	573,990	995,253
Shares redeemed	(818,763)	(1,174,815)	(9,342,244)	(13,254,304)
Net increase (decrease)	(20,243)	1,040,425	$(208,392)	$11,793,224
Class T
Shares sold	200,514	331,986	$2,285,922	$3,741,093
Reinvestment of distributions	10,799	21,004	123,155	236,121
Shares redeemed	(193,352)	(250,824)	(2,201,752)	(2,802,775)
Net increase (decrease)	17,961	102,166	$207,325	$1,174,439
Class C
Shares sold	277,601	958,954	$3,175,399	$10,772,394
Reinvestment of distributions	17,782	37,147	202,752	416,870
Shares redeemed	(443,803)	(1,054,744)	(5,039,008)	(11,648,634)
Net increase (decrease)	(148,420)	(58,643)	$(1,660,857)	$(459,370)
Corporate Bond
Shares sold	16,672,830	38,155,563	$189,474,785	$431,559,422
Reinvestment of distributions	1,193,014	2,364,319	13,608,943	26,571,506
Shares redeemed	(23,106,143)	(27,211,196)	(261,776,823)	(304,477,232)
Net increase (decrease)	(5,240,299)	13,308,686	$(58,693,095)	$153,653,696
Class I
Shares sold	1,332,862	5,190,569	$15,193,675	$59,061,593
Reinvestment of distributions	203,405	360,872	2,319,587	4,062,389
Shares redeemed	(1,392,089)	(2,732,943)	(15,789,541)	(30,926,812)
Net increase (decrease)	144,178	2,818,498	$1,723,721	$32,197,170

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.79%
Actual		$1,000.00	$985.70	$3.89
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class T	.87%
Actual		$1,000.00	$985.30	$4.28
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Class C	1.55%
Actual		$1,000.00	$982.80	$7.62
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Corporate Bond	.46%
Actual		$1,000.00	$987.30	$2.27
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class I	.50%
Actual		$1,000.00	$987.10	$2.46
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2015 and the total expense ratio of Class T ranked equal to the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ACBD-SANN-0417
1.907028.106

Fidelity® Series Investment Grade Bond Fund Fidelity® Series Investment Grade Bond Fund Class F Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	52.0%
AAA	1.1%
AA	1.3%
A	7.2%
BBB	28.1%
BB and Below	7.2%
Short-Term Investments and Net Other Assets	3.1%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	44.8%
AAA	2.9%
AA	2.1%
A	8.9%
BBB	31.3%
BB and Below	9.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Corporate Bonds	38.9%
U.S. Government and U.S. Government Agency Obligations	52.0%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	2.1%
Municipal Bonds	2.1%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 9.5%

 ** Futures and Swaps - 0.7%

As of August 31, 2016*,**
Corporate Bonds	45.3%
U.S. Government and U.S. Government Agency Obligations	44.8%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	5.1%
Municipal Bonds	2.6%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 10.0%

 ** Futures and Swaps - 0.4%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 0.9%
General Motors Co.:
3.5% 10/2/18	$15,850,000	$16,213,203
5.2% 4/1/45	9,418,000	9,482,071
6.25% 10/2/43	2,624,000	2,990,636
6.6% 4/1/36	11,647,000	13,681,510
6.75% 4/1/46	19,526,000	23,725,691
General Motors Financial Co., Inc.:
2.625% 7/10/17	5,075,000	5,095,396
3.2% 7/13/20	26,000,000	26,498,550
3.25% 5/15/18	8,305,000	8,443,586
3.5% 7/10/19	18,875,000	19,404,746
4.2% 3/1/21	27,410,000	28,724,419
4.25% 5/15/23	9,285,000	9,624,274
4.375% 9/25/21	41,737,000	44,009,413
4.75% 8/15/17	8,785,000	8,913,006
		216,806,501
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,731,799
4.25% 6/15/23	18,902,000	20,204,367
		22,936,166
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	4,768,000	4,852,489
3.7% 1/30/26	12,567,000	12,893,327
4.7% 12/9/35	6,487,000	6,889,888
		24,635,704
Media - 1.8%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	10,544,037
6.15% 2/15/41	7,272,000	8,756,062
7.75% 12/1/45	10,133,000	14,359,424
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	46,167,000	48,507,021
4.908% 7/23/25	25,893,000	27,317,089
Discovery Communications LLC 6.35% 6/1/40	10,151,000	10,827,402
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	31,475,018
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	39,572,354
4.5% 9/15/42	37,419,000	34,070,710
5.5% 9/1/41	14,842,000	15,345,634
5.85% 5/1/17	7,927,000	7,985,152
5.875% 11/15/40	9,556,000	10,363,931
6.55% 5/1/37	40,036,000	46,264,721
6.75% 7/1/18	23,280,000	24,713,769
7.3% 7/1/38	30,237,000	37,822,375
8.25% 4/1/19	42,627,000	47,658,094
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,627,704
6.2% 3/15/40	15,555,000	18,038,356
Viacom, Inc. 2.5% 9/1/18	3,555,000	3,582,661
		446,831,514

TOTAL CONSUMER DISCRETIONARY		711,209,885

CONSUMER STAPLES - 2.6%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	51,141,000	51,680,896
3.3% 2/1/23	55,080,000	56,231,227
4.7% 2/1/36	52,149,000	56,107,891
4.9% 2/1/46	59,642,000	65,528,248
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	16,792,000	17,681,976
		247,230,238
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	23,157,000	23,537,284
3.5% 7/20/22	13,624,000	14,021,589
4% 12/5/23	18,015,000	18,910,255
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	6,303,000	6,320,440
2.7% 11/18/19	14,218,000	14,423,109
		77,212,677
Tobacco - 1.3%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	31,568,050
9.25% 8/6/19	1,547,000	1,817,990
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	13,299,000	13,314,174
2.95% 7/21/20 (a)	24,400,000	24,693,337
3.75% 7/21/22 (a)	56,649,000	58,364,615
4.25% 7/21/25 (a)	25,864,000	26,854,333
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,552,938
3.25% 6/12/20	5,106,000	5,231,592
4% 6/12/22	17,554,000	18,442,917
4.45% 6/12/25	12,732,000	13,461,098
5.7% 8/15/35	6,607,000	7,663,961
5.85% 8/15/45	50,684,000	60,281,370
6.15% 9/15/43	11,136,000	13,532,701
7.25% 6/15/37	15,680,000	20,907,492
		307,686,568

TOTAL CONSUMER STAPLES		632,129,483

ENERGY - 7.0%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	3,170,460
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	14,474,263
6.5% 4/1/20	2,078,000	2,312,346
Ensco PLC:
5.2% 3/15/25	32,677,000	28,919,145
5.75% 10/1/44	12,542,000	9,782,760
Halliburton Co.:
3.8% 11/15/25	12,900,000	13,251,267
4.85% 11/15/35	11,266,000	12,087,855
Noble Holding International Ltd.:
5.25% 3/16/18	1,918,000	1,929,988
7.2% 4/1/25 (b)	32,232,000	31,224,750
8.2% 4/1/45 (b)	11,807,000	11,334,720
		128,487,554
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Finance Co. 7.5% 5/1/31	33,458,000	42,947,626
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,165,000	8,777,293
5.55% 3/15/26	16,886,000	18,961,796
6.45% 9/15/36	4,820,000	5,842,071
6.6% 3/15/46	22,900,000	28,681,815
BP Capital Markets PLC 4.742% 3/11/21	12,000,000	13,085,220
Canadian Natural Resources Ltd.:
1.75% 1/15/18	10,142,000	10,146,716
5.85% 2/1/35	11,807,000	13,169,339
Cenovus Energy, Inc. 5.7% 10/15/19	26,560,000	28,567,299
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	4,897,000	4,923,542
3.3% 6/1/20	23,925,000	24,379,719
4.5% 6/1/25	7,318,000	7,767,186
5.8% 6/1/45	9,183,000	10,916,108
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	13,916,260
DCP Midstream LLC:
4.75% 9/30/21 (a)	21,176,000	21,864,220
5.35% 3/15/20 (a)	39,799,000	41,689,453
DCP Midstream Operating LP 3.875% 3/15/23	38,871,000	37,510,515
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	8,098,755
El Paso Corp. 6.5% 9/15/20	21,920,000	24,659,781
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,311,203
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	16,434,703
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,880,311
3.9% 5/15/24 (b)	7,314,000	7,160,486
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	25,849,825
4.375% 10/15/20	16,600,000	17,497,313
Enbridge, Inc.:
4.25% 12/1/26	8,212,000	8,483,292
5.5% 12/1/46	9,479,000	10,267,861
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	5,048,064
3.75% 2/15/25	16,764,000	17,053,129
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,633,817
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,582,161
Motiva Enterprises LLC 5.75% 1/15/20 (a)	6,844,000	7,388,194
Nakilat, Inc. 6.067% 12/31/33 (a)	5,435,000	6,298,078
Petro-Canada 6.05% 5/15/18	2,920,000	3,067,194
Petrobras Global Finance BV:
4.375% 5/20/23	69,514,000	64,474,235
5.625% 5/20/43	47,507,000	37,886,833
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	81,955,000	82,876,994
Petroleos Mexicanos:
3.125% 1/23/19	3,563,000	3,598,630
3.5% 7/18/18	34,560,000	35,144,064
3.5% 7/23/20	22,730,000	22,928,888
3.5% 1/30/23	28,927,000	27,509,577
4.5% 1/23/26	25,619,000	24,145,908
4.625% 9/21/23	51,115,000	51,216,719
4.875% 1/24/22	17,019,000	17,359,380
4.875% 1/18/24	25,208,000	25,303,790
5.375% 3/13/22 (a)	10,290,000	10,762,826
5.5% 1/21/21	41,149,000	43,484,206
5.5% 6/27/44	29,591,000	25,448,260
5.625% 1/23/46	24,828,000	21,570,566
6% 3/5/20	10,740,000	11,529,390
6.375% 1/23/45	22,458,000	21,368,787
6.5% 6/2/41	47,555,000	46,004,707
6.75% 9/21/47	59,102,000	58,510,980
6.875% 8/4/26	20,000,000	21,915,000
8% 5/3/19	13,934,000	15,430,512
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,666,335
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,104,317
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,346,012
3.85% 10/15/23	20,000,000	20,194,640
Southwestern Energy Co.:
5.8% 1/23/20 (b)	18,075,000	17,894,250
6.7% 1/23/25 (b)	13,262,000	12,731,520
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,141,142
Spectra Energy Partners LP:
2.95% 9/25/18	4,862,000	4,925,527
4.6% 6/15/21	4,954,000	5,264,804
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	10,065,881
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	17,810,520
4.55% 6/24/24	86,182,000	87,474,730
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,450,959
4.65% 7/1/26	5,606,000	5,863,422
5.375% 6/1/21	39,434,000	42,799,731
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,786,207
3.9% 1/15/25	6,023,000	6,046,195
4% 11/15/21	7,970,000	8,282,703
4.125% 11/15/20	4,302,000	4,516,412
4.3% 3/4/24	17,006,000	17,602,809
4.5% 11/15/23	8,697,000	9,139,486
		1,572,438,199

TOTAL ENERGY		1,700,925,753

FINANCIALS - 14.4%
Banks - 6.9%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	24,345,000	24,779,558
5.75% 9/26/23 (a)	25,847,000	27,139,350
Bank of America Corp.:
2.25% 4/21/20	682,000	682,137
2.6% 1/15/19	45,756,000	46,321,407
3.3% 1/11/23	1,820,000	1,832,007
3.5% 4/19/26	25,446,000	25,241,745
3.875% 8/1/25	28,293,000	28,916,946
3.95% 4/21/25	22,702,000	22,784,249
4.1% 7/24/23	35,172,000	36,817,909
4.2% 8/26/24	36,930,000	38,111,317
4.25% 10/22/26	24,664,000	25,136,340
5.65% 5/1/18	16,400,000	17,115,138
5.75% 12/1/17	32,792,000	33,818,324
5.875% 1/5/21	9,805,000	10,959,264
Barclays PLC:
2.75% 11/8/19	20,644,000	20,804,652
3.25% 1/12/21	24,010,000	24,244,146
4.375% 1/12/26	32,341,000	32,938,015
Citigroup, Inc.:
1.85% 11/24/17	50,965,000	51,146,945
2.4% 2/18/20	81,119,000	81,369,820
2.9% 12/8/21	20,972,000	21,043,808
4.05% 7/30/22	10,740,000	11,218,617
4.4% 6/10/25	52,520,000	53,942,819
5.5% 9/13/25	11,022,000	12,140,546
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,717,108
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	27,180,000	27,933,457
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,559,135
3.75% 3/26/25	26,750,000	26,337,515
3.8% 9/15/22	38,070,000	38,472,590
3.8% 6/9/23	42,579,000	42,619,024
Discover Bank:
4.2% 8/8/23	35,498,000	37,262,606
7% 4/15/20	9,043,000	10,057,426
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,647,263
8.25% 3/1/38	12,528,000	17,826,091
HBOS PLC 6.75% 5/21/18 (a)	4,594,000	4,833,239
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,439,080
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,550,744
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,128,581
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	36,404,000	35,148,754
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,757,345
2.2% 10/22/19	22,906,000	23,029,738
2.35% 1/28/19	21,611,000	21,843,556
2.95% 10/1/26	24,319,000	23,266,693
3.25% 9/23/22	53,888,000	54,975,190
3.875% 9/10/24	52,753,000	53,750,717
4.125% 12/15/26	51,302,000	52,560,592
4.25% 10/15/20	40,500,000	43,211,880
4.35% 8/15/21	37,606,000	40,308,931
4.625% 5/10/21	10,326,000	11,151,130
4.95% 3/25/20	8,235,000	8,909,545
Rabobank Nederland 4.375% 8/4/25	39,970,000	40,772,478
Regions Bank 6.45% 6/26/37	40,184,000	45,777,010
Regions Financial Corp. 3.2% 2/8/21	14,047,000	14,313,458
Royal Bank of Canada 4.65% 1/27/26	11,115,000	11,835,585
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	43,282,764
5.125% 5/28/24	45,938,000	46,496,285
6% 12/19/23	30,612,000	32,505,689
6.1% 6/10/23	35,599,000	37,788,054
6.125% 12/15/22	71,538,000	76,051,046
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,076,939
5.75% 2/1/18	4,000,000	4,154,476
		1,679,856,773
Capital Markets - 3.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	28,809,000	28,167,020
4.25% 2/15/24	23,736,000	24,440,342
Credit Suisse AG 6% 2/15/18	27,227,000	28,289,044
Deutsche Bank AG 4.5% 4/1/25	67,755,000	64,886,253
Deutsche Bank AG London Branch:
1.875% 2/13/18	51,007,000	50,999,400
2.85% 5/10/19	46,140,000	46,376,006
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	80,181,200
2.55% 10/23/19	24,803,000	25,061,571
2.6% 4/23/20	20,000,000	20,130,180
2.625% 1/31/19	94,162,000	95,316,426
2.9% 7/19/18	39,857,000	40,460,196
5.25% 7/27/21	17,979,000	19,769,061
6% 6/15/20	16,000,000	17,761,504
IntercontinentalExchange, Inc. 2.75% 12/1/20	8,512,000	8,657,984
Lazard Group LLC 4.25% 11/14/20	20,221,000	21,229,805
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	10,530,540
Moody's Corp. 2.75% 12/15/21	5,835,000	5,815,470
Morgan Stanley:
1.875% 1/5/18	25,133,000	25,214,381
2.125% 4/25/18	26,580,000	26,724,250
2.8% 6/16/20	40,000,000	40,502,640
3.75% 2/25/23	53,516,000	55,299,474
4.1% 5/22/23	20,000,000	20,737,120
4.875% 11/1/22	39,633,000	42,714,386
5% 11/24/25	6,349,000	6,846,457
5.625% 9/23/19	16,919,000	18,327,845
5.75% 1/25/21	26,624,000	29,671,330
7.3% 5/13/19	22,127,000	24,562,961
Thomson Reuters Corp. 3.85% 9/29/24	18,774,000	19,251,047
UBS AG Stamford Branch 1.375% 6/1/17	19,567,000	19,578,838
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	28,354,017
		945,856,748
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	8,162,000	8,280,675
4.5% 5/15/21	5,650,000	5,979,565
5% 10/1/21	8,475,000	9,168,764
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,790,140
3.85% 11/21/22	38,277,000	39,071,784
3.95% 11/6/24	16,412,000	16,509,471
5.2% 4/27/22	16,852,000	18,323,213
6.45% 6/12/17	16,773,000	16,990,747
Ford Motor Credit Co. LLC:
2.24% 6/15/18	29,329,000	29,458,664
2.875% 10/1/18	27,070,000	27,451,037
Hyundai Capital America:
2.125% 10/2/17 (a)	8,655,000	8,676,594
2.875% 8/9/18 (a)	12,509,000	12,643,247
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,482,426
3% 8/15/19	8,044,000	8,167,154
3.75% 8/15/21	12,146,000	12,512,263
4.25% 8/15/24	12,226,000	12,654,020
		251,159,764
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	35,731,737
3.85% 2/1/25	22,346,000	22,373,039
3.875% 8/15/22	17,670,000	18,122,617
4.125% 6/15/26	10,088,000	10,236,919
		86,464,312
Insurance - 2.3%
AIA Group Ltd. 2.25% 3/11/19 (a)	5,074,000	5,083,148
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,846,764
3.3% 3/1/21	11,928,000	12,224,924
3.875% 1/15/35	29,736,000	27,799,800
4.875% 6/1/22	26,181,000	28,418,140
Aon Corp. 5% 9/30/20	5,687,000	6,157,696
Five Corners Funding Trust 4.419% 11/15/23 (a)	24,590,000	26,147,899
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (a)(b)	11,133,000	9,908,370
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	30,613,218
5.375% 3/15/17	546,000	546,799
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	23,174,000	25,179,918
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,258,044
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	34,265,000	32,834,813
MetLife, Inc.:
1.903% 12/15/17 (b)	5,102,000	5,115,612
3.048% 12/15/22 (b)	21,302,000	21,571,215
4.75% 2/8/21	6,004,000	6,516,441
Metropolitan Life Global Funding I:
1.875% 6/22/18 (a)	22,959,000	23,078,961
3% 1/10/23 (a)	15,204,000	15,301,671
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	11,401,000	17,668,460
Pacific LifeCorp:
5.125% 1/30/43 (a)	30,812,000	32,427,103
6% 2/10/20 (a)	20,895,000	22,725,214
Pricoa Global Funding I:
1.6% 5/29/18 (a)	4,564,000	4,563,133
5.375% 5/15/45 (b)	27,275,000	28,502,375
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,929,680
7.375% 6/15/19	3,820,000	4,279,019
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	32,477,037
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	7,063,000	7,196,244
4.125% 11/1/24 (a)	10,239,000	10,547,194
Unum Group:
3.875% 11/5/25	25,368,000	25,252,474
5.625% 9/15/20	18,528,000	20,330,293
5.75% 8/15/42	40,693,000	45,934,462
		557,436,121

TOTAL FINANCIALS		3,520,773,718

HEALTH CARE - 1.8%
Biotechnology - 0.3%
AbbVie, Inc.:
2.9% 11/6/22	25,191,000	25,040,358
4.5% 5/14/35	36,362,000	36,458,977
		61,499,335
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	6,576,000	6,674,515
Health Care Providers & Services - 0.2%
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,600,343
WellPoint, Inc. 3.3% 1/15/23	21,022,000	21,195,305
		32,795,648
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	4,078,000	4,117,430
Pharmaceuticals - 1.3%
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,609,990
3.45% 3/15/22	25,461,000	26,007,826
Allergan PLC:
1.875% 10/1/17	8,155,000	8,173,903
3.25% 10/1/22	15,000,000	15,097,035
Mylan N.V.:
2.5% 6/7/19	12,126,000	12,128,813
3.15% 6/15/21	24,804,000	24,812,012
3.95% 6/15/26	37,112,000	36,245,806
Perrigo Co. PLC 2.3% 11/8/18	7,532,000	7,544,172
Perrigo Finance PLC:
3.5% 12/15/21	6,081,000	6,094,780
3.9% 12/15/24	19,061,000	19,034,829
4.9% 12/15/44	3,975,000	3,890,829
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	48,377,300
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,346,000	16,701,162
2.8% 7/21/23	27,416,000	25,900,115
3.15% 10/1/26	14,782,000	13,681,377
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,893,590
3.25% 2/1/23	33,171,000	33,547,690
		323,741,229

TOTAL HEALTH CARE		428,828,157

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (a)	15,580,000	16,112,041
6.375% 6/1/19 (a)	9,485,000	10,377,150
		26,489,191
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 8/2/20	462,569	481,072
6.648% 3/15/19	577,168	579,275
6.795% 2/2/20	18,412	18,781
6.9% 7/2/19	44,744	45,192
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	521,577	532,009
8.36% 1/20/19	1,744,020	1,813,780
		3,470,109
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,971,829
2.625% 9/4/18	24,956,000	25,196,276
3.375% 6/1/21	12,831,000	13,103,325
3.75% 2/1/22	25,484,000	26,299,361
3.875% 4/1/21	22,238,000	23,071,925
4.25% 9/15/24	19,743,000	20,474,498
4.75% 3/1/20	19,421,000	20,621,548
		140,738,762
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,599,000	2,962,340

TOTAL INDUSTRIALS		173,660,402

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,988,639
6.55% 10/1/17	3,075,000	3,163,843
		8,152,482
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (b)	6,489,000	6,779,045

TOTAL INFORMATION TECHNOLOGY		14,931,527

MATERIALS - 0.5%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,030,048
4.25% 11/15/20	6,609,000	7,033,298
		28,063,346
Metals & Mining - 0.4%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,050,000	11,017,313
6.75% 10/19/75 (a)(b)	24,962,000	28,531,566
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	22,911,000	24,073,940
4.875% 11/4/44 (a)	10,724,000	11,022,449
Vale Overseas Ltd. 4.375% 1/11/22	22,000,000	22,759,000
		97,404,268

TOTAL MATERIALS		125,467,614

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,834,503
4.6% 4/1/22	7,545,000	8,045,120
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,441,389
AvalonBay Communities, Inc. 3.625% 10/1/20	12,415,000	12,883,194
Boston Properties, Inc. 3.85% 2/1/23	10,817,000	11,272,114
Camden Property Trust:
2.95% 12/15/22	12,066,000	11,877,927
4.25% 1/15/24	20,255,000	21,147,537
Corporate Office Properties LP 5% 7/1/25	12,342,000	12,882,900
DDR Corp.:
3.625% 2/1/25	12,010,000	11,652,174
4.25% 2/1/26	9,452,000	9,487,407
4.625% 7/15/22	19,208,000	20,264,133
4.75% 4/15/18	21,321,000	21,845,987
7.5% 4/1/17	9,638,000	9,683,472
Duke Realty LP:
3.625% 4/15/23	22,930,000	23,267,415
3.75% 12/1/24	9,068,000	9,273,227
3.875% 10/15/22	20,422,000	21,340,234
6.5% 1/15/18	12,019,000	12,493,991
6.75% 3/15/20	1,066,000	1,193,268
Equity One, Inc. 3.75% 11/15/22	30,646,000	31,396,490
ERP Operating LP:
2.375% 7/1/19	14,895,000	15,021,756
4.75% 7/15/20	31,427,000	33,672,365
Federal Realty Investment Trust 5.9% 4/1/20	3,969,000	4,381,343
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,269,747
4.7% 9/15/17	3,736,000	3,798,406
HRPT Properties Trust 6.65% 1/15/18	3,483,000	3,544,067
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	7,867,061
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	29,828,000	30,315,449
4.5% 1/15/25	7,527,000	7,532,698
4.5% 4/1/27	73,646,000	73,148,816
4.95% 4/1/24	7,519,000	7,766,285
5.25% 1/15/26	29,837,000	31,242,621
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,408,896
5% 12/15/23	4,225,000	4,334,419
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,663,292
WP Carey, Inc. 4% 2/1/25	30,215,000	29,889,947
		535,139,650
Real Estate Management & Development - 2.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,925,752
4.1% 10/1/24	24,424,000	24,484,840
4.55% 10/1/29	22,620,000	22,703,490
4.95% 4/15/18	19,325,000	19,900,499
5.7% 5/1/17	6,890,000	6,935,019
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	26,651,360
3.95% 7/1/22	17,850,000	18,584,617
4.75% 10/1/25	18,728,000	19,741,185
5.25% 3/15/21	10,656,000	11,576,742
Essex Portfolio LP 5.5% 3/15/17	8,105,000	8,116,250
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,742,097
3.75% 4/1/25	17,751,000	17,942,853
4.125% 6/15/22	11,558,000	12,116,055
4.4% 2/15/24	32,513,000	34,428,341
4.75% 10/1/20	17,245,000	18,369,650
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,328,264
3.15% 5/15/23	41,165,000	38,640,721
4.5% 4/18/22	7,126,000	7,236,375
Mid-America Apartments LP 4.3% 10/15/23	5,535,000	5,804,289
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,539,056
Tanger Properties LP:
3.125% 9/1/26	12,233,000	11,664,178
3.75% 12/1/24	17,037,000	17,138,864
3.875% 12/1/23	10,722,000	10,963,599
6.125% 6/1/20	24,577,000	27,126,618
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,299,708
3.5% 2/1/25	8,762,000	8,607,246
4.125% 1/15/26	8,443,000	8,618,766
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,621,747
4% 4/30/19	8,644,000	8,966,214
4.25% 3/1/22	5,600,000	5,911,444
Washington Prime Group LP 3.85% 4/1/20	20,000,000	20,006,080
		493,691,919

TOTAL REAL ESTATE		1,028,831,569

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.5%
American Electric Power Co., Inc. 1.65% 12/15/17	10,104,000	10,121,925
AT&T, Inc.:
2.45% 6/30/20	18,005,000	18,032,080
3% 6/30/22	46,645,000	46,318,532
3.4% 5/15/25	51,500,000	49,784,072
3.6% 2/17/23	32,901,000	33,199,971
4.8% 6/15/44	5,112,000	4,824,522
5.875% 10/1/19	16,408,000	17,909,069
6.3% 1/15/38	40,737,000	46,330,475
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	239,370
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	1,998,110
6% 4/1/17	4,959,000	4,971,769
Verizon Communications, Inc.:
2.625% 2/21/20	36,216,000	36,671,670
4.5% 9/15/20	64,976,000	69,299,893
5.012% 8/21/54	41,944,000	40,589,460
		380,290,918
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,138,560

TOTAL TELECOMMUNICATION SERVICES		396,429,478

UTILITIES - 3.1%
Electric Utilities - 1.9%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,628,479
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	15,117,000	16,908,682
6.4% 9/15/20 (a)	34,900,000	39,024,133
Edison International 3.75% 9/15/17	9,811,000	9,921,060
Eversource Energy:
1.45% 5/1/18	7,067,000	7,045,227
2.8% 5/1/23	32,099,000	31,765,812
Exelon Corp.:
1.55% 6/9/17	5,071,000	5,072,232
2.85% 6/15/20	7,468,000	7,571,984
FirstEnergy Corp.:
2.75% 3/15/18	61,557,000	62,096,055
4.25% 3/15/23	66,372,000	69,207,943
7.375% 11/15/31	30,718,000	40,484,757
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	18,086,625
IPALCO Enterprises, Inc. 3.45% 7/15/20	42,035,000	42,770,613
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,317,680
Nevada Power Co. 6.5% 5/15/18	15,159,000	16,055,897
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,989,762
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	4,917,939
PG&E Corp. 2.4% 3/1/19	3,334,000	3,357,475
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,688,808
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	43,419,997
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,864,025
		465,195,185
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	2,827,000	2,837,166
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,109,006
Texas Eastern Transmission LP 6% 9/15/17 (a)	12,691,000	12,971,319
		22,917,491
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	5,956,000	5,946,250
2.7% 6/15/21	5,862,000	5,829,794
3.55% 6/15/26	9,377,000	9,257,753
		21,033,797
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co. 2% 11/15/18	29,001,000	29,085,654
Dominion Resources, Inc.:
3.2982% 9/30/66 (b)	66,502,000	54,258,982
3.8232% 6/30/66 (b)	7,991,000	7,331,743
NiSource Finance Corp.:
5.45% 9/15/20	21,013,000	23,052,900
5.8% 2/1/42	11,523,000	13,632,308
5.95% 6/15/41	21,763,000	26,267,832
6.4% 3/15/18	4,848,000	5,081,121
6.8% 1/15/19	6,774,000	7,356,977
Puget Energy, Inc.:
6% 9/1/21	26,400,000	29,550,972
6.5% 12/15/20	8,451,000	9,499,279
Sempra Energy:
2.3% 4/1/17	24,264,000	24,285,983
2.875% 10/1/22	9,886,000	9,839,842
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	13,102,000	11,939,198
		251,182,791

TOTAL UTILITIES		760,329,264

TOTAL NONCONVERTIBLE BONDS
(Cost $9,248,850,618)		9,493,516,850

U.S. Government and Government Agency Obligations - 28.9%
U.S. Treasury Inflation-Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$133,141,562	$129,080,950
0.875% 2/15/47	17,002,720	17,093,236
1% 2/15/46	82,941,716	85,711,875
1.375% 2/15/44	265,488,140	297,672,565
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	364,666,650	363,841,842
0.125% 7/15/26	229,333,922	225,436,217
0.25% 1/15/25	25,483,250	25,426,530
0.375% 7/15/25	334,875,018	337,882,895
0.375% 1/15/27	43,000,000	43,124,233
0.625% 1/15/26	203,216,000	208,323,206

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,733,593,549

U.S. Treasury Obligations - 21.8%
U.S. Treasury Bonds:
2.875% 11/15/46 (c)	459,045,000	450,455,809
3% 5/15/45	226,184,000	227,129,449
3% 11/15/45	197,310,000	198,142,451
3% 2/15/47	59,130,000	59,534,213
U.S. Treasury Notes:
1% 5/15/18	96,174,000	96,166,498
1.25% 3/31/21	384,860,000	376,786,792
1.25% 10/31/21	1,388,630,000	1,349,466,456
1.375% 4/30/21	143,110,000	140,689,437
1.375% 9/30/23	280,000,000	266,612,640
1.5% 8/15/26	132,830,000	123,007,886
1.75% 12/31/20	345,223,000	345,479,155
1.875% 2/28/22	493,540,000	493,019,315
2% 12/31/21	293,519,000	294,848,935
2% 11/15/26	264,004,000	255,382,685
2.125% 2/29/24	347,550,000	346,083,687
2.25% 1/31/24	229,555,000	230,532,445
2.25% 2/15/27	80,240,000	79,456,376

TOTAL U.S. TREASURY OBLIGATIONS		5,332,794,229

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,113,242,286)		7,066,387,778

U.S. Government Agency - Mortgage Securities - 22.2%
Fannie Mae - 11.1%
2.474% 12/1/34 (b)	164,206	169,811
2.5% 9/1/29 to 4/1/43	16,924,466	16,226,726
2.5% 10/1/34 (b)	2,927	3,039
2.54% 6/1/42 (b)	2,345,084	2,431,825
2.546% 3/1/35 (b)	78,718	81,417
2.57% 4/1/37 (b)	178,332	185,842
2.608% 2/1/33 (b)	22,277	22,988
2.615% 10/1/35 (b)	39,645	41,074
2.632% 7/1/35 (b)	64,297	66,592
2.654% 10/1/33 (b)	58,149	59,970
2.666% 10/1/33 (b)	54,018	55,875
2.69% 3/1/37 (b)	56,890	59,561
2.693% 1/1/35 (b)	441,523	456,127
2.699% 2/1/42 (b)	2,401,966	2,488,341
2.715% 1/1/35 (b)	272,472	282,949
2.73% 7/1/34 (b)	106,482	110,751
2.755% 1/1/35 (b)	6,422	6,715
2.772% 1/1/42 (b)	1,818,243	1,883,828
2.798% 10/1/33 (b)	228,446	241,229
2.8% 5/1/36 (b)	352,323	373,798
2.802% 6/1/36 (b)	220,075	229,928
2.81% 12/1/33 (b)	1,497,922	1,579,804
2.815% 9/1/36 (b)	76,251	79,644
2.833% 3/1/35 (b)	135,885	143,560
2.845% 6/1/36 (b)	487,630	515,559
2.861% 9/1/36 (b)	153,467	160,533
2.918% 3/1/33 (b)	152,803	157,742
2.943% 9/1/41 (b)	1,342,223	1,390,496
2.946% 7/1/35 (b)	279,193	289,511
2.956% 11/1/36 (b)	427,263	442,894
2.964% 5/1/35 (b)	383,852	402,712
2.973% 11/1/40 (b)	1,036,132	1,092,764
2.975% 10/1/41 (b)	736,487	777,795
2.977% 5/1/36 (b)	225,619	238,195
2.99% 12/1/34 (b)	8,838	9,310
3% 12/1/30 to 9/1/46	330,951,565	331,113,238
3% 3/1/47 (d)	347,200,000	344,772,447
3% 3/1/47 (d)	171,900,000	170,698,110
3% 3/1/47 (d)	23,000,000	22,839,189
3% 3/1/47 (d)	32,000,000	31,776,262
3.03% 7/1/34 (b)	416,902	444,088
3.032% 8/1/41 (b)	1,535,418	1,610,455
3.047% 5/1/35 (b)	131,469	140,143
3.052% 9/1/35 (b)	116,299	122,602
3.065% 9/1/41 (b)	576,758	613,637
3.139% 9/1/36 (b)	417,296	444,808
3.14% 7/1/37 (b)	235,685	250,599
3.151% 6/1/47 (b)	138,339	143,546
3.187% 3/1/40 (b)	707,810	750,377
3.241% 7/1/41 (b)	2,063,545	2,168,568
3.364% 10/1/41 (b)	1,198,947	1,248,675
3.435% 12/1/39 (b)	413,475	439,673
3.468% 12/1/40 (b)	18,261,427	19,212,212
3.5% 5/1/26 to 11/1/46	653,001,685	674,772,937
3.5% 3/1/47 (d)	73,600,000	75,414,490
3.5% 3/1/47 (d)	14,200,000	14,550,078
3.5% 3/1/47 (d)	13,800,000	14,140,217
3.5% 3/1/47 (d)	101,200,000	103,694,924
3.55% 7/1/41 (b)	2,746,827	2,866,509
4% 9/1/24 to 6/1/46	419,736,971	443,646,598
4% 2/1/47 (d)	17,120,093	18,106,786
4% 3/1/47 (d)	45,100,000	47,387,454
4% 3/1/47 (d)	22,400,000	23,536,119
4.5% 4/1/21 to 4/1/45	128,698,513	138,853,630
4.5% 6/1/46 (d)	576,385	624,535
4.5% 10/1/46 (d)	338,448	367,356
4.5% 11/1/46 (d)	320,467	347,838
4.5% 12/1/46 (d)	464,603	504,285
4.5% 1/1/47 (d)	333,322	362,026
4.5% 1/1/47 (d)	418,372	454,400
4.5% 2/1/47 (d)	367,489	399,135
4.5% 3/1/47 (d)	35,700,000	38,360,118
5% 3/1/18 to 2/1/35	43,517,591	48,242,126
5.202% 7/1/37 (b)	85,615	89,410
5.255% 8/1/41	3,665,267	4,030,400
5.5% 10/1/17 to 6/1/40	16,077,126	17,884,910
6% 7/1/19 to 1/1/42	22,396,387	25,583,795
6.309% 2/1/39	6,639,129	7,221,351
6.5% 3/1/17 to 8/1/39	43,945,626	50,549,684
7% 9/1/18 to 7/1/37	3,044,331	3,502,693
7.5% 8/1/17 to 2/1/32	1,389,246	1,612,310
8% 12/1/17 to 3/1/37	30,639	36,866
8.5% 12/1/19 to 9/1/25	2,389	2,697
9.5% 6/1/18 to 2/1/25	17,448	18,266
10.5% 8/1/20	956	1,003

TOTAL FANNIE MAE		2,718,712,480

Freddie Mac - 6.7%
2.226% 8/1/37 (b)	76,348	77,765
2.5% 7/1/31	9,642,410	9,695,095
2.57% 3/1/35 (b)	148,329	152,727
2.607% 6/1/33 (b)	413,760	432,780
2.683% 3/1/36 (b)	370,715	386,080
2.745% 1/1/36 (b)	163,936	169,437
2.763% 3/1/36 (b)	436,928	452,577
2.786% 1/1/35 (b)	29,261	30,891
2.792% 2/1/37 (b)	383,757	398,531
2.805% 4/1/35 (b)	392,258	411,453
2.838% 8/1/37 (b)	172,145	179,458
2.865% 12/1/35 (b)	306,461	317,944
2.89% 6/1/33 (b)	1,172,812	1,237,154
2.925% 6/1/37 (b)	63,314	65,861
2.936% 5/1/37 (b)	96,965	100,940
2.946% 3/1/35 (b)	1,916,112	2,031,191
2.95% 3/1/37 (b)	36,971	38,276
2.968% 11/1/35 (b)	321,630	334,809
2.989% 4/1/36 (b)	380,620	401,020
3% 10/1/28 to 2/1/47	649,386,664	648,106,140
3.065% 10/1/35 (b)	267,369	281,051
3.066% 9/1/41 (b)	2,986,971	3,148,158
3.071% 10/1/36 (b)	596,977	626,479
3.099% 10/1/42 (b)	1,560,230	1,649,151
3.14% 3/1/33 (b)	7,043	7,457
3.17% 6/1/36 (b)	104,957	111,332
3.198% 9/1/41 (b)	1,589,989	1,667,175
3.22% 4/1/37 (b)	18,936	20,111
3.231% 4/1/41 (b)	1,282,424	1,330,246
3.246% 6/1/37 (b)	88,994	92,381
3.26% 6/1/37 (b)	53,459	56,492
3.273% 7/1/41 (b)	1,896,807	2,008,540
3.282% 6/1/41 (b)	1,678,185	1,765,601
3.29% 6/1/37 (b)	340,624	353,639
3.295% 7/1/36 (b)	142,022	151,392
3.32% 4/1/37 (b)	81,208	85,933
3.392% 5/1/41 (b)	1,322,295	1,406,237
3.41% 12/1/40 (b)	10,306,230	10,805,467
3.5% 6/1/27 to 9/1/46 (e)(f)(g)	495,922,963	512,039,093
3.5% 3/1/47 (d)	15,800,000	16,187,056
3.626% 5/1/41 (b)	1,879,000	1,976,473
3.66% 11/1/35 (b)	138,596	146,910
3.665% 6/1/41 (b)	1,825,084	1,920,478
3.769% 12/1/36 (b)	626,507	667,841
3.887% 10/1/35 (b)	209,839	223,684
4% 6/1/33 to 4/1/46	249,746,937	263,921,736
4.5% 6/1/25 to 7/1/44	59,214,676	63,933,164
5% 3/1/19 to 7/1/41	48,367,899	53,532,903
5.139% 4/1/38 (b)	330,683	351,603
5.5% 10/1/17 to 4/1/41	13,720,835	15,319,477
6% 4/1/17 to 12/1/37	5,043,414	5,702,869
6.5% 3/1/17 to 9/1/39	8,396,738	9,563,258
7% 6/1/21 to 9/1/36	2,659,961	3,074,900
7.5% 1/1/27 to 1/1/33	71,142	83,235
8% 4/1/17 to 1/1/37	78,305	93,104
8.5% 9/1/19 to 1/1/28	94,868	110,349
9% 10/1/20	84	89
9.5% 5/1/21 to 7/1/21	416	449
10% 2/1/20 to 11/1/20	152	164
11% 7/1/19 to 9/1/20	53	57

TOTAL FREDDIE MAC		1,639,435,863

Ginnie Mae - 4.4%
3% 4/15/42 to 1/20/47 (e)	221,239,507	224,258,044
3% 3/1/47 (d)	25,000,000	25,291,085
3% 3/1/47 (d)	14,000,000	14,163,008
3.5% 11/15/40 to 6/20/46	333,513,619	348,164,700
3.5% 3/1/47 (d)	43,600,000	45,309,822
4% 2/15/39 to 8/15/43	126,245,584	134,942,078
4% 3/1/47 (d)	30,200,000	31,956,541
4% 3/1/47 (d)	30,870,000	32,665,510
4% 3/1/47 (d)	12,600,000	13,332,861
4.5% 6/20/33 to 8/15/41	110,962,031	120,301,842
5% 12/15/32 to 9/15/41	49,011,818	54,652,034
5.5% 6/15/33 to 9/15/39	4,828,381	5,486,172
6% 10/15/30 to 5/15/40	8,104,441	9,331,530
6.5% 3/20/31 to 11/15/37	825,735	951,028
7% 10/15/22 to 3/15/33	3,674,880	4,296,536
7.5% 6/15/17 to 9/15/31	1,225,892	1,409,029
8% 7/15/17 to 11/15/29	401,095	458,743
8.5% 10/15/21 to 1/15/31	80,909	95,144
9% 8/15/19 to 1/15/23	2,658	2,868
9.5% 12/15/20 to 2/15/25	1,015	1,111
10.5% 10/20/17 to 1/15/18	630	641
11% 7/20/19 to 9/20/19	1,307	1,408

TOTAL GINNIE MAE		1,067,071,735

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,454,838,836)		5,425,220,078

Asset-Backed Securities - 0.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	$562,768	$540,114
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (b)	203,481	201,771
Airspeed Ltd. Series 2007-1A Class C1, 3.27% 6/15/32 (a)(b)	3,050,659	828,254
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (b)	31,463	30,407
Series 2004-R2 Class M3, 1.6033% 4/25/34 (b)	73,246	61,787
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	40,480	38,479
Series 2004-W11 Class M2, 1.8283% 11/25/34 (b)	419,543	417,443
Series 2004-W7 Class M1, 1.6033% 5/25/34 (b)	1,091,228	1,053,070
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (b)	899,733	314,125
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.5961% 4/25/34 (b)	1,244,803	1,137,690
Series 2006-HE2 Class M1, 1.1411% 3/25/36 (b)	15,658	188
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.9033% 2/25/35 (b)	1,017,703	933,566
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	46,293,625	46,473,013
Class AA, 2.487% 12/16/41 (a)	11,613,750	11,452,551
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	26,922,000	26,912,147
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (b)	1,471,000	1,100,481
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.2333% 4/25/34 (b)	45,807	42,930
Series 2004-4 Class M2, 1.5733% 6/25/34 (b)	70,501	67,599
Series 2004-7 Class AF5, 5.868% 1/25/35	4,161,744	4,251,459
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (b)	31,732	28,026
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (b)	131,916	125,459
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.5961% 3/25/34 (b)	2,448	2,122
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5061% 1/25/35 (b)	801,000	742,868
Class M4, 1.7911% 1/25/35 (b)	282,636	147,504
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (a)(b)	1,385,381	1,166,439
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (a)(b)	461,755	437,778
Class B, 1.05% 11/15/34 (a)(b)	166,941	155,348
Class C, 1.15% 11/15/34 (a)(b)	276,908	255,358
Class D, 1.52% 11/15/34 (a)(b)	105,265	95,368
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	134,399	10,735
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (b)	203,734	191,913
Series 2003-3 Class M1, 2.0611% 8/25/33 (b)	315,411	307,511
Series 2003-5 Class A2, 1.4711% 12/25/33 (b)	27,804	26,654
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	1,292,000	931,316
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (b)	2,867,000	1,485,700
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (b)	215,031	3,947
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (b)	81,537	72,204
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (b)	144,020	138,790
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (b)	2,334	1,297
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (b)	1,107,510	1,072,351
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	48,462	44,064
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (b)	141,160	131,355
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (b)	114,346	3,991
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (b)	1,164,000	1,108,711
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (b)	418,036	404,075
Class M4, 2.9461% 9/25/34 (b)	558,000	356,099
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (b)	1,245,000	1,179,808
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (b)	4,173	3,819
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (b)	455,289	435,838
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (b)	243,841	242,424
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (b)	19,424	17,579
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (b)	115,176	108,501
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (a)(b)	2,300,000	1,115,500
TOTAL ASSET-BACKED SECURITIES
(Cost $101,064,712)		108,407,526

Collateralized Mortgage Obligations - 3.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.3311% 1/25/35 (b)	583,028	577,244
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (b)	174,698	173,108
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.012% 8/25/36 (b)	380,742	345,524
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	437,961	416,414
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0611% 7/25/35 (b)	511,867	496,385
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (a)(b)	216,781	157,760
Class B6, 3.6133% 6/10/35 (a)(b)	202,514	122,215
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	16,942	16,644
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (b)	24,732	24,897

TOTAL PRIVATE SPONSOR		2,330,191

U.S. Government Agency - 3.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.5783% 2/25/32 (b)	55,132	55,803
Series 2002-39 Class FD, 1.7806% 3/18/32 (b)	94,491	96,279
Series 2002-60 Class FV, 1.7783% 4/25/32 (b)	115,619	117,449
Series 2002-63 Class FN, 1.7783% 10/25/32 (b)	156,735	159,125
Series 2002-7 Class FC, 1.5283% 1/25/32 (b)	56,785	57,430
Series 2002-94 Class FB, 1.1783% 1/25/18 (b)	22,503	22,511
Series 2003-118 Class S, 7.3217% 12/25/33 (b)(h)(i)	1,858,001	471,236
Series 2006-104 Class GI, 5.9017% 11/25/36 (b)(h)(i)	1,368,144	252,791
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	69,944	75,238
Series 1993-207 Class H, 6.5% 11/25/23	1,012,666	1,111,769
Series 1996-28 Class PK, 6.5% 7/25/25	312,963	344,056
Series 1999-17 Class PG, 6% 4/25/29	884,524	953,846
Series 1999-32 Class PL, 6% 7/25/29	820,173	885,487
Series 1999-33 Class PK, 6% 7/25/29	550,577	595,441
Series 2001-52 Class YZ, 6.5% 10/25/31	67,433	77,183
Series 2003-28 Class KG, 5.5% 4/25/23	568,088	605,348
Series 2004-21 Class QE, 4.5% 11/25/32	25,241	25,371
Series 2005-102 Class CO, 11/25/35 (j)	469,364	413,525
Series 2005-73 Class SA, 15.5263% 8/25/35 (b)(i)	170,083	212,315
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,054,654
Series 2006-12 Class BO, 10/25/35 (j)	2,089,399	1,943,549
Series 2006-37 Class OW, 5/25/36 (j)	203,797	178,798
Series 2006-45 Class OP, 6/25/36 (j)	627,680	547,723
Series 2006-62 Class KP, 4/25/36 (j)	976,005	856,815
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	175,063	202,148
Series 1999-25 Class Z, 6% 6/25/29	666,226	745,057
Series 2001-20 Class Z, 6% 5/25/31	899,270	989,606
Series 2001-31 Class ZC, 6.5% 7/25/31	485,494	550,935
Series 2002-16 Class ZD, 6.5% 4/25/32	258,290	294,728
Series 2002-74 Class SV, 6.7717% 11/25/32 (b)(h)	1,189,004	201,741
Series 2012-17 Class BC, 3.5% 3/25/27	6,046,240	6,183,539
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	3,166,402	378,766
Series 06-116 Class SG, 5.8617% 12/25/36 (b)(h)(i)	947,136	196,493
Series 07-40 Class SE, 5.6617% 5/25/37 (b)(h)(i)	538,787	106,235
Series 1993-165 Class SH, 17.5983% 9/25/23 (b)(i)	41,160	52,403
Series 2003-21 Class SK, 7.3217% 3/25/33 (b)(h)(i)	136,103	28,736
Series 2003-35 Class TQ, 6.7217% 5/25/18 (b)(h)(i)	28,262	869
Series 2005-72 Class ZC, 5.5% 8/25/35	6,361,363	6,994,004
Series 2007-57 Class SA, 35.95% 6/25/37 (b)(i)	446,491	871,915
Series 2007-66:
Class SA, 34.93% 7/25/37 (b)(i)	664,581	1,315,067
Class SB, 34.93% 7/25/37 (b)(i)	286,655	509,910
Series 2008-12 Class SG, 5.5717% 3/25/38 (b)(h)(i)	3,615,897	614,657
Series 2009-114 Class AI, 5% 12/25/23 (h)	157,322	1,298
Series 2009-16 Class SA, 5.4717% 3/25/24 (b)(h)(i)	9,126	162
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	104,687	2,651
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	278,410	15,557
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	406,013	21,915
Series 2010-112 Class SG, 5.5817% 6/25/21 (b)(h)(i)	294,197	13,398
Series 2010-12 Class AI, 5% 12/25/18 (h)	625,292	14,610
Series 2010-135 Class LS, 5.2717% 12/25/40 (b)(h)(i)	3,377,906	534,495
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	3,190,813	373,849
Series 2010-150 Class ZC, 4.75% 1/25/41	6,891,159	7,621,401
Series 2010-17 Class DI, 4.5% 6/25/21 (h)	222,350	8,326
Series 2010-23:
Class AI, 5% 12/25/18 (h)	215,138	4,364
Class HI, 4.5% 10/25/18 (h)	201,607	5,088
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	572,434	12,827
Series 2010-95 Class ZC, 5% 9/25/40	14,616,554	16,296,471
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	978,355	64,609
Series 2011-110 Class SA, 5.8317% 4/25/41 (b)(h)	5,395,803	855,881
Series 2011-112 Class SA, 5.7717% 11/25/41 (b)(h)	5,037,025	936,844
Series 2011-123 Class SD, 5.8217% 8/25/39 (b)(h)	4,707,477	702,471
Series 2011-39 Class ZA, 6% 11/25/32	2,314,974	2,612,377
Series 2011-67 Class AI, 4% 7/25/26 (h)	985,851	96,401
Series 2011-83 Class DI, 6% 9/25/26 (h)	1,448,861	154,226
Series 2012-100 Class WI, 3% 9/25/27 (h)	8,125,484	784,265
Series 2012-14 Class JS, 5.8717% 12/25/30 (b)(h)	2,963,695	406,431
Series 2012-47 Class SD, 5.6717% 5/25/42 (b)(h)	10,554,018	2,108,760
Series 2012-9 Class SH, 5.7717% 6/25/41 (b)(h)	4,195,843	631,558
Series 2013-133 Class IB, 3% 4/25/32 (h)	5,450,864	527,756
Series 2013-51 Class GI, 3% 10/25/32 (h)	6,912,588	749,676
Series 2013-N1 Class A, 5.9417% 6/25/35 (b)(h)(i)	2,898,218	539,406
Series 2014-68 Class ID, 3.5% 3/25/34 (h)	3,943,122	512,492
Series 2015-42:
Class IL, 6% 6/25/45 (h)	10,555,921	2,519,109
Class LS, 5.4217% 6/25/45 (b)(h)(i)	11,142,990	1,815,855
Series 2015-70 Class JC, 3% 10/25/45	15,179,388	15,516,529
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (h)	65,182	1,182
Class 5, 5.5% 7/25/33 (h)	496,431	109,164
Series 343 Class 16, 5.5% 5/25/34 (h)	424,512	77,486
Series 348 Class 14, 6.5% 8/25/34 (b)(h)	308,071	72,934
Series 351:
Class 12, 5.5% 4/25/34 (b)(h)	203,431	39,961
Class 13, 6% 3/25/34 (h)	271,181	54,525
Series 359 Class 19, 6% 7/25/35 (b)(h)	180,302	34,554
Series 384 Class 6, 5% 7/25/37 (h)	2,280,406	477,760
Freddie Mac:
floater:
Series 2412 Class FK, 1.57% 1/15/32 (b)	42,056	42,564
Series 2423 Class FA, 1.67% 3/15/32 (b)	60,337	61,197
Series 2424 Class FM, 1.77% 3/15/32 (b)	69,879	70,941
Series 2432:
Class FE, 1.67% 6/15/31 (b)	111,704	113,212
Class FG, 1.67% 3/15/32 (b)	35,132	35,613
Series 3346 Class FA, 1% 2/15/19 (b)	97,959	97,977
floater target amortization class Series 3366 Class FD, 1.02% 5/15/37 (b)	2,565,368	2,553,189
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (j)	1,777,326	1,589,980
Series 2095 Class PE, 6% 11/15/28	985,910	1,067,547
Series 2101 Class PD, 6% 11/15/28	90,309	97,442
Series 2121 Class MG, 6% 2/15/29	397,060	428,837
Series 2131 Class BG, 6% 3/15/29	2,690,580	2,912,927
Series 2137 Class PG, 6% 3/15/29	426,338	469,856
Series 2154 Class PT, 6% 5/15/29	672,229	726,237
Series 2162 Class PH, 6% 6/15/29	159,859	175,458
Series 2425 Class JH, 6% 3/15/17	305	305
Series 2520 Class BE, 6% 11/15/32	854,915	925,090
Series 2585 Class KS, 6.83% 3/15/23 (b)(h)(i)	51,900	5,156
Series 2693 Class MD, 5.5% 10/15/33	2,331,947	2,604,230
Series 2802 Class OB, 6% 5/15/34	1,630,937	1,797,100
Series 2937 Class KC, 4.5% 2/15/20	1,390,908	1,425,141
Series 2962 Class BE, 4.5% 4/15/20	1,628,098	1,682,434
Series 3002 Class NE, 5% 7/15/35	2,460,413	2,647,695
Series 3110 Class OP, 9/15/35 (j)	1,163,145	1,070,906
Series 3119 Class PO, 2/15/36 (j)	2,054,163	1,810,727
Series 3121 Class KO, 3/15/36 (j)	363,988	320,469
Series 3123 Class LO, 3/15/36 (j)	1,163,795	1,022,239
Series 3145 Class GO, 4/15/36 (j)	1,097,882	964,081
Series 3189 Class PD, 6% 7/15/36	2,419,545	2,738,249
Series 3225 Class EO, 10/15/36 (j)	656,240	572,511
Series 3258 Class PM, 5.5% 12/15/36	1,115,194	1,224,118
Series 3415 Class PC, 5% 12/15/37	899,072	958,311
Series 3786 Class HI, 4% 3/15/38 (h)	2,999,155	262,102
Series 3806 Class UP, 4.5% 2/15/41	6,174,340	6,498,971
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,730,643
sequential payer:
Series 2135 Class JE, 6% 3/15/29	207,383	224,053
Series 2274 Class ZM, 6.5% 1/15/31	221,873	252,213
Series 2281 Class ZB, 6% 3/15/30	536,210	577,500
Series 2303 Class ZV, 6% 4/15/31	235,354	254,892
Series 2357 Class ZB, 6.5% 9/15/31	1,636,864	1,873,863
Series 2502 Class ZC, 6% 9/15/32	460,573	500,163
Series 2519 Class ZD, 5.5% 11/15/32	745,718	800,369
Series 2546 Class MJ, 5.5% 3/15/23	350,039	369,252
Series 2601 Class TB, 5.5% 4/15/23	167,887	180,294
Series 2998 Class LY, 5.5% 7/15/25	496,658	533,862
Series 3871 Class KB, 5.5% 6/15/41	5,283,000	6,163,140
Series 06-3115 Class SM, 5.83% 2/15/36 (b)(h)(i)	749,501	152,768
Series 2013-4281 Class AI, 4% 12/15/28 (h)	10,211,924	931,615
Series 2844:
Class SC, 41.795% 8/15/24 (b)(i)	20,802	31,310
Class SD, 76.44% 8/15/24 (b)(i)	30,603	61,551
Series 2933 Class ZM, 5.75% 2/15/35	4,001,382	4,643,950
Series 2935 Class ZK, 5.5% 2/15/35	8,211,997	9,237,933
Series 2947 Class XZ, 6% 3/15/35	2,887,501	3,198,969
Series 2996 Class ZD, 5.5% 6/15/35	3,188,987	3,629,501
Series 3055 Class CS, 5.82% 10/15/35 (b)(h)	1,080,843	213,511
Series 3237 Class C, 5.5% 11/15/36	4,863,872	5,494,162
Series 3244 Class SG, 5.89% 11/15/36 (b)(h)(i)	2,671,653	507,205
Series 3284 Class CI, 5.35% 3/15/37 (b)(h)	5,968,032	1,097,960
Series 3287 Class SD, 5.98% 3/15/37 (b)(h)(i)	3,896,736	777,346
Series 3297 Class BI, 5.99% 4/15/37 (b)(h)(i)	5,749,376	1,179,813
Series 3336 Class LI, 5.81% 6/15/37 (b)(h)	1,913,487	341,272
Series 3772 Class BI, 4.5% 10/15/18 (h)	718,210	17,393
Series 3949 Class MK, 4.5% 10/15/34	1,729,032	1,830,068
Series 4055 Class BI, 3.5% 5/15/31 (h)	4,984,636	534,936
Series 4149 Class IO, 3% 1/15/33 (h)	3,031,681	390,932
Series 4314 Class AI, 5% 3/15/34 (h)	2,029,594	265,448
Series 4427 Class LI, 3.5% 2/15/34 (h)	8,529,625	1,054,033
Series 4471 Class PA 4% 12/15/40	20,798,431	21,763,021
Series 4476 Class IA, 3.5% 1/15/32 (h)	9,273,742	858,491
target amortization class Series 2156 Class TC, 6.25% 5/15/29	549,901	596,488
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.67% 2/15/24 (b)	219,094	221,008
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	364,509	399,657
Series 2056 Class Z, 6% 5/15/28	746,821	806,965
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	16,036,008	17,081,024
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 5.92% 6/16/37 (b)(h)(i)	1,141,305	230,761
Series 2010-H03 Class FA, 1.3261% 3/20/60 (b)(k)	13,588,071	13,564,533
Series 2010-H17 Class FA, 1.1061% 7/20/60 (b)(k)	1,490,487	1,476,032
Series 2010-H18 Class AF, 0.9467% 9/20/60 (b)(k)	1,838,096	1,818,870
Series 2010-H19 Class FG, 1.0717% 8/20/60 (b)(k)	2,028,675	2,007,700
Series 2010-H27 Series FA, 1.1517% 12/20/60 (b)(k)	3,702,625	3,672,811
Series 2011-H05 Class FA, 1.2717% 12/20/60 (b)(k)	5,824,498	5,805,049
Series 2011-H07 Class FA, 1.1467% 2/20/61 (b)(k)	11,410,367	11,374,884
Series 2011-H12 Class FA, 1.1367% 2/20/61 (b)(k)	15,010,412	14,958,754
Series 2011-H13 Class FA, 1.1467% 4/20/61 (b)(k)	5,480,140	5,462,072
Series 2011-H14:
Class FB, 1.2717% 5/20/61 (b)(k)	7,250,425	7,223,659
Class FC, 1.2717% 5/20/61 (b)(k)	5,698,192	5,678,239
Series 2011-H17 Class FA, 1.3017% 6/20/61 (b)(k)	7,476,482	7,459,432
Series 2011-H21 Class FA, 1.2467% 10/20/61 (b)(k)	8,369,634	8,367,774
Series 2012-H01 Class FA, 1.3467% 11/20/61 (b)(k)	7,208,963	7,230,702
Series 2012-H03 Class FA, 1.4717% 1/20/62 (b)(k)	4,604,414	4,618,266
Series 2012-H06 Class FA, 1.2767% 1/20/62 (b)(k)	6,910,014	6,915,143
Series 2012-H07 Class FA, 1.2767% 3/20/62 (b)(k)	4,290,639	4,294,922
Series 2012-H21 Class DF, 1.2967% 5/20/61 (b)(k)	6,252,853	6,262,507
Series 2012-H23 Class WA, 1.2917% 10/20/62 (b)(k)	1,142,649	1,139,230
Series 2012-H26, Class CA, 1.1767% 7/20/60 (b)(k)	14,327,383	14,296,246
Series 2013-H07 Class BA, 1.0067% 3/20/63 (b)(k)	1,373,406	1,360,989
Series 2014-H03 Class FA, 1.3717% 1/20/64 (b)(k)	6,781,887	6,780,157
Series 2014-H05 Class FB, 1.3717% 12/20/63 (b)(k)	17,629,404	17,624,600
Series 2014-H11 Class BA, 1.2717% 6/20/64 (b)(k)	5,617,632	5,596,971
Series 2015-H07 Class FA, 0.3% 3/20/65 (b)(k)	19,563,622	19,502,751
Series 2015-H13 Class FL, 1.0517% 5/20/63 (b)(k)	14,831,099	14,813,803
Series 2015-H19 Class FA, 0.9717% 4/20/63 (b)(k)	19,491,781	19,450,047
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	949,443	1,067,512
Series 1997-8 Class PE, 7.5% 5/16/27	403,633	468,638
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	2,314,548	289,369
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	3,723,525	4,089,221
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	27,105,067	27,020,949
Series 2016-H04 Class FE, 1.4217% 11/20/65 (b)(k)	34,323,640	34,364,365
Series 2004-32 Class GS, 5.73% 5/16/34 (b)(h)(i)	596,071	109,916
Series 2004-73 Class AL, 6.43% 8/17/34 (b)(h)(i)	738,811	170,321
Series 2007-35 Class SC, 35.58% 6/16/37 (b)(i)	47,027	85,078
Series 2010-14 Class SN, 5.18% 2/16/40 (b)(h)(i)	4,489,652	697,462
Series 2010-H10 Class FA, 1.1061% 5/20/60 (b)(k)	4,686,459	4,641,699
Series 2011-94 Class SA, 5.3194% 7/20/41 (b)(h)(i)	2,309,002	378,627
Series 2012-76 Class GS, 5.93% 6/16/42 (b)(h)(i)	2,279,443	430,657
Series 2012-97 Class JS, 5.48% 8/16/42 (b)(h)(i)	7,622,724	1,243,578
Series 2013-124:
Class ES, 7.6259% 4/20/39 (b)(i)	7,549,530	7,991,524
Class ST, 7.7593% 8/20/39 (b)(i)	15,239,771	16,524,286
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	60,420,633	61,041,159
Series 2015-H17:
Class GZ, 4.439% 5/20/65 (b)(k)	1,716,489	1,829,762
Class HA, 2.5% 5/20/65 (k)	47,327,711	47,823,095
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)	1,456,105	1,470,289
Class JA, 2.5% 6/20/65 (k)	33,363,396	33,694,975
Series 2017-H06 Class FA, 1.17% 8/20/66 (b)(k)	33,194,000	33,230,308

TOTAL U.S. GOVERNMENT AGENCY		720,080,255

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $724,451,076)		722,410,446

Commercial Mortgage Securities - 2.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (b)(h)	177,480	2,272
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (a)(b)	13,387	12,460
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (a)(b)	511,914	446,774
Class B1, 2.1783% 1/25/36 (a)(b)	15,357	11,999
Class M1, 1.2283% 1/25/36 (a)(b)	165,069	138,818
Class M2, 1.2483% 1/25/36 (a)(b)	33,412	27,360
Class M3, 1.2783% 1/25/36 (a)(b)	72,392	59,004
Class M4, 1.3883% 1/25/36 (a)(b)	27,048	22,730
Class M5, 1.4283% 1/25/36 (a)(b)	27,048	20,296
Class M6, 1.4783% 1/25/36 (a)(b)	28,639	21,640
Series 2006-3A Class M4, 1.2083% 10/25/36 (a)(b)	14,719	12,310
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	345,227	299,901
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	766,709	663,888
Class A2, 1.0761% 7/25/37 (a)(b)	718,289	616,559
Class M1, 1.1261% 7/25/37 (a)(b)	220,089	170,962
Class M2, 1.1661% 7/25/37 (a)(b)	114,846	88,787
Class M3, 1.2461% 7/25/37 (a)(b)	89,954	64,167
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	308,635	260,074
Class M1, 1.0661% 7/25/37 (a)(b)	122,727	96,770
Class M2, 1.0961% 7/25/37 (a)(b)	130,834	99,780
Class M3, 1.1261% 7/25/37 (a)(b)	211,068	157,388
Class M4, 1.2561% 7/25/37 (a)(b)	370,417	248,489
Class M5, 1.3561% 7/25/37 (a)(b)	158,624	82,645
Series 2007-4A Class M1, 1.7283% 9/25/37 (a)(b)	33,459	8,232
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(h)	8,343,189	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.7107% 6/11/40 (b)	974,056	974,209
Series 2007-PW18 Class A4, 5.7% 6/11/50	16,856,985	17,118,085
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (a)(b)	23,188	23,094
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.767% 12/15/27 (a)(b)	9,301,005	9,359,179
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (b)	11,514,048	11,540,578
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	11,777,920	11,883,885
CSMC Series 2015-TOWN:
Class B, 2.6672% 3/15/28 (a)(b)	4,988,000	4,981,693
Class C, 3.0172% 3/15/28 (a)(b)	4,859,000	4,855,726
Class D, 3.9672% 3/15/28 (a)(b)	7,352,000	7,352,321
Freddie Mac Series K723 Class A1, 2.292% 4/25/23	11,220,140	11,174,965
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	25,600,000	26,174,548
Class CFX, 3.3822% 12/15/34 (a)(b)	21,481,000	21,876,439
Class DFX, 3.3822% 12/15/34 (a)(b)	18,206,000	18,395,299
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	3,348,216	3,346,899
GS Mortgage Securities Corp. Trust:
Series 2013-XA1, 1.331% 1/10/30 (a)(b)(h)	123,825,712	1,019,259
Series 2013-XB1, 0.6525% 1/10/30 (a)(b)(h)	120,531,000	511,738
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (b)	16,470,858	16,489,477
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (b)	59,372,014	59,491,108
Series 2007-LDPX Class A3, 5.42% 1/15/49	2,150,561	2,148,857
Series 2007-CB20 Class A1A, 5.746% 2/12/51	49,666,945	50,335,268
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (b)	998,911	1,006,968
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	1,769,580	1,777,038
Series 2007-C7 Class A3, 5.866% 9/15/45	43,218,154	44,001,591
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 5.8266% 6/12/50 (b)	48,674,910	48,897,802
Series 2008-C1 Class A4, 5.69% 2/12/51	2,280,766	2,313,829
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	11,799,964	11,792,762
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	3,017,568	3,024,280
Series 2007-9 Class A4, 5.7% 9/12/49	139,717	141,486
Series 2007-8 Class A3, 5.8873% 8/12/49 (b)	1,237,223	1,245,870
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (a)(b)	291,739	292,031
Series 2007-IQ14 Class A4, 5.692% 4/15/49	719,237	718,640
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	25,328,000	25,284,069
Class B, 4.181% 11/15/34 (a)	8,939,000	8,939,590
Class C, 5.205% 11/15/34 (a)	6,271,000	6,292,189
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	70,552	35,276
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C32 Class A3, 5.7165% 6/15/49 (b)	40,035,967	40,135,813
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (b)	24,227,437	24,274,322
Class A5, 5.9654% 2/15/51 (b)	12,818,000	12,937,919
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $520,930,078)		515,797,408

Municipal Securities - 2.1%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$6,536,805
7.5% 4/1/34	18,570,000	26,590,940
7.6% 11/1/40	39,105,000	58,773,642
7.625% 3/1/40	9,470,000	13,962,852
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,113,270
Series 2010 C1, 7.781% 1/1/35	28,545,000	31,145,164
Series 2012 B, 5.432% 1/1/42	7,305,000	6,259,728
Series 2014 B, 6.314% 1/1/44	33,980,000	31,292,182
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	10,208,000	10,338,764
4.95% 6/1/23	21,305,000	21,758,797
5.1% 6/1/33	126,140,000	116,987,282
Series 2010-1, 6.63% 2/1/35	21,560,000	22,240,218
Series 2010-3:
5.547% 4/1/19	655,000	679,235
6.725% 4/1/35	31,715,000	32,937,613
7.35% 7/1/35	14,750,000	15,972,038
Series 2011:
5.365% 3/1/17	770,000	770,000
5.665% 3/1/18	26,580,000	27,416,738
5.877% 3/1/19	70,360,000	74,267,794
Series 2013:
2.69% 12/1/17	6,955,000	6,951,105
3.14% 12/1/18	7,215,000	7,180,729
TOTAL MUNICIPAL SECURITIES
(Cost $516,962,369)		517,174,896

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic: (Cost $52,784,184)	$	$
4.25% 1/7/25	26,790,000	26,321,175
5.625% 1/7/41	27,107,000	25,887,185
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,784,184)		52,208,360

Bank Notes - 1.2%
Capital One NA:
1.65% 2/5/18	$25,752,000	$25,768,147
2.95% 7/23/21	31,087,000	31,457,371
Discover Bank:
(Delaware) 3.2% 8/9/21	37,401,000	37,860,733
3.1% 6/4/20	34,762,000	35,377,253
8.7% 11/18/19	3,837,000	4,367,607
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,226,587
KeyBank NA:
1.65% 2/1/18	16,646,000	16,681,872
6.95% 2/1/28	3,200,000	4,008,368
RBS Citizens NA 2.5% 3/14/19	13,902,000	14,018,777
Regions Bank 7.5% 5/15/18	55,802,000	59,347,380
UBS AG Stamford Branch 1.8% 3/26/18	39,521,000	39,594,193
Wachovia Bank NA 6% 11/15/17	6,320,000	6,518,992
TOTAL BANK NOTES
(Cost $276,487,733)		281,227,280
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.60% (l)
(Cost $669,003,000)	668,897,018	669,030,797
	Maturity Amount	Value

Cash Equivalents - 1.1%
Investments in repurchase agreements in a joint trading account at 0.53%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations) # (m)
(Cost $279,742,000)	279,746,118	279,742,000
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $24,958,356,892)		25,131,123,419
NET OTHER ASSETS (LIABILITIES) - (2.8)%(n)		(692,948,075)
NET ASSETS - 100%		$24,438,175,344

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 3/1/32	$(310,000)	$(310,749)
3.5% 3/1/47	(1,700,000)	(1,741,911)
4% 3/1/47	(23,900,000)	(25,112,198)
4% 3/1/47	(17,100,000)	(17,967,305)
4% 3/1/47	(2,800,000)	(2,942,015)
4.5% 3/1/47	(47,500,000)	(51,039,372)

TOTAL FANNIE MAE		(99,113,550)

Freddie Mac
3% 3/1/47	(74,000,000)	(73,413,224)
3% 3/1/47	(170,000,000)	(168,652,002)
3% 3/1/47	(12,000,000)	(11,904,847)
3% 3/1/47	(171,900,000)	(170,536,938)

TOTAL FREDDIE MAC		(424,507,011)

TOTAL TBA SALE COMMITMENTS
(Proceeds $524,963,457)		$(523,620,561)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
258 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	32,141,156	$(141,633)
432 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	93,487,500	(88,592)
313 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	47,468,406	(484,845)
TOTAL FUTURES CONTRACTS			$(715,070)

The face value of futures sold as a percentage of Net Assets is 0.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,226,031,393.

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Mar. 2027	USD 13,100,000	3-month LIBOR	1.75%	$(53,872)	$0	$(53,872)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,047,750,092 or 4.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,282,572.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $825,309.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $45,219.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Includes investment made with cash collateral received from securities on loan.

 (n) Includes cash collateral of $300 from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,212,148
Total	$1,212,148

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$9,493,516,850	$--	$9,493,516,850	$--
U.S. Government and Government Agency Obligations	7,066,387,778	--	7,066,387,778	--
U.S. Government Agency - Mortgage Securities	5,425,220,078	--	5,425,220,078	--
Asset-Backed Securities	108,407,526	--	107,291,838	1,115,688
Collateralized Mortgage Obligations	722,410,446	--	722,130,471	279,975
Commercial Mortgage Securities	515,797,408	--	515,797,407	1
Municipal Securities	517,174,896	--	517,174,896	--
Foreign Government and Government Agency Obligations	52,208,360	--	52,208,360	--
Bank Notes	281,227,280	--	281,227,280	--
Money Market Funds	669,030,797	669,030,797	--	--
Cash Equivalents	279,742,000	--	279,742,000	--
Total Investments in Securities:	$25,131,123,419	$669,030,797	$24,460,696,958	$1,395,664
Derivative Instruments:
Liabilities
Futures Contracts	$(715,070)	$(715,070)	$--	$--
Swaps	(53,872)	--	(53,872)	--
Total Liabilities	$(768,942)	$(715,070)	$(53,872)	$--
Total Derivative Instruments:	$(768,942)	$(715,070)	$(53,872)	$--
Other Financial Instruments:
TBA Sale Commitments	$(523,620,561)	$--	$(523,620,561)	$--
Total Other Financial Instruments:	$(523,620,561)	$--	$(523,620,561)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(715,070)
Swaps(b)	0	(53,872)
Total Interest Rate Risk	0	(768,942)
Total Value of Derivatives	$0	$(768,942)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$279,742,000 due 3/01/17 at 0.53%
J.P. Morgan Securities, Inc.	$279,742,000
$279,742,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $271,817,053 and repurchase agreements of $279,742,000) — See accompanying schedule: Unaffiliated issuers (cost $24,289,353,892)	$24,462,092,622
Fidelity Central Funds (cost $669,003,000)	669,030,797
Total Investments (cost $24,958,356,892)		$25,131,123,419
Receivable for investments sold		83,630,942
Receivable for TBA sale commitments		524,963,457
Receivable for fund shares sold		864,130,584
Interest receivable		155,335,529
Distributions receivable from Fidelity Central Funds		363,799
Other receivables		5,905
Total assets		26,759,553,635
Liabilities
Payable to custodian bank	$121,082
Payable for investments purchased
Regular delivery	444,100,848
Delayed delivery	1,065,413,664
TBA sale commitments, at value	523,620,561
Payable for fund shares redeemed	534,432
Distributions payable	3
Accrued management fee	6,835,358
Payable for daily variation margin for derivative instruments	115,804
Other affiliated payables	894,239
Collateral on securities loaned	279,742,300
Total liabilities		2,321,378,291
Net Assets		$24,438,175,344
Net Assets consist of:
Paid in capital		$24,247,338,939
Undistributed net investment income		39,363,995
Accumulated undistributed net realized gain (loss) on investments		(21,868,071)
Net unrealized appreciation (depreciation) on investments		173,340,481
Net Assets		$24,438,175,344
Series Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($12,309,772,422 ÷ 1,100,597,720 shares)		$11.18
Class F:
Net Asset Value, offering price and redemption price per share ($12,128,402,922 ÷ 1,084,017,182 shares)		$11.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$339,949,145
Income from Fidelity Central Funds		1,212,148
Total income		341,161,293
Expenses
Management fee	$40,734,736
Transfer agent fees	5,391,873
Independent trustees' fees and expenses	48,311
Miscellaneous	38,085
Total expenses before reductions	46,213,005
Expense reductions	(11,519)	46,201,486
Net investment income (loss)		294,959,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,307,445
Fidelity Central Funds	147,996
Futures contracts	(15,595,383)
Swaps	3,554,763
Total net realized gain (loss)		5,414,821
Change in net unrealized appreciation (depreciation) on: Investment securities	(608,966,183)
Futures contracts	(1,051,146)
Swaps	831,830
Delayed delivery commitments	1,337,244
Total change in net unrealized appreciation (depreciation)		(607,848,255)
Net gain (loss)		(602,433,434)
Net increase (decrease) in net assets resulting from operations		$(307,473,627)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$294,959,807	$677,080,046
Net realized gain (loss)	5,414,821	212,368,529
Change in net unrealized appreciation (depreciation)	(607,848,255)	666,767,690
Net increase (decrease) in net assets resulting from operations	(307,473,627)	1,556,216,265
Distributions to shareholders from net investment income	(328,826,613)	(695,639,726)
Distributions to shareholders from net realized gain	(235,564,576)	(172,469,206)
Total distributions	(564,391,189)	(868,108,932)
Share transactions - net increase (decrease)	1,718,775,623	(2,311,359,788)
Total increase (decrease) in net assets	846,910,807	(1,623,252,455)
Net Assets
Beginning of period	23,591,264,537	25,214,516,992
End of period	$24,438,175,344	$23,591,264,537
Other Information
Undistributed net investment income end of period	$39,363,995	$73,230,801

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.62	$11.27	$11.47	$11.07	$12.05	$11.83
Income from Investment Operations
Net investment income (loss)A	.140	.318	.296	.298	.240	.321
Net realized and unrealized gain (loss)	(.308)	.437	(.204)	.406	(.542)	.464
Total from investment operations	(.168)	.755	.092	.704	(.302)	.785
Distributions from net investment income	(.156)	(.325)	(.284)	(.296)	(.229)	(.345)
Distributions from net realized gain	(.116)	(.080)	(.008)	(.008)	(.449)	(.220)
Total distributions	(.272)	(.405)	(.292)	(.304)	(.678)	(.565)
Net asset value, end of period	$11.18	$11.62	$11.27	$11.47	$11.07	$12.05
Total ReturnB,C	(1.44)%	6.87%	.79%	6.44%	(2.67)%	6.87%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.51%F	2.81%	2.59%	2.64%	2.09%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$12,309,772	$11,889,444	$13,024,398	$12,027,554	$14,142,872	$14,011,346
Portfolio turnover rateG	233%F	121%	157%	105%	215%	158%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Investment Grade Bond Fund Class F

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.62	$11.27	$11.47	$11.08	$12.05	$11.84
Income from Investment Operations
Net investment income (loss)A	.145	.328	.307	.309	.251	.332
Net realized and unrealized gain (loss)	(.298)	.438	(.204)	.397	(.532)	.455
Total from investment operations	(.153)	.766	.103	.706	(.281)	.787
Distributions from net investment income	(.161)	(.336)	(.295)	(.308)	(.240)	(.357)
Distributions from net realized gain	(.116)	(.080)	(.008)	(.008)	(.449)	(.220)
Total distributions	(.277)	(.416)	(.303)	(.316)	(.689)	(.577)
Net asset value, end of period	$11.19	$11.62	$11.27	$11.47	$11.08	$12.05
Total ReturnB,C	(1.31)%	6.97%	.88%	6.45%	(2.49)%	6.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%F	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%F	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%F	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	2.60%F	2.91%	2.69%	2.74%	2.18%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$12,128,403	$11,701,820	$12,190,119	$11,241,255	$13,038,230	$10,103,504
Portfolio turnover rateG	233%F	121%	157%	105%	215%	158%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$493,770,170
Gross unrealized depreciation	(279,112,538)
Net unrealized appreciation (depreciation) on securities	$214,657,632
Tax cost	$24,916,465,787

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(15,595,383)	$(1,051,146)
Swaps	3,554,763	831,830
Total Interest Rate Risk	(12,040,620)	(219,316)
Totals	$(12,040,620)	$(219,316)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $558,177,358 and $2,172,427,822, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Investment Grade Bond	$5,391,873.09

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38,085 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,763,998.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $11,519.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Series Investment Grade Bond	$162,771,282	$349,596,031
Class F	166,055,331	346,043,695
Total	$328,826,613	$695,639,726
From net realized gain
Series Investment Grade Bond	$118,392,262	$88,464,203
Class F	117,172,314	84,005,003
Total	$235,564,576	$172,469,206

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Series Investment Grade Bond
Shares sold	112,044,382	98,264,547	$1,251,183,502	$1,108,974,261
Reinvestment of distributions	24,904,762	38,904,353	281,163,544	438,060,234
Shares redeemed	(59,790,179)	(269,584,395)	(674,066,973)	(3,031,340,681)
Net increase (decrease)	77,158,965	(132,415,495)	$858,280,073	$(1,484,306,186)
Class F
Shares sold	124,957,995	142,942,299	$1,397,693,570	$1,614,041,575
Reinvestment of distributions	25,073,790	38,165,393	283,227,645	430,048,668
Shares redeemed	(72,989,646)	(255,562,496)	(820,425,665)	(2,871,143,845)
Net increase (decrease)	77,042,139	(74,454,804)	$860,495,550	$(827,053,602)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Series Investment Grade Bond	.45%
Actual		$1,000.00	$985.60	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class F	.35%
Actual		$1,000.00	$986.90	$1.72
Hypothetical-C		$1,000.00	$1,023.06	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

New Advisory Contracts.  The Board noted that, at its July 2016 meeting, it had voted to approve a new management contract and new sub-advisory agreements for the fund (New Advisory Contracts) that will take effect if the shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) approve new management contracts for the Freedom Funds. The Board noted that under the New Advisory Contracts, the fund will no longer pay a management fee to FMR. The Board also noted that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Fidelity Series Investment Grade Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board further considered that FMR has contractually agreed to reimburse the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.45%.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Short-Term Bond Fund -
Class A, Class T (to be named Class M), Class C and Class I

Semi-Annual Report

February 28, 2017

Class A, Class T, Class C, and Class I are classes of Fidelity® Short-Term Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	27.3%
AAA	18.4%
AA	3.8%
A	19.1%
BBB	27.2%
BB and Below	1.7%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	1.8%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	25.9%
AAA	19.4%
AA	5.5%
A	18.6%
BBB	24.9%
BB and Below	2.0%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Corporate Bonds	49.0%
U.S. Government and U.S. Government Agency Obligations	27.3%
Asset-Backed Securities	15.0%
CMOs and Other Mortgage Related Securities	4.3%
Municipal Bonds	0.2%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 14.7%

 ** Futures and Swaps - 0.0%

As of August 31, 2016*,**
Corporate Bonds	46.5%
U.S. Government and U.S. Government Agency Obligations	25.9%
Asset-Backed Securities	14.9%
CMOs and Other Mortgage Related Securities	6.6%
Municipal Bonds	0.2%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 14.9%

 ** Futures and Swaps - 0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 2.4%
American Honda Finance Corp.:
1.5% 11/19/18	$9,394	$9,382
1.7% 2/22/19	6,267	6,267
2% 2/14/20	12,600	12,618
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	13,451	13,457
1.5% 7/5/19 (a)	10,750	10,619
1.65% 3/2/18 (a)	7,774	7,774
1.65% 5/18/18 (a)	11,600	11,583
2.3% 1/6/20 (a)	12,000	12,030
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	10,110
2.4% 4/10/18	13,827	13,916
2.4% 5/9/19	5,000	5,034
3.15% 1/15/20	2,000	2,038
4.2% 3/1/21	6,000	6,288
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	12,558	12,551
1.65% 5/22/18 (a)	6,300	6,281
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	7,444	7,436
2.375% 3/22/17 (a)	5,868	5,871
		153,255
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,564	2,582
Media - 1.7%
21st Century Fox America, Inc. 4.5% 2/15/21	20,000	21,426
CBS Corp. 2.3% 8/15/19	5,200	5,216
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	21,210	21,804
Comcast Corp. 6.3% 11/15/17	12,000	12,425
COX Communications, Inc. 6.25% 6/1/18 (a)	1,810	1,901
Time Warner Cable, Inc. 5.85% 5/1/17	17,093	17,218
Time Warner, Inc.:
4.75% 3/29/21	5,980	6,419
6.875% 6/15/18	9,300	9,918
Viacom, Inc. 2.2% 4/1/19	7,774	7,765
		104,092

TOTAL CONSUMER DISCRETIONARY		259,929

CONSUMER STAPLES - 3.3%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	26,630	26,710
2.65% 2/1/21	22,878	23,120
		49,830
Food & Staples Retailing - 0.5%
CVS Health Corp.:
1.9% 7/20/18	16,613	16,687
2.25% 12/5/18	5,000	5,048
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,551	1,555
1.75% 5/30/18	9,262	9,279
		32,569
Food Products - 0.2%
The J.M. Smucker Co. 1.75% 3/15/18	4,056	4,066
Tyson Foods, Inc. 2.65% 8/15/19	6,460	6,541
		10,607
Tobacco - 1.8%
BAT International Finance PLC:
1.4734% 6/15/18 (a)(b)	10,000	10,010
1.85% 6/15/18 (a)	30,000	30,005
2.75% 6/15/20 (a)	12,080	12,163
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	7,701	7,720
2.05% 7/20/18 (a)	25,710	25,739
Philip Morris International, Inc.:
1.375% 2/25/19	15,998	15,895
1.875% 1/15/19	3,400	3,417
Reynolds American, Inc.:
2.3% 6/12/18	2,688	2,706
3.25% 6/12/20	7,781	7,972
		115,627

TOTAL CONSUMER STAPLES		208,633

ENERGY - 3.6%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.25% 3/16/18	449	452
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,393
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	17,909
		30,754
Oil, Gas & Consumable Fuels - 3.1%
BP Capital Markets PLC:
1.375% 5/10/18	7,160	7,146
1.674% 2/13/18	8,500	8,517
1.676% 5/3/19	3,128	3,115
1.846% 5/5/17	6,953	6,961
2.315% 2/13/20	10,676	10,739
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,475	2,476
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,141
ConocoPhillips Co.:
1.5% 5/15/18	15,988	15,954
2.2% 5/15/20	2,000	2,004
DCP Midstream Operating LP 2.7% 4/1/19	544	540
Enbridge, Inc. 1.3842% 6/2/17 (b)	11,191	11,195
Energy Transfer Partners LP 2.5% 6/15/18	3,456	3,481
Enterprise Products Operating LP:
1.65% 5/7/18	14,703	14,672
2.55% 10/15/19	1,251	1,266
Exxon Mobil Corp. 1.708% 3/1/19	17,000	17,033
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	579
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,904
3.05% 12/1/19	9,592	9,760
Marathon Petroleum Corp. 2.7% 12/14/18	9,578	9,704
Petro-Canada 6.05% 5/15/18	7,774	8,166
Petroleos Mexicanos:
3.125% 1/23/19	1,067	1,078
5.5% 2/4/19	6,500	6,833
Phillips 66 Co. 2.95% 5/1/17	3,315	3,324
Shell International Finance BV 2.125% 5/11/20	9,067	9,092
TransCanada PipeLines Ltd.:
1.625% 11/9/17	11,249	11,256
1.875% 1/12/18	12,481	12,504
3.125% 1/15/19	5,527	5,633
		193,073

TOTAL ENERGY		223,827

FINANCIALS - 23.6%
Banks - 14.1%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	15,230	15,258
Bank of America Corp.:
2% 1/11/18	13,609	13,672
2.6% 1/15/19	20,519	20,773
2.625% 10/19/20	5,000	5,034
2.65% 4/1/19	8,000	8,105
Bank of Montreal 1.4% 4/10/18	6,800	6,792
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	11,579	11,570
1.7% 3/5/18 (a)	19,024	19,027
Barclays PLC:
2% 3/16/18	6,150	6,150
2.75% 11/8/19	14,000	14,109
3.25% 1/12/21	6,858	6,925
BNP Paribas 2.375% 9/14/17	15,444	15,530
BNP Paribas SA 2.7% 8/20/18	12,311	12,474
BPCE SA 2.5% 12/10/18	18,000	18,140
Capital One NA:
2.35% 8/17/18	10,500	10,570
2.35% 1/31/20	15,650	15,679
Citigroup, Inc.:
1.7% 4/27/18	17,280	17,275
2.05% 6/7/19	31,921	31,931
2.15% 7/30/18	5,750	5,777
2.45% 1/10/20	10,150	10,196
2.5% 9/26/18	12,200	12,319
2.5% 7/29/19	8,367	8,447
Citizens Bank NA:
2.25% 3/2/20	12,000	11,993
2.45% 12/4/19	1,240	1,250
2.55% 5/13/21	10,093	10,067
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,517
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,307
Credit Suisse New York Branch:
1.375% 5/26/17	20,519	20,536
1.5423% 5/26/17 (b)	8,595	8,604
1.75% 1/29/18	15,547	15,570
Discover Bank:
2% 2/21/18	20,473	20,533
2.6% 11/13/18	7,250	7,329
Fifth Third Bancorp 4.5% 6/1/18	5,894	6,090
Fifth Third Bank 2.15% 8/20/18	7,388	7,442
HSBC Bank PLC 1.5% 5/15/18 (a)	7,320	7,297
HSBC Holdings PLC 2.95% 5/25/21	12,415	12,498
HSBC U.S.A., Inc.:
1.7% 3/5/18	7,947	7,957
2.625% 9/24/18	6,383	6,446
Huntington National Bank 2% 6/30/18	12,100	12,122
ING Bank NV:
1.6879% 10/1/19 (a)(b)	5,200	5,212
1.8% 3/16/18 (a)	16,562	16,573
Intesa Sanpaolo SpA 3.875% 1/16/18	7,000	7,099
JPMorgan Chase & Co.:
1.7% 3/1/18	20,725	20,768
2.2% 10/22/19	3,329	3,347
2.25% 1/23/20	4,447	4,468
2.35% 1/28/19	11,485	11,609
KeyBank NA 1.7% 6/1/18	9,131	9,153
La Caisse Centrale 1.75% 1/29/18 (a)	8,185	8,198
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	12,290	12,406
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	9,172	9,176
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	20,676	20,680
1.6371% 3/26/18 (a)(b)	8,050	8,072
MUFG Americas Holdings Corp. 1.625% 2/9/18	1,790	1,792
Nordea Bank AB 1.875% 9/17/18 (a)	11,200	11,203
PNC Bank NA:
1.5% 2/23/18	8,053	8,055
1.8% 11/5/18	11,500	11,521
Regions Financial Corp. 3.2% 2/8/21	6,820	6,949
Royal Bank of Canada:
1.5% 6/7/18	12,000	11,995
1.5% 7/29/19	12,690	12,574
2.125% 3/2/20	15,000	14,989
2.2% 7/27/18	7,079	7,135
Royal Bank of Scotland Group PLC 1.9382% 3/31/17 (b)	31,778	31,767
Sumitomo Mitsui Banking Corp.:
1.75% 1/16/18	17,645	17,664
1.8% 7/18/17	10,796	10,816
2.05% 1/18/19	16,150	16,166
SunTrust Bank 2.25% 1/31/20	15,000	15,066
The Toronto-Dominion Bank:
1.45% 9/6/18	10,000	9,987
1.45% 8/13/19	14,925	14,761
2.25% 11/5/19	13,700	13,820
Wells Fargo & Co.:
1.5% 1/16/18	30,480	30,484
2.6% 7/22/20	10,000	10,119
Westpac Banking Corp.:
1.6% 8/19/19	12,000	11,883
2.15% 3/6/20	12,400	12,388
		889,206
Capital Markets - 3.4%
Deutsche Bank AG London Branch:
1.875% 2/13/18	8,123	8,122
2.5% 2/13/19	1,000	1,000
2.85% 5/10/19	16,350	16,434
Goldman Sachs Group, Inc.:
1.748% 9/15/17	22,837	22,889
1.7565% 12/13/19 (b)	15,000	15,092
2% 4/25/19	9,100	9,084
2.375% 1/22/18	13,689	13,791
2.55% 10/23/19	15,830	15,995
2.625% 1/31/19	20,185	20,432
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,297	4,357
2.75% 12/1/20	7,267	7,392
Moody's Corp.:
2.75% 7/15/19	8,543	8,660
2.75% 12/15/21	1,564	1,559
Morgan Stanley:
1.875% 1/5/18	14,774	14,822
2.375% 7/23/19	5,730	5,769
2.5% 1/24/19	15,000	15,140
2.65% 1/27/20	12,000	12,133
S&P Global, Inc. 2.5% 8/15/18	3,751	3,783
UBS AG Stamford Branch:
1.375% 6/1/17	2,270	2,271
1.375% 8/14/17	12,423	12,428
2.375% 8/14/19	2,280	2,295
		213,448
Consumer Finance - 3.5%
American Express Credit Corp.:
1.875% 11/5/18	7,800	7,827
2.2% 3/3/20	10,275	10,264
2.25% 5/5/21	9,000	8,932
2.6% 9/14/20	16,520	16,700
Capital One Financial Corp. 2.45% 4/24/19	6,180	6,232
Caterpillar Financial Services Corp. 2.1% 1/10/20	8,625	8,657
Discover Financial Services 6.45% 6/12/17	19,178	19,427
Ford Motor Credit Co. LLC:
1.684% 9/8/17	12,224	12,241
1.897% 8/12/19	10,000	9,906
2.145% 1/9/18	8,595	8,629
2.24% 6/15/18	7,891	7,926
2.597% 11/4/19	10,000	10,105
2.681% 1/9/20	9,933	10,034
3% 6/12/17	21,729	21,829
Hyundai Capital America:
2% 3/19/18 (a)	7,774	7,783
2% 7/1/19 (a)	9,125	9,046
2.125% 10/2/17 (a)	9,137	9,160
2.875% 8/9/18 (a)	583	589
Synchrony Financial:
1.875% 8/15/17	10,823	10,832
2.6% 1/15/19	20,271	20,437
Toyota Motor Credit Corp. 1.55% 10/18/19	5,644	5,608
		222,164
Diversified Financial Services - 0.2%
Berkshire Hathaway Finance Corp. 1.7% 3/15/19	5,406	5,426
ING Bank NV 1.65% 8/15/19 (a)	5,200	5,132
		10,558
Insurance - 2.4%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,130
AFLAC, Inc. 2.4% 3/16/20	13,291	13,452
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	8,014
American International Group, Inc.:
2.3% 7/16/19	25,278	25,413
5.85% 1/16/18	7,518	7,791
Aon Corp. 5% 9/30/20	5,671	6,140
Assurant, Inc. 2.5% 3/15/18	7,873	7,939
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	7,356	7,449
MetLife, Inc. 1.756% 12/15/17 (b)	2,988	2,993
Metropolitan Life Global Funding I 1.5% 1/10/18 (a)	15,958	15,973
New York Life Global Funding 1.55% 11/2/18 (a)	12,260	12,225
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,765
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,669
Prudential Financial, Inc. 2.3% 8/15/18	6,074	6,119
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	16,742	17,058
		152,130

TOTAL FINANCIALS		1,487,506

HEALTH CARE - 4.7%
Biotechnology - 0.6%
AbbVie, Inc.:
1.8% 5/14/18	15,781	15,816
2.5% 5/14/20	7,370	7,407
Amgen, Inc. 2.2% 5/22/19	8,204	8,278
Celgene Corp. 2.125% 8/15/18	5,502	5,530
		37,031
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories 2.35% 11/22/19	15,000	15,078
Becton, Dickinson & Co. 1.8% 12/15/17	6,317	6,331
Medtronic, Inc. 1.5% 3/15/18	9,841	9,856
Zimmer Biomet Holdings, Inc. 2% 4/1/18	13,880	13,923
		45,188
Health Care Providers & Services - 0.8%
Aetna, Inc. 1.9% 6/7/19	12,215	12,309
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,771
Express Scripts Holding Co. 1.25% 6/2/17	15,770	15,768
UnitedHealth Group, Inc.:
1.7% 2/15/19	4,193	4,198
1.9% 7/16/18	10,738	10,808
WellPoint, Inc. 1.875% 1/15/18	3,692	3,702
		48,556
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	3,048	3,066
Pharmaceuticals - 2.6%
Actavis Funding SCS:
2.0331% 3/12/18 (b)	15,958	16,062
2.35% 3/12/18	10,367	10,441
3% 3/12/20	8,931	9,093
Allergan PLC 1.875% 10/1/17	2,042	2,047
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	13,200	13,197
Mylan N.V. 2.5% 6/7/19	17,230	17,234
Perrigo Co. PLC:
2.3% 11/8/18	17,272	17,300
3.5% 3/15/21	5,024	5,101
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	20,000	19,838
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	25,000	24,833
1.7% 7/19/19	14,682	14,489
Zoetis, Inc.:
1.875% 2/1/18	13,114	13,146
3.45% 11/13/20	1,708	1,759
		164,540

TOTAL HEALTH CARE		298,381

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 1.85% 11/23/18	17,352	17,413
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	5	5
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19 (a)	2,790	2,780
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,778
Machinery - 0.2%
John Deere Capital Corp.:
1.6% 7/13/18	2,138	2,141
1.65% 10/15/18	7,802	7,810
		9,951
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,138	3,148
2.625% 9/4/18	5,039	5,088
		8,236

TOTAL INDUSTRIALS		44,163

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	11,600	11,647
Electronic Equipment & Components - 0.8%
Amphenol Corp. 1.55% 9/15/17	10,803	10,808
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	14,097
Tyco Electronics Group SA:
2.375% 12/17/18	1,388	1,400
6.55% 10/1/17	25,736	26,480
		52,785
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	9,469	9,555
3.65% 8/22/18	3,751	3,840
		13,395
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.:
2.7387% 10/5/17 (b)	13,030	13,127
2.85% 10/5/18	16,730	16,949
		30,076

TOTAL INFORMATION TECHNOLOGY		107,903

MATERIALS - 0.7%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	17,050	17,060
Ecolab, Inc.:
1.45% 12/8/17	3,704	3,701
1.55% 1/12/18	12,134	12,147
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,971
		38,879
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,998	3,988

TOTAL MATERIALS		42,867

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Boston Properties, Inc. 3.7% 11/15/18	9,650	9,926
ERP Operating LP 2.375% 7/1/19	7,103	7,163
Health Care REIT, Inc.:
2.25% 3/15/18	2,747	2,760
4.7% 9/15/17	6,357	6,463
Select Income REIT 2.85% 2/1/18	5,193	5,233
		31,545
Real Estate Management & Development - 0.4%
Essex Portfolio LP 5.5% 3/15/17	5,190	5,197
Mack-Cali Realty LP 2.5% 12/15/17	4,847	4,854
Ventas Realty LP 1.25% 4/17/17	3,068	3,068
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,341	4,354
Washington Prime Group LP 3.85% 4/1/20	9,340	9,343
		26,816

TOTAL REAL ESTATE		58,361

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	9,866	9,884
AT&T, Inc.:
1.4% 12/1/17	6,884	6,880
2.3% 3/11/19	7,280	7,320
2.45% 6/30/20	6,309	6,318
BellSouth Corp. 4.4% 4/26/17 (a)(b)	22,000	22,119
British Telecommunications PLC 2.35% 2/14/19	11,567	11,645
CenturyLink, Inc. 5.15% 6/15/17	8,649	8,715
Verizon Communications, Inc.:
1.375% 8/15/19	30,100	29,679
4.5% 9/15/20	12,500	13,332
		115,892
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 1.5% 2/19/18	6,383	6,376

TOTAL TELECOMMUNICATION SERVICES		122,268

UTILITIES - 3.8%
Electric Utilities - 1.8%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,639	2,647
Duke Energy Corp.:
1.625% 8/15/17	3,931	3,934
1.8% 9/1/21	3,796	3,672
2.1% 6/15/18	13,883	13,950
Eversource Energy 1.45% 5/1/18	1,897	1,891
Exelon Corp. 2.85% 6/15/20	6,843	6,938
FirstEnergy Corp. 2.75% 3/15/18	21,485	21,673
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	11,554	11,563
1.649% 9/1/18	2,594	2,590
Pacific Gas & Electric Co. 5.625% 11/30/17	11,071	11,414
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,643
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,013
Southern Co. 1.85% 7/1/19	16,250	16,189
TECO Finance, Inc. 1.6101% 4/10/18 (b)	13,000	13,007
		115,124
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	1,698	1,695
2.7% 6/15/21	1,671	1,662
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,000	7,256
Southern Power Co.:
1.5% 6/1/18	9,011	8,992
1.85% 12/1/17	2,439	2,444
		22,049
Multi-Utilities - 1.7%
Berkshire Hathaway Energy Co. 2% 11/15/18	7,527	7,549
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,283
Dominion Resources, Inc.:
1.4% 9/15/17	4,458	4,452
1.6% 8/15/19	4,062	4,011
1.875% 1/15/19	15,000	14,999
1.9% 6/15/18	9,703	9,698
2.5% 12/1/19	10,591	10,704
3.2982% 9/30/66 (b)	6,389	5,213
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	6,002
Sempra Energy:
1.625% 10/7/19	10,647	10,543
2.3% 4/1/17	17,962	17,978
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,455
		104,887

TOTAL UTILITIES		242,060

TOTAL NONCONVERTIBLE BONDS
(Cost $3,092,341)		3,095,898

U.S. Government and Government Agency Obligations - 24.0%
U.S. Government Agency Obligations - 1.7%
Fannie Mae:
0.875% 8/2/19	$30,311	$29,918
1% 2/26/19	75,198	74,740
1.125% 12/14/18	158	158
1.875% 9/18/18	114	115

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		104,931

U.S. Treasury Obligations - 22.3%
U.S. Treasury Notes:
0.75% 7/15/19	395,306	389,840
1.375% 2/15/20	216,999	216,287
1.375% 3/31/20	807,000	803,185

TOTAL U.S. TREASURY OBLIGATIONS		1,409,312

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,524,045)		1,514,243

U.S. Government Agency - Mortgage Securities - 1.7%
Fannie Mae - 1.2%
2.458% 2/1/44 (b)	675	694
2.459% 4/1/44 (b)	927	950
2.511% 2/1/44 (b)	548	563
2.54% 6/1/42 (b)	626	650
2.556% 5/1/44 (b)	1,033	1,062
2.576% 1/1/44 (b)	973	1,000
2.63% 4/1/44 (b)	2,352	2,422
2.646% 5/1/44 (b)	1,786	1,845
2.691% 2/1/40 (b)	504	536
2.699% 2/1/42 (b)	3,268	3,386
2.732% 2/1/40 (b)	1,602	1,695
2.772% 5/1/35 (b)	896	945
2.772% 1/1/42 (b)	2,484	2,574
2.81% 12/1/33 (b)	469	495
2.812% 7/1/35 (b)	1,330	1,404
2.876% 2/1/35 (b)	920	967
2.906% 10/1/35 (b)	3,011	3,187
2.907% 12/1/34 (b)	408	432
2.94% 11/1/34 (b)	3,004	3,199
2.943% 9/1/41 (b)	360	373
2.956% 11/1/36 (b)	1,014	1,051
2.96% 11/1/34 (b)	482	506
2.961% 3/1/40 (b)	833	884
2.973% 11/1/40 (b)	280	296
2.975% 10/1/41 (b)	204	215
3.031% 1/1/40 (b)	1,098	1,161
3.05% 8/1/41 (b)	205	216
3.05% 8/1/41 (b)	184	196
3.05% 9/1/41 (b)	1,833	1,906
3.085% 1/1/40 (b)	1,161	1,206
3.124% 4/1/35 (b)	1,183	1,242
3.187% 3/1/40 (b)	746	790
3.241% 7/1/41 (b)	553	581
3.3% 10/1/41 (b)	877	913
3.364% 10/1/41 (b)	324	337
3.435% 12/1/39 (b)	224	238
3.5% 1/1/26 to 9/1/29	21,272	22,310
3.55% 7/1/41 (b)	742	774
4.5% 6/1/19 to 7/1/20	77	79
5.5% 10/1/17 to 11/1/34	11,169	12,402
6.5% 5/1/17 to 8/1/17	7	7
7% 4/1/17 to 11/1/18	1	1
7.5% 11/1/31	1	2

TOTAL FANNIE MAE		75,692

Freddie Mac - 0.5%
2.916% 4/1/40 (b)	675	714
2.998% 2/1/40 (b)	720	765
3.028% 11/1/35 (b)	445	459
3.03% 4/1/40 (b)	651	691
3.071% 8/1/36 (b)	379	398
3.099% 10/1/42 (b)	2,052	2,169
3.13% 8/1/41 (b)	1,037	1,078
3.13% 9/1/41 (b)	643	681
3.198% 9/1/41 (b)	429	450
3.231% 4/1/41 (b)	344	356
3.282% 6/1/41 (b)	449	473
3.392% 5/1/41 (b)	358	381
3.5% 8/1/26	11,195	11,727
3.626% 5/1/41 (b)	505	531
3.665% 6/1/41 (b)	489	515
4% 6/1/24 to 4/1/26	5,092	5,412
4.5% 8/1/18 to 11/1/18	1,406	1,437
5% 4/1/20	555	570
8.5% 5/1/26 to 7/1/28	105	124

TOTAL FREDDIE MAC		28,931

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	720	838
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $104,340)		105,461

Asset-Backed Securities - 15.0%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$845	$858
Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	380	365
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (b)	39	38
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.88% 6/15/21	9,320	9,318
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	4,069	4,076
Series 2012-5 Class A, 1.54% 9/15/19	23,369	23,392
Series 2014-3 Class A, 1.33% 3/15/19	29,197	29,199
Series 2014-4 Class A2, 1.43% 6/17/19	12,365	12,372
Series 2014-5 Class A2, 1.6% 10/15/19	22,911	22,935
Series 2015-3 Class A, 1.63% 5/15/20	12,160	12,162
American Express Credit Account Master Trust:
Series 2014-4 Class A, 1.43% 6/15/20	5,022	5,027
Series 2017-1 Class A, 1.93% 9/15/22	17,281	17,322
AmeriCredit Automobile Receivables Trust:
Series 2014-1 Class A3, 0.9% 2/8/19	79	79
Series 2014-2 Class A3, 0.94% 2/8/19	2,219	2,218
Series 2014-4 Class A3, 1.27% 7/8/19	1,604	1,604
Series 2015-2 Class A3, 1.27% 1/8/20	7,887	7,883
Series 2016-1 Class A3, 2.14% 10/8/20	6,338	6,350
Series 2016-2 Class A2A, 1.42% 10/8/19	5,395	5,396
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.6033% 4/25/34 (b)	53	45
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	330	314
Series 2004-W7 Class M1, 1.6033% 5/25/34 (b)	131	127
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (b)	656	229
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 1.1411% 3/25/36 (b)	4	0
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	15,889	15,879
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.41% 11/25/20	8,930	8,839
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	1,993	1,993
Series 2015-2 Class A2, 1.39% 9/20/18	4,874	4,876
Series 2016-1 Class A3, 1.73% 4/20/20	7,385	7,382
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	15,293	15,312
Series 2015-A1 Class A, 1.39% 1/15/21	17,120	17,121
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500	1,501
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,612
Series 2016-A4 Class A4, 1.4% 6/15/22	13,463	13,325
Carmax Auto Owner Trust Series 2015-3 Class A3, 1.63% 5/15/20	5,761	5,767
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	11,221	11,128
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (b)	1,073	802
Chase Issuance Trust:
Series 2014-A7 Class A, 1.38% 11/15/19	15,127	15,136
Series 2015-A2, Class A, 1.59% 2/18/20	9,668	9,688
Series 2015-A7 Class A7, 1.62% 7/15/20	10,463	10,483
Series 2016-A2 Class A, 1.37% 6/15/21	16,440	16,319
Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,662
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	7,570	7,568
Series 2016-BA Class A2, 1.6% 1/15/20 (a)	10,546	10,540
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	6,130	6,132
Citibank Credit Card Issuance Trust:
Series 2014-A8 Class A8, 1.73% 4/9/20	15,490	15,543
Series 2017-A2 Class A2, 1.1933% 1/19/21	15,722	15,749
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0283% 3/25/32 (b)	7	7
Series 2004-2 Class 3A4, 1.2783% 7/25/34 (b)	261	232
Series 2004-3 Class M4, 2.2333% 4/25/34 (b)	33	31
Series 2004-4 Class M2, 1.5733% 6/25/34 (b)	48	46
Dell Equipment Finance Trust:
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	3,727	3,727
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	1,868	1,868
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,259
Series 2014-A5 Class A, 1.39% 4/15/20	12,080	12,086
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	21,963
Series 2016-A1 Class A1, 1.64% 7/15/21	11,630	11,625
Series 2016-A4 Class A4, 1.39% 3/15/22	13,612	13,478
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	4,834	4,831
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	5,138	5,133
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	6,817	6,804
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	6,216	6,218
Fannie Mae Series 2004-T5:
Class AB1, 1.2142% 5/28/35 (b)	537	490
Class AB3, 1.5005% 5/28/35 (b)	245	217
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (b)	192	183
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	8,217	8,278
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,235
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,801
Series 2015-C Class A3, 1.41% 2/15/20	8,892	8,889
Series 2016-B Class A3, 1.33% 10/15/20	9,231	9,189
Series 2017-A Class A3, 1.91% 6/15/21	11,089	11,084
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,687
Series 2015-4 Class A1, 1.77% 8/15/20	9,880	9,898
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,666
Series 2016-3 Class A1, 1.55% 7/15/21	8,000	7,940
Fremont Home Loan Trust:
Series 2004-D Class M5, 2.2711% 11/25/34 (b)	45	1
Series 2005-A:
Class M3, 1.5061% 1/25/35 (b)	565	524
Class M4, 1.7911% 1/25/35 (b)	207	108
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (a)(b)	863	727
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (a)(b)	56	53
Class B, 1.05% 11/15/34 (a)(b)	20	19
Class C, 1.15% 11/15/34 (a)(b)	34	31
Class D, 1.52% 11/15/34 (a)(b)	13	12
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	1,553	1,553
Series 2015-1 Class A3, 1.53% 9/20/18	9,760	9,770
Series 2015-2 Class A3, 1.68% 12/20/18	8,968	8,983
Series 2016-2 Class A2A, 1.28% 10/22/18	9,218	9,208
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	16,253	16,256
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	9,992
Series 2017-1 Class A1, 2.25% 1/18/22 (a)	9,903	9,892
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (b)	39	37
Series 2003-5 Class A2, 1.4711% 12/25/33 (b)	179	171
Series 2004-1 Class M2, 2.4711% 6/25/34 (b)	158	147
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	5,488	5,475
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	756	545
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	6,238	6,228
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	12,772	12,780
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	8,760	8,753
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,845
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (b)	359	186
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.9283% 7/25/36 (b)	5,155	2,603
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (b)	211	4
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	6,300	6,302
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	12,958	12,852
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (b)	16	14
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (b)	24	23
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (b)	1	1
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (b)	471	456
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	369	336
Series 2004-NC8 Class M6, 2.6533% 9/25/34 (b)	35	33
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (b)	103	96
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (b)	84	3
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (a)	3,865	3,866
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	11,273	11,251
Navient Student Loan Trust Series 2016-6A Class A1, 1.2583% 3/25/66 (a)(b)	12,145	12,163
Nissan Auto Receivables Owner Trust:
Series 2016-A Class A3, 1.34% 10/15/20	6,747	6,719
Series 2016-B Class A3, 1.32% 1/15/21	7,401	7,356
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,921
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	12,071	12,071
Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,064
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.6404% 10/30/45 (b)	1,427	1,354
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (b)	2,840	2,745
Class M4, 2.9461% 9/25/34 (b)	1,212	773
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (b)	845	800
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (b)	3	3
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	1,957	1,958
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (b)	331	317
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.76% 3/25/20 (a)	7,254	7,218
Series 2017-1A Class A3, 1.81% 8/25/20 (a)	10,965	10,945
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.9134% 6/15/33 (b)	1,165	1,158
Series 2004-B:
Class A2, 1.1634% 6/15/21 (b)	222	222
Class C, 1.8334% 9/15/33 (b)	1,771	1,746
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (b)	28	26
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	434	434
Series 2015-3 class A, 1.74% 9/15/21	11,000	11,012
Series 2016-1 Class A, 2.04% 3/15/22	9,550	9,592
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	8,843	8,836
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (b)	340	320
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.51% 4/15/20	5,865	5,844
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	7,607	7,550
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (a)(b)	261	127
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,761
Series 2016-2A Class A, 1.68% 5/20/21 (a)	13,878	13,806
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	3,096	3,095
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	85	85
Series 2014-1 Class A3, 0.91% 10/22/18	2,533	2,529
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	7,794	7,788
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	8,977	8,980
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	1,299	1,301
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	9,090	9,099
TOTAL ASSET-BACKED SECURITIES
(Cost $952,537)		949,385

Collateralized Mortgage Obligations - 1.8%
Private Sponsor - 0.3%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 1.0178% 4/26/36 (a)(b)	527	525
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0732% 5/27/35 (a)(b)	2,758	2,834
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	266	253
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1.9417% 6/10/19 (a)(b)	16,950	16,947
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	1,567	1,568
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (a)(b)	97	70
Class B6, 3.6133% 6/10/35 (a)(b)	14	8
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	12	12

TOTAL PRIVATE SPONSOR		22,217

U.S. Government Agency - 1.5%
Fannie Mae:
floater Series 2015-27 Class KF, 1.0783% 5/25/45 (b)	19,174	19,113
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	2,729	2,829
planned amortization class Series 2012-94 Class E, 3% 6/25/22	1,143	1,162
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	408	457
Series 2009-31 Class A, 4% 2/25/24	145	146
Series 2016-27:
Class HK, 3% 1/25/41	16,566	16,939
Class KG, 3% 1/25/40	8,595	8,785
Series 2016-42 Class FL, 1.1283% 7/25/46 (b)	19,592	19,616
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	1,996	2,048
Series 3949 Class MK, 4.5% 10/15/34	1,863	1,972
Series 4221-CLS Class GA, 1.4% 7/15/23	8,357	8,236
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (c)	10,366	10,474

TOTAL U.S. GOVERNMENT AGENCY		91,777

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $114,651)		113,994

Commercial Mortgage Securities - 4.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (b)(d)	455	6
Banc of America Commercial Mortgage Trust sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	7,197	7,195
Series 2007-5 Class A1A, 5.361% 2/10/51	16,848	17,122
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	6,574	6,537
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.92% 5/15/32 (a)(b)	7,555	7,555
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (a)(b)	19	18
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (a)(b)	1,533	1,338
Class B1, 2.1783% 1/25/36 (a)(b)	62	49
Class M1, 1.2283% 1/25/36 (a)(b)	488	410
Class M2, 1.2483% 1/25/36 (a)(b)	173	141
Class M3, 1.2783% 1/25/36 (a)(b)	217	177
Class M4, 1.3883% 1/25/36 (a)(b)	118	99
Class M5, 1.4283% 1/25/36 (a)(b)	118	89
Class M6, 1.4783% 1/25/36 (a)(b)	120	91
Series 2006-3A Class M4, 1.2083% 10/25/36 (a)(b)	21	18
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	873	758
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	179	155
Class A2, 1.0761% 7/25/37 (a)(b)	168	144
Class M1, 1.1261% 7/25/37 (a)(b)	81	63
Class M2, 1.1661% 7/25/37 (a)(b)	45	35
Class M3, 1.2461% 7/25/37 (a)(b)	35	25
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	225	190
Class M1, 1.0661% 7/25/37 (a)(b)	170	134
Class M2, 1.0961% 7/25/37 (a)(b)	181	138
Class M3, 1.1261% 7/25/37 (a)(b)	294	219
Class M4, 1.2561% 7/25/37 (a)(b)	462	310
Class M5, 1.3561% 7/25/37 (a)(b)	219	114
Series 2007-4A:
Class A2, 1.3283% 9/25/37 (a)(b)	2,313	1,656
Class M1, 1.7283% 9/25/37 (a)(b)	104	26
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)	14,993	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	5,125	5,204
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (a)(b)	126	126
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	4,758	4,822
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.167% 12/15/27 (a)(b)	10,054	10,076
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.7141% 12/10/49 (b)	10,750	10,789
Series 2013-GC11 Class A1, 0.754% 4/10/46	832	831
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	122	122
COMM Mortgage Trust Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530	1,559
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.096% 12/10/49 (b)	17,790	18,098
Credit Suisse Mortgage Trust Series 2007-4 Class A4, 5.9389% 9/15/39 (b)	7,868	7,931
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.4928% 11/15/49	4,915	4,876
CSMC Series 2015-TOWN:
Class B, 2.6672% 3/15/28 (a)(b)	1,592	1,590
Class C, 3.0172% 3/15/28 (a)(b)	1,552	1,551
Class D, 3.9672% 3/15/28 (a)(b)	4,427	4,427
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	3,559	3,565
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 2.004% 12/15/34 (a)(b)	3,729	3,743
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	406	406
Series 2007-C1 Class A1A, 5.483% 12/10/49	6,136	6,138
GS Mortgage Securities Trust floater:
Series 2014-GSFL Class A, 1.7672% 7/15/31 (a)(b)	1,422	1,411
Series 2016-ICE2 Class A, 2.6972% 2/15/33 (a)(b)	9,337	9,422
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.018% 11/15/29 (a)(b)	5,390	5,405
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	7,490	7,674
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.67% 4/15/27 (a)(b)	10,097	9,981
Series 2014-FL5 Class A, 1.7472% 7/15/31 (a)(b)	5,274	5,285
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (b)	6,565	6,572
Series 2007-LDPX Class A3, 5.42% 1/15/49	360	360
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	5,293	5,420
Series 2013-C10, Class A1, 0.7302% 12/15/47	406	406
Series 2007-CB19 Class A1A, 5.7342% 2/12/49 (b)	5,540	5,556
Series 2013-C13 Class A1, 1.3029% 1/15/46	195	195
Series 2016-WP Class TA, 2.2172% 10/15/33 (a)(b)	4,543	4,586
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	4,579	4,662
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.5672% 9/15/28 (a)(b)	5,157	5,182
Morgan Stanley BAML Trust:
sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	8,403	8,414
Series 2016-C32 Class A1, 1.968% 12/15/49	4,718	4,704
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (a)(b)	286	287
Series 2007-IQ14 Class A4, 5.692% 4/15/49	3,646	3,643
Series 2007-T27 Class A1A, 5.6411% 6/11/42 (b)	6,178	6,219
SCG Trust Series 2013-SRP1 Class A, 2.3539% 11/15/26 (a)(b)	7,192	7,190
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	1,187	1,182
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C32 Class A3, 5.7165% 6/15/49 (b)	1,474	1,478
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	752	750
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 2.1172% 6/15/29 (a)(b)	7,734	7,761
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	6,287	6,294
Series 2016-LC25 Class A1, 1.795% 12/15/59	4,311	4,291
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.847% 12/15/49	3,447	3,446
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C12 Class ASB, 2.838% 3/15/48	1,360	1,384
Series 2013-C13 Class A1, 0.778% 5/15/45	784	781
Series 2013-C14 Class A1, 0.836% 6/15/46	262	262
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $268,139)		260,869

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $12,056)	11,500	12,139

Foreign Government and Government Agency Obligations - 0.2%
Ontario Province 1.25% 6/17/19 (Cost $8,898)	$9,000	$8,900

Bank Notes - 2.2%
Bank of America NA 1.75% 6/5/18	11,500	11,535
Capital One NA:
1.5% 9/5/17	$8,022	$8,028
1.65% 2/5/18	11,661	11,668
Citizens Bank NA 2.3% 12/3/18	10,896	10,955
Discover Bank 3.1% 6/4/20	5,758	5,860
Fifth Third Bank 2.375% 4/25/19	7,425	7,505
KeyBank NA:
1.65% 2/1/18	4,758	4,768
2.25% 3/16/20	3,604	3,613
2.35% 3/8/19	6,000	6,055
2.5% 12/15/19	4,770	4,824
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080	1,091
PNC Bank NA:
1.45% 7/29/19	12,033	11,941
1.95% 3/4/19	11,500	11,530
RBS Citizens NA 2.5% 3/14/19	3,813	3,845
Regions Bank 7.5% 5/15/18	994	1,057
Regions Financial Corp. 2.25% 9/14/18	17,720	17,793
UBS AG Stamford Branch 1.8% 3/26/18	8,967	8,984
Wells Fargo Bank NA 1.65% 1/22/18	7,500	7,511
TOTAL BANK NOTES
(Cost $138,207)		138,563

Commercial Paper - 0.3%
Vodafone Group PLC yankee:
1.6% 9/5/17	5,000	4,960
1.6% 9/12/17	15,000	14,874
TOTAL COMMERCIAL PAPER
(Cost $19,828)		19,834
	Shares	Value (000s)

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.60% (e)
(Cost $18,277)	18,273,467	18,277
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.7%
With:
Mizuho Securities U.S.A., Inc. at:
2.28%, dated 9/2/16 due 3/1/17 (Collateralized by Corporate Obligations valued at $37,378,020, 0.00% - 8.25%, 2/15/18 - 4/17/23)	35,399	35,000
2.34%, dated 2/13/17 due 8/11/17 (Collateralized by U.S. Government Obligations valued at $25,776,780, 5.18% - 6.43%, 8/15/31 - 10/15/41)	25,291	25,011
Morgan Stanley & Co., Inc. at 1.71%, dated:
12/15/16 due 3/15/17 (Collateralized by U.S. Treasury Obligations valued at $20,674,254, 0.00% - 3.75%, 3/02/17 - 11/15/43)(b)(f)	20,086	20,002
2/13/17 due 5/12/17 (Collateralized by Equity Securities valued at $27,020,520)(b)(f)	25,105	25,017
TOTAL CASH EQUIVALENTS
(Cost $105,000)		105,030
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $6,358,319)		6,342,593
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(28,938)
NET ASSETS - 100%		$6,313,655

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $871,014,000 or 13.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$133
Total	$133

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,095,898	$--	$3,095,898	$--
U.S. Government and Government Agency Obligations	1,514,243	--	1,514,243	--
U.S. Government Agency - Mortgage Securities	105,461	--	105,461	--
Asset-Backed Securities	949,385	--	949,258	127
Collateralized Mortgage Obligations	113,994	--	113,916	78
Commercial Mortgage Securities	260,869	--	260,869	--
Municipal Securities	12,139	--	12,139	--
Foreign Government and Government Agency Obligations	8,900	--	8,900	--
Bank Notes	138,563	--	138,563	--
Commercial Paper	19,834	--	19,834	--
Money Market Funds	18,277	18,277	--	--
Cash Equivalents	105,030	--	105,030	--
Total Investments in Securities:	$6,342,593	$18,277	$6,324,111	$205

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.3%
United Kingdom	3.8%
Canada	2.7%
Japan	2.0%
Netherlands	1.9%
Luxembourg	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017
Assets
Investment in securities, at value (including repurchase agreements of $105,030) — See accompanying schedule: Unaffiliated issuers (cost $6,340,042)	$6,324,316
Fidelity Central Funds (cost $18,277)	18,277
Total Investments (cost $6,358,319)		$6,342,593
Cash		7
Receivable for investments sold		78,653
Receivable for fund shares sold		6,898
Interest receivable		26,678
Distributions receivable from Fidelity Central Funds		61
Other receivables		65
Total assets		6,454,955
Liabilities
Payable for investments purchased	$129,625
Payable for fund shares redeemed	8,652
Distributions payable	446
Accrued management fee	1,625
Distribution and service plan fees payable	101
Other affiliated payables	780
Other payables and accrued expenses	71
Total liabilities		141,300
Net Assets		$6,313,655
Net Assets consist of:
Paid in capital		$6,576,639
Undistributed net investment income		2,508
Accumulated undistributed net realized gain (loss) on investments		(249,766)
Net unrealized appreciation (depreciation) on investments		(15,726)
Net Assets		$6,313,655
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($198,678 ÷ 23,080 shares)		$8.61
Maximum offering price per share (100/98.50 of $8.61)		$8.74
Class T:
Net Asset Value and redemption price per share ($88,560 ÷ 10,287 shares)		$8.61
Maximum offering price per share (100/98.50 of $8.61)		$8.74
Class C:
Net Asset Value and offering price per share ($75,730 ÷ 8,803 shares)(a)		$8.60
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($5,550,045 ÷ 645,003 shares)		$8.60
Class I:
Net Asset Value, offering price and redemption price per share ($400,642 ÷ 46,540 shares)		$8.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017
Investment Income
Interest		$47,314
Income from Fidelity Central Funds		133
Total income		47,447
Expenses
Management fee	$9,939
Transfer agent fees	3,446
Distribution and service plan fees	629
Fund wide operations fee	1,296
Independent trustees' fees and expenses	14
Miscellaneous	10
Total expenses before reductions	15,334
Expense reductions	(12)	15,322
Net investment income (loss)		32,125
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,246)
Fidelity Central Funds	4
Total net realized gain (loss)		(7,242)
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,209)
Total change in net unrealized appreciation (depreciation)		(20,209)
Net gain (loss)		(27,451)
Net increase (decrease) in net assets resulting from operations		$4,674

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,125	$56,267
Net realized gain (loss)	(7,242)	12,249
Change in net unrealized appreciation (depreciation)	(20,209)	27,271
Net increase (decrease) in net assets resulting from operations	4,674	95,787
Distributions to shareholders from net investment income	(35,781)	(53,120)
Share transactions - net increase (decrease)	(461,530)	1,485,788
Total increase (decrease) in net assets	(492,637)	1,528,455
Net Assets
Beginning of period	6,806,292	5,277,837
End of period	$6,313,655	$6,806,292
Other Information
Undistributed net investment income end of period	$2,508	$6,164

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class A

	Six months ended February 28,	Years ended August 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.036	.009
Net realized and unrealized gain (loss)	(.035)	(.001)C
Total from investment operations	.001	.008
Distributions from net investment income	(.041)	(.008)
Total distributions	(.041)	(.008)
Net asset value, end of period	$8.61	$8.65
Total ReturnD,E,F	.01%	.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%I	.67%I
Expenses net of fee waivers, if any	.66%I	.67%I
Expenses net of all reductions	.66%I	.67%I
Net investment income (loss)	.83%I	.79%I
Supplemental Data
Net assets, end of period (in millions)	$199	$208
Portfolio turnover rateJ	62%I	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class T

	Six months ended February 28,	Years ended August 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.035	.009
Net realized and unrealized gain (loss)	(.035)	(.001)C
Total from investment operations	–D	.008
Distributions from net investment income	(.040)	(.008)
Total distributions	(.040)	(.008)
Net asset value, end of period	$8.61	$8.65
Total ReturnE,F,G	-%	.09%
Ratios to Average Net AssetsH,I
Expenses before reductions	.67%J	.70%J
Expenses net of fee waivers, if any	.67%J	.70%J
Expenses net of all reductions	.67%J	.70%J
Net investment income (loss)	.82%J	.76%J
Supplemental Data
Net assets, end of period (in millions)	$89	$96
Portfolio turnover rateK	62%J	138%L

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class C

	Six months ended February 28,	Years ended August 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	(.002)	(.001)
Net realized and unrealized gain (loss)	(.040)	.002
Total from investment operations	(.042)	.001
Distributions from net investment income	(.008)	(.001)
Total distributions	(.008)	(.001)
Net asset value, end of period	$8.60	$8.65
Total ReturnC,D,E	(.49)%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.53%H
Expenses net of fee waivers, if any	1.53%H	1.53%H
Expenses net of all reductions	1.53%H	1.53%H
Net investment income (loss)	(.04)%H	(.07)%H
Supplemental Data
Net assets, end of period (in millions)	$76	$84
Portfolio turnover rateI	62%H	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.58	$8.60	$8.55	$8.59	$8.53
Income from Investment Operations
Net investment income (loss)A	.044	.087	.091	.082	.073	.098
Net realized and unrealized gain (loss)	(.045)	.065	(.029)	.047	(.043)	.066
Total from investment operations	(.001)	.152	.062	.129	.030	.164
Distributions from net investment income	(.049)	(.082)	(.082)	(.079)	(.070)	(.104)
Total distributions	(.049)	(.082)	(.082)	(.079)	(.070)	(.104)
Net asset value, end of period	$8.60	$8.65	$8.58	$8.60	$8.55	$8.59
Total ReturnB,C	(.01)%	1.79%	.72%	1.51%	.35%	1.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.04%F	1.01%	1.06%	.96%	.85%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$5,550	$5,894	$5,278	$6,386	$7,251	$7,494
Portfolio turnover rateG	62%F	138%H	83%I	76%	68%	71%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class I

	Six months ended February 28,	Years ended August 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.042	.011
Net realized and unrealized gain (loss)	(.035)	(.001)C
Total from investment operations	.007	.010
Distributions from net investment income	(.047)	(.010)
Total distributions	(.047)	(.010)
Net asset value, end of period	$8.61	$8.65
Total ReturnD,E	.08%	.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.53%H
Expenses net of fee waivers, if any	.51%H	.53%H
Expenses net of all reductions	.51%H	.53%H
Net investment income (loss)	.98%H	.94%H
Supplemental Data
Net assets, end of period (in millions)	$401	$525
Portfolio turnover rateI	62%H	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, premium on debt securities, partnerships (including allocations from Fidelity Central Funds), swap, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$17,165
Gross unrealized depreciation	(30,632)
Net unrealized appreciation (depreciation) on securities	$(13,467)
Tax cost	$6,356,060

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(99,135)
2018	(142,198)
Total capital loss carryforward	$(241,333)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $838,929 and $1,121,262, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$157	$18
Class T	-%	.15%	69	1
Class C	.75%	.25%	403	47
			$629	$66

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22
Class T	2
Class C(a)	7
$31

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$160.15
Class T	75.16
Class C	66.17
Short-Term Bond	2,812.10
Class I	333.16
	$3,446

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $38.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $12.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016(a)
From net investment income
Class A	$986	$181
Class T	427	81
Class C	69	6
Short-Term Bond	32,031	52,307
Class I	2,268	545
Total	$35,781	$53,120

 (a) Distributions for Class A, Class T, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016(a)	Six months ended February 28, 2017	Year ended August 31, 2016(a)
Class A
Shares sold	6,097	1,261	$52,584	$10,938
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	23,799	–	205,856
Reinvestment of distributions	108	20	926	170
Shares redeemed	(7,143)	(1,062)	(61,499)	(9,193)
Net increase (decrease)	(938)	24,018	$(7,989)	$207,771
Class T
Shares sold	860	245	$7,411	$2,125
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	11,239	–	97,214
Reinvestment of distributions	46	9	399	76
Shares redeemed	(1,731)	(381)	(14,911)	(3,294)
Net increase (decrease)	(825)	11,112	$(7,101)	$96,121
Class C
Shares sold	1,142	220	$9,838	$1,939
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	9,816	–	84,908
Reinvestment of distributions	7	1	62	6
Shares redeemed	(2,067)	(316)	(17,797)	(2,731)
Net increase (decrease)	(918)	9,721	$(7,897)	$84,122
Short-Term Bond
Shares sold	121,352	225,400	$1,045,863	$1,939,135
Reinvestment of distributions	3,336	5,590	28,714	48,094
Shares redeemed	(161,327)	(164,454)	(1,391,114)	(1,414,048)
Net increase (decrease)	(36,639)	66,536	$(316,537)	$573,181
Class I
Shares sold	6,960	5,498	$60,002	$47,503
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	60,873	–	526,543
Reinvestment of distributions	242	59	2,089	510
Shares redeemed	(21,318)	(5,774)	(184,097)	(49,963)
Net increase (decrease)	(14,116)	60,656	$(122,006)	$524,593

 (a) Share transactions for Class A, Class T, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Prior Fiscal Year Merger Information.

On July 15, 2016, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short Fixed-Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale on July 12, 2016. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $914,521, including securities of $919,868 and unrealized appreciation of $1,475, were combined with the Fund's net assets of $5,787,826 for total net assets after the acquisition of $6,702,347.

Pro forma results of operations of the combined entity for the entire period ended August 31, 2016, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$64,343
Total net realized gain (loss)	13,516
Total change in net unrealized appreciation (depreciation)	30,114
Net increase (decrease) in net assets resulting from operations	$107,973

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since July 15, 2016.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.66%
Actual		$1,000.00	$1,000.10	$3.27
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Class T	.67%
Actual		$1,000.00	1,000.01	$3.32
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class C	1.53%
Actual		$1,000.00	$995.10	$7.57
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Short-Term Bond	.45%
Actual		$1,000.00	$999.90	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.51%
Actual		$1,000.00	$1,000.80	$2.53
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ASTP-SANN-0417
1.9872670.100

Fidelity® Investment Grade Bond Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	59.7%
AAA	0.4%
AA	0.6%
A	4.1%
BBB	21.1%
BB and Below	10.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	3.2%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	50.3%
AAA	1.5%
AA	0.9%
A	6.3%
BBB	24.3%
BB and Below	13.9%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Corporate Bonds	31.6%
U.S. Government and U.S. Government Agency Obligations	59.7%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	1.7%
Municipal Bonds	1.5%
Other Investments	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 8.1%

 ** Futures and Swaps - (0.4)%

As of August 31, 2016*,**
Corporate Bonds	39.1%
U.S. Government and U.S. Government Agency Obligations	50.3%
Asset-Backed Securities	0.6%
CMOs and Other Mortgage Related Securities	4.3%
Municipal Bonds	1.7%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 8.1%

 ** Futures and Swaps - (0.1)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.7%
General Motors Co.:
3.5% 10/2/18	$5,025	$5,140
5.2% 4/1/45	3,052	3,073
6.6% 4/1/36	3,722	4,372
6.75% 4/1/46	6,249	7,593
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,611
3.25% 5/15/18	2,630	2,674
3.5% 7/10/19	5,942	6,109
3.7% 5/9/23	19,000	19,171
4.25% 5/15/23	2,950	3,058
4.375% 9/25/21	11,530	12,158
		64,959
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,419
3.7% 1/30/26	3,675	3,770
4.7% 12/9/35	1,897	2,015
		7,204
Household Durables - 0.1%
D.R. Horton, Inc. 4% 2/15/20	15,500	16,120
Media - 1.4%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,412
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	12,996	13,655
4.908% 7/23/25	10,079	10,633
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,870
4.5% 9/15/42	1,687	1,536
5.5% 9/1/41	3,321	3,434
5.875% 11/15/40	7,141	7,745
6.55% 5/1/37	8,170	9,441
6.75% 7/1/18	5,587	5,931
7.3% 7/1/38	8,218	10,280
8.25% 4/1/19	10,913	12,201
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,891
6.2% 3/15/40	5,000	5,798
		130,827

TOTAL CONSUMER DISCRETIONARY		219,110

CONSUMER STAPLES - 1.5%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,482
3.3% 2/1/23	16,500	16,845
3.65% 2/1/26	17,900	18,161
4.7% 2/1/36	15,622	16,808
4.9% 2/1/46	31,247	34,331
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	3,930	4,138
Constellation Brands, Inc. 4.75% 11/15/24	8,249	8,904
		114,669
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,274
Tobacco - 0.3%
Altria Group, Inc. 9.25% 8/6/19	1,776	2,087
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,962
4% 6/12/22	2,039	2,142
5.7% 8/15/35	1,694	1,965
6.15% 9/15/43	2,440	2,965
7.25% 6/15/37	9,654	12,873
		24,994

TOTAL CONSUMER STAPLES		143,937

ENERGY - 4.9%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,408
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Finance Co. 7.5% 5/1/31	7,653	9,824
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,920
5.55% 3/15/26	5,568	6,252
6.6% 3/15/46	7,480	9,369
Canadian Natural Resources Ltd.:
3.45% 11/15/21	5,750	5,884
5.85% 2/1/35	4,394	4,901
Chesapeake Energy Corp.:
6.125% 2/15/21	22,015	21,244
6.625% 8/15/20	23,170	23,054
8% 12/15/22 (a)	11,962	12,650
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,244
3.3% 6/1/20	6,073	6,188
4.5% 6/1/25	1,849	1,962
5.8% 6/1/45	2,321	2,759
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	5,007
5.35% 3/15/20 (a)	4,973	5,209
5.85% 5/21/43 (a)(b)	9,697	9,067
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,219
2.7% 4/1/19	1,510	1,499
3.875% 3/15/23	6,765	6,528
5.6% 4/1/44	5,868	5,399
El Paso Corp. 6.5% 9/15/20	16,220	18,247
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,775
3.9% 5/15/24 (b)	1,887	1,847
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,947
Enbridge, Inc.:
4.25% 12/1/26	3,172	3,277
5.5% 12/1/46	3,661	3,966
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,744
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	3,052
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,172
7.25% 3/17/44	59,561	57,500
Petroleos Mexicanos:
4.625% 9/21/23	12,890	12,916
4.875% 1/18/24	4,376	4,393
5.375% 3/13/22 (a)	4,905	5,130
5.5% 2/4/19	10,105	10,623
5.625% 1/23/46	29,284	25,442
6.375% 2/4/21	11,660	12,677
6.375% 1/23/45	15,899	15,128
6.5% 6/2/41	34,664	33,534
Phillips 66 Co. 4.3% 4/1/22	4,638	4,970
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,204	8,361
Southwestern Energy Co.:
5.8% 1/23/20 (b)	4,431	4,387
6.7% 1/23/25 (b)	16,780	16,109
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,919
Spectra Energy Partners LP:
2.95% 9/25/18	1,066	1,080
4.6% 6/15/21	1,124	1,195
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,719
4.55% 6/24/24	19,170	19,458
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,083
5.375% 6/1/21	10,438	11,329
Williams Partners LP:
4% 11/15/21	1,262	1,312
4.125% 11/15/20	1,029	1,080
4.3% 3/4/24	4,326	4,478
		452,029

TOTAL ENERGY		455,437

FINANCIALS - 11.5%
Banks - 6.8%
Bank of America Corp.:
3.3% 1/11/23	5,772	5,810
3.5% 4/19/26	13,196	13,090
3.875% 8/1/25	10,710	10,946
3.95% 4/21/25	16,100	16,158
4% 1/22/25	58,310	58,883
4.1% 7/24/23	3,096	3,241
4.2% 8/26/24	18,046	18,623
4.25% 10/22/26	6,065	6,181
5.65% 5/1/18	3,745	3,908
5.875% 1/5/21	2,580	2,884
Barclays PLC:
2.75% 11/8/19	5,118	5,158
4.375% 1/12/26	9,700	9,879
BPCE SA 4.875% 4/1/26 (a)	16,029	16,046
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,252
2.05% 12/7/18	71,510	71,698
4.05% 7/30/22	2,865	2,993
4.4% 6/10/25	6,752	6,935
4.45% 9/29/27	6,820	6,983
4.5% 1/14/22	6,932	7,413
5.3% 5/6/44	20,628	22,364
5.5% 9/13/25	2,420	2,666
Citizens Bank NA 2.55% 5/13/21	2,683	2,676
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	6,984
4.3% 12/3/25	13,920	14,335
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	20,773
3.8% 9/15/22	10,350	10,459
3.8% 6/9/23	14,963	14,977
Discover Bank 7% 4/15/20	6,703	7,455
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,122
8.25% 3/1/38	2,385	3,394
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,215
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,168
5.25% 3/14/44	2,255	2,463
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,837
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,715
2.35% 1/28/19	2,547	2,574
2.95% 10/1/26	5,924	5,668
3.875% 9/10/24	13,659	13,917
4.125% 12/15/26	12,502	12,809
4.25% 10/15/20	2,763	2,948
4.35% 8/15/21	18,417	19,741
4.625% 5/10/21	2,717	2,934
4.95% 3/25/20	11,055	11,961
Rabobank Nederland 4.375% 8/4/25	10,398	10,607
Regions Bank 6.45% 6/26/37	9,230	10,515
Regions Financial Corp. 3.2% 2/8/21	4,870	4,962
Royal Bank of Canada 4.65% 1/27/26	13,215	14,072
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	35,652
6% 12/19/23	25,238	26,799
6.1% 6/10/23	8,465	8,986
6.125% 12/15/22	28,328	30,115
Societe Generale 4.25% 4/14/25 (a)	17,200	16,611
		631,555
Capital Markets - 3.2%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,120
Credit Suisse AG 6% 2/15/18	8,864	9,210
Deutsche Bank AG 4.5% 4/1/25	12,526	11,996
Deutsche Bank AG London Branch:
2.85% 5/10/19	16,000	16,082
4.1% 1/13/26	18,090	18,071
Goldman Sachs Group, Inc.:
2.625% 1/31/19	13,825	13,994
2.9% 7/19/18	9,276	9,416
5.25% 7/27/21	5,652	6,215
5.75% 1/24/22	7,392	8,326
5.95% 1/18/18	4,817	4,999
6.75% 10/1/37	59,283	74,302
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,517
3.75% 12/1/25	4,425	4,607
Lazard Group LLC 4.25% 11/14/20	4,700	4,934
Morgan Stanley:
2.375% 7/23/19	12,012	12,094
3.7% 10/23/24	10,321	10,541
3.75% 2/25/23	8,227	8,501
3.875% 4/29/24	9,504	9,827
4.875% 11/1/22	19,366	20,872
5% 11/24/25	24,777	26,718
5.75% 1/25/21	10,138	11,298
6.625% 4/1/18	7,981	8,392
		296,032
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,152	3,198
4.5% 5/15/21	2,895	3,064
5% 10/1/21	4,340	4,695
Discover Financial Services:
3.85% 11/21/22	4,866	4,967
3.95% 11/6/24	4,069	4,093
5.2% 4/27/22	4,096	4,454
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	18,244
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,855
Synchrony Financial:
1.875% 8/15/17	1,427	1,428
3% 8/15/19	2,095	2,127
3.75% 8/15/21	3,164	3,259
4.25% 8/15/24	3,185	3,297
		54,681
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,594
Insurance - 0.9%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,292
American International Group, Inc. 4.875% 6/1/22	5,750	6,241
Aon Corp. 5% 9/30/20	2,135	2,312
Five Corners Funding Trust 4.419% 11/15/23 (a)	5,900	6,274
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (a)(b)	10,398	9,254
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,481
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,729
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,196
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	7,521
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	5,995
6% 2/10/20 (a)	1,549	1,685
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	7,142
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,031
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,769
4.125% 11/1/24 (a)	2,517	2,593
Unum Group:
5.625% 9/15/20	4,155	4,559
5.75% 8/15/42	3,522	3,976
		79,050

TOTAL FINANCIALS		1,064,912

HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,598
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,952
4.75% 5/1/23	300	315
5.875% 3/15/22	355	392
6.5% 2/15/20	4,514	4,955
WellPoint, Inc. 3.3% 1/15/23	9,384	9,461
		20,075
Pharmaceuticals - 0.4%
Allergan PLC 1.875% 10/1/17	1,741	1,745
Mylan N.V.:
2.5% 6/7/19	6,691	6,693
3.15% 6/15/21	8,712	8,715
3.95% 6/15/26	4,484	4,379
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,507
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	6,035
3.15% 10/1/26	5,341	4,943
Zoetis, Inc. 3.25% 2/1/23	2,627	2,657
		36,674

TOTAL HEALTH CARE		63,347

INDUSTRIALS - 0.3%
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 8/2/20	531	553
6.795% 2/2/20	16	16
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	283	288
8.36% 1/20/19	1,606	1,671
		2,528
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,353
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,070
3.375% 6/1/21	4,249	4,339
3.75% 2/1/22	6,348	6,551
3.875% 4/1/21	5,850	6,069
4.25% 9/15/24	5,062	5,250
		25,279
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,401

TOTAL INDUSTRIALS		33,561

INFORMATION TECHNOLOGY - 0.2%
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	10,043	10,170
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	6,890	7,239

TOTAL INFORMATION TECHNOLOGY		17,409

MATERIALS - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	6,583
4.125% 4/15/21 (a)	6,319	6,510
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	2,868	3,144
		16,237
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,272
4.6% 4/1/22	1,830	1,951
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,890
Camden Property Trust:
2.95% 12/15/22	2,605	2,564
4.25% 1/15/24	4,889	5,104
Corporate Office Properties LP 5% 7/1/25	3,165	3,304
DDR Corp.:
3.625% 2/1/25	2,957	2,869
4.25% 2/1/26	2,697	2,707
4.625% 7/15/22	9,008	9,503
4.75% 4/15/18	4,483	4,593
7.5% 4/1/17	2,623	2,635
Duke Realty LP:
3.25% 6/30/26	1,279	1,248
3.625% 4/15/23	3,352	3,401
3.875% 10/15/22	9,433	9,857
4.375% 6/15/22	2,822	3,017
Equity One, Inc. 3.75% 11/15/22	12,000	12,294
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,533
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,558
HRPT Properties Trust 6.65% 1/15/18	2,600	2,646
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,039
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	10,773
4.5% 1/15/25	1,964	1,965
4.5% 4/1/27	1,555	1,545
4.95% 4/1/24	1,915	1,978
5.25% 1/15/26	8,152	8,536
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,337
5% 12/15/23	1,073	1,101
Weingarten Realty Investors 3.375% 10/15/22	990	996
WP Carey, Inc.:
4% 2/1/25	7,432	7,352
4.6% 4/1/24	11,566	11,970
		125,538
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,749
4.1% 10/1/24	6,040	6,055
4.95% 4/15/18	4,806	4,949
5.7% 5/1/17	2,243	2,258
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,557
Digital Realty Trust LP 3.95% 7/1/22	4,640	4,831
Essex Portfolio LP 3.875% 5/1/24	4,176	4,302
Liberty Property LP:
3.25% 10/1/26	3,443	3,324
3.375% 6/15/23	3,567	3,572
4.125% 6/15/22	2,421	2,538
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,588
3.15% 5/15/23	7,757	7,281
4.5% 4/18/22	1,473	1,496
Mid-America Apartments LP:
4% 11/15/25	1,797	1,837
4.3% 10/15/23	1,200	1,258
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,085
Tanger Properties LP:
3.125% 9/1/26	4,443	4,236
3.75% 12/1/24	4,213	4,238
3.875% 12/1/23	2,574	2,632
6.125% 6/1/20	4,725	5,215
Ventas Realty LP:
3.125% 6/15/23	2,242	2,208
4.125% 1/15/26	2,168	2,213
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,093
		104,515

TOTAL REAL ESTATE		230,053

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,470
4.8% 6/15/44	7,426	7,008
5.55% 8/15/41	27,220	28,223
5.875% 10/1/19	6,291	6,867
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	275
CenturyLink, Inc.:
5.15% 6/15/17	528	532
6% 4/1/17	1,320	1,323
6.15% 9/15/19	3,260	3,480
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,390
4.5% 9/15/20	60,362	64,379
5.012% 8/21/54	47,470	45,937
6.1% 4/15/18	6,019	6,320
		192,204
UTILITIES - 1.4%
Electric Utilities - 0.8%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,444
6.4% 9/15/20 (a)	11,231	12,558
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,193
7.375% 11/15/31	13,700	18,056
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	3,406
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,770	10,958
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,021
		69,636
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	2,894	2,904
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,614
		4,518
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,098	2,095
2.7% 6/15/21	2,065	2,054
		4,149
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3.2982% 9/30/66 (b)	12,726	10,383
3.8232% 6/30/66 (b)	3,654	3,353
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,603
5.95% 6/15/41	4,935	5,957
Puget Energy, Inc.:
5.625% 7/15/22	7,175	7,996
6% 9/1/21	6,916	7,741
6.5% 12/15/20	2,216	2,491
Sempra Energy 6% 10/15/39	5,958	7,318
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,001	3,646
		50,488

TOTAL UTILITIES		128,791

TOTAL NONCONVERTIBLE BONDS
(Cost $2,514,190)		2,564,998

U.S. Government and Government Agency Obligations - 37.0%
U.S. Treasury Inflation-Protected Obligations - 9.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$131,204	$127,202
1% 2/15/46	103,983	107,456
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	86,755	88,464
0.125% 4/15/20	101,240	103,137
0.375% 7/15/25	287,139	289,718
0.625% 1/15/26	150,288	154,065

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		870,042

U.S. Treasury Obligations - 27.6%
U.S. Treasury Bonds:
2.5% 2/15/46	161,500	146,277
2.875% 11/15/46 (c)	168,500	165,347
3% 5/15/45	74,359	74,670
3% 11/15/45	84,600	84,957
U.S. Treasury Notes:
0.5% 4/30/17	133,210	133,214
0.75% 4/15/18	74,800	74,595
0.875% 11/30/17	431,950	432,119
0.875% 3/31/18	74,900	74,806
1.25% 3/31/21	170,000	166,434
1.25% 10/31/21	590,217	573,574
2% 8/15/25 (d)	27,857	27,143
2% 11/15/26	100,000	96,734
2.125% 2/29/24	228,316	227,353
2.125% 5/15/25	99,165	97,763
2.25% 1/31/24	190,843	191,656

TOTAL U.S. TREASURY OBLIGATIONS		2,566,642

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,453,504)		3,436,684

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.2%
2.5% 3/1/43	206	197
2.802% 6/1/36 (b)	88	92
2.969% 2/1/35 (b)	1,535	1,626
3% 8/1/31 to 12/1/46	4,428	4,444
3% 3/1/47 (e)	200	199
3.14% 7/1/37 (b)	166	177
3.5% 11/1/25 to 11/1/46	4,419	4,557
3.5% 3/1/47 (e)	100	102
3.5% 3/1/47 (e)	100	102
4% 8/1/32 to 7/1/45	2,086	2,215
4% 2/1/47	501	529
4% 3/1/47 (e)	500	525
5.5% 4/1/39	584	665
6% 3/1/22	34	36

TOTAL FANNIE MAE		15,466

Freddie Mac - 0.1%
2.5% 7/1/31	87	87
3% 11/1/42 to 1/1/47	1,356	1,350
3.5% 3/1/45 to 5/1/46	2,209	2,276
3.887% 10/1/35 (b)	85	91
4% 6/1/33	1,122	1,194
4.5% 7/1/25 to 3/1/44	1,920	2,066
5% 1/1/41 to 7/1/41	1,252	1,377
5.5% 11/1/33 to 8/1/38	181	203
6% 7/1/37 to 8/1/37	463	523
6.5% 9/1/39	496	567

TOTAL FREDDIE MAC		9,734

Ginnie Mae - 0.0%
3% 12/20/42 to 1/20/47	555	563
3.5% 3/15/42 to 12/20/42	1,251	1,308
3.5% 3/1/47 (e)	200	208
4% 11/20/40 to 11/20/41	1,054	1,125
4% 3/1/47 (e)	150	159
4% 3/1/47 (e)	150	159
4.5% 5/20/41	601	649
5% 4/15/40	980	1,089

TOTAL GINNIE MAE		5,260

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $30,330)		30,460

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	$421	$404
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (b)	106	105
Airspeed Ltd. Series 2007-1A Class C1, 3.27% 6/15/32 (a)(b)	4,390	1,192
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (b)	24	24
Series 2004-R2 Class M3, 1.6033% 4/25/34 (b)	57	48
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	30	29
Series 2004-W7 Class M1, 1.6033% 5/25/34 (b)	673	649
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (b)	698	244
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	17,606	17,674
Class AA, 2.487% 12/16/41 (a)	4,453	4,391
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (b)	1,140	853
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0283% 3/25/32 (b)	16	16
Series 2004-3 Class M4, 2.2333% 4/25/34 (b)	35	33
Series 2004-4 Class M2, 1.5733% 6/25/34 (b)	53	51
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (b)	25	22
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (b)	190	181
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.5961% 3/25/34 (b)	2	1
Fremont Home Loan Trust Series 2005-A Class M4, 1.7911% 1/25/35 (b)	220	115
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (a)(b)	1,259	1,060
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (a)(b)	269	255
Class B, 1.05% 11/15/34 (a)(b)	97	91
Class C, 1.15% 11/15/34 (a)(b)	161	149
Class D, 1.52% 11/15/34 (a)(b)	77	70
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	5,007	4,963
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	90	7
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (b)	106	100
Series 2003-3 Class M1, 2.0611% 8/25/33 (b)	237	231
Series 2003-5 Class A2, 1.4711% 12/25/33 (b)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	913	658
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (b)	1,605	832
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (b)	166	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (b)	43	38
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (b)	80	78
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (b)	2	1
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (b)	700	677
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	36	33
Series 2004-NC6 Class M3, 2.9533% 7/25/34 (b)	305	288
Series 2004-NC8 Class M6, 2.6533% 9/25/34 (b)	333	314
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (b)	110	102
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (b)	89	3
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (a)	3,971	3,972
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (b)	903	860
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (b)	324	313
Class M4, 2.9461% 9/25/34 (b)	433	276
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (b)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (b)	188	187
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (b)	28	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (b)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (a)(b)	1,689	819
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	2,778	2,778
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	2,488	2,489
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	1,671	1,675
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	12,019	12,007
TOTAL ASSET-BACKED SECURITIES
(Cost $61,604)		61,426

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
CSMC Series 2014-3R:
Class 2A1, 1.4561% 5/27/37 (a)(b)	5,584	5,387
Class AA1, 1.1076% 5/27/37 (a)(b)	4,705	4,488
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (b)	201	199
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.012% 8/25/36 (b)	437	397
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	321	305
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	1,819	1,819
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0611% 7/25/35 (b)	384	372
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (a)(b)	139	101
Class B6, 3.6133% 6/10/35 (a)(b)	185	111
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	13	13
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (b)	28	29
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,791)		13,221

Commercial Mortgage Securities - 1.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (b)(f)	140	2
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (a)(b)	19	18
Series 2005-3A:
Class A2, 1.1783% 11/25/35 (a)(b)	156	136
Class M1, 1.2183% 11/25/35 (a)(b)	42	37
Class M2, 1.2683% 11/25/35 (a)(b)	32	26
Class M3, 1.2883% 11/25/35 (a)(b)	28	23
Class M4, 1.3783% 11/25/35 (a)(b)	35	28
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (a)(b)	397	347
Class B1, 2.1783% 1/25/36 (a)(b)	22	17
Class M1, 1.2283% 1/25/36 (a)(b)	128	108
Class M2, 1.2483% 1/25/36 (a)(b)	48	39
Class M3, 1.2783% 1/25/36 (a)(b)	70	57
Class M4, 1.3883% 1/25/36 (a)(b)	39	33
Class M5, 1.4283% 1/25/36 (a)(b)	39	29
Class M6, 1.4783% 1/25/36 (a)(b)	41	31
Series 2006-1:
Class A2, 1.1383% 4/25/36 (a)(b)	74	65
Class M1, 1.1583% 4/25/36 (a)(b)	45	38
Class M2, 1.1783% 4/25/36 (a)(b)	47	40
Class M3, 1.1983% 4/25/36 (a)(b)	41	35
Class M4, 1.2983% 4/25/36 (a)(b)	23	19
Class M5, 1.3383% 4/25/36 (a)(b)	22	18
Class M6, 1.4183% 4/25/36 (a)(b)	45	37
Series 2006-2A:
Class M1, 1.0883% 7/25/36 (a)(b)	66	55
Class M2, 1.1083% 7/25/36 (a)(b)	47	39
Class M3, 1.1283% 7/25/36 (a)(b)	39	32
Class M4, 1.1983% 7/25/36 (a)(b)	44	37
Class M5, 1.2483% 7/25/36 (a)(b)	32	26
Series 2006-3A Class M4, 1.2083% 10/25/36 (a)(b)	21	18
Series 2006-4A:
Class A2, 1.0483% 12/25/36 (a)(b)	1,148	984
Class M1, 1.0683% 12/25/36 (a)(b)	92	63
Class M2, 1.0883% 12/25/36 (a)(b)	62	41
Class M3, 1.1183% 12/25/36 (a)(b)	62	30
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	243	211
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	719	623
Class A2, 1.0761% 7/25/37 (a)(b)	674	578
Class M1, 1.1261% 7/25/37 (a)(b)	230	178
Class M2, 1.1661% 7/25/37 (a)(b)	150	116
Class M3, 1.2461% 7/25/37 (a)(b)	117	84
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	239	202
Class M1, 1.0661% 7/25/37 (a)(b)	127	100
Class M2, 1.0961% 7/25/37 (a)(b)	135	103
Class M3, 1.1261% 7/25/37 (a)(b)	218	163
Class M4, 1.2561% 7/25/37 (a)(b)	344	231
Class M5, 1.3561% 7/25/37 (a)(b)	164	85
Series 2007-4A Class M1, 1.7283% 9/25/37 (a)(b)	37	9
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (a)(b)	18	18
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.767% 12/15/27 (a)(b)	2,300	2,314
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (b)	3,652	3,660
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	602	608
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	590	590
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LD11 Class A4, 5.7592% 6/15/49 (b)	52,991	53,097
Series 2007-CB19:
Class B, 5.7342% 2/12/49 (b)	93	20
Class C, 5.7342% 2/12/49 (b)	245	16
Class D, 5.7342% 2/12/49 (b)	156	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (b)	2,677	2,699
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 5.8266% 6/12/50 (b)	3,670	3,687
Series 2008-C1 Class A4, 5.69% 2/12/51	1,441	1,462
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	12,938	12,930
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	2,552	2,557
Series 2007-8 Class A3, 5.8873% 8/12/49 (b)	781	786
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (a)(b)	227	227
sequential payer Series 2007-IQ15 Class A4, 5.9037% 6/11/49 (b)	12,920	13,044
Series 2007-IQ14 Class A4, 5.692% 4/15/49	5,271	5,267
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	9,782	9,765
Class B, 4.181% 11/15/34 (a)	3,453	3,453
Class C, 5.205% 11/15/34 (a)	2,422	2,430
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	56	28
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C32 Class A3, 5.7165% 6/15/49 (b)	9,279	9,302
Series 2007-C33 Class A4, 5.9654% 2/15/51 (b)	10,239	10,259
Series 2007-C32:
Class D, 5.7165% 6/15/49 (b)	823	246
Class E, 5.7165% 6/15/49 (b)	1,297	283
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $153,529)		143,939

Municipal Securities - 1.5%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	29,170	26,863
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	7,762	7,862
4.95% 6/1/23	10,235	10,453
5.1% 6/1/33	47,970	44,489
Series 2010-1, 6.63% 2/1/35	4,420	4,559
Series 2010-3:
6.725% 4/1/35	5,880	6,107
7.35% 7/1/35	3,010	3,259
Series 2010-5, 6.2% 7/1/21	3,205	3,363
Series 2011:
5.365% 3/1/17	195	195
5.665% 3/1/18	7,610	7,850
5.877% 3/1/19	18,645	19,681
Series 2013:
3.14% 12/1/18	165	164
3.6% 12/1/19	4,135	4,080
TOTAL MUNICIPAL SECURITIES
(Cost $145,471)		138,925

Bank Notes - 0.7%
Capital One NA 2.95% 7/23/21	8,151	8,248
Citizens Bank NA 2.3% 12/3/18	5,551	5,581
Discover Bank:
(Delaware) 3.2% 8/9/21	10,016	10,139
3.1% 6/4/20	8,842	8,998
8.7% 11/18/19	1,409	1,604
KeyBank NA 6.95% 2/1/28	1,344	1,684
PNC Bank NA 2.45% 11/5/20	9,934	10,008
Regions Bank 7.5% 5/15/18	18,321	19,485
TOTAL BANK NOTES
(Cost $64,266)		65,747
	Shares	Value (000s)

Fixed-Income Funds - 26.2%
Fidelity Mortgage Backed Securities Central Fund (g)	18,287,142	$1,973,914
Fidelity Specialized High Income Central Fund (g)	4,440,331	460,418
TOTAL FIXED-INCOME FUNDS
(Cost $2,452,896)		2,434,332
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	11,612
	Shares	Value (000s)

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.60% (h)
(Cost $322,508)	322,461,074	322,526
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.1%
Investments in repurchase agreements in a joint trading account at 0.53%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations) # (i)
(Cost $103,009)	103,011	103,009
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $9,326,023)		9,326,879
NET OTHER ASSETS (LIABILITIES) - (0.4)%(j)		(37,270)
NET ASSETS - 100%		$9,289,609

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/32	$(500)	$(514)
3.5% 3/1/47	(100)	(102)
4% 3/1/47	(500)	(525)

TOTAL FANNIE MAE		(1,141)

Freddie Mac
3% 3/1/47	(200)	(199)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,341)		$(1,340)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid)(000s)	Unrealized Appreciation/(Depreciation)(000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	$(40)	$(121)	$(161)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	USD 4,085	(22)	(97)	(119)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(101)	(172)	(273)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	USD 6,500	(101)	(201)	(302)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,825	(106)	10	(96)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	USD 3,823	(106)	25	(81)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 3,823	(40)	(40)	(80)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	USD 5,500	(57)	(26)	(83)
TOTAL BUY PROTECTION						(573)	(622)	(1,195)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	USD 50	(1)	0	(1)

TOTAL CREDIT DEFAULT SWAPS						$(574)	$(622)	$(1,196)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $257,003,000 or 2.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,859,000.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes investment made with cash collateral received from securities on loan.

 (j) Includes cash collateral of $1 from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$712
Fidelity Mortgage Backed Securities Central Fund	27,047
Fidelity Specialized High Income Central Fund	12,221
Total	$39,980

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,288,686	$47,422	$311,944	$1,973,914	31.5%
Fidelity Specialized High Income Central Fund	444,074	13,483	--	460,418	58.8%
Total	$2,732,760	$60,905	$311,944	$2,434,332

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,564,998	$--	$2,564,998	$--
U.S. Government and Government Agency Obligations	3,436,684	--	3,436,684	--
U.S. Government Agency - Mortgage Securities	30,460	--	30,460	--
Asset-Backed Securities	61,426	--	60,607	819
Collateralized Mortgage Obligations	13,221	--	13,009	212
Commercial Mortgage Securities	143,939	--	143,656	283
Municipal Securities	138,925	--	138,925	--
Bank Notes	65,747	--	65,747	--
Fixed-Income Funds	2,434,332	2,434,332	--	--
Preferred Securities	11,612	--	11,612	--
Money Market Funds	322,526	322,526	--	--
Cash Equivalents	103,009	--	103,009	--
Total Investments in Securities:	$9,326,879	$2,756,858	$6,568,707	$1,314
Derivative Instruments:
Liabilities
Swaps	$(574)	$--	$(574)	$--
Total Liabilities	$(574)	$--	$(574)	$--
Total Derivative Instruments:	$(574)	$--	$(574)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,340)	$--	$(1,340)	$--
Total Other Financial Instruments:	$(1,340)	$--	$(1,340)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(574)
Total Credit Risk	0	(574)
Total Value of Derivatives	$0	$(574)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$103,009,000 due 3/01/17 at 0.53%
J.P. Morgan Securities, Inc.	$103,009
$103,009

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $100,091 and repurchase agreements of $103,009) — See accompanying schedule: Unaffiliated issuers (cost $6,550,619)	$6,570,021
Fidelity Central Funds (cost $2,775,404)	2,756,858
Total Investments (cost $9,326,023)		$9,326,879
Cash		1,107
Receivable for investments sold		76,450
Receivable for TBA sale commitments		1,341
Receivable for fund shares sold		89,639
Interest receivable		42,916
Distributions receivable from Fidelity Central Funds		151
Other receivables		145
Total assets		9,538,628
Liabilities
Payable for investments purchased
Regular delivery	$126,842
Delayed delivery	1,453
TBA sale commitments, at value	1,340
Payable for fund shares redeemed	10,858
Distributions payable	1,305
Bi-lateral OTC swaps, at value	574
Accrued management fee	2,351
Distribution and service plan fees payable	42
Other affiliated payables	1,099
Other payables and accrued expenses	145
Collateral on securities loaned	103,010
Total liabilities		249,019
Net Assets		$9,289,609
Net Assets consist of:
Paid in capital		$9,372,418
Distributions in excess of net investment income		(99)
Accumulated undistributed net realized gain (loss) on investments		(82,370)
Net unrealized appreciation (depreciation) on investments		(340)
Net Assets		$9,289,609
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($71,893 ÷ 9,168 shares)		$7.84
Maximum offering price per share (100/96.00 of $7.84)		$8.17
Class T:
Net Asset Value and redemption price per share ($22,501 ÷ 2,868 shares)		$7.85
Maximum offering price per share (100/96.00 of $7.85)		$8.18
Class C:
Net Asset Value and offering price per share ($26,564 ÷ 3,383 shares)(a)		$7.85
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($8,559,199 ÷ 1,090,737 shares)		$7.85
Class I:
Net Asset Value, offering price and redemption price per share ($609,452 ÷ 77,584 shares)		$7.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Dividends		$404
Interest		74,187
Income from Fidelity Central Funds		39,980
Total income		114,571
Expenses
Management fee	$13,714
Transfer agent fees	4,599
Distribution and service plan fees	268
Fund wide operations fee	1,778
Independent trustees' fees and expenses	18
Miscellaneous	14
Total expenses before reductions	20,391
Expense reductions	–	20,391
Net investment income (loss)		94,180
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,061
Fidelity Central Funds	29,855
Swaps	(452)
Capital gain distributions from Fidelity Central Funds	4,637
Total net realized gain (loss)		37,101
Change in net unrealized appreciation (depreciation) on: Investment securities	(242,322)
Swaps	134
Delayed delivery commitments	2
Total change in net unrealized appreciation (depreciation)		(242,186)
Net gain (loss)		(205,085)
Net increase (decrease) in net assets resulting from operations		$(110,905)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,180	$216,737
Net realized gain (loss)	37,101	25,158
Change in net unrealized appreciation (depreciation)	(242,186)	271,882
Net increase (decrease) in net assets resulting from operations	(110,905)	513,777
Distributions to shareholders from net investment income	(101,172)	(204,238)
Share transactions - net increase (decrease)	852,370	1,514,143
Total increase (decrease) in net assets	640,293	1,823,682
Net Assets
Beginning of period	8,649,316	6,825,634
End of period	$9,289,609	$8,649,316
Other Information
Undistributed net investment income end of period	$–	$6,893
Distributions in excess of net investment income end of period	$(99)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.03	$7.74	$7.93	$7.64	$7.98	$7.66
Income from Investment Operations
Net investment income (loss)A	.071	.197	.203	.197	.152	.207
Net realized and unrealized gain (loss)	(.183)	.278	(.204)	.270	(.350)	.315
Total from investment operations	(.112)	.475	(.001)	.467	(.198)	.522
Distributions from net investment income	(.078)	(.185)	(.189)	(.177)	(.142)	(.202)
Total distributions	(.078)	(.185)	(.189)	(.177)	(.142)	(.202)
Net asset value, end of period	$7.84	$8.03	$7.74	$7.93	$7.64	$7.98
Total ReturnB,C,D	(1.40)%	6.25%	(.04)%	6.17%	(2.52)%	6.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.77%	.77%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.78%G	.77%	.77%	.78%	.77%	.78%
Expenses net of all reductions	.78%G	.77%	.77%	.78%	.77%	.78%
Net investment income (loss)	1.83%G	2.54%	2.57%	2.52%	1.91%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$72	$79	$78	$70	$82	$110
Portfolio turnover rateH	45%G	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class T

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.04	$7.75	$7.94	$7.64	$7.98	$7.66
Income from Investment Operations
Net investment income (loss)A	.070	.194	.201	.196	.150	.205
Net realized and unrealized gain (loss)	(.183)	.279	(.205)	.280	(.349)	.314
Total from investment operations	(.113)	.473	(.004)	.476	(.199)	.519
Distributions from net investment income	(.077)	(.183)	(.186)	(.176)	(.141)	(.199)
Total distributions	(.077)	(.183)	(.186)	(.176)	(.141)	(.199)
Net asset value, end of period	$7.85	$8.04	$7.75	$7.94	$7.64	$7.98
Total ReturnB,C,D	(1.41)%	6.20%	(.07)%	6.29%	(2.54)%	6.88%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.81%	.80%	.79%	.79%	.81%
Expenses net of fee waivers, if any	.80%G	.81%	.80%	.79%	.79%	.81%
Expenses net of all reductions	.80%G	.81%	.80%	.79%	.79%	.81%
Net investment income (loss)	1.80%G	2.50%	2.54%	2.51%	1.90%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$23	$24	$21	$27	$41	$39
Portfolio turnover rateH	45%G	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.05	$7.75	$7.94	$7.65	$7.99	$7.67
Income from Investment Operations
Net investment income (loss)A	.041	.138	.143	.139	.092	.149
Net realized and unrealized gain (loss)	(.194)	.288	(.204)	.270	(.349)	.315
Total from investment operations	(.153)	.426	(.061)	.409	(.257)	.464
Distributions from net investment income	(.047)	(.126)	(.129)	(.119)	(.083)	(.144)
Total distributions	(.047)	(.126)	(.129)	(.119)	(.083)	(.144)
Net asset value, end of period	$7.85	$8.05	$7.75	$7.94	$7.65	$7.99
Total ReturnB,C,D	(1.89)%	5.57%	(.79)%	5.38%	(3.24)%	6.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.52%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.52%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.55%G	1.54%	1.52%	1.51%	1.52%	1.52%
Net investment income (loss)	1.06%G	1.78%	1.81%	1.78%	1.16%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$27	$30	$28	$36	$29	$44
Portfolio turnover rateH	45%G	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.04	$7.75	$7.94	$7.65	$7.98	$7.67
Income from Investment Operations
Net investment income (loss)A	.084	.222	.228	.222	.177	.233
Net realized and unrealized gain (loss)	(.184)	.279	(.204)	.270	(.339)	.304
Total from investment operations	(.100)	.501	.024	.492	(.162)	.537
Distributions from net investment income	(.090)	(.211)	(.214)	(.202)	(.168)	(.227)
Total distributions	(.090)	(.211)	(.214)	(.202)	(.168)	(.227)
Net asset value, end of period	$7.85	$8.04	$7.75	$7.94	$7.65	$7.98
Total ReturnB,C	(1.24)%	6.59%	.28%	6.51%	(2.08)%	7.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.15%F	2.86%	2.89%	2.85%	2.23%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$8,559	$7,974	$6,207	$5,520	$5,395	$4,876
Portfolio turnover rateG	45%F	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.05	$7.76	$7.95	$7.65	$7.99	$7.67
Income from Investment Operations
Net investment income (loss)A	.082	.218	.224	.218	.171	.229
Net realized and unrealized gain (loss)	(.183)	.279	(.204)	.280	(.348)	.315
Total from investment operations	(.101)	.497	.020	.498	(.177)	.544
Distributions from net investment income	(.089)	(.207)	(.210)	(.198)	(.163)	(.224)
Total distributions	(.089)	(.207)	(.210)	(.198)	(.163)	(.224)
Net asset value, end of period	$7.86	$8.05	$7.76	$7.95	$7.65	$7.99
Total ReturnB,C	(1.26)%	6.53%	.23%	6.58%	(2.26)%	7.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.51%	.52%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.51%	.52%	.50%
Expenses net of all reductions	.50%F	.50%	.50%	.51%	.52%	.50%
Net investment income (loss)	2.11%F	2.81%	2.84%	2.79%	2.17%	2.94%
Supplemental Data
Net assets, end of period (in millions)	$609	$543	$490	$417	$416	$100
Portfolio turnover rateG	45%F	48%	182%	218%	307%	276%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$145,411
Gross unrealized depreciation	(138,219)
Net unrealized appreciation (depreciation) on securities	$7,192
Tax cost	$9,319,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(67,932)
No expiration
Short-term	(11,500)
Total capital loss carryforward	$(79,432)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(452)	$134

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $225,206 and $1,079,321, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$94	$1
Class T	-%	.25%	29	--
Class C	.75%	.25%	145	20
			$268	$21

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class T	2
Class C(a)	2
$8

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$65.17
Class T	23.20
Class C	27.19
Investment Grade Bond	4,089.10
Class I	395.14
	$4,599

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $646.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by less than five-hundred dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$741	$1,815
Class T	226	491
Class B	–	21
Class C	174	458
Investment Grade Bond	93,746	188,131
Class I	6,285	13,322
Total	$101,172	$204,238

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	1,025	3,194	$8,088	$24,766
Reinvestment of distributions	89	222	702	1,723
Shares redeemed	(1,745)	(3,713)	(13,693)	(28,774)
Net increase (decrease)	(631)	(297)	$(4,903)	$(2,285)
Class T
Shares sold	286	834	$2,247	$6,518
Reinvestment of distributions	27	60	215	470
Shares redeemed	(430)	(656)	(3,370)	(5,074)
Net increase (decrease)	(117)	238	$(908)	$1,914
Class B
Shares sold	–	19	$–	$146
Reinvestment of distributions	–	2	–	15
Shares redeemed	–	(254)	–	(1,985)
Net increase (decrease)	–	(233)	$–	$(1,824)
Class C
Shares sold	380	1,433	$3,011	$11,101
Reinvestment of distributions	20	50	156	386
Shares redeemed	(749)	(1,374)	(5,854)	(10,667)
Net increase (decrease)	(349)	109	$(2,687)	$820
Investment Grade Bond
Shares sold	222,025	327,391	$1,742,326	$2,540,404
Reinvestment of distributions	10,994	22,289	86,500	173,505
Shares redeemed	(133,942)	(159,071)	(1,047,495)	(1,232,081)
Net increase (decrease)	99,077	190,609	$781,331	$1,481,828
Class I
Shares sold	13,011	17,994	$102,161	$140,114
Reinvestment of distributions	765	1,523	6,025	11,869
Shares redeemed	(3,631)	(15,220)	(28,649)	(118,293)
Net increase (decrease)	10,145	4,297	$79,537	$33,690

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.78%
Actual		$1,000.00	$986.00	$3.84
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Class T	.80%
Actual		$1,000.00	$985.90	$3.94
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class C	1.55%
Actual		$1,000.00	$981.10	$7.61
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Investment Grade Bond	.45%
Actual		$1,000.00	$987.60	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$987.40	$2.46
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended January 31, 2016, and as a result, the Board will continue to discuss with FMR the steps it is taking to address the fund's performance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Corporate Bond Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	3.1%
AAA	2.0%
AA	2.2%
A	18.2%
BBB	59.8%
BB and Below	12.4%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	1.8%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	3.1%
AAA	2.4%
AA	2.1%
A	15.5%
BBB	53.8%
BB and Below	16.3%
Short-Term Investments and Net Other Assets	6.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Corporate Bonds	91.0%
U.S. Government and U.S. Government Agency Obligations	3.1%
Municipal Bonds	0.5%
Other Investments	3.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 23.1%

As of August 31, 2016*
Corporate Bonds	85.7%
U.S. Government and U.S. Government Agency Obligations	3.1%
Municipal Bonds	0.5%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 19.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 1.5%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,209,088
General Motors Co. 5% 4/1/35	2,537,000	2,562,230
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,913,664
Volkswagen International Finance NV 2.375% 3/22/17 (a)	2,050,000	2,051,171
		16,736,153
Diversified Consumer Services - 0.6%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	478,002
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	6,470,485
		6,948,487
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.:
3.7% 1/30/26	527,000	540,685
4.875% 12/9/45	7,437,000	7,980,377
		8,521,062
Household Durables - 1.4%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,622,895
4% 2/15/20	5,000,000	5,200,000
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,850,625
		15,673,520
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,761,585
Media - 2.9%
21st Century Fox America, Inc.:
3% 9/15/22	778,000	777,317
4.5% 2/15/21	1,621,000	1,736,542
6.9% 8/15/39	300,000	384,913
7.75% 12/1/45	111,000	157,298
CBS Corp. 2.3% 8/15/19	3,480,000	3,490,496
Comcast Corp.:
1.625% 1/15/22	12,000,000	11,514,084
4.65% 7/15/42	2,200,000	2,303,239
6.4% 3/1/40	1,150,000	1,486,741
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	644,140
5.875% 11/15/40	1,648,000	1,787,333
6.55% 5/1/37	1,329,000	1,535,763
6.75% 7/1/18	700,000	743,112
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,009,324
6.2% 3/15/40	1,700,000	1,971,405
6.625% 5/15/29	1,460,000	1,790,386
		33,332,093
Specialty Retail - 0.9%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,582
Home Depot, Inc. 5.95% 4/1/41	941,000	1,213,324
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	748,331
TJX Companies, Inc. 2.25% 9/15/26	8,278,000	7,634,071
		9,857,308

TOTAL CONSUMER DISCRETIONARY		96,830,208

CONSUMER STAPLES - 5.5%
Beverages - 2.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	11,885,000	12,010,470
3.3% 2/1/23	2,385,000	2,434,849
4.7% 2/1/36	2,258,000	2,429,416
4.9% 2/1/46	2,583,000	2,837,924
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,073,800
4.25% 5/1/23	3,315,000	3,478,231
Heineken NV 4% 10/1/42 (a)	96,000	92,420
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,972,024
		32,329,134
Food & Staples Retailing - 0.7%
Mondelez International Holdings Netherlands BV 2% 10/28/21 (a)	8,020,000	7,707,348
Food Products - 0.2%
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,661,921
Tobacco - 1.8%
Altria Group, Inc. 2.85% 8/9/22	5,856,000	5,856,937
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,713,554
4.25% 7/21/25 (a)	1,134,000	1,177,421
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,123,518
Reynolds American, Inc.:
3.25% 6/12/20	235,000	240,780
4% 6/12/22	366,000	384,534
4.45% 6/12/25	585,000	618,500
5.7% 8/15/35	304,000	352,633
5.85% 8/15/45	4,487,000	5,336,645
		20,804,522

TOTAL CONSUMER STAPLES		62,502,925

ENERGY - 12.7%
Energy Equipment & Services - 0.4%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,547,973
6.5% 4/1/20	658,000	732,206
		4,280,179
Oil, Gas & Consumable Fuels - 12.3%
Anadarko Finance Co. 7.5% 5/1/31	614,000	788,148
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,484,340
5.55% 3/15/26	744,000	835,460
6.6% 3/15/46	2,986,000	3,739,908
Apache Corp. 4.75% 4/15/43	3,233,000	3,329,010
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	4,342,064
BP Capital Markets PLC:
1.676% 5/3/19	482,000	479,927
3.119% 5/4/26	3,774,000	3,689,738
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,395,022
5.85% 2/1/35	528,000	588,923
6.25% 3/15/38	4,352,000	5,102,555
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,972,600
5.7% 10/15/19	1,189,000	1,278,860
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	163,135
5.35% 3/15/20 (a)	10,096,000	10,575,560
5.85% 5/21/43 (a)(b)	7,500,000	7,012,500
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	370,000
2.7% 4/1/19	64,000	63,520
3.875% 3/15/23	222,000	214,230
4.95% 4/1/22	1,925,000	1,992,375
5.6% 4/1/44	340,000	312,800
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	494,718
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	146,209
Enbridge, Inc.:
4.25% 12/1/26	425,000	439,040
5.5% 12/1/46	3,794,000	4,109,744
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,025,777
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	164,897
3.75% 2/15/25	547,000	556,434
4.85% 3/15/44	2,023,000	2,097,238
4.95% 10/15/54	2,437,000	2,539,522
Exxon Mobil Corp.:
3.043% 3/1/26	5,024,000	5,011,591
4.114% 3/1/46	5,034,000	5,257,792
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	344,971
3.95% 9/1/22	518,000	533,676
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	3,975,380
5% 2/15/21 (a)	562,000	604,471
Marathon Petroleum Corp. 2.7% 12/14/18	1,631,000	1,652,454
ONEOK Partners LP 2% 10/1/17	2,822,000	2,826,165
Petro-Canada 6.05% 5/15/18	4,470,000	4,695,328
Petroleos Mexicanos:
3.5% 7/18/18	959,000	975,207
5.375% 3/13/22 (a)	620,000	648,489
5.5% 2/4/19	1,440,000	1,513,800
5.5% 1/21/21	545,000	575,929
6% 3/5/20	116,000	124,526
6.375% 2/4/21	3,870,000	4,207,658
6.375% 1/23/45	937,000	891,556
6.5% 3/13/27 (a)	3,048,000	3,239,262
6.875% 8/4/26	2,930,000	3,210,548
Phillips 66 Co. 4.3% 4/1/22	300,000	321,478
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	3,729,000	4,044,541
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	662,229
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	59,857
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,467,230
4.5% 3/15/45	971,000	937,412
4.6% 6/15/21	414,000	439,974
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,960,110
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	950,934
Western Gas Partners LP:
2.6% 8/15/18	858,000	861,124
4.65% 7/1/26	264,000	276,123
5.375% 6/1/21	1,273,000	1,381,652
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,507,463
3.6% 3/15/22	216,000	219,809
3.9% 1/15/25	280,000	281,078
4% 9/15/25	5,000,000	5,062,230
4.3% 3/4/24	491,000	508,231
		140,534,532

TOTAL ENERGY		144,814,711

FINANCIALS - 31.4%
Banks - 13.3%
Bank of America Corp. 4% 1/22/25	3,277,000	3,309,213
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,739,151
Barclays PLC 3.65% 3/16/25	4,116,000	4,014,833
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,559,924
BPCE SA 5.15% 7/21/24 (a)	6,475,000	6,611,351
Citigroup, Inc.:
2.3607% 9/1/23 (b)	8,780,000	9,029,703
4.05% 7/30/22	316,000	330,082
4.4% 6/10/25	1,221,000	1,254,078
5.5% 9/13/25	1,317,000	1,450,653
8.125% 7/15/39	1,924,000	2,873,190
Citizens Bank NA 2.55% 5/13/21	338,000	337,131
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,519,835
Credit Agricole SA 4.375% 3/17/25 (a)	3,636,000	3,599,916
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,314,178
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,565,985
Discover Bank:
2% 2/21/18	3,900,000	3,911,384
7% 4/15/20	2,391,000	2,659,218
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,177,364
8.25% 3/1/38	3,848,000	5,475,319
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,240,585
7% 12/15/20	1,087,000	1,250,228
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,815,444
5.71% 1/15/26 (a)	1,569,000	1,514,899
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,225,130
Lloyds Banking Group PLC 3.1% 7/6/21	2,463,000	2,489,238
PNC Bank NA 2.15% 4/29/21	10,000,000	9,916,010
Rabobank Nederland:
3.75% 7/21/26	7,120,000	6,953,563
4.625% 12/1/23	4,531,000	4,775,022
Regions Bank 6.45% 6/26/37	2,611,000	2,974,412
Regions Financial Corp. 3.2% 2/8/21	614,000	625,647
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,257,564
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,684,237
6% 12/19/23	5,228,000	5,551,409
6.1% 6/10/23	1,000,000	1,061,492
6.125% 12/15/22	5,972,000	6,348,750
SunTrust Banks, Inc.:
2.5% 5/1/19	5,184,000	5,237,805
2.7% 1/27/22	5,507,000	5,505,678
		151,159,621
Capital Markets - 8.2%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	8,019,858
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,664,377
Credit Suisse AG 6% 2/15/18	122,000	126,759
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,673,874
Goldman Sachs Group, Inc.:
3.5% 11/16/26	5,750,000	5,647,041
3.75% 5/22/25	10,750,000	10,905,445
3.75% 2/25/26	5,000,000	5,059,650
5.25% 7/27/21	1,227,000	1,349,165
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,711,489
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,014,749
5.25% 7/15/44	3,386,000	3,806,148
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,121,314
4.3% 1/27/45	948,000	954,970
4.875% 11/1/22	9,466,000	10,201,963
5.5% 7/28/21	1,222,000	1,358,178
5.75% 1/25/21	557,000	620,753
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,482,383
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	5,020,123
4% 6/15/25	6,038,000	6,265,162
		94,003,401
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	395,000	400,743
3.95% 2/1/22	7,500,000	7,761,600
5% 10/1/21	3,970,000	4,294,984
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,685,100
4.75% 9/10/18	4,500,000	4,651,875
American Express Credit Corp. 2.2% 3/3/20	5,600,000	5,594,176
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,590,699
5.2% 4/27/22	2,355,000	2,560,596
Ford Motor Credit Co. LLC 2.597% 11/4/19	4,950,000	5,001,906
Synchrony Financial 2.6% 1/15/19	5,000,000	5,040,850
		43,582,529
Diversified Financial Services - 1.0%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	113,431
Brixmor Operating Partnership LP 3.25% 9/15/23	1,461,000	1,435,676
General Electric Capital Corp. 5.875% 1/14/38	150,000	192,388
ING U.S., Inc. 5.7% 7/15/43	2,607,000	2,927,082
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,562,841
		11,231,418
Insurance - 5.1%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	561,784
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,443,976
4.5% 7/16/44	5,833,000	5,707,054
Aon Corp. 6.25% 9/30/40	253,000	305,647
Aon PLC:
3.5% 6/14/24	2,830,000	2,847,874
4.75% 5/15/45	6,000,000	6,123,498
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,874,184
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,371,452
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (a)(b)	66,000	58,740
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,161,362
8.125% 6/15/38 (b)	4,915,000	5,259,050
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,711,160
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,785,652
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,169,503
5.375% 12/1/41 (a)	148,000	171,457
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,352,357
6% 2/10/20 (a)	1,050,000	1,141,971
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,384,000
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,393,655
Unum Group:
5.625% 9/15/20	1,846,000	2,025,568
5.75% 8/15/42	3,748,000	4,230,761
		58,080,705

TOTAL FINANCIALS		358,057,674

HEALTH CARE - 8.4%
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 3.75% 11/30/26	5,900,000	5,897,056
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,780,651
		10,677,707
Health Care Providers & Services - 1.8%
Aetna, Inc. 2.8% 6/15/23	8,907,000	8,856,782
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,730,843
3.95% 10/15/42	132,000	131,161
4.25% 3/15/43	2,500,000	2,595,720
4.625% 7/15/35	745,000	824,456
4.625% 11/15/41	965,000	1,043,293
4.75% 7/15/45	1,829,000	2,061,415
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,753
3.3% 1/15/23	1,300,000	1,310,717
		19,843,140
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	509,000	512,058
Pharmaceuticals - 5.6%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,513,560
Allergan PLC 1.875% 10/1/17	7,416,000	7,433,190
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	2,852,000	2,957,128
Mylan N.V. 3.95% 6/15/26	8,772,000	8,567,262
Perrigo Co. PLC 3.5% 3/15/21	2,131,000	2,163,519
Perrigo Finance PLC 4.375% 3/15/26	4,850,000	4,950,439
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,313,000	5,269,949
2.4% 9/23/21	5,300,000	5,191,408
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	8,535,000	8,477,892
1.7% 7/19/19	1,971,000	1,945,040
2.2% 7/21/21	3,872,000	3,728,058
2.8% 7/21/23	2,864,000	2,705,644
3.15% 10/1/26	3,818,000	3,533,723
4.1% 10/1/46	407,000	351,815
Zoetis, Inc.:
1.875% 2/1/18	1,017,000	1,019,511
3.45% 11/13/20	286,000	294,586
		64,102,724

TOTAL HEALTH CARE		95,135,629

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,295,006
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,056,277
		4,351,283
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	562,725
Continental Airlines, Inc. 6.648% 3/15/19	18,447	18,515
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	8,827	9,004
8.36% 1/20/19	11,053	11,495
		601,739
Industrial Conglomerates - 1.0%
General Electric Co. 4.125% 10/9/42	434,000	451,175
Roper Technologies, Inc.:
2.05% 10/1/18	7,475,000	7,511,919
2.8% 12/15/21	1,681,000	1,685,238
3.8% 12/15/26	1,738,000	1,756,590
		11,404,922
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	581,032
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,026,327
4.4% 3/15/42	2,500,000	2,623,040
		3,649,367
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.125% 1/15/18	408,000	409,362
3.375% 6/1/21	2,910,000	2,971,762
3.75% 2/1/22	1,086,000	1,120,747
3.875% 4/1/21	3,305,000	3,428,938
		7,930,809

TOTAL INDUSTRIALS		28,519,152

INFORMATION TECHNOLOGY - 4.5%
Electronic Equipment & Components - 1.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,767,170
6.02% 6/15/26 (a)	3,770,000	4,157,036
Tyco Electronics Group SA 6.55% 10/1/17	4,758,000	4,895,468
		12,819,674
IT Services - 0.6%
MasterCard, Inc. 3.8% 11/21/46	5,906,000	5,875,064
The Western Union Co. 2.875% 12/10/17	926,000	934,373
		6,809,437
Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp. 2.2% 9/16/21	5,780,000	5,672,798
Software - 1.2%
Microsoft Corp. 3.7% 8/8/46	6,065,000	5,742,215
Oracle Corp.:
3.25% 5/15/30	4,148,000	4,124,585
4.375% 5/15/55	4,148,000	4,154,823
5.375% 7/15/40	240,000	282,334
		14,303,957
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc. 3.85% 8/4/46	5,043,000	4,854,099
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (b)	3,420,000	3,593,165
6.2% 10/15/35 (b)	3,426,000	3,638,285
		12,085,549

TOTAL INFORMATION TECHNOLOGY		51,691,415

MATERIALS - 0.7%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,222,955
Ecolab, Inc. 1.45% 12/8/17	434,000	433,612
Potash Corp. of Saskatchewan, Inc. 4% 12/15/26	995,000	1,012,218
		6,668,785
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	446,174
6.75% 10/19/75 (a)(b)	1,010,000	1,154,430
		1,600,604

TOTAL MATERIALS		8,269,389

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Boston Properties, Inc. 2.75% 10/1/26	10,000,000	9,293,940
Camden Property Trust 4.25% 1/15/24	758,000	791,401
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,352,581
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,060,332
3.7% 6/15/21	476,000	487,007
DDR Corp.:
4.625% 7/15/22	391,000	412,499
4.75% 4/15/18	1,764,000	1,807,435
7.5% 4/1/17	4,000,000	4,018,872
Duke Realty LP:
3.875% 10/15/22	403,000	421,120
4.375% 6/15/22	206,000	220,207
6.75% 3/15/20	1,295,000	1,449,607
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,073,467
Health Care REIT, Inc. 2.25% 3/15/18	324,000	325,513
Highwoods/Forsyth LP 3.875% 3/1/27	1,597,000	1,599,271
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	247,672
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,622,565
		36,183,489
Real Estate Management & Development - 1.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,034,776
4.1% 10/1/24	3,000,000	3,007,473
4.55% 10/1/29	2,014,000	2,021,434
4.95% 4/15/18	290,000	298,636
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,088,632
4.125% 6/15/22	1,832,000	1,920,454
4.4% 2/15/24	1,039,000	1,100,207
4.75% 10/1/20	752,000	801,042
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	488,741
4.5% 4/18/22	94,000	95,456
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,882,471
Tanger Properties LP:
3.875% 12/1/23	398,000	406,968
6.125% 6/1/20	661,000	729,572
Ventas Realty LP 4.125% 1/15/26	345,000	352,182
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	509,492
		19,737,536

TOTAL REAL ESTATE		55,921,025

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	4,911,554
4.5% 5/15/35	4,270,000	4,051,773
4.75% 5/15/46	2,316,000	2,164,117
5.55% 8/15/41	2,700,000	2,799,517
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,654,187
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	614,145
3.5% 11/1/21	1,420,000	1,462,106
4.6% 4/1/21	460,000	493,399
4.862% 8/21/46	5,287,000	5,184,184
5.012% 8/21/54	6,001,000	5,807,204
		32,142,186
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,648,686

TOTAL TELECOMMUNICATION SERVICES		36,790,872

UTILITIES - 6.9%
Electric Utilities - 3.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	1,215,000	1,204,947
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	223,671
DPL, Inc. 6.75% 10/1/19	3,400,000	3,536,000
Duke Energy Corp. 1.8% 9/1/21	675,000	652,917
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,401,787
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	500,000	559,261
6.4% 9/15/20 (a)	1,310,000	1,464,803
FirstEnergy Corp. 2.75% 3/15/18	699,000	705,121
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,363,576
IPALCO Enterprises, Inc. 3.45% 7/15/20	1,894,000	1,927,145
Nevada Power Co. 6.65% 4/1/36	500,000	670,302
Southern Co.:
1.55% 7/1/18	11,192,000	11,157,663
1.85% 7/1/19	6,599,000	6,574,320
Tampa Electric Co. 6.55% 5/15/36	500,000	641,570
TECO Finance, Inc. 5.15% 3/15/20	114,000	121,880
Xcel Energy, Inc. 4.8% 9/15/41	554,000	593,023
		34,797,986
Gas Utilities - 1.1%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	5,092,039
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,106,838
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,232,022
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,093
		12,449,992
Independent Power and Renewable Electricity Producers - 1.0%
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,411,000	7,682,191
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,698,557
		11,380,748
Multi-Utilities - 1.7%
Dominion Resources, Inc.:
3.2982% 9/30/66 (b)	7,158,000	5,840,212
3.8232% 6/30/66 (b)	145,000	133,038
NiSource Finance Corp.:
5.25% 2/15/43	234,000	264,225
5.95% 6/15/41	1,493,000	1,802,044
6.4% 3/15/18	24,000	25,154
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,916,815
5.625% 7/15/22	4,240,000	4,725,048
6.5% 12/15/20	613,000	689,038
Sempra Energy:
2.3% 4/1/17	3,024,000	3,026,740
2.875% 10/1/22	224,000	222,954
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	117,000	106,616
		19,751,884

TOTAL UTILITIES		78,380,610

TOTAL NONCONVERTIBLE BONDS
(Cost $1,000,647,687)		1,016,913,610

U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds:
2.5% 2/15/46	$13,315,000	$12,059,955
3% 11/15/45	19,761,000	19,844,360
U.S. Treasury Notes 2.25% 11/15/25	3,635,000	3,606,887
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $36,181,285)		35,511,202

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	432,779
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	57,090
7.5% 4/1/34	1,165,000	1,668,198
7.55% 4/1/39	1,815,000	2,690,828
7.625% 3/1/40	345,000	508,678
TOTAL MUNICIPAL SECURITIES
(Cost $4,730,443)		5,357,573

Bank Notes - 2.1%
Capital One Bank U.S.A. NA 2.3% 6/5/19	5,000,000	5,017,875
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,133,565
Regions Bank 7.5% 5/15/18	7,499,000	7,975,449
TOTAL BANK NOTES
(Cost $23,880,643)		24,126,889
	Shares	Value

Fixed-Income Funds - 2.3%
Fidelity Specialized High Income Central Fund (c)
(Cost $25,950,521)	248,376	25,754,151
	Principal Amount	Value

Preferred Securities - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,473,018)	12,560,000	13,756,510
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.60% (d)
(Cost $16,007,832)	16,004,902	16,008,103
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,121,871,429)		1,137,428,038
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,068,226
NET ASSETS - 100%		$1,139,496,264

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $157,446,375 or 13.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,961
Fidelity Specialized High Income Central Fund	864,164
Total	$929,125

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$44,831,142	$934,733	$19,984,339	$25,754,151	3.3%
Total	$44,831,142	$934,733	$19,984,339	$25,754,151

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,016,913,610	$--	$1,016,913,610	$--
U.S. Government and Government Agency Obligations	35,511,202	--	35,511,202	--
Municipal Securities	5,357,573	--	5,357,573	--
Bank Notes	24,126,889	--	24,126,889	--
Fixed-Income Funds	25,754,151	25,754,151	--	--
Preferred Securities	13,756,510	--	13,756,510	--
Money Market Funds	16,008,103	16,008,103	--	--
Total Investments in Securities:	$1,137,428,038	$41,762,254	$1,095,665,784	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.9%
United Kingdom	5.3%
Netherlands	4.3%
Canada	4.1%
Ireland	2.8%
France	1.5%
Mexico	1.5%
Luxembourg	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,079,913,076)	$1,095,665,784
Fidelity Central Funds (cost $41,958,353)	41,762,254
Total Investments (cost $1,121,871,429)		$1,137,428,038
Receivable for investments sold		4,667,639
Receivable for fund shares sold		1,279,398
Interest receivable		10,868,799
Distributions receivable from Fidelity Central Funds		4,451
Total assets		1,154,248,325
Liabilities
Payable for investments purchased	$13,295,939
Payable for fund shares redeemed	805,016
Distributions payable	190,394
Accrued management fee	328,547
Distribution and service plan fees payable	26,291
Other affiliated payables	105,874
Total liabilities		14,752,061
Net Assets		$1,139,496,264
Net Assets consist of:
Paid in capital		$1,131,141,855
Undistributed net investment income		603,258
Accumulated undistributed net realized gain (loss) on investments		(7,805,458)
Net unrealized appreciation (depreciation) on investments		15,556,609
Net Assets		$1,139,496,264
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($42,258,099 ÷ 3,705,984 shares)		$11.40
Maximum offering price per share (100/96.00 of $11.40)		$11.87
Class T:
Net Asset Value and redemption price per share ($9,388,069 ÷ 823,336 shares)		$11.40
Maximum offering price per share (100/96.00 of $11.40)		$11.87
Class C:
Net Asset Value and offering price per share ($18,550,377 ÷ 1,627,067 shares)(a)		$11.40
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($913,547,325 ÷ 80,118,923 shares)		$11.40
Class I:
Net Asset Value, offering price and redemption price per share ($155,752,394 ÷ 13,659,306 shares)		$11.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Dividends		$478,850
Interest		19,681,709
Income from Fidelity Central Funds		929,125
Total income		21,089,684
Expenses
Management fee	$2,043,820
Transfer agent fees	661,861
Distribution and service plan fees	165,586
Independent trustees' fees and expenses	2,461
Miscellaneous	1,924
Total expenses before reductions	2,875,652
Expense reductions	(369)	2,875,283
Net investment income (loss)		18,214,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,661,676)
Fidelity Central Funds	(392,262)
Capital gain distributions from Fidelity Central Funds	70,569
Total net realized gain (loss)		(2,983,369)
Change in net unrealized appreciation (depreciation) on investment securities		(32,223,562)
Net gain (loss)		(35,206,931)
Net increase (decrease) in net assets resulting from operations		$(16,992,530)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,214,401	$34,597,265
Net realized gain (loss)	(2,983,369)	(4,868,212)
Change in net unrealized appreciation (depreciation)	(32,223,562)	62,297,183
Net increase (decrease) in net assets resulting from operations	(16,992,530)	92,026,236
Distributions to shareholders from net investment income	(18,144,779)	(34,329,909)
Share transactions - net increase (decrease)	(58,631,298)	198,359,159
Total increase (decrease) in net assets	(93,768,607)	256,055,486
Net Assets
Beginning of period	1,233,264,871	977,209,385
End of period	$1,139,496,264	$1,233,264,871
Other Information
Undistributed net investment income end of period	$603,258	$533,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.161	.337	.319	.305	.277	.287
Net realized and unrealized gain (loss)	(.330)	.618	(.420)	.720	(.536)	.857
Total from investment operations	(.169)	.955	(.101)	1.025	(.259)	1.144
Distributions from net investment income	(.161)	(.335)	(.312)	(.305)	(.273)	(.294)
Distributions from net realized gain	–	–	(.007)	–	(.078)	(.130)
Total distributions	(.161)	(.335)	(.319)	(.305)	(.351)	(.424)
Net asset value, end of period	$11.40	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C,D	(1.43)%	8.77%	(.92)%	9.60%	(2.36)%	10.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.79%	.79%	.79%	.76%	.76%
Expenses net of fee waivers, if any	.79%G	.79%	.79%	.79%	.76%	.76%
Expenses net of all reductions	.79%G	.79%	.79%	.79%	.76%	.76%
Net investment income (loss)	2.85%G	3.00%	2.79%	2.73%	2.43%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$42,258	$43,691	$29,835	$27,677	$21,833	$40,842
Portfolio turnover rateH	43%G	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class T

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42	$10.69
Income from Investment Operations
Net investment income (loss)A	.157	.328	.311	.298	.272	.284
Net realized and unrealized gain (loss)	(.331)	.617	(.420)	.720	(.537)	.868
Total from investment operations	(.174)	.945	(.109)	1.018	(.265)	1.152
Distributions from net investment income	(.156)	(.325)	(.304)	(.298)	(.267)	(.292)
Distributions from net realized gain	–	–	(.007)	–	(.078)	(.130)
Total distributions	(.156)	(.325)	(.311)	(.298)	(.345)	(.422)
Net asset value, end of period	$11.40	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C,D	(1.47)%	8.68%	(.99)%	9.53%	(2.42)%	11.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%G	.87%	.86%	.85%	.80%	.79%
Expenses net of fee waivers, if any	.87%G	.87%	.86%	.85%	.80%	.79%
Expenses net of all reductions	.87%G	.87%	.86%	.85%	.80%	.79%
Net investment income (loss)	2.77%G	2.92%	2.72%	2.67%	2.39%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$9,388	$9,443	$7,812	$6,651	$6,502	$12,078
Portfolio turnover rateH	43%G	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$11.11	$11.53	$10.80	$11.42	$10.69
Income from Investment Operations
Net investment income (loss)A	.118	.253	.231	.219	.189	.204
Net realized and unrealized gain (loss)	(.320)	.607	(.419)	.730	(.544)	.868
Total from investment operations	(.202)	.860	(.188)	.949	(.355)	1.072
Distributions from net investment income	(.118)	(.250)	(.225)	(.219)	(.187)	(.212)
Distributions from net realized gain	–	–	(.007)	–	(.078)	(.130)
Total distributions	(.118)	(.250)	(.232)	(.219)	(.265)	(.342)
Net asset value, end of period	$11.40	$11.72	$11.11	$11.53	$10.80	$11.42
Total ReturnB,C,D	(1.72)%	7.86%	(1.67)%	8.86%	(3.20)%	10.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.55%	1.56%	1.53%	1.51%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.55%	1.56%	1.53%	1.51%
Expenses net of all reductions	1.55%G	1.54%	1.55%	1.56%	1.53%	1.51%
Net investment income (loss)	2.09%G	2.25%	2.03%	1.96%	1.66%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$18,550	$20,816	$20,372	$11,713	$13,705	$24,613
Portfolio turnover rateH	43%G	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.180	.375	.358	.342	.309	.321
Net realized and unrealized gain (loss)	(.330)	.618	(.420)	.721	(.532)	.858
Total from investment operations	(.150)	.993	(.062)	1.063	(.223)	1.179
Distributions from net investment income	(.180)	(.373)	(.351)	(.343)	(.309)	(.329)
Distributions from net realized gain	–	–	(.007)	–	(.078)	(.130)
Total distributions	(.180)	(.373)	(.358)	(.343)	(.387)	(.459)
Net asset value, end of period	$11.40	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C	(1.27)%	9.14%	(.58)%	9.96%	(2.06)%	11.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.46%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.19%F	3.34%	3.13%	3.07%	2.74%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$913,547	$1,000,845	$800,365	$697,733	$771,621	$471,540
Portfolio turnover rateG	43%F	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42	$10.70
Income from Investment Operations
Net investment income (loss)A	.178	.369	.350	.336	.301	.316
Net realized and unrealized gain (loss)	(.331)	.618	(.418)	.720	(.530)	.858
Total from investment operations	(.153)	.987	(.068)	1.056	(.229)	1.174
Distributions from net investment income	(.177)	(.367)	(.345)	(.336)	(.303)	(.324)
Distributions from net realized gain	–	–	(.007)	–	(.078)	(.130)
Total distributions	(.177)	(.367)	(.352)	(.336)	(.381)	(.454)
Net asset value, end of period	$11.40	$11.73	$11.11	$11.53	$10.81	$11.42
Total ReturnB,C	(1.29)%	9.08%	(.63)%	9.90%	(2.11)%	11.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.51%	.52%	.49%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.51%	.51%	.49%
Expenses net of all reductions	.50%F	.50%	.50%	.51%	.51%	.49%
Net investment income (loss)	3.14%F	3.29%	3.07%	3.01%	2.68%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$155,752	$158,470	$118,825	$65,882	$49,866	$5,996
Portfolio turnover rateG	43%F	40%	50%	61%	58%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$29,880,576
Gross unrealized depreciation	(12,685,578)
Net unrealized appreciation (depreciation) on securities	$17,194,998
Tax cost	$1,120,233,040

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,188,658)
Long-term	(4,523,608)
Total no expiration	$(6,712,266)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $176,867,523 and $173,731,554, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$52,756	$2,572
Class T	-%	.25%	11,500	–
Class C	.75%	.25%	101,330	31,164
			$165,586	$33,736

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,838
Class T	1,019
Class C(a)	2,882
$9,739

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39,409.19
Class T	12,249.27
Class C	19,406.19
Corporate Bond	474,008.10
Class I	116,789.15
	$661,861

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,945 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $369.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$593,936	$1,034,952
Class T	125,619	240,553
Class C	209,047	424,033
Corporate Bond	14,795,359	28,466,707
Class I	2,420,818	4,163,664
Total	$18,144,779	$34,329,909

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	748,185	2,126,858	$8,559,862	$24,052,275
Reinvestment of distributions	50,335	88,382	573,990	995,253
Shares redeemed	(818,763)	(1,174,815)	(9,342,244)	(13,254,304)
Net increase (decrease)	(20,243)	1,040,425	$(208,392)	$11,793,224
Class T
Shares sold	200,514	331,986	$2,285,922	$3,741,093
Reinvestment of distributions	10,799	21,004	123,155	236,121
Shares redeemed	(193,352)	(250,824)	(2,201,752)	(2,802,775)
Net increase (decrease)	17,961	102,166	$207,325	$1,174,439
Class C
Shares sold	277,601	958,954	$3,175,399	$10,772,394
Reinvestment of distributions	17,782	37,147	202,752	416,870
Shares redeemed	(443,803)	(1,054,744)	(5,039,008)	(11,648,634)
Net increase (decrease)	(148,420)	(58,643)	$(1,660,857)	$(459,370)
Corporate Bond
Shares sold	16,672,830	38,155,563	$189,474,785	$431,559,422
Reinvestment of distributions	1,193,014	2,364,319	13,608,943	26,571,506
Shares redeemed	(23,106,143)	(27,211,196)	(261,776,823)	(304,477,232)
Net increase (decrease)	(5,240,299)	13,308,686	$(58,693,095)	$153,653,696
Class I
Shares sold	1,332,862	5,190,569	$15,193,675	$59,061,593
Reinvestment of distributions	203,405	360,872	2,319,587	4,062,389
Shares redeemed	(1,392,089)	(2,732,943)	(15,789,541)	(30,926,812)
Net increase (decrease)	144,178	2,818,498	$1,723,721	$32,197,170

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.79%
Actual		$1,000.00	$985.70	$3.89
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class T	.87%
Actual		$1,000.00	$985.30	$4.28
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Class C	1.55%
Actual		$1,000.00	$982.80	$7.62
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Corporate Bond	.46%
Actual		$1,000.00	$987.30	$2.27
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class I	.50%
Actual		$1,000.00	$987.10	$2.46
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2015 and the total expense ratio of Class T ranked equal to the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® U.S. Bond Index Fund Class F Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	69.6%
AAA	4.1%
AA	3.4%
A	10.2%
BBB	13.0%
BB and Below	0.5%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	69.4%
AAA	4.8%
AA	3.7%
A	9.7%
BBB	13.3%
BB and Below	0.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Corporate Bonds	26.3%
U.S. Government and U.S. Government Agency Obligations	69.6%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.6%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments - 8.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016*
Corporate Bonds	26.1%
U.S. Government and U.S. Government Agency Obligations	69.4%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	1.3%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.8)%

 * Foreign investments - 8.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,703
1.7% 9/9/21	4,500	4,370
2.125% 10/10/18	6,550	6,606
2.15% 3/13/20	8,550	8,553
2.25% 8/15/19	7,650	7,733
Ford Motor Co. 4.75% 1/15/43	7,650	7,399
General Motors Co.:
5.2% 4/1/45	4,270	4,299
6.6% 4/1/36	5,840	6,860
6.75% 4/1/46	4,000	4,860
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,757
4% 1/15/25	6,170	6,216
4% 10/6/26	3,680	3,663
4.3% 7/13/25	12,400	12,632
4.375% 9/25/21	9,190	9,690
		97,341
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,005
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,652
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,488
3.959% 7/1/38	4,725	5,005
Northwestern University 4.643% 12/1/44	3,350	3,948
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,450
3.619% 10/1/37	1,000	1,000
Rice University 3.774% 5/15/55	1,900	1,825
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,318
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,225
University of Southern California 5.25% 10/1/2111	2,000	2,324
		29,240
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,341
3.7% 1/30/26	16,870	17,308
4.875% 12/9/45	5,430	5,827
5.35% 3/1/18	2,317	2,404
6.3% 3/1/38	7,045	8,911
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,821
Starbucks Corp.:
2.45% 6/15/26	10,000	9,579
3.85% 10/1/23	1,875	2,020
		51,211
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 4.8% 12/5/34	6,000	6,777
Media - 1.0%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,137
5.4% 10/1/43	3,875	4,270
5.65% 8/15/20	1,000	1,103
6.15% 3/1/37	3,955	4,722
6.15% 2/15/41	10,500	12,643
6.9% 3/1/19	2,110	2,306
6.9% 8/15/39	2,000	2,566
7.75% 12/1/45	3,160	4,478
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	7,426
7.625% 4/15/31	3,250	4,385
CBS Corp.:
4% 1/15/26	6,000	6,144
4.6% 1/15/45	7,300	7,239
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	7,980	8,419
6.484% 10/23/45	4,690	5,452
Comcast Corp.:
1.625% 1/15/22	5,500	5,277
2.35% 1/15/27	12,800	11,755
3.125% 7/15/22	3,000	3,068
3.15% 3/1/26	5,000	4,929
3.3% 2/1/27	6,420	6,396
3.375% 8/15/25	13,700	13,778
4.65% 7/15/42	9,000	9,422
4.75% 3/1/44	5,400	5,742
5.7% 5/15/18	2,940	3,090
5.7% 7/1/19	8,500	9,260
6.4% 3/1/40	1,000	1,293
6.55% 7/1/39	3,000	3,911
6.95% 8/15/37	6,700	9,066
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,300
4.875% 4/1/43	4,900	4,478
5.05% 6/1/20	3,200	3,450
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,867
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,016
5.85% 5/1/17	5,801	5,844
6.75% 7/1/18	1,162	1,234
7.3% 7/1/38	4,000	5,003
8.75% 2/14/19	2,368	2,660
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,009
3.55% 6/1/24	3,000	2,994
3.6% 7/15/25	6,340	6,275
4% 1/15/22	1,000	1,043
4.65% 6/1/44	3,000	2,873
4.85% 7/15/45	3,000	2,979
6.5% 11/15/36	5,724	6,860
Viacom, Inc.:
4.25% 9/1/23	7,775	8,022
4.375% 3/15/43	2,635	2,313
5.625% 9/15/19	1,000	1,077
6.125% 10/5/17	5,420	5,561
Walt Disney Co.:
1.85% 5/30/19	1,500	1,507
1.85% 7/30/26	5,110	4,623
2.3% 2/12/21	4,740	4,791
2.55% 2/15/22	2,810	2,841
3.15% 9/17/25	9,470	9,704
4.125% 6/1/44	5,700	5,915
5.5% 3/15/19	2,000	2,156
		278,672
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	7,996
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,479
4.3% 2/15/43	4,750	4,000
Nordstrom, Inc. 5% 1/15/44	2,000	1,938
Target Corp.:
3.875% 7/15/20	3,000	3,174
4% 7/1/42	7,000	6,881
		28,468
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,956
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,810
3.25% 4/15/25	4,000	3,933
3.7% 4/15/22	5,500	5,687
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,060
3% 4/1/26	10,030	10,040
3.75% 2/15/24	6,725	7,147
4.2% 4/1/43	1,575	1,639
4.25% 4/1/46	3,280	3,459
4.875% 2/15/44	2,875	3,306
5.875% 12/16/36	10,400	13,304
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,305
3.7% 4/15/46	3,500	3,323
4.625% 4/15/20	2,000	2,142
4.65% 4/15/42	6,500	7,065
5.8% 4/15/40	2,000	2,491
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,933
		89,600

TOTAL CONSUMER DISCRETIONARY		581,309

CONSUMER STAPLES - 2.0%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,339
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,723
2.625% 1/17/23	2,825	2,789
2.65% 2/1/21	19,340	19,544
3.3% 2/1/23	10,250	10,464
3.65% 2/1/26	42,220	42,836
4.625% 2/1/44	5,750	6,115
4.7% 2/1/36	4,870	5,240
4.9% 2/1/46	18,180	19,974
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,638
8.2% 1/15/39	2,800	4,257
Constellation Brands, Inc. 3.7% 12/6/26	7,550	7,556
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,701
5.75% 10/23/17	5,185	5,330
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,839
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,797
3% 7/15/26	7,000	6,675
4.2% 7/15/46	8,730	8,308
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,066
2.375% 10/6/26	6,750	6,423
3.6% 8/13/42	3,000	2,859
4.25% 10/22/44	6,000	6,310
4.45% 4/14/46	800	867
4.875% 11/1/40	2,300	2,628
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,899
2.875% 10/27/25	9,580	9,541
3.15% 11/15/20	3,700	3,859
		208,577
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,776
2.8% 7/20/20	8,400	8,538
3.875% 7/20/25	4,660	4,812
4.875% 7/20/35	3,100	3,374
5.125% 7/20/45	8,810	9,820
5.3% 12/5/43	4,391	4,988
Kroger Co.:
2.65% 10/15/26	2,850	2,652
3.5% 2/1/26	4,000	4,022
5.15% 8/1/43	2,725	2,972
Sysco Corp.:
3.3% 7/15/26	3,280	3,228
3.75% 10/1/25	5,700	5,807
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,892
3.3% 4/22/24	19,000	19,770
5.625% 4/1/40	2,000	2,480
5.625% 4/15/41	4,600	5,740
6.5% 8/15/37	8,275	11,223
Walgreen Co. 3.1% 9/15/22	2,850	2,863
Walgreens Boots Alliance, Inc.:
2.6% 6/1/21	7,700	7,688
3.45% 6/1/26	5,000	4,918
4.65% 6/1/46	3,500	3,573
		120,136
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,670
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	8,813
General Mills, Inc.:
2.2% 10/21/19	7,000	7,054
5.65% 2/15/19	13,501	14,487
H.J. Heinz Co.:
3% 6/1/26	8,500	8,026
5% 7/15/35	3,500	3,686
5.2% 7/15/45	5,180	5,472
Kellogg Co.:
3.125% 5/17/22	1,875	1,910
3.25% 5/21/18	2,800	2,855
3.25% 4/1/26	3,720	3,660
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,909
5% 6/4/42	2,825	2,898
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,769
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,752
Unilever Capital Corp.:
2% 7/28/26	2,000	1,828
2.2% 3/6/19	7,475	7,544
3.1% 7/30/25	2,900	2,898
		101,231
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,380
2.4% 3/1/22	5,200	5,193
2.4% 6/1/23	8,000	7,852
3.2% 7/30/46	2,500	2,215
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,031
2.3% 2/6/22	4,700	4,729
3.1% 8/15/23	10,000	10,323
		42,723
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,354
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,001
4.25% 8/9/42	9,780	9,722
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,729
2.125% 5/10/23	3,100	2,959
2.75% 2/25/26	3,750	3,621
3.875% 8/21/42	4,825	4,591
4.5% 3/26/20	2,000	2,144
4.875% 11/15/43	6,000	6,596
5.65% 5/16/18	6,789	7,126
6.375% 5/16/38	1,450	1,865
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,464
4.85% 9/15/23	1,800	1,956
5.85% 8/15/45	4,240	5,043
7.25% 6/15/37	7,220	9,627
		84,444

TOTAL CONSUMER STAPLES		567,465

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,236
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,573
Halliburton Co.:
3.8% 11/15/25	10,380	10,663
5% 11/15/45	7,540	8,190
6.15% 9/15/19	2,000	2,207
7.45% 9/15/39	1,500	2,046
		28,915
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,963
4.85% 3/15/21	10,145	10,906
6.2% 3/15/40	2,000	2,332
6.45% 9/15/36	2,675	3,242
6.6% 3/15/46	4,650	5,824
Apache Corp. 5.1% 9/1/40	3,000	3,188
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	5,006
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,812
2.315% 2/13/20	1,800	1,811
2.5% 11/6/22	3,000	2,942
2.521% 1/15/20	6,000	6,065
3.017% 1/16/27	9,500	9,161
3.062% 3/17/22	3,750	3,798
3.245% 5/6/22	7,750	7,928
4.5% 10/1/20	2,000	2,148
4.75% 3/10/19	1,000	1,056
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,905
5.7% 5/15/17	1,148	1,158
6.25% 3/15/38	6,850	8,031
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,663
3.8% 9/15/23	1,750	1,740
6.75% 11/15/39	2,000	2,261
Chevron Corp.:
1.104% 12/5/17	5,700	5,694
1.718% 6/24/18	7,525	7,553
1.961% 3/3/20	8,625	8,630
2.1% 5/16/21	13,750	13,645
2.193% 11/15/19	11,400	11,504
2.954% 5/16/26	11,000	10,860
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,101
4.5% 6/1/25	3,325	3,529
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,840
3.35% 5/15/25	6,810	6,829
4.95% 3/15/26	15,620	17,301
5.75% 2/1/19	2,902	3,117
6.5% 2/1/39	7,529	9,483
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,700
3.875% 3/15/23	3,775	3,643
Devon Energy Corp.:
3.25% 5/15/22	4,000	4,014
5% 6/15/45	3,500	3,567
5.6% 7/15/41	2,875	3,082
Ecopetrol SA:
5.375% 6/26/26	4,740	4,865
5.875% 5/28/45	3,800	3,431
El Paso Natural Gas Co. 5.95% 4/15/17	926	931
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,086
6.5% 4/15/18	1,000	1,047
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,802
5.5% 12/1/46	6,650	7,203
Encana Corp.:
3.9% 11/15/21	4,900	5,026
6.5% 2/1/38	5,000	5,718
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,497
4.15% 10/1/20	4,500	4,698
5.15% 3/15/45	8,000	7,799
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,792
3.95% 2/15/27	25,880	26,662
4.05% 2/15/22	9,325	9,876
4.85% 8/15/42	2,500	2,587
4.85% 3/15/44	5,000	5,183
5.7% 2/15/42	2,000	2,285
6.65% 4/15/18	2,000	2,104
7.55% 4/15/38	2,000	2,665
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,893
5.625% 6/1/19	1,000	1,080
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,309
3.567% 3/6/45	6,650	6,335
Hess Corp.:
3.5% 7/15/24	3,800	3,688
5.6% 2/15/41	3,400	3,489
8.125% 2/15/19	6,000	6,629
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,461
3.45% 2/15/23	12,200	12,141
3.5% 9/1/23	2,000	1,977
3.95% 9/1/22	7,000	7,212
5% 3/1/43	1,000	983
5.5% 3/1/44	6,997	7,274
5.625% 9/1/41	1,000	1,023
6.55% 9/15/40	3,000	3,400
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,821
Magellan Midstream Partners LP:
5% 3/1/26	3,000	3,315
6.55% 7/15/19	4,592	5,043
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,964
5.2% 6/1/45	5,000	5,024
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,089
6.5% 3/1/41	1,000	1,132
MPLX LP:
4.125% 3/1/27	9,450	9,511
5.2% 3/1/47	6,120	6,250
Nexen, Inc. 5.875% 3/10/35	3,710	4,298
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	5,948
3.125% 2/15/22	2,000	2,046
3.4% 4/15/26	3,400	3,417
4.1% 2/15/47	2,820	2,773
4.4% 4/15/46	5,100	5,237
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,057
3.375% 10/1/22	5,000	5,012
Petro-Canada:
6.05% 5/15/18	3,650	3,834
6.8% 5/15/38	8,445	11,064
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,439
3.5% 7/18/18	5,925	6,025
3.5% 7/23/20	11,525	11,626
3.5% 1/30/23	6,725	6,395
4.625% 9/21/23	10,420	10,441
4.875% 1/24/22	18,010	18,370
5.5% 6/27/44	2,748	2,363
5.625% 1/23/46	5,680	4,935
6.375% 1/23/45	10,400	9,896
6.5% 3/13/27 (a)	11,320	12,030
6.75% 9/21/47	5,486	5,431
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,039
5.875% 5/1/42	9,500	11,178
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,030
4.65% 10/15/25	12,250	12,769
4.9% 2/15/45	1,900	1,814
5.75% 1/15/20	1,000	1,085
6.65% 1/15/37	2,795	3,155
Shell International Finance BV:
1.125% 8/21/17	1,375	1,374
1.75% 9/12/21	6,500	6,330
2.125% 5/11/20	8,300	8,322
2.375% 8/21/22	3,000	2,952
3.25% 5/11/25	4,160	4,196
4% 5/10/46	4,000	3,904
4.375% 5/11/45	13,300	13,765
6.375% 12/15/38	4,200	5,512
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,138
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,915
4.75% 3/15/24	4,825	5,168
Statoil ASA:
1.2% 1/17/18	5,575	5,563
1.95% 11/8/18	7,300	7,332
2.25% 11/8/19	8,000	8,068
3.7% 3/1/24	3,650	3,821
5.1% 8/17/40	2,000	2,297
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	11,851
6.85% 6/1/39	2,000	2,653
Sunoco Logistics Partner Operations LP 3.9% 7/15/26	7,520	7,431
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,760
5.75% 6/24/44	1,900	1,919
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,629
Total Capital International SA:
1.55% 6/28/17	5,000	5,007
2.1% 6/19/19	4,275	4,302
2.7% 1/25/23	1,900	1,894
2.75% 6/19/21	6,000	6,103
2.875% 2/17/22	4,175	4,237
3.75% 4/10/24	2,000	2,094
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,932
6.1% 6/1/40	6,700	8,391
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,363
Valero Energy Corp. 6.625% 6/15/37	5,420	6,513
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,391
4% 7/1/22	3,000	3,097
Williams Partners LP:
3.35% 8/15/22	2,800	2,808
3.9% 1/15/25	3,525	3,539
		807,610

TOTAL ENERGY		836,525

FINANCIALS - 8.2%
Banks - 4.3%
Asian Development Bank 2.625% 1/12/27	6,500	6,552
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,765
3.7% 11/16/25	6,640	6,919
Bank of America Corp.:
2% 1/11/18	3,550	3,566
2.503% 10/21/22	9,000	8,749
2.6% 1/15/19	3,775	3,822
2.625% 4/19/21	7,000	7,008
2.65% 4/1/19	17,925	18,160
3.248% 10/21/27	3,750	3,596
4% 4/1/24	9,000	9,372
4% 1/22/25	6,000	6,059
4.1% 7/24/23	7,000	7,328
4.183% 11/25/27	5,150	5,186
4.2% 8/26/24	8,500	8,772
4.25% 10/22/26	4,000	4,077
4.443% 1/20/48 (b)	5,250	5,338
4.45% 3/3/26	13,000	13,481
4.875% 4/1/44	1,920	2,085
5% 5/13/21	4,000	4,352
5% 1/21/44	5,370	5,937
5.7% 1/24/22	6,250	7,021
5.75% 12/1/17	5,855	6,038
5.875% 1/5/21	6,640	7,422
Bank of Montreal:
1.4% 9/11/17	2,875	2,877
2.375% 1/25/19	3,700	3,740
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,071
4.5% 12/16/25	15,880	16,597
Barclays PLC:
2.75% 11/8/19	10,000	10,078
3.25% 1/12/21	7,500	7,573
4.337% 1/10/28	5,600	5,661
4.375% 1/12/26	5,000	5,092
5.25% 8/17/45	5,600	5,978
BB&T Corp.:
1.6% 8/15/17	5,700	5,707
2.05% 6/19/18	1,900	1,909
BNP Paribas SA:
2.375% 5/21/20	11,600	11,594
2.7% 8/20/18	4,900	4,965
BPCE SA:
2.25% 1/27/20	4,000	3,980
2.5% 7/15/19	12,100	12,175
4% 4/15/24	2,000	2,082
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,122
Capital One NA:
2.25% 9/13/21	9,000	8,822
2.4% 9/5/19	7,000	7,038
Citigroup, Inc.:
2.35% 8/2/21	21,100	20,785
2.5% 9/26/18	750	757
2.5% 7/29/19	7,400	7,471
2.55% 4/8/19	3,700	3,741
3.7% 1/12/26	11,130	11,166
4.125% 7/25/28	15,440	15,304
4.4% 6/10/25	4,000	4,108
4.6% 3/9/26	6,000	6,232
4.75% 5/18/46	2,370	2,384
5.3% 5/6/44	2,000	2,168
5.5% 9/13/25	5,000	5,507
5.875% 1/30/42	1,675	2,032
8.125% 7/15/39	8,000	11,947
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,302
4.3% 12/3/25	1,891	1,947
Comerica, Inc. 3.8% 7/22/26	3,650	3,648
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,767
2.3% 3/12/20	7,550	7,564
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,827
4.375% 6/15/22	14,100	15,109
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,700
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,663
3.8% 6/9/23	12,000	12,011
4.55% 4/17/26	8,500	8,795
4.875% 5/15/45	5,000	5,132
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,031
3.625% 9/9/24	3,425	3,479
Discover Bank:
2% 2/21/18	7,375	7,397
3.45% 7/27/26	12,750	12,492
4.2% 8/8/23	7,000	7,348
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,484
5% 4/11/22	6,170	6,817
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,699
4.5% 6/1/18	824	851
8.25% 3/1/38	2,079	2,958
HSBC Holdings PLC:
2.65% 1/5/22	6,000	5,913
3.4% 3/8/21	10,600	10,859
3.9% 5/25/26	11,000	11,146
4.25% 8/18/25	5,600	5,687
4.375% 11/23/26	3,200	3,236
4.875% 1/14/22	10,100	10,942
5.1% 4/5/21	2,800	3,046
6.5% 9/15/37	10,500	13,080
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,635
2.625% 9/24/18	7,500	7,574
3.5% 6/23/24	7,000	7,108
Huntington Bancshares, Inc.:
2.3% 1/14/22	9,400	9,162
2.6% 8/2/18	4,675	4,714
3.15% 3/14/21	9,500	9,671
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,092
1.75% 4/14/22	1,875	1,834
1.875% 6/16/20	5,270	5,283
1.875% 3/15/21	3,900	3,884
2% 6/2/26	4,000	3,811
2.125% 1/18/22	6,100	6,115
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,001
1.875% 7/21/26	3,800	3,507
2.125% 2/10/25	2,000	1,911
2.25% 11/4/26	5,230	4,955
2.75% 1/21/26	3,170	3,151
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,306
2% 8/15/17	7,000	7,025
2.25% 1/23/20	8,875	8,917
2.35% 1/28/19	23,000	23,248
2.95% 10/1/26	17,230	16,484
3.25% 9/23/22	4,000	4,081
3.3% 4/1/26	9,000	8,887
3.375% 5/1/23	1,900	1,909
3.875% 9/10/24	7,725	7,871
4.125% 12/15/26	5,875	6,019
4.35% 8/15/21	2,000	2,144
4.5% 1/24/22	13,000	14,047
4.625% 5/10/21	1,500	1,620
4.85% 2/1/44	5,000	5,573
4.95% 6/1/45	2,550	2,737
5.5% 10/15/40	5,700	6,787
5.6% 7/15/41	1,500	1,813
5.625% 8/16/43	5,000	5,877
6.3% 4/23/19	10,000	10,905
KeyCorp. 2.9% 9/15/20	5,800	5,904
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,832
4.65% 3/24/26	8,600	8,802
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,107
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,872
2.998% 2/22/22	9,200	9,266
3.85% 3/1/26	6,580	6,756
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,780
Nordic Investment Bank 2.125% 2/1/22	3,800	3,808
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,760
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,262
PNC Bank NA:
2.4% 10/18/19	4,750	4,801
2.6% 7/21/20	6,680	6,761
2.625% 2/17/22	12,000	12,039
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,860
PNC Funding Corp. 6.7% 6/10/19	2,500	2,763
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,439
4.5% 1/11/21	1,000	1,075
5.25% 5/24/41	3,000	3,515
Rabobank Nederland:
3.75% 7/21/26	7,250	7,081
4.375% 8/4/25	6,000	6,120
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,800
Regions Financial Corp.:
2% 5/15/18	3,650	3,650
3.2% 2/8/21	22,090	22,509
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,583
2.75% 2/1/22	13,000	13,127
4.65% 1/27/26	12,990	13,832
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,749
4.8% 4/5/26	6,600	6,756
Societe Generale SA 2.625% 10/1/18	3,750	3,794
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,735
2.45% 1/16/20	5,000	5,016
2.5% 7/19/18	4,351	4,388
3.4% 7/11/24	5,725	5,780
Sumitomo Mitsui Financial Group, Inc. 2.442% 10/19/21	15,000	14,787
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,025
2.5% 5/1/19	2,000	2,021
3.3% 5/15/26	7,600	7,412
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,891
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	14,113
U.S. Bancorp:
3.1% 4/27/26	9,000	8,864
4.125% 5/24/21	3,000	3,216
Wachovia Corp. 5.75% 6/15/17	2,905	2,943
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,729
2.1% 7/26/21	10,000	9,797
2.6% 7/22/20	7,640	7,731
3% 10/23/26	8,730	8,387
3.3% 9/9/24	4,625	4,645
3.45% 2/13/23	3,675	3,723
3.55% 9/29/25	4,240	4,276
3.9% 5/1/45	4,760	4,601
4.1% 6/3/26	3,225	3,299
4.4% 6/14/46	7,140	7,033
4.48% 1/16/24	3,816	4,069
4.9% 11/17/45	2,770	2,952
5.375% 11/2/43	1,850	2,097
5.606% 1/15/44	11,380	13,337
5.625% 12/11/17	5,972	6,162
Westpac Banking Corp.:
2% 8/14/17	5,000	5,018
2% 8/19/21	8,580	8,381
2.3% 5/26/20	3,000	3,003
2.85% 5/13/26	4,750	4,604
4.875% 11/19/19	3,700	3,965
Zions Bancorp. 4.5% 6/13/23	207	213
		1,224,472
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,644
Bank of New York Mellon Corp. 2.8% 5/4/26	5,630	5,461
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,039
4.25% 5/24/21	6,500	6,992
Credit Suisse AG 6% 2/15/18	15,651	16,261
Deutsche Bank AG 4.5% 4/1/25	3,000	2,873
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,779
4.1% 1/13/26	9,800	9,790
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,893
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,901
2.85% 3/30/25	3,800	3,722
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	26,868
2.375% 1/22/18	9,950	10,024
2.55% 10/23/19	11,000	11,115
2.625% 1/31/19	12,850	13,008
2.9% 7/19/18	2,800	2,842
3.5% 1/23/25	5,000	5,008
3.625% 1/22/23	9,000	9,229
3.75% 2/25/26	5,820	5,889
3.85% 7/8/24	3,800	3,907
3.85% 1/26/27	8,060	8,143
4.25% 10/21/25	5,000	5,126
5.25% 7/27/21	4,500	4,948
5.75% 1/24/22	4,300	4,843
5.95% 1/18/18	3,000	3,114
6% 6/15/20	1,650	1,832
6.15% 4/1/18	7,451	7,804
6.75% 10/1/37	14,860	18,625
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,740
3.75% 12/1/25	5,750	5,986
4% 10/15/23	3,750	4,002
Lazard Group LLC 4.25% 11/14/20	2,650	2,782
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,217
6.875% 4/25/18	6,991	7,391
7.75% 5/14/38	4,175	5,838
Morgan Stanley:
2.125% 4/25/18	8,000	8,043
2.375% 7/23/19	7,550	7,602
2.5% 1/24/19	6,000	6,056
2.625% 11/17/21	8,680	8,610
2.65% 1/27/20	11,000	11,122
3.125% 7/27/26	5,600	5,390
3.7% 10/23/24	6,000	6,128
3.75% 2/25/23	6,775	7,001
3.875% 4/29/24	14,680	15,178
3.875% 1/27/26	5,250	5,356
3.95% 4/23/27	19,030	18,974
4.3% 1/27/45	2,000	2,015
4.375% 1/22/47	8,000	8,132
5.5% 7/28/21	3,400	3,779
5.625% 9/23/19	2,000	2,167
5.75% 1/25/21	5,000	5,572
5.95% 12/28/17	5,745	5,947
6.375% 7/24/42	2,900	3,723
6.625% 4/1/18	5,055	5,315
7.25% 4/1/32	1,000	1,369
7.3% 5/13/19	3,000	3,330
State Street Corp. 2.65% 5/19/26	7,550	7,263
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,520
5.45% 5/15/19	2,000	2,150
Thomson Reuters Corp.:
1.65% 9/29/17	8,000	8,013
4.7% 10/15/19	4,000	4,239
		415,630
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,587
4.5% 5/15/21	14,100	14,922
4.625% 7/1/22	9,450	10,065
American Express Co.:
4.05% 12/3/42	6,975	6,941
7% 3/19/18	5,750	6,072
American Express Credit Corp. 2.375% 3/24/17	3,825	3,828
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,436
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,541
4.75% 7/15/21	4,000	4,332
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,644
1.7% 8/9/21	9,390	9,132
2% 3/5/20	3,900	3,881
2.1% 6/9/19	1,600	1,613
2.25% 12/1/19	6,600	6,655
2.4% 8/9/26	2,850	2,700
2.85% 6/1/22	4,000	4,033
Discover Financial Services:
5.2% 4/27/22	1,000	1,087
6.45% 6/12/17	2,263	2,292
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,436
2.875% 10/1/18	1,575	1,597
3% 6/12/17	3,000	3,014
3.2% 1/15/21	3,600	3,659
3.219% 1/9/22	3,500	3,519
3.336% 3/18/21	4,250	4,325
4.134% 8/4/25	7,000	7,088
4.25% 9/20/22	1,800	1,884
4.375% 8/6/23	4,000	4,190
4.389% 1/8/26	3,290	3,385
5.875% 8/2/21	11,375	12,718
Synchrony Financial:
2.7% 2/3/20	8,000	8,041
3% 8/15/19	5,675	5,762
3.7% 8/4/26	4,723	4,634
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,965
2.1% 1/17/19	6,000	6,058
2.125% 7/18/19	10,400	10,479
2.15% 3/12/20	6,750	6,784
2.75% 5/17/21	2,600	2,641
		196,940
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,477
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,288
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,588
3.125% 3/15/26	11,500	11,553
4.5% 2/11/43	2,000	2,165
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,609
4.125% 6/15/26	7,550	7,661
Broadcom Corp./Broadcom Cayman LP 3% 1/15/22 (a)	12,250	12,242
Export Development Canada 1% 6/15/18	5,290	5,276
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,799
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,740
4.418% 11/15/35	20,239	21,666
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,214
5.875% 1/14/38	4,474	5,738
6.875% 1/10/39	1,146	1,645
Goldman Sachs Group, Inc. 4.75% 10/21/45	10,480	11,102
ING U.S., Inc. 5.7% 7/15/43	3,750	4,210
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,575
1.375% 5/24/21	5,659	5,517
2% 1/26/22	9,427	9,390
KfW:
1% 1/26/18	11,500	11,480
1.125% 8/6/18	5,700	5,683
1.5% 2/6/19	4,200	4,201
1.5% 6/15/21	29,860	29,144
1.75% 10/15/19	15,575	15,608
1.875% 6/30/20	5,670	5,669
2% 5/2/25	3,825	3,690
2.125% 3/7/22	8,182	8,160
2.5% 11/20/24	10,425	10,474
Landwirtschaftliche Rentenbank 1.75% 7/27/26	8,500	7,897
Ontario Province 2% 1/30/19	5,000	5,032
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,758
Voya Financial, Inc. 3.65% 6/15/26	15,789	15,580
		268,831
Insurance - 0.7%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,293
4.35% 11/3/45	4,000	4,280
5.9% 6/15/19	3,000	3,262
AFLAC, Inc. 4% 10/15/46	3,780	3,628
Allstate Corp.:
3.28% 12/15/26	4,720	4,739
4.2% 12/15/46	7,560	7,715
American International Group, Inc.:
3.375% 8/15/20	5,775	5,955
3.75% 7/10/25	2,850	2,870
3.875% 1/15/35	2,700	2,524
3.9% 4/1/26	3,770	3,817
4.5% 7/16/44	8,875	8,683
4.875% 6/1/22	9,000	9,769
5.85% 1/16/18	2,000	2,073
6.4% 12/15/20	2,900	3,295
Aon PLC:
3.5% 6/14/24	2,000	2,013
4% 11/27/23	3,000	3,141
4.6% 6/14/44	1,600	1,583
4.75% 5/15/45	5,880	6,001
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,395
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,268
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,004
2.35% 9/10/19	3,850	3,887
2.35% 3/6/20	4,750	4,765
2.55% 10/15/18	5,800	5,873
3.5% 6/3/24	1,900	1,940
4.05% 10/15/23	6,775	7,145
4.35% 1/30/47	2,800	2,861
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,405
5.875% 2/6/41	2,400	2,946
7.717% 2/15/19	9,000	9,994
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,181
Principal Financial Group, Inc. 4.3% 11/15/46	5,000	5,050
Progressive Corp. 2.45% 1/15/27	4,740	4,463
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,936
5.1% 8/15/43	4,000	4,481
5.4% 6/13/35	447	510
5.625% 5/12/41	2,000	2,382
5.7% 12/14/36	380	448
6.2% 11/15/40	2,400	3,022
7.375% 6/15/19	3,000	3,360
The Chubb Corp.:
5.75% 5/15/18	4,175	4,385
6.5% 5/15/38	3,510	4,774
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,544
6.25% 6/15/37	8,350	10,914
		190,574
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 1.25% 8/17/21	30,311	29,431

TOTAL FINANCIALS		2,325,878

HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,695
2.5% 5/14/20	7,100	7,136
2.9% 11/6/22	5,700	5,666
3.6% 5/14/25	9,000	8,961
4.3% 5/14/36	2,760	2,694
4.4% 11/6/42	4,775	4,585
4.7% 5/14/45	8,980	9,032
Amgen, Inc.:
2.2% 5/22/19	11,425	11,528
2.6% 8/19/26	10,500	9,746
3.125% 5/1/25	2,000	1,977
3.875% 11/15/21	9,600	10,127
4.4% 5/1/45	4,000	3,927
4.663% 6/15/51	12,474	12,595
5.85% 6/1/17	2,928	2,962
Celgene Corp.:
2.875% 8/15/20	3,000	3,045
3.875% 8/15/25	9,500	9,713
5% 8/15/45	4,300	4,566
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,789
3.65% 3/1/26	6,180	6,278
4.15% 3/1/47	7,070	6,793
4.75% 3/1/46	11,000	11,468
		140,283
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,371
3.75% 11/30/26	12,300	12,294
4.9% 11/30/46	10,400	10,807
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,942
4.685% 12/15/44	13,900	14,817
Danaher Corp. 2.4% 9/15/20	7,361	7,433
Medtronic, Inc.:
2.5% 3/15/20	22,100	22,426
4.625% 3/15/45	12,925	14,035
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,272
		110,397
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,960
2.4% 6/15/21	3,700	3,738
3.2% 6/15/26	7,400	7,463
4.125% 6/1/21	7,000	7,419
4.125% 11/15/42	4,411	4,320
4.25% 6/15/36	3,700	3,737
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,751
4.35% 11/1/42	2,000	1,794
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,336
Cigna Corp. 4% 2/15/22	4,600	4,837
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,734
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,815
3% 7/15/23	10,000	9,710
4.5% 2/25/26	7,030	7,302
6.125% 11/15/41	3,000	3,437
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,219
Humana, Inc. 4.95% 10/1/44	2,500	2,662
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,017
McKesson Corp.:
1.4% 3/15/18	4,725	4,715
3.796% 3/15/24	5,000	5,162
4.883% 3/15/44	5,000	5,161
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,000
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,454
4.063% 8/1/56	2,630	2,488
NYU Hospitals Center 4.784% 7/1/44	7,600	8,007
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,388
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,865
2.3% 12/15/19	8,625	8,721
2.7% 7/15/20	6,000	6,134
2.875% 12/15/21	2,575	2,619
3.75% 7/15/25	3,500	3,666
4.2% 1/15/47	3,600	3,735
4.375% 3/15/42	11,800	12,324
4.75% 7/15/45	1,670	1,882
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,005
3.3% 1/15/23	2,000	2,016
4.625% 5/15/42	2,600	2,675
4.65% 1/15/43	2,000	2,077
5.8% 8/15/40	4,000	4,609
		166,954
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,878
3% 4/15/23	4,670	4,614
4.15% 2/1/24	4,379	4,622
5.3% 2/1/44	5,820	6,604
		18,718
Pharmaceuticals - 1.1%
Actavis Funding SCS:
3% 3/12/20	27,100	27,592
3.45% 3/15/22	18,025	18,412
3.8% 3/15/25	8,820	8,911
4.55% 3/15/35	6,650	6,699
4.75% 3/15/45	6,330	6,439
Allergan PLC:
1.875% 10/1/17	3,125	3,132
3.25% 10/1/22	3,000	3,019
AstraZeneca PLC:
4.375% 11/16/45	4,540	4,680
5.9% 9/15/17	4,505	4,612
6.45% 9/15/37	3,250	4,268
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,492
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,014
6.375% 5/15/38	7,218	9,554
Johnson & Johnson:
1.65% 3/1/21	3,770	3,727
2.45% 3/1/26	5,590	5,377
4.5% 12/5/43	6,625	7,437
4.85% 5/15/41	4,260	4,988
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,997
1.85% 2/10/20	9,000	9,025
2.4% 9/15/22	2,000	1,987
3.6% 9/15/42	2,000	1,885
3.7% 2/10/45	6,400	6,193
3.875% 1/15/21	1,000	1,063
5% 6/30/19	5,970	6,425
Mylan N.V.:
3.15% 6/15/21	2,000	2,001
3.95% 6/15/26	2,830	2,764
5.25% 6/15/46	3,300	3,302
Novartis Capital Corp.:
2.4% 5/17/22	6,600	6,585
2.4% 9/21/22	3,750	3,718
3% 11/20/25	10,470	10,496
3.1% 5/17/27	1,890	1,893
3.7% 9/21/42	2,825	2,731
4% 11/20/45	5,240	5,331
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,616
3.5% 3/15/21	4,000	4,061
4% 11/15/23	5,000	5,094
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,164
4.9% 12/15/44	3,089	3,024
Pfizer, Inc.:
3% 12/15/26	6,700	6,640
4.125% 12/15/46	3,290	3,339
4.4% 5/15/44	4,190	4,401
7.2% 3/15/39	5,400	7,815
Sanofi SA 1.25% 4/10/18	7,550	7,547
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	11,108
2.875% 9/23/23	9,450	9,143
3.2% 9/23/26	13,810	13,165
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	13,576
2.8% 7/21/23	11,370	10,741
3.15% 10/1/26	4,700	4,350
4.1% 10/1/46	8,449	7,303
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,002
3.25% 2/1/23	5,000	5,057
4.7% 2/1/43	1,300	1,323
		329,218

TOTAL HEALTH CARE		765,570

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,770
4.7% 5/15/46	5,700	6,254
4.85% 9/15/41	2,700	2,983
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,917
3.85% 4/15/45	1,875	1,809
4.75% 6/1/43	4,000	4,415
Raytheon Co.:
3.125% 10/15/20	2,000	2,070
3.15% 12/15/24	8,900	9,080
4.875% 10/15/40	1,000	1,146
The Boeing Co.:
2.125% 3/1/22	3,760	3,728
2.5% 3/1/25	4,600	4,480
3.65% 3/1/47	2,760	2,672
6% 3/15/19	1,000	1,086
6.875% 3/15/39	3,300	4,688
United Technologies Corp.:
2.65% 11/1/26	4,800	4,653
3.1% 6/1/22	2,875	2,956
3.75% 11/1/46	3,850	3,690
4.5% 4/15/20	4,000	4,310
4.5% 6/1/42	7,380	7,949
5.7% 4/15/40	2,000	2,469
		85,125
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,451
3.2% 2/1/25	3,820	3,833
3.9% 2/1/35	5,900	5,722
4.4% 1/15/47	4,500	4,504
4.55% 4/1/46	1,500	1,535
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	7,161
6.2% 1/15/38	2,500	3,316
		37,522
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,854	3,047
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	7,800	7,590
Continental Airlines, Inc.:
4% 4/29/26	3,982	4,121
6.648% 3/15/19	410	411
6.9% 7/2/19	32	32
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	689	685
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,320
		25,206
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,080
3.2% 3/15/25	11,275	11,255
5.5% 9/15/19	4,000	4,340
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,197
2.9% 9/15/22	6,675	6,797
		31,669
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,778
2.75% 11/2/22	5,725	5,740
4% 11/2/32	1,900	1,933
4.15% 11/2/42	1,900	1,902
Fortive Corp. 2.35% 6/15/21 (a)	6,600	6,528
General Electric Capital Corp. 6.15% 8/7/37	544	716
		21,597
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	4,000	3,954
3.125% 9/19/46	2,760	2,489
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,200
6% 10/15/17	2,902	2,986
Danaher Corp. 4.375% 9/15/45	2,370	2,537
General Electric Co.:
3.375% 3/11/24	5,500	5,719
4.5% 3/11/44	14,650	15,936
5.25% 12/6/17	18,540	19,119
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,831
5.375% 3/1/41	1,400	1,717
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,703
2.8% 12/15/21	6,610	6,627
3.8% 12/15/26	8,500	8,591
		84,409
Machinery - 0.4%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,992
3.803% 8/15/42	2,500	2,445
5.3% 9/15/35	7,000	8,103
Deere & Co. 5.375% 10/16/29	1,000	1,205
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,133
4.65% 11/1/44	6,000	6,236
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,550
1.3% 3/12/18	3,675	3,669
1.95% 12/13/18	4,825	4,855
1.95% 3/4/19	9,600	9,645
2.05% 3/10/20	7,675	7,666
2.25% 4/17/19	10,250	10,364
2.55% 1/8/21	10,401	10,511
2.65% 6/10/26	5,000	4,856
2.8% 1/27/23	5,000	5,017
2.8% 3/6/23	3,250	3,261
Parker Hannifin Corp.:
3.25% 3/1/27 (a)	5,650	5,688
4.1% 3/1/47 (a)	5,660	5,727
		101,923
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,371
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,846
3.05% 3/15/22	10,000	10,241
3.9% 8/1/46	4,640	4,576
4.15% 4/1/45	1,700	1,731
4.375% 9/1/42	4,500	4,688
4.55% 9/1/44	3,000	3,226
4.9% 4/1/44	4,000	4,535
Canadian National Railway Co.:
2.85% 12/15/21	5,000	5,091
3.2% 8/2/46	3,300	2,947
CSX Corp.:
3.4% 8/1/24	4,625	4,706
3.8% 11/1/46	5,720	5,324
3.95% 5/1/50	3,575	3,302
4.1% 3/15/44	6,775	6,591
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,616
3.25% 12/1/21	5,000	5,138
3.95% 10/1/42	1,900	1,866
4.65% 1/15/46	3,260	3,582
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,522
3.35% 8/15/46	4,720	4,333
3.799% 10/1/51	2,800	2,693
		96,925
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	14,024	14,322
3.75% 2/1/22	3,820	3,942
		18,264

TOTAL INDUSTRIALS		502,640

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,905
3.5% 6/15/25	4,270	4,452
4.45% 1/15/20	2,000	2,143
4.95% 2/15/19	3,479	3,704
5.9% 2/15/39	12,416	15,991
		36,195
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,041
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	18,007
6.02% 6/15/26 (a)	16,140	17,797
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,029
2.375% 12/17/18	3,000	3,026
3.45% 8/1/24	3,650	3,677
6.55% 10/1/17	2,338	2,406
7.125% 10/1/37	2,475	3,253
		58,236
Internet Software & Services - 0.1%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,139
3.625% 5/19/21	3,780	4,018
Apple, Inc. 2.25% 2/23/21	15,000	15,053
		21,210
IT Services - 0.2%
Apple, Inc. 4.5% 2/23/36	4,260	4,631
IBM Corp.:
2.5% 1/27/22	7,800	7,868
3.625% 2/12/24	10,000	10,451
4.7% 2/19/46	4,950	5,480
7.625% 10/15/18	13,000	14,252
MasterCard, Inc. 3.8% 11/21/46	3,800	3,780
Visa, Inc.:
2.2% 12/14/20	5,700	5,743
3.15% 12/14/25	9,010	9,141
4.3% 12/14/45	6,640	7,130
		68,476
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	15,685
4.1% 5/19/46	7,000	7,069
4.9% 7/29/45	3,000	3,419
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,770
		29,943
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,587
2.7% 2/12/25	17,175	16,956
3.45% 8/8/36	6,100	5,846
3.625% 12/15/23	26,150	27,556
3.7% 8/8/46	16,730	15,840
3.95% 8/8/56	5,000	4,715
4.2% 6/1/19	2,000	2,119
4.25% 2/6/47	4,780	4,948
4.45% 11/3/45	12,570	13,373
5.3% 2/8/41	1,500	1,799
Oracle Corp.:
1.9% 9/15/21	8,400	8,247
2.25% 10/8/19	4,725	4,792
2.5% 5/15/22	9,600	9,602
2.65% 7/15/26	9,000	8,649
2.95% 5/15/25	5,000	4,950
3.4% 7/8/24	4,725	4,855
3.85% 7/15/36	4,000	3,977
4.125% 5/15/45	3,000	2,977
4.3% 7/8/34	3,875	4,095
5.375% 7/15/40	12,500	14,705
5.75% 4/15/18	7,400	7,762
		187,350
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.1% 5/6/19	6,475	6,543
2.15% 2/9/22	5,000	4,941
2.45% 8/4/26	20,600	19,528
2.7% 5/13/22	6,650	6,718
3.2% 5/13/25	10,490	10,599
3.85% 5/4/43	13,000	12,537
4.375% 5/13/45	4,690	4,884
4.65% 2/23/46	5,650	6,147
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,313
4.9% 10/15/25 (b)	9,750	10,146
6.2% 10/15/35 (b)	3,890	4,131
6.35% 10/15/45 (b)	1,880	1,964
HP, Inc.:
4.3% 6/1/21	2,780	2,937
6% 9/15/41	1,500	1,546
Xerox Corp.:
2.75% 3/15/19	5,000	5,030
4.5% 5/15/21	4,000	4,153
5.625% 12/15/19	1,000	1,076
		110,193

TOTAL INFORMATION TECHNOLOGY		511,603

MATERIALS - 1.1%
Chemicals - 0.6%
Agrium, Inc. 5.25% 1/15/45	3,500	3,823
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,062
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,214
4.15% 2/15/43	4,000	3,980
4.625% 1/15/20	3,000	3,211
Eastman Chemical Co. 4.65% 10/15/44	3,000	3,074
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,644
2.25% 1/12/20	3,775	3,781
2.7% 11/1/26	6,600	6,351
5.5% 12/8/41	3,000	3,597
Lubrizol Corp. 8.875% 2/1/19	919	1,042
LYB International Finance BV:
4% 7/15/23	5,625	5,910
4.875% 3/15/44	5,850	6,216
LYB International Finance II BV 3.5% 3/2/27	9,470	9,443
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,594
5% 4/15/19	3,000	3,172
Monsanto Co.:
2.125% 7/15/19	7,458	7,476
2.75% 7/15/21	6,357	6,365
2.85% 4/15/25	3,825	3,686
3.95% 4/15/45	1,390	1,285
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,846
4% 12/15/26	11,400	11,597
4.875% 3/30/20	1,500	1,595
5.625% 12/1/40	1,800	1,995
Praxair, Inc.:
2.2% 8/15/22	2,000	1,945
2.45% 2/15/22	4,650	4,648
3.2% 1/30/26	6,340	6,456
3.55% 11/7/42	2,000	1,890
The Dow Chemical Co.:
3% 11/15/22	4,900	4,966
4.125% 11/15/21	7,700	8,192
4.375% 11/15/42	4,875	4,994
8.55% 5/15/19	2,358	2,691
9.4% 5/15/39	3,000	4,829
The Mosaic Co.:
4.25% 11/15/23	10,888	11,319
5.625% 11/15/43	3,750	3,937
Westlake Chemical Corp. 5% 8/15/46 (a)	2,000	2,050
		165,876
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,305
International Paper Co.:
3.65% 6/15/24	4,725	4,824
3.8% 1/15/26	2,880	2,933
4.4% 8/15/47	3,800	3,693
4.75% 2/15/22	11,500	12,495
5.15% 5/15/46	1,810	1,934
		29,184
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,961
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,154
2.875% 2/24/22	9,300	9,566
5% 9/30/43	3,000	3,455
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,069
Nucor Corp.:
4% 8/1/23	3,000	3,178
5.2% 8/1/43	4,000	4,626
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,363
3.75% 6/15/25	21,300	22,248
7.125% 7/15/28	2,000	2,634
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,051
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,694
5.25% 11/8/42	5,775	5,649
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,793
5.625% 9/15/19	6,210	6,645
5.875% 6/10/21	8,220	8,906
Vale SA 5.625% 9/11/42	6,600	6,369
		112,361

TOTAL MATERIALS		307,421

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,803
3.9% 6/15/23	5,650	5,789
American Tower Corp. 3.4% 2/15/19	7,475	7,649
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,894
4.125% 5/15/21	2,100	2,220
DDR Corp.:
3.375% 5/15/23	2,825	2,757
4.625% 7/15/22	1,900	2,004
Duke Realty LP:
3.625% 4/15/23	2,750	2,790
3.75% 12/1/24	5,750	5,880
6.5% 1/15/18	1,000	1,040
ERP Operating LP:
2.375% 7/1/19	5,750	5,799
3% 4/15/23	1,875	1,861
4.625% 12/15/21	5,700	6,181
Federal Realty Investment Trust 3% 8/1/22	4,750	4,776
HCP, Inc. 3.875% 8/15/24	7,575	7,675
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,482
3.75% 3/15/23	8,660	8,894
HRPT Properties Trust 6.65% 1/15/18	612	623
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,120
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,131
4.5% 1/15/25	4,750	4,754
4.5% 4/1/27	9,500	9,436
Simon Property Group LP:
4.125% 12/1/21	3,200	3,410
5.65% 2/1/20	4,300	4,692
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,821
		109,481
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,833
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,876
Liberty Property LP:
3.25% 10/1/26	4,660	4,499
3.375% 6/15/23	2,775	2,779
3.75% 4/1/25	4,750	4,801
4.4% 2/15/24	7,425	7,862
4.75% 10/1/20	1,000	1,065
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,831
3.15% 5/15/23	4,700	4,412
4.5% 4/18/22	4,210	4,275
Tanger Properties LP:
3.75% 12/1/24	6,500	6,539
6.125% 6/1/20	4,408	4,865
Ventas Realty LP:
3.125% 6/15/23	6,315	6,219
3.25% 10/15/26	3,500	3,324
3.5% 2/1/25	4,000	3,929
4.125% 1/15/26	1,450	1,480
4.375% 2/1/45	3,000	2,827
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,764
		77,180

TOTAL REAL ESTATE		186,661

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
American Electric Power Co., Inc. 1.65% 12/15/17	4,000	4,007
AT&T, Inc.:
2.45% 6/30/20	5,360	5,368
2.8% 2/17/21	9,000	9,021
3.4% 5/15/25	9,270	8,961
3.8% 3/15/22	10,000	10,312
4.125% 2/17/26	27,320	27,736
4.35% 6/15/45	24,760	21,866
4.5% 3/9/48	9,570	8,580
4.55% 3/9/49	183	165
4.75% 5/15/46	10,300	9,625
5.55% 8/15/41	7,300	7,569
5.8% 2/15/19	4,000	4,295
5.875% 10/1/19	2,905	3,171
6.3% 1/15/38	838	953
6.35% 3/15/40	1,000	1,138
6.375% 3/1/41	6,850	7,803
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,757
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,849
Orange SA:
5.375% 7/8/19	4,000	4,294
5.5% 2/6/44	3,000	3,456
Telefonica Emisiones S.A.U.:
5.462% 2/16/21	2,700	2,961
5.877% 7/15/19	2,000	2,164
7.045% 6/20/36	2,600	3,126
Verizon Communications, Inc.:
2.625% 8/15/26	11,920	10,925
3.5% 11/1/24	3,000	3,006
4.272% 1/15/36	24,278	22,938
4.4% 11/1/34	3,775	3,626
4.5% 9/15/20	23,600	25,170
4.75% 11/1/41	1,000	969
5.012% 4/15/49 (a)	7,779	7,634
5.012% 8/21/54	12,557	12,151
6.25% 4/1/37	3,121	3,642
6.55% 9/15/43	12,516	15,330
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,642
		266,210
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,253
6.125% 11/15/37	8,365	9,695
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,372
3.625% 12/15/25	2,000	2,031
4.1% 10/1/23	4,825	5,100
5.45% 10/1/43	5,775	6,593
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,997
1.5% 2/19/18	7,700	7,692
2.5% 9/26/22	3,000	2,926
2.95% 2/19/23	6,900	6,776
5.45% 6/10/19	6,000	6,446
		58,881

TOTAL TELECOMMUNICATION SERVICES		325,091

UTILITIES - 2.0%
Electric Utilities - 1.4%
Alabama Power Co.:
3.75% 3/1/45	1,000	968
4.15% 8/15/44	4,650	4,770
5.2% 6/1/41	3,850	4,488
AmerenUE:
3.9% 9/15/42	3,700	3,727
6.4% 6/15/17	2,959	3,001
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	4,025
Appalachian Power Co. 4.45% 6/1/45	6,000	6,330
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,932
3.5% 8/15/46	2,500	2,329
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,422
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,834
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	5,660	5,613
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,225
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,087
3.4% 9/1/21	1,000	1,039
3.65% 6/15/46	2,860	2,729
3.7% 3/1/45	3,100	2,972
5.8% 3/15/18	9,945	10,379
Detroit Edison Co. 2.65% 6/15/22	8,000	8,010
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	5,911
3.75% 6/1/45	2,000	1,942
4% 9/30/42	3,750	3,778
5.25% 1/15/18	4,355	4,500
Duke Energy Corp.:
1.8% 9/1/21	15,460	14,954
2.1% 6/15/18	4,650	4,673
2.65% 9/1/26	6,650	6,248
3.4% 10/1/46	2,500	2,290
3.75% 4/15/24	6,000	6,212
3.75% 9/1/46	4,750	4,375
3.95% 10/15/23	2,443	2,567
4.8% 12/15/45	2,790	2,996
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,856
4.375% 3/30/44	2,000	2,125
Edison International:
2.95% 3/15/23	8,190	8,221
3.75% 9/15/17	3,000	3,034
Entergy Corp.:
2.95% 9/1/26	4,700	4,481
4% 7/15/22	6,640	6,967
Eversource Energy 3.35% 3/15/26	6,610	6,558
Exelon Corp.:
3.95% 6/15/25	7,830	8,069
5.1% 6/15/45	1,100	1,209
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,196
3.25% 6/1/24	4,725	4,881
4.05% 10/1/44	5,419	5,619
Hydro-Quebec 1.375% 6/19/17	1,000	1,001
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,806
Nevada Power Co. 6.5% 8/1/18	1,555	1,659
Northern States Power Co.:
3.4% 8/15/42	2,000	1,866
4.125% 5/15/44	4,500	4,636
5.25% 3/1/18	10,500	10,884
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,944
2.95% 3/1/26	6,800	6,682
3.75% 8/15/42	5,900	5,653
4% 12/1/46	5,600	5,628
5.4% 1/15/40	4,000	4,803
PacifiCorp:
3.6% 4/1/24	4,000	4,167
6% 1/15/39	6,193	8,002
Pennsylvania Electric Co. 6.05% 9/1/17	757	772
PG&E Corp. 2.4% 3/1/19	2,406	2,423
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,091
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,731
3.4% 6/1/23	2,675	2,713
4.2% 6/15/22	2,000	2,111
4.7% 6/1/43	1,800	1,848
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,605
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,817
6% 12/1/39	5,200	6,327
Public Service Co. of Colorado 2.9% 5/15/25	11,000	10,919
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,716
4% 6/1/44	5,000	5,030
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,708
Southern Co.:
2.35% 7/1/21	6,600	6,514
3.25% 7/1/26	11,000	10,707
4.4% 7/1/46	7,320	7,295
Tampa Electric Co. 6.15% 5/15/37	6,260	7,728
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,997
3.45% 2/15/24	2,750	2,828
4.2% 5/15/45	2,400	2,492
4.45% 2/15/44	2,750	2,948
5% 6/30/19	5,000	5,342
6% 5/15/37	2,000	2,507
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,855
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,066
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	13,883
3.35% 12/1/26	3,000	3,024
		397,270
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	6,050	5,708
Southern California Gas Co. 2.6% 6/15/26	13,230	12,834
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	438	440
		18,982
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,612
4.75% 6/15/46	5,210	5,368
		13,980
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,472
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	6,650	7,006
5.15% 11/15/43	1,650	1,883
5.75% 4/1/18	3,750	3,919
6.5% 9/15/37	7,605	9,962
CMS Energy Corp. 4.875% 3/1/44	5,000	5,426
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,147
4.45% 3/15/44	8,000	8,566
5.5% 12/1/39	2,500	2,994
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,412
Consumers Energy Co. 2.85% 5/15/22	6,650	6,740
Delmarva Power & Light 4% 6/1/42	4,000	3,977
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,771
3.2982% 9/30/66 (b)	1,000	816
3.8232% 6/30/66 (b)	1,000	918
3.9% 10/1/25	12,900	13,232
4.9% 8/1/41	2,000	2,142
DTE Energy Co. 2.85% 10/1/26	6,000	5,621
Duke Energy Corp.(CAROLINAS LLC 3.875% 3/15/46	3,900	3,883
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,922
5.45% 9/15/20	5,111	5,607
6.25% 12/15/40	2,453	3,038
6.4% 3/15/18	1,532	1,606
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,020
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,097
Sempra Energy:
2.4% 3/15/20	12,406	12,429
2.875% 10/1/22	3,000	2,986
4.05% 12/1/23	5,000	5,243
6% 10/15/39	1,000	1,228
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,228	3,853
		145,916

TOTAL UTILITIES		576,148

TOTAL NONCONVERTIBLE BONDS
(Cost $7,315,503)		7,486,311

U.S. Government and Government Agency Obligations - 41.0%
U.S. Government Agency Obligations - 1.7%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,600
1.5% 11/30/20	18,106	17,941
1.875% 9/18/18	15,050	15,209
1.875% 9/24/26	13,350	12,422
2% 1/5/22	33,500	33,504
2.125% 4/24/26	4,000	3,812
2.625% 9/6/24	4,000	4,067
Federal Home Loan Bank:
1.125% 9/14/18	54,675	54,665
1.125% 7/14/21	13,270	12,863
1.375% 2/18/21	20,300	20,009
1.875% 11/29/21	19,170	19,094
5.5% 7/15/36	1,500	2,002
Freddie Mac:
1% 6/29/17	2,660	2,663
1% 12/15/17	59,006	59,050
1.375% 5/1/20	14,000	13,896
2.375% 1/13/22	13,000	13,239
3.75% 3/27/19	2,300	2,414
6.25% 7/15/32	7,700	10,757
6.75% 3/15/31	26,000	37,135
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,294
5.375% 4/1/56	5,395	6,965

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		469,601

U.S. Treasury Obligations - 39.3%
U.S. Treasury Bonds:
2.25% 8/15/46	84,600	72,406
2.5% 2/15/45	106,220	96,399
2.5% 2/15/46	98,250	88,989
2.5% 5/15/46	78,650	71,206
2.875% 8/15/45	78,240	76,666
2.875% 11/15/46	22,400	21,981
3% 11/15/44	8,970	9,012
3% 5/15/45	43,090	43,270
3% 11/15/45	86,290	86,654
3.125% 8/15/44	32,960	33,927
3.375% 5/15/44	72,390	77,978
3.5% 2/15/39	8,315	9,222
3.625% 8/15/43	26,640	29,954
3.625% 2/15/44	67,570	75,998
3.75% 11/15/43	44,780	51,462
3.875% 8/15/40	30,080	35,051
4.25% 5/15/39	26,000	32,005
4.25% 11/15/40	811	998
4.375% 2/15/38	8,200	10,326
4.375% 11/15/39	100	125
4.375% 5/15/40	8,000	10,012
4.375% 5/15/41	57,765	72,502
4.5% 2/15/36	113,580	145,271
4.5% 5/15/38	15,000	19,193
4.5% 8/15/39	39,000	49,628
4.625% 2/15/40	21,500	27,839
4.75% 2/15/37	68,560	90,223
4.75% 2/15/41	54,830	72,408
5% 5/15/37	75,230	102,066
5.375% 2/15/31	53,470	71,775
6.25% 5/15/30	86,360	122,945
8.875% 2/15/19	6,960	8,009
9% 11/15/18	4,000	4,535
9.125% 5/15/18	3,000	3,292
U.S. Treasury Notes:
0.75% 12/31/17	10,000	9,989
0.75% 1/31/18	108,470	108,309
0.75% 4/15/18	102,780	102,499
0.75% 4/30/18	159,210	158,725
0.75% 7/31/18	71,690	71,354
0.75% 2/15/19	129,060	127,845
0.75% 7/15/19	218,640	215,617
0.75% 8/15/19	196,200	193,334
0.875% 1/15/18	8,670	8,668
0.875% 5/31/18	25,440	25,397
0.875% 7/15/18	103,640	103,369
0.875% 10/15/18	89,640	89,265
0.875% 4/15/19	111,790	110,856
0.875% 5/15/19	258,680	256,305
0.875% 6/15/19	158,550	156,946
0.875% 9/15/19	258,020	254,744
1% 12/15/17	92,000	92,108
1% 12/31/17	61,370	61,428
1% 2/15/18	67,580	67,617
1% 3/15/18	56,600	56,615
1% 9/15/18	32,730	32,670
1% 11/30/18	141,630	141,215
1% 3/15/19	44,780	44,549
1% 10/15/19	7,410	7,332
1% 11/15/19	176,850	174,819
1.125% 1/15/19	52,100	52,012
1.125% 2/28/21	39,910	38,923
1.125% 6/30/21	80,280	77,925
1.125% 7/31/21	270	262
1.125% 8/31/21	68,410	66,267
1.125% 9/30/21	171,290	165,670
1.25% 10/31/18	45,190	45,257
1.25% 11/15/18	30,680	30,722
1.25% 11/30/18	47,480	47,539
1.25% 12/15/18	33,630	33,664
1.25% 1/31/19	14,670	14,678
1.25% 1/31/20	825	820
1.25% 3/31/21	112,290	109,934
1.25% 10/31/21	44,670	43,410
1.25% 7/31/23	107,300	101,604
1.375% 6/30/18	31,800	31,934
1.375% 7/31/18	1,175	1,180
1.375% 9/30/18	95,690	96,060
1.375% 2/28/19	98,500	98,773
1.375% 12/15/19	103,400	103,174
1.375% 1/15/20	135,670	135,299
1.375% 1/31/20	20,920	20,858
1.375% 2/15/20	136,010	135,564
1.375% 2/29/20	49,140	48,938
1.375% 3/31/20	6,630	6,599
1.375% 4/30/20	232,560	231,243
1.375% 8/31/20	78,960	78,244
1.375% 9/30/20	25,600	25,336
1.375% 10/31/20	5,720	5,657
1.375% 1/31/21	20,530	20,240
1.375% 4/30/21	85,980	84,526
1.375% 5/31/21	64,380	63,223
1.375% 6/30/23	65,070	62,180
1.375% 8/31/23	21,470	20,465
1.375% 9/30/23	79,110	75,328
1.5% 8/31/18	238,925	240,325
1.5% 12/31/18	4,060	4,082
1.5% 1/31/19	37,180	37,369
1.5% 2/28/19	32,250	32,409
1.5% 3/31/19	12,800	12,857
1.5% 10/31/19	36,700	36,770
1.5% 11/30/19	51,090	51,160
1.5% 5/31/20	39,630	39,523
1.5% 1/31/22	4,370	4,286
1.5% 2/28/23	15,050	14,552
1.5% 3/31/23	90,980	87,874
1.5% 8/15/26	129,400	119,832
1.625% 4/30/19	4,980	5,016
1.625% 7/31/19	43,010	43,279
1.625% 8/31/19	100,350	100,958
1.625% 12/31/19	8,990	9,030
1.625% 6/30/20	50,460	50,497
1.625% 7/31/20	47,580	47,580
1.625% 11/30/20	94,780	94,495
1.625% 4/30/23	47,390	46,065
1.625% 5/31/23	52,030	50,524
1.625% 10/31/23	94,170	91,073
1.625% 2/15/26	56,480	53,122
1.625% 5/15/26	5,610	5,265
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,331
1.75% 10/31/20	9,960	9,985
1.75% 12/31/20	71,130	71,183
1.75% 11/30/21	84,370	83,859
1.75% 3/31/22	117,000	115,926
1.75% 4/30/22	15,910	15,751
1.75% 9/30/22	28,790	28,371
1.75% 1/31/23	25,640	25,177
1.875% 6/30/20	24,290	24,512
1.875% 11/30/21	81,260	81,212
1.875% 1/31/22	54,860	54,783
1.875% 2/28/22	137,380	137,235
1.875% 5/31/22	19,875	19,786
1.875% 8/31/22	69,670	69,180
1.875% 10/31/22	27,400	27,160
2% 11/30/20	31,910	32,252
2% 2/28/21	26,380	26,633
2% 5/31/21	40,290	40,605
2% 8/31/21	108,300	108,943
2% 10/31/21	29,700	29,851
2% 12/31/21	65,460	65,757
2% 7/31/22	48,060	48,084
2% 11/30/22	42,170	42,055
2% 2/15/25	3,635	3,557
2% 8/15/25	36,140	35,214
2% 11/15/26	153,170	148,168
2.125% 8/31/20	49,753	50,573
2.125% 1/31/21	3,060	3,104
2.125% 6/30/21	7,260	7,350
2.125% 8/15/21	90,750	91,789
2.125% 9/30/21	43,640	44,114
2.125% 12/31/21	15,950	16,113
2.125% 6/30/22	40,770	41,065
2.125% 12/31/22	63,040	63,264
2.125% 11/30/23	116,310	116,046
2.125% 2/29/24	32,980	32,841
2.125% 5/15/25	58,355	57,530
2.25% 4/30/21	42,310	43,095
2.25% 7/31/21	31,690	32,228
2.25% 12/31/23	2,930	2,944
2.25% 1/31/24	76,020	76,344
2.25% 11/15/24	85,930	85,796
2.25% 11/15/25	106,250	105,428
2.25% 2/15/27	40,050	39,659
2.375% 8/15/24	78,790	79,501
2.5% 8/15/23	97,170	99,303
2.5% 5/15/24	95,500	97,306
2.625% 4/30/18	10,200	10,390
2.625% 8/15/20	141,000	145,704
2.625% 11/15/20	94,180	97,340
2.75% 12/31/17	3,000	3,046
2.75% 11/15/23	102,790	106,516
2.75% 2/15/24	135,610	140,510
3.125% 5/15/21	50,876	53,599
3.375% 11/15/19	27,740	29,181
3.5% 2/15/18	4,000	4,097
3.5% 5/15/20	81,800	86,721
3.625% 2/15/20	59,600	63,281
3.625% 2/15/21	39,800	42,682
3.875% 5/15/18	8,000	8,279
4% 8/15/18	22,000	22,935

TOTAL U.S. TREASURY OBLIGATIONS		11,202,607

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,608,005)		11,672,208

U.S. Government Agency - Mortgage Securities - 28.0%
Fannie Mae - 13.9%
2.5% 3/1/22 to 2/1/47	369,499	371,007
2.5% 3/1/32 (c)	24,000	24,058
2.5% 3/1/47 (c)	1,000	952
2.77% 4/1/41 (b)	3,909	4,113
2.785% 11/1/34 (b)	9,338	9,724
3% 10/1/20 to 2/1/47	1,110,756	1,115,683
3% 3/1/32 (c)	28,000	28,784
3% 3/1/32 (c)	17,000	17,476
3% 3/1/47 (c)	63,000	62,560
3.154% 11/1/34 (b)	678	717
3.5% 5/1/20 to 7/1/46	914,848	942,850
3.5% 3/1/32	5,000	5,239
3.5% 3/1/47 (c)	57,000	58,405
3.5% 3/1/47 (c)	67,000	68,652
4% 7/1/18 to 2/1/47	556,893	586,915
4% 3/1/31	2,987	3,141
4% 3/1/47 (c)	29,000	30,471
4.5% 1/1/19 to 1/1/47	249,766	269,115
4.5% 3/1/47 (c)	11,000	11,820
5% 12/1/20 to 2/1/45	136,333	149,607
5% 10/1/45	3,000	3,301
5.5% 8/1/17 to 2/1/42	103,836	116,034
6% 2/1/23 to 7/1/41	47,998	54,371
6.5% 3/1/22 to 6/1/40	18,012	20,643

TOTAL FANNIE MAE		3,955,638

Freddie Mac - 6.3%
2.414% 3/1/36 (b)	4,389	4,550
2.5% 7/1/22 to 10/1/31	159,152	160,263
2.818% 12/1/35 (b)	3,724	3,945
2.884% 3/1/35 (b)	1,720	1,816
3% 3/1/27 to 1/1/47	592,435	594,264
3.174% 9/1/37 (b)	1,072	1,116
3.5% 9/1/25 to 5/1/46	498,618	513,047
4% 4/1/25 to 11/1/46	265,366	279,709
4% 3/1/47 (c)	22,000	23,115
4.5% 6/1/25 to 12/1/44	93,868	101,216
5% 4/1/23 to 9/1/40	47,445	52,345
5.5% 5/1/23 to 6/1/41	34,635	38,743
5.5% 9/1/40	4,175	4,670
6% 4/1/32 to 8/1/37	1,360	1,542
6.5% 8/1/36 to 12/1/37	379	436

TOTAL FREDDIE MAC		1,780,777

Ginnie Mae - 7.8%
2.5% 10/20/42 to 2/20/47	24,307	23,635
2.5% 3/1/47 (c)	2,000	1,941
3% 4/15/42 to 1/20/47	634,952	643,794
3% 3/1/47 (c)	38,000	38,442
3.5% 10/15/40 to 9/20/46	754,408	786,425
3.5% 3/1/47 (c)	34,000	35,333
4% 1/15/25 to 2/20/46	303,128	322,257
4% 3/1/47 (c)	16,200	17,142
4% 3/1/47 (c)	18,650	19,735
4% 3/1/47 (c)	12,000	12,698
4.5% 3/20/33 to 11/20/46	170,559	183,873
5% 7/15/38 to 7/20/46	82,638	91,778
5.5% 10/20/32 to 5/20/46	29,475	33,378
5.5% 3/1/47 (c)	1,000	1,095
6% 5/20/34 to 12/15/40	12,418	14,181
6.5% 8/20/36 to 1/15/39	2,440	2,793

TOTAL GINNIE MAE		2,228,500

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,986,288)		7,964,915

Asset-Backed Securities - 0.4%
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$4,353	$4,352
Capital One Multi-Asset Execution Trust:
Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,501
Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,452
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,846
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,858
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,738
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	4,882
2.19% 11/20/23	5,680	5,674
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,782
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	4,856	4,853
Series 2016-C Class A3, 1.45% 3/15/21	8,030	7,965
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,496
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	3,939	3,934
Series 2015-1 Class A3, 1.05% 10/15/18	5,990	5,986
Series 2016-4 Class A3, 1.47% 12/18/20	8,030	7,965
Hyundai Auto Receivables Trust Series 2015-A Class A3, 1.05% 4/15/19	5,625	5,620
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	5,234	5,230
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,076
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	6,095	6,095
TOTAL ASSET-BACKED SECURITIES
(Cost $125,983)		126,305

Commercial Mortgage Securities - 1.5%
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7107% 6/11/40 (b)	6,514	6,515
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,215
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,119
Series 2007-C6 Class A4, 5.7141% 12/10/49 (b)	7,325	7,351
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,648
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7925% 12/10/49 (b)	1,641	1,652
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (b)	2,261	2,266
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	698	704
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,063
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	4,008
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,190
Series K034 Class A2, 3.531% 7/25/23	9,000	9,530
Series K057 Class A2, 2.57% 7/25/26	5,660	5,514
Series K013 Class A2, 3.974% 1/25/21	11,575	12,308
Series K020 Class A2, 2.373% 5/25/22	10,400	10,444
Series K036 Class A2, 3.527% 10/25/23	8,975	9,487
Series K046 Class A2, 3.205% 3/25/25	33,300	34,279
Series K053 Class A2, 2.995% 12/25/25	7,111	7,198
Series K056 Class A2, 2.5382% 5/25/26	20,750	20,172
Series K062 Class A1, 3.032% 9/25/26	21,691	22,261
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	858	858
GS Mortgage Securities Trust sequential payer Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,398
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,880	4,087
Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,509
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,123
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,488
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,300
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	17,818
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	16,251	16,394
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (b)	9,801	9,812
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (b)	4,587	4,596
Series 2007-LDPX Class A3, 5.42% 1/15/49	912	911
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	9,880
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (b)	2,369	2,388
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	708	711
Series 2007-C7 Class A3, 5.866% 9/15/45	4,750	4,836
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 5.8266% 6/12/50 (b)	4,250	4,270
Series 2008-C1 Class A4, 5.69% 2/12/51	1,668	1,692
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	969	969
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	2,207	2,212
Series 2007-8 Class A3, 5.8873% 8/12/49 (b)	905	911
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,931
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,358
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,854
Morgan Stanley Capital I Trust Series 2007-IQ14 Class A4, 5.692% 4/15/49	526	526
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	52	26
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C31 Class A5, 5.5% 4/15/47	6,739	6,735
Series 2007-C32 Class A3, 5.7165% 6/15/49 (b)	4,635	4,647
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (b)	8,192	8,208
Class A5, 5.9654% 2/15/51 (b)	839	847
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,956
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $408,491)		417,175

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,024
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,425
California Gen. Oblig. 7.55% 4/1/39	15,000	22,238
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	1,900	1,750
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	7,545
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,254
Series 2011, 5.877% 3/1/19	9,700	10,239
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,234
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,912
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,563
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,405
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	6,859
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,002
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,245
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,294
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,930
Series 2010 164, 5.647% 11/1/40	5,210	6,502
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,227
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,905
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,328
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,243
Series 2015 AP, 3.931% 5/15/45	3,740	3,756
TOTAL MUNICIPAL SECURITIES
(Cost $168,815)		185,880

Foreign Government and Government Agency Obligations - 1.8%
Banque Centrale de Tunisie 1.416% 8/5/21	$8,500	$8,260
Canadian Government 1.125% 3/19/18	6,640	6,643
Chilean Republic:
3.125% 1/21/26	1,000	1,016
3.25% 9/14/21	9,000	9,354
Colombian Republic:
2.625% 3/15/23	7,575	7,268
4% 2/26/24	4,825	4,965
4.5% 1/28/26	1,000	1,055
5% 6/15/45	8,640	8,588
5.625% 2/26/44	7,775	8,401
6.125% 1/18/41	4,750	5,362
7.375% 3/18/19	3,450	3,828
Export Development Canada 1.5% 10/3/18	1,700	1,705
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,104
Hungarian Republic 5.75% 11/22/23	18,900	21,340
Israeli State 4% 6/30/22	7,000	7,473
Italian Republic:
5.375% 6/12/17	2,375	2,401
6.875% 9/27/23	6,000	7,044
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,879
3% 6/30/25	2,400	2,461
KfW:
0.75% 3/17/17	8,000	8,000
1.5% 4/20/20	2,825	2,798
1.875% 4/1/19	16,930	17,044
2.125% 1/17/23	12,000	11,870
2.75% 10/1/20	4,175	4,293
4% 1/27/20	3,000	3,187
4.875% 6/17/19	25,000	26,812
Korean Republic 7.125% 4/16/19	6,650	7,393
Manitoba Province:
1.3% 4/3/17	3,420	3,421
2.1% 9/6/22	1,900	1,870
3.05% 5/14/24	1,500	1,535
New Brunswick Province 2.75% 6/15/18	4,350	4,423
Ontario Province:
2.4% 2/8/22	5,210	5,225
2.5% 4/27/26	5,000	4,876
4% 10/7/19	15,000	15,813
Panamanian Republic:
3.75% 3/16/25	3,800	3,914
3.875% 3/17/28	9,600	9,734
4% 9/22/24	4,800	5,021
4.3% 4/29/53	5,675	5,397
5.2% 1/30/20	1,800	1,949
Peruvian Republic:
4.125% 8/25/27	2,800	3,028
5.625% 11/18/50	7,150	8,437
6.55% 3/14/37	3,075	3,963
7.125% 3/30/19	1,900	2,106
Philippine Republic:
3.95% 1/20/40	8,100	8,339
4.2% 1/21/24	4,765	5,188
6.375% 10/23/34	10,375	13,824
6.5% 1/20/20	6,144	6,958
Polish Government:
3.25% 4/6/26	6,600	6,535
4% 1/22/24	4,550	4,770
5% 3/23/22	14,500	15,936
Province of British Columbia:
1.2% 4/25/17	7,600	7,604
2.25% 6/2/26	3,770	3,624
Province of Quebec:
2.375% 1/31/22	3,800	3,811
2.75% 8/25/21	20,000	20,448
2.875% 10/16/24	2,075	2,096
Quebec Province 2.5% 4/20/26	5,660	5,503
South African Republic:
5.875% 5/30/22	7,675	8,510
6.875% 5/27/19	6,750	7,374
Ukraine Government 1.471% 9/29/21	10,300	10,089
United Mexican States:
3.5% 1/21/21	7,400	7,615
3.625% 3/15/22	3,000	3,066
4% 10/2/23	18,750	19,200
4.125% 1/21/26	3,200	3,272
4.35% 1/15/47	3,800	3,395
4.6% 1/23/46	5,800	5,423
4.75% 3/8/44	9,700	9,239
5.55% 1/21/45	3,916	4,127
6.05% 1/11/40	4,800	5,382
Uruguay Republic:
4.125% 11/20/45	4,750	4,114
4.375% 10/27/27	12,250	12,618
4.5% 8/14/24	3,625	3,852
5.1% 6/18/50	5,755	5,415
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $515,722)		519,583

Supranational Obligations - 1.3%
African Development Bank:
0.875% 5/15/17	1,000	1,000
0.875% 3/15/18	1,900	1,892
1.125% 3/15/17	1,300	1,300
1.25% 7/26/21	9,390	9,048
1.625% 10/2/18	2,800	2,811
2.375% 9/23/21	2,900	2,930
Asian Development Bank:
1.125% 3/15/17	5,000	5,000
1.125% 6/5/18	7,290	7,277
1.5% 1/22/20	4,750	4,725
1.875% 4/12/19	12,000	12,103
1.875% 2/18/22	2,000	1,978
2% 4/24/26	6,300	6,011
2.125% 11/24/21	4,825	4,828
Council of Europe Development Bank 1% 3/7/18	1,900	1,894
European Bank for Reconstruction & Development 2.125% 3/7/22	4,690	4,685
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,729
1.125% 8/24/20	4,690	4,573
1.75% 6/14/19	4,700	4,713
1.75% 11/26/19	2,875	2,878
European Investment Bank:
0.875% 4/18/17	11,000	11,000
1.125% 8/15/18	6,590	6,567
1.25% 5/15/18	3,550	3,548
1.375% 6/15/20	2,725	2,673
1.375% 9/15/21	17,570	16,967
1.625% 6/15/17	4,640	4,648
1.625% 12/18/18	30,900	30,979
1.625% 6/15/21	7,000	6,857
1.75% 3/15/17	5,000	5,001
1.75% 6/17/19	8,625	8,647
1.875% 3/15/19	3,000	3,019
1.875% 2/10/25	3,000	2,850
2% 3/15/21	4,770	4,751
2.125% 10/15/21	2,840	2,831
2.25% 3/15/22	15,900	15,886
2.25% 8/15/22	1,880	1,874
2.5% 4/15/21	4,650	4,719
2.5% 10/15/24	5,725	5,727
2.875% 9/15/20	9,000	9,267
3.25% 1/29/24	2,000	2,091
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,379
2.125% 1/15/25	1,830	1,788
3% 10/4/23	3,575	3,720
3.875% 9/17/19	5,000	5,268
4.375% 1/24/44	4,000	4,692
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,052
1% 6/15/18	5,600	5,580
1.125% 8/10/20	19,800	19,344
1.375% 9/20/21	5,230	5,074
1.625% 3/9/21	6,000	5,914
1.625% 2/10/22	3,900	3,819
1.75% 4/19/23	6,700	6,496
1.875% 10/7/19	3,825	3,850
1.875% 10/27/26	4,760	4,485
2.25% 6/24/21	16,075	16,205
2.5% 11/25/24	5,700	5,705
2.5% 7/29/25	3,790	3,787
International Finance Corp.:
1.125% 7/20/21	6,550	6,295
1.625% 7/16/20	2,870	2,856
1.75% 9/16/19	11,350	11,400
Nordic Investment Bank 1.125% 2/25/19	6,600	6,548
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $367,509)		366,534

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	630
Bank of America NA:
5.3% 3/15/17	$3,500	$3,505
6% 10/15/36	2,419	3,001
JPMorgan Chase Bank 6% 10/1/17	7,075	7,260
KeyBank NA 2.5% 12/15/19	4,000	4,046
Regions Bank 7.5% 5/15/18	2,000	2,127
UBS AG Stamford Branch:
5.75% 4/25/18	830	869
5.875% 12/20/17	2,034	2,104
TOTAL BANK NOTES
(Cost $22,627)		23,542
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.60% (d)
(Cost $191,375)	191,336,833	191,375
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $28,710,318)		28,953,828
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(478,563)
NET ASSETS - 100%		$28,475,265

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,782,000 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$714
Total	$714

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$7,486,311	$--	$7,486,311	$--
U.S. Government and Government Agency Obligations	11,672,208	--	11,672,208	--
U.S. Government Agency - Mortgage Securities	7,964,915	--	7,964,915	--
Asset-Backed Securities	126,305	--	126,305	--
Commercial Mortgage Securities	417,175	--	417,175	--
Municipal Securities	185,880	--	185,880	--
Foreign Government and Government Agency Obligations	519,583	--	519,583	--
Supranational Obligations	366,534	--	366,534	--
Bank Notes	23,542	--	23,542	--
Money Market Funds	191,375	191,375	--	--
Total Investments in Securities:	$28,953,828	$191,375	$28,762,453	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,518,943)	$28,762,453
Fidelity Central Funds (cost $191,375)	191,375
Total Investments (cost $28,710,318)		$28,953,828
Receivable for investments sold		88,100
Receivable for fund shares sold		255,741
Interest receivable		139,668
Distributions receivable from Fidelity Central Funds		60
Other receivables		158
Total assets		29,437,555
Liabilities
Payable for investments purchased
Regular delivery	$348,061
Delayed delivery	452,557
Payable for fund shares redeemed	154,079
Distributions payable	6,529
Accrued management fee	699
Other affiliated payables	207
Other payables and accrued expenses	158
Total liabilities		962,290
Net Assets		$28,475,265
Net Assets consist of:
Paid in capital		$28,238,091
Undistributed net investment income		29,971
Accumulated undistributed net realized gain (loss) on investments		(36,307)
Net unrealized appreciation (depreciation) on investments		243,510
Net Assets		$28,475,265
Investor Class:
Net Asset Value, offering price and redemption price per share ($370,048 ÷ 32,035 shares)		$11.55
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,334,323 ÷ 721,712 shares)		$11.55
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,725,296 ÷ 322,587 shares)		$11.55
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($12,343,231 ÷ 1,068,882 shares)		$11.55
Class F:
Net Asset Value, offering price and redemption price per share ($3,702,367 ÷ 320,609 shares)		$11.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$331,955
Income from Fidelity Central Funds		714
Total income		332,669
Expenses
Management fee	$3,969
Transfer agent fees	1,274
Independent trustees' fees and expenses	55
Miscellaneous	42
Total expenses before reductions	5,340
Expense reductions	(3)	5,337
Net investment income (loss)		327,332
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	613
Fidelity Central Funds	162
Total net realized gain (loss)		775
Change in net unrealized appreciation (depreciation) on: Investment securities	(918,468)
Delayed delivery commitments	31
Total change in net unrealized appreciation (depreciation)		(918,437)
Net gain (loss)		(917,662)
Net increase (decrease) in net assets resulting from operations		$(590,330)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$327,332	$552,449
Net realized gain (loss)	775	12,129
Change in net unrealized appreciation (depreciation)	(918,437)	723,723
Net increase (decrease) in net assets resulting from operations	(590,330)	1,288,301
Distributions to shareholders from net investment income	(328,171)	(540,171)
Distributions to shareholders from net realized gain	(6,944)	(34,097)
Total distributions	(335,115)	(574,268)
Share transactions - net increase (decrease)	3,715,146	4,432,845
Total increase (decrease) in net assets	2,789,701	5,146,878
Net Assets
Beginning of period	25,685,564	20,538,686
End of period	$28,475,265	$25,685,564
Other Information
Undistributed net investment income end of period	$29,971	$30,810

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Investor Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$11.59	$11.71	$11.36	$12.04	$11.74
Income from Investment Operations
Net investment income (loss)A	.136	.284	.287	.286	.254	.312
Net realized and unrealized gain (loss)	(.417)	.392	(.123)	.338	(.604)	.358
Total from investment operations	(.281)	.676	.164	.624	(.350)	.670
Distributions from net investment income	(.136)	(.277)	(.276)	(.274)	(.246)	(.305)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.139)	(.296)	(.284)	(.274)	(.330)	(.370)
Net asset value, end of period	$11.55	$11.97	$11.59	$11.71	$11.36	$12.04
Total ReturnB,C	(2.35)%	5.91%	1.40%	5.55%	(2.97)%	5.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%F	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.15%F	.20%	.22%	.22%	.22%	.22%
Expenses net of all reductions	.15%F	.20%	.22%	.22%	.22%	.22%
Net investment income (loss)	2.35%F	2.41%	2.45%	2.48%	2.16%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$370	$456	$6,497	$6,520	$5,338	$5,981
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Premium Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.142	.297	.301	.299	.267	.321
Net realized and unrealized gain (loss)	(.407)	.383	(.123)	.339	(.593)	.349
Total from investment operations	(.265)	.680	.178	.638	(.326)	.670
Distributions from net investment income	(.142)	(.291)	(.290)	(.288)	(.260)	(.315)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.145)	(.310)	(.298)	(.288)	(.344)	(.380)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.22)%	5.96%	1.52%	5.68%	(2.78)%	5.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.15%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%F	.07%	.10%	.10%	.10%	.12%
Expenses net of all reductions	.05%F	.07%	.10%	.10%	.10%	.12%
Net investment income (loss)	2.45%F	2.53%	2.57%	2.60%	2.27%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$8,334	$8,307	$6,692	$5,778	$5,108	$4,265
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.142	.298	.305	.303	.272	.329
Net realized and unrealized gain (loss)	(.407)	.383	(.123)	.338	(.594)	.349
Total from investment operations	(.265)	.681	.182	.641	(.322)	.678
Distributions from net investment income	(.142)	(.292)	(.294)	(.291)	(.264)	(.323)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.145)	(.311)	(.302)	(.291)	(.348)	(.388)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.21)%	5.97%	1.55%	5.71%	(2.75)%	5.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	.04%F	.06%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%F	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.04%F	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.46%F	2.54%	2.60%	2.63%	2.31%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$3,725	$3,842	$3,102	$3,158	$2,766	$3,121
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.142	.295	.307	.305	.274	.331
Net realized and unrealized gain (loss)	(.406)	.388	(.123)	.339	(.594)	.349
Total from investment operations	(.264)	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.143)	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.146)	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.21)%	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.47%F	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$12,343	$9,788	$1,560	$947	$867	$869
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Class F

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.143	.299	.307	.305	.273	.331
Net realized and unrealized gain (loss)	(.407)	.384	(.123)	.339	(.593)	.349
Total from investment operations	(.264)	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.143)	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.146)	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.21)%	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.47%F	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$3,702	$3,292	$2,687	$2,202	$1,988	$1,361
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$552,822
Gross unrealized depreciation	(293,612)
Net unrealized appreciation (depreciation) on securities	$259,210
Tax cost	$28,694,618

The Fund elected to defer to its next fiscal year $2,216 of capital losses recognized during the period November 1, 2015 to August 31, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,382,186 and $422,485, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.15%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.03%
Class F	.03%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .12%, .02% and .01%, of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$248
Premium Class	834
Institutional Class	192
$1,274

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $438.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Investor Class	$4,831	$133,298
Premium Class	101,473	177,559
Institutional Class	46,900	83,586
Institutional Premium Class	132,926	73,996
Class F	42,041	71,732
Total	$328,171	$540,171
From net realized gain
Investor Class	$108	$11,052
Premium Class	2,163	11,030
Institutional Class	995	5,143
Institutional Premium Class	2,769	2,514
Class F	909	4,358
Total	$6,944	$34,097

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Investor Class
Shares sold	14,839	151,066	$172,843	$1,766,952
Reinvestment of distributions	380	11,596	4,424	135,276
Shares redeemed	(21,245)	(685,368)	(247,004)	(7,873,166)
Net increase (decrease)	(6,026)	(522,706)	$(69,737)	$(5,970,938)
Premium Class
Shares sold	154,720	347,170	$1,802,572	$4,086,127
Reinvestment of distributions	8,452	15,335	98,212	179,993
Shares redeemed	(135,899)	(245,703)	(1,576,305)	(2,889,831)
Net increase (decrease)	27,273	116,802	$324,479	$1,376,289
Institutional Class
Shares sold	68,537	118,438	$797,357	$1,392,310
Reinvestment of distributions	4,120	7,560	47,877	88,729
Shares redeemed	(71,226)	(72,583)	(825,447)	(850,501)
Net increase (decrease)	1,431	53,415	$19,787	$630,538
Institutional Premium Class
Shares sold	319,100	738,185	$3,708,879	$8,526,678
Reinvestment of distributions	9,507	6,289	110,475	74,468
Shares redeemed	(77,984)	(60,864)	(905,823)	(716,655)
Net increase (decrease)	250,623	683,610	$2,913,531	$7,884,491
Class F
Shares sold	57,144	80,507	$662,075	$946,553
Reinvestment of distributions	3,697	6,484	42,949	76,090
Shares redeemed	(15,440)	(43,702)	(177,938)	(510,178)
Net increase (decrease)	45,401	43,289	$527,086	$512,465

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 32% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Investor Class	.15%
Actual		$1,000.00	$976.50	$.74
Hypothetical-C		$1,000.00	$1,024.05	$.75
Premium Class	.05%
Actual		$1,000.00	$977.80	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$977.90	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$977.90	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15
Class F	.03%
Actual		$1,000.00	$977.90	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund (formerly Spartan U.S. Bond Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Fidelity U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee rate from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee rate for 2011 as if the lower fee were in effect for the entire year.

The Board also considered that it had approved an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.05% to 0.03%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class, Institutional Premium Class, Premium Class, and Class F ranked below the competitive median for 2015 and the total expense ratio of Investor Class ranked equal to the competitive median for 2015.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.07% (0.04% effective July 1, 2016); Institutional Premium Class: 0.05% (0.03% effective July 1, 2016); Investor Class: 0.22% (0.15% effective July 1, 2016); Premium Class: 0.17% (0.05% effective July 1, 2016); and Class F: 0.03%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Series Government Money Market Fund Fidelity® Series Government Money Market Fund Class F Semi-Annual Report February 28, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/17	% of fund's investments 8/31/16
1 - 7	37.5	29.9
8 - 30	22.7	19.8
31 - 60	13.8	19.2
61 - 90	14.8	16.4
91 - 180	10.4	14.7
> 180	0.8	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2017
U.S. Treasury Debt	11.9%
Variable Rate Demand Notes (VRDNs)	0.6%
U.S. Government Agency Debt	48.5%
Repurchase Agreements	29.9%
Net Other Assets (Liabilities)	9.1%

As of August 31, 2016
U.S. Treasury Debt	15.8%
U.S. Government Agency Debt	58.5%
Repurchase Agreements	26.1%
Net Other Assets (Liabilities)*	(0.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	2/28/17	11/30/16	8/31/16	5/31/16
Fidelity® Series Government Money Market Fund	0.46%	0.31%	0.27%	0.18%
Fidelity® Series Government Money Market Fund Class F	0.46%	0.31%	0.27%	0.18%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2017, the most recent period shown in the table, would have been 0.33% for Series Government Money Market Fund and 0.37% for Series Government Money Market Fund Class F.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 11.9%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 11.9%
U.S. Treasury Bills
3/15/17 to 8/17/17	0.42 to 0.65 (b)%	$718,000,000	$716,984,426
U.S. Treasury Notes
3/15/17 to 10/31/18	0.50 to 0.74 (c)	208,000,000	208,040,407
TOTAL U.S. TREASURY DEBT
(Cost $925,024,833)			925,024,833

Variable Rate Demand Note - 0.6%
Arizona - 0.1%
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Clemente Apts. Proj.) Series 2004, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	2,600,000	2,600,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Remo Apts. Proj.) Series 2002, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	4,100,000	4,100,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Village Square Apts. Proj.) Series 2004, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	2,500,000	2,500,000
			9,200,000
California - 0.1%
Fresno Multi-family Hsg. Rev. Series 2001 A, 0.64% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.64 (c)	4,345,000	4,345,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Trinity Int'l. Univ. Proj.) Series 2009, 0.65% 3/7/17, LOC Fed. Home Ln. Bank Chicago, VRDN
3/7/17	0.65 (c)	7,600,000	7,600,000
Louisiana - 0.0%
Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 0.62% 3/7/17, LOC Freddie Mac, VRDN
3/7/17	0.62 (c)	2,000,000	2,000,000
New Jersey - 0.0%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.61% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.61 (c)(d)	1,400,000	1,400,000
New York - 0.2%
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.66 (c)(d)	3,500,000	3,500,000
New York Hsg. Fin. Agcy. Rev. (Grace Towers Hsg. Proj.) Series 2004 A, 0.57% 3/7/17, LOC Freddie Mac, VRDN
3/7/17	0.57 (c)(d)	11,530,000	11,530,000
			15,030,000
Texas - 0.1%
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	5,180,000	5,180,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $44,755,000)			44,755,000

U.S. Government Agency Debt - 48.5%
Federal Agencies - 48.5%
Fannie Mae
4/20/17 to 1/11/18	0.54 to 0.98 (c)	178,337,000	179,182,051
Federal Home Loan Bank
12/1/17	0.66 (c)	10,000,000	10,000,000
12/1/17	0.66 (c)	10,000,000	10,000,000
12/1/17	0.66 (c)	10,000,000	10,000,000
3/1/17 to 2/23/18	0.51 to 0.91 (c)	3,460,091,000	3,458,117,665
9/6/17	0.61 (c)	10,000,000	10,000,000
Freddie Mac
3/8/17 to 1/12/18	0.52 to 0.99 (c)	85,000,000	85,024,077
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $3,762,323,793)			3,762,323,793

U.S. Government Agency Repurchase Agreement - 13.0%
	Maturity Amount	Value
In a joint trading account at 0.53% dated 2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations) #	$604,086,907	$604,078,000
With:
BNP Paribas, S.A. at:
0.56%, dated 2/2/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,082,240, 0.00% - 7.13%, 3/02/17 - 1/01/44)	4,003,733	4,000,000
0.59%, dated 2/8/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,183,840, 0.00% - 7.13%, 7/31/18 - 2/01/47)	9,013,275	9,000,000
0.6%, dated 2/17/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,462,275, 0.00% - 7.63%, 7/31/18 - 1/20/42)	18,026,100	18,000,000
0.62%, dated 1/9/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,111,621, 0.00% - 7.13%, 11/15/18 - 10/01/46)	4,003,927	4,000,000
0.66%, dated 2/27/17 due 5/26/17 (Collateralized by U.S. Government Obligations valued at $20,400,749, 2.38% - 7.13%, 1/13/22 - 2/01/47)	20,032,267	20,000,000
Citibank NA at:
0.54%, dated 2/28/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,100,178, 0.68% - 6.13%, 7/31/18 - 6/01/43)	5,000,525	5,000,000
0.55%, dated 2/28/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $31,620,575, 0.63% - 6.13%, 11/30/17 - 12/15/42)	31,003,315	31,000,000
Deutsche Bank Securities, Inc. at 0.55%, dated:
2/22/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $13,391,527, 0.63%, 1/15/26)	13,001,390	13,000,000
2/24/17 due 3/3/17 (Collateralized by U.S. Treasury Obligations valued at $14,421,203, 0.63%, 1/15/26)	14,001,497	14,000,000
2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $20,400,406, 2.75%, 11/15/23)	20,000,306	20,000,000
ING Financial Markets LLC at:
0.61%, dated 12/9/16 due 3/9/17 (Collateralized by U.S. Government Obligations valued at $2,044,488, 1.13%, 7/20/18)	2,003,050	2,000,000
0.63%, dated:
2/8/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $7,143,722, 1.75%, 9/12/19)	7,011,025	7,000,000
2/9/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $9,186,237, 1.75%, 9/12/19)	9,014,175	9,000,000
2/10/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $10,207,495, 1.75%, 9/12/19)	10,015,750	10,000,000
2/14/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $9,186,237, 1.75%, 9/12/19)	9,014,175	9,000,000
2/15/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $5,101,198, 1.13%, 7/20/18)	5,007,875	5,000,000
2/16/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $10,202,414, 1.75%, 9/12/19)	10,015,750	10,000,000
2/17/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $6,121,628, 1.13% - 1.75%, 7/20/18 - 9/12/19)	6,009,450	6,000,000
2/21/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $9,181,156, 1.75%, 9/12/19)	9,014,175	9,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.59%, dated 2/13/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $26,527,376, 0.70%, 4/06/18)	26,025,141	26,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.61%, dated:
2/7/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $11,224,183, 2.37% - 4.50%, 5/01/25 - 7/01/46)	11,010,997	11,000,000
2/8/17 due 4/10/17 (Collateralized by U.S. Government Obligations valued at $9,183,267, 2.35% - 5.18%, 9/01/33 - 3/01/47)	9,009,303	9,000,000
2/22/17 due 4/24/17 (Collateralized by U.S. Government Obligations valued at $13,261,573, 2.31% - 5.00%, 9/01/33 - 11/01/46)	13,013,437	13,000,000
2/28/17 due 5/1/17 (Collateralized by U.S. Government Obligations valued at $17,340,294, 2.13% - 8.00%, 6/20/25 - 8/15/58)	17,017,859	17,000,000
0.64%, dated 1/11/17 due 4/11/17 (Collateralized by U.S. Government Obligations valued at $11,229,774, 2.40% - 4.50%, 12/01/24 - 12/01/46)	11,017,600	11,000,000
Mizuho Securities U.S.A., Inc. at 0.56%, dated 2/6/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $8,162,920, 3.50% - 4.00%, 6/20/46 - 2/01/47)	8,003,733	8,000,000
RBC Capital Markets Corp. at:
0.55%, dated 1/20/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $4,110,549, 0.97% - 4.50%, 4/01/27 - 3/01/47)	4,003,300	4,000,000
0.56%, dated:
1/9/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $12,284,375, 0.97% - 5.00%, 9/01/28 - 3/01/47)	12,011,200	12,000,000
1/13/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $11,231,056, 0.97% - 5.50%, 4/01/27 - 3/01/47)	11,010,096	11,000,000
1/17/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $4,082,913, 0.97% - 4.50%, 6/01/37 - 3/01/47)	4,003,671	4,000,000
2/6/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $8,164,110, 0.97% - 6.00%, 4/01/27 - 3/01/47)	8,007,840	8,000,000
0.58%, dated 2/14/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $9,182,219, 2.43% - 5.00%, 11/01/31 - 3/01/47)	9,011,455	9,000,000
RBC Dominion Securities at:
0.54%, dated 2/17/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $14,282,570, 2.25% - 4.50%, 3/31/21 - 1/20/47)	14,006,510	14,000,000
0.56%, dated:
1/17/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $7,144,776, 1.50% - 4.50%, 8/31/22 - 1/20/47)	7,006,424	7,000,000
1/18/17 due 3/3/17 (Collateralized by U.S. Government Obligations valued at $2,041,333, 2.13% - 4.50%, 6/30/22 - 1/20/47)	2,001,369	2,000,000
0.58%, dated 2/28/17 due 3/7/17:
(Collateralized by U.S. Treasury Obligations valued at $10,200,184, 2.00% - 4.38%, 8/31/21 - 5/15/41)	10,009,989	10,000,000
(Collateralized by U.S. Treasury Obligations valued at $10,200,184, 2.00% - 4.38%, 8/31/21 - 5/15/41)	10,010,150	10,000,000
Wells Fargo Securities, LLC at 0.61%, dated 12/6/16 due 3/6/17 (Collateralized by U.S. Government Obligations valued at $17,365,584, 1.00% - 2.65%, 9/28/17 - 2/27/24)	17,025,925	17,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,012,078,000)		1,012,078,000

U.S. Treasury Repurchase Agreement - 16.9%
With:
Barclays Capital, Inc. at:
0.5%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $8,210,174, 1.63%, 3/31/19)	8,000,111	8,000,000
0.54%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $8,160,206, 0.63% - 8.00%, 5/15/17 - 2/15/31)	8,000,120	8,000,000
BMO Harris Bank NA at:
0.53%, dated:
1/11/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,101,370, 2.63%, 8/15/20)	4,003,298	4,000,000
1/13/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,381,883, 1.63%, 11/30/20)	15,013,471	15,000,000
1/20/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,198,447, 2.50%, 6/30/17)	8,006,124	8,000,000
2/10/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,194,165, 3.25%, 3/31/17)	8,004,122	8,000,000
0.54%, dated 2/9/17 due 3/7/17:
(Collateralized by U.S. Treasury Obligations valued at $8,185,291, 1.38%, 4/30/20)	8,007,200	8,000,000
(Collateralized by U.S. Treasury Obligations valued at $16,379,298, 0.88%, 6/15/17)	16,014,400	16,000,000
0.55%, dated:
2/1/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,392,660, 5.25%, 2/15/29)	12,012,467	12,000,000
2/3/17 due 3/7/17:
(Collateralized by U.S. Treasury Obligations valued at $5,110,515, 1.75%, 5/15/23)	5,006,417	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,118,026, 1.50%, 8/15/26)	5,006,340	5,000,000
0.56%, dated 1/31/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,286,635, 2.50%, 2/15/45)	7,008,711	7,000,000
0.57%, dated 2/28/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,273,987, 1.50%, 8/15/26)	9,008,408	9,000,000
BNP Paribas, S.A. at:
0.55%, dated 2/2/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,294,244, 0.00% - 3.13%, 3/23/17 - 8/15/45)	11,010,083	11,000,000
0.56%, dated 1/31/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,386,885, 0.00% - 8.13%, 2/01/18 - 2/15/43)	15,015,167	15,000,000
0.57%, dated:
1/5/17 due 3/3/17 (Collateralized by U.S. Treasury Obligations valued at $15,313,406, 0.62% - 6.13%, 7/31/17 - 11/15/42)	15,013,538	15,000,000
1/9/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,277,340, 0.62% - 2.50%, 7/31/17 - 5/15/46)	9,008,123	9,000,000
1/12/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,179,464, 0.00% - 3.00%, 5/25/17 - 2/15/47)	8,009,500	8,000,000
1/17/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $15,310,466, 1.88% - 2.63%, 11/15/20 - 5/31/22)	15,016,625	15,000,000
1/20/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $22,489,305, 0.00% - 6.88%, 3/02/17 - 5/15/46)	22,031,350	22,000,000
1/30/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $45,921,875, 0.62% - 8.13%, 7/31/17 - 11/15/44)	45,042,038	45,000,000
2/8/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $24,488,189, 1.00% - 7.63%, 5/31/17 - 8/15/42)	24,034,200	24,000,000
0.58%, dated 1/9/17 due 3/10/17 (Collateralized by U.S. Treasury Obligations valued at $6,125,200, 2.13% - 5.25%, 9/30/21 - 5/15/46)	6,005,800	6,000,000
0.6%, dated:
1/5/17 due 3/3/17 (Collateralized by U.S. Treasury Obligations valued at $15,380,438, 0.00% - 8.75%, 7/31/17 - 11/15/42)	15,014,250	15,000,000
1/9/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,125,320, 0.00% - 9.13%, 3/02/17 - 11/15/44)	6,005,700	6,000,000
1/20/17 due 4/20/17 (Collateralized by U.S. Treasury Obligations valued at $30,854,289, 0.62% - 7.63%, 7/31/17 - 5/15/46)	30,045,000	30,000,000
0.63%, dated:
2/24/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $35,765,284, 1.75% - 3.75%, 11/15/20 - 11/15/42)	35,064,313	35,000,000
2/27/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $55,081,986, 1.25% - 8.88%, 11/30/17 - 2/15/26)	54,099,225	54,000,000
Commerz Markets LLC at 0.55%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $138,724,107, 3.75%, 11/15/18)	136,002,078	136,000,000
Deutsche Bank Securities, Inc. at 0.54%, dated:
2/22/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $25,502,703, 2.75%, 11/15/23)	25,002,625	25,000,000
2/24/17 due 3/3/17 (Collateralized by U.S. Treasury Obligations valued at $13,261,055, 1.00%, 12/15/17)	13,001,365	13,000,000
2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $15,300,304, 2.75%, 11/15/23)	15,000,225	15,000,000
Federal Reserve Bank of New York at 0.5%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $196,002,772, 3.00%, 5/15/42)	196,002,722	196,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.56%, dated 1/18/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,082,670, 1.25% - 6.25%, 10/31/21 - 8/15/41)	4,003,796	4,000,000
Mizuho Securities U.S.A., Inc. at 0.54%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $18,483,562, 2.25%, 11/15/25)	18,000,270	18,000,000
MUFG Securities EMEA PLC at:
0.53%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $3,109,597, 2.00%, 11/15/26)	3,013,044	3,013,000
0.58%, dated 2/6/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $1,027,293, 1.63%, 5/15/26)	1,000,951	1,000,000
0.59%, dated:
2/21/17 due 3/1/17:
(Collateralized by U.S. Treasury Obligations valued at $9,232,370, 2.13%, 5/15/25)	9,001,180	9,000,000
(Collateralized by U.S. Treasury Obligations valued at $8,169,914, 1.50%, 8/15/26)	8,001,049	8,000,000
2/23/17 due 3/3/17 (Collateralized by U.S. Treasury Obligations valued at $9,190,557, 2.00%, 2/15/25)	9,001,180	9,000,000
3/1/17 due 3/10/17(e)	9,001,328	9,000,000
3/3/17 due:
3/17/17(e)	4,000,459	4,000,000
3/17/17(e)	5,001,147	5,000,000
0.6%, dated:
2/13/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,046,867, 1.50%, 5/31/19)	2,003,033	2,000,000
2/14/17 due 3/9/17 (Collateralized by U.S. Treasury Obligations valued at $41,003,654, 2.13%, 5/15/25)	40,015,333	40,000,000
2/23/17 due 3/8/17 (Collateralized by U.S. Treasury Obligations valued at $3,069,114, 1.50%, 8/15/26)	3,000,650	3,000,000
0.63%, dated 3/1/17 due 5/1/17(e)	5,005,338	5,000,000
Nomura Securities International, Inc. at 0.53%, dated:
2/23/17 due 3/2/17 (Collateralized by U.S. Treasury Obligations valued at $126,481,303, 1.63%, 6/30/20)	124,012,779	124,000,000
2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $66,639,272, 1.38%, 4/30/21)	65,000,957	65,000,000
RBC Capital Markets Corp. at:
0.53%, dated 1/6/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $44,916,999, 0.00% - 8.75%, 5/15/17 - 8/15/46)	44,038,867	44,000,000
0.54%, dated:
1/19/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,125,484, 0.00% - 6.25%, 8/24/17 - 11/15/45)	6,005,040	6,000,000
2/3/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,142,912, 0.00% - 6.25%, 5/25/17 - 11/15/45)	7,006,195	7,000,000
RBC Dominion Securities at:
0.53%, dated 1/11/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $30,699,265, 1.13% - 4.38%, 12/15/18 - 11/15/43)	30,026,942	30,000,000
0.56%, dated 12/22/16 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $13,274,276, 1.13% - 4.50%, 9/30/18 - 2/15/36)	13,018,200	13,000,000
0.57%, dated 2/28/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,180,220, 2.00% - 4.38%, 8/31/21 - 5/15/41)	9,008,408	9,000,000
RBS Securities, Inc. at:
0.53%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $2,064,823, 5.00%, 5/15/37)	2,000,029	2,000,000
0.55%, dated 2/15/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $12,245,017, 0.63% - 1.00%, 8/31/17 - 5/15/18)	12,002,567	12,000,000
Societe Generale at:
0.53%, dated:
1/30/17 due 3/2/17 (Collateralized by U.S. Treasury Obligations valued at $6,122,740, 0.00% - 8.88%, 4/27/17 - 11/15/26)	6,002,738	6,000,000
2/10/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,243,479, 0.63% - 2.63%, 11/30/17 - 8/15/23)	12,005,477	12,000,000
0.54%, dated 2/17/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $29,605,463, 0.00% - 6.38%, 4/27/17 - 8/15/44)	29,015,225	29,000,000
0.55%, dated 2/2/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $4,081,749, 0.00% - 1.63%, 5/18/17 - 5/31/23)	4,003,667	4,000,000
0.6%, dated 2/9/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $8,162,770, 0.00% - 8.50%, 4/27/17 - 5/15/39)	8,012,667	8,000,000
Wells Fargo Securities, LLC at:
0.57%, dated 12/1/16 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $5,107,290, 1.88%, 2/28/22)	5,007,125	5,000,000
0.59%, dated 12/6/16 due 3/6/17 (Collateralized by U.S. Treasury Obligations valued at $7,149,966, 1.88%, 2/28/22)	7,010,325	7,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,311,013,000)		1,311,013,000
TOTAL INVESTMENT PORTFOLIO - 90.9%
(Cost $7,055,194,626)		7,055,194,626
NET OTHER ASSETS (LIABILITIES) - 9.1%		703,074,350
NET ASSETS - 100%		$7,758,268,976

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $7,998,359 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $8,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$604,078,000 due 3/01/17 at 0.53%
BNP Paribas, S.A.	$27,317,658
BNY Mellon Capital Markets LLC	1,626,051
Bank of America NA	133,336,185
Citibank NA	32,521,021
Credit Agricole CIB New York Branch	89,432,808
Credit Suisse Securities (USA) LLC	5,650,690
HSBC Securities (USA), Inc.	27,608,103
ING Financial Markets LLC	3,252,102
J.P. Morgan Securities, Inc.	100,818,548
Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,642,526
Mizuho Securities USA, Inc.	39,975,197
Morgan Stanley & Co., Inc.	81,302,553
Societe Generale	16,260,511
Wells Fargo Securities LLC	33,334,047
$604,078,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,323,091,000) — See accompanying schedule: Unaffiliated issuers (cost $7,055,194,626)		$7,055,194,626
Cash		62
Receivable for investments sold		5,994,933
Receivable for fund shares sold		775,153,661
Interest receivable		3,730,863
Prepaid expenses		5,864
Receivable from investment adviser for expense reductions		278,621
Total assets		7,840,358,630
Liabilities
Payable for investments purchased	$73,000,000
Payable for fund shares redeemed	84
Accrued management fee	722,388
Payable for reverse repurchase agreement	8,000,000
Other affiliated payables	116,264
Other payables and accrued expenses	250,918
Total liabilities		82,089,654
Net Assets		$7,758,268,976
Net Assets consist of:
Paid in capital		$7,758,254,624
Distributions in excess of net investment income		(5)
Accumulated undistributed net realized gain (loss) on investments		14,357
Net Assets		$7,758,268,976
Series Government Money Market:
Net Asset Value, offering price and redemption price per share ($3,630,056,333 ÷ 3,630,054,047 shares)		$1.00
Class F:
Net Asset Value, offering price and redemption price per share ($4,128,212,643 ÷ 4,128,200,577 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$13,904,877
Expenses
Management fee	$3,968,170
Transfer agent fees	397,532
Accounting fees and expenses	240,584
Custodian fees and expenses	34,975
Independent trustees' fees and expenses	11,279
Registration fees	252,057
Audit	24,478
Legal	6,717
Interest	3,458
Miscellaneous	11,750
Total expenses before reductions	4,951,000
Expense reductions	(1,022,027)	3,928,973
Net investment income (loss)		9,975,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,224
Total net realized gain (loss)		14,224
Net increase in net assets resulting from operations		$9,990,128

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	For the period April 22, 2016 (commencement of operations) to August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,975,904	$3,429,408
Net realized gain (loss)	14,224	114
Net increase in net assets resulting from operations	9,990,128	3,429,522
Distributions to shareholders from net investment income	(9,975,909)	(3,429,389)
Share transactions - net increase (decrease)	2,792,640,541	4,965,614,083
Total increase (decrease) in net assets	2,792,654,760	4,965,614,216
Net Assets
Beginning of period	4,965,614,216	–
End of period	$7,758,268,976	$4,965,614,216
Other Information
Distributions in excess of net investment income end of period	$(5)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Government Money Market Fund

	Six months ended (Unaudited) February 28,	Year ended August 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001
Net realized and unrealized gain (loss)B	–	–
Total from investment operations	.002	.001
Distributions from net investment income	(.002)	(.001)
Total distributions	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.18%	.08%
Ratios to Average Net AssetsE
Expenses before reductions	.19%F	.20%F
Expenses net of fee waivers, if any	.14%F	.14%F
Expenses net of all reductions	.14%F	.14%F
Net investment income (loss)	.36%F	.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,630,056	$2,306,850

 A For the period April 22, 2016 (commencement of operations) to August 31, 2016.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Government Money Market Fund Class F

	Six months ended (Unaudited) February 28,	Year ended August 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001
Net realized and unrealized gain (loss)B	–	–
Total from investment operations	.002	.001
Distributions from net investment income	(.002)	(.001)
Total distributions	(.002)	(.001)
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.18%	.08%
Ratios to Average Net AssetsE
Expenses before reductions	.16%F	.17%F
Expenses net of fee waivers, if any	.14%F	.14%F
Expenses net of all reductions	.14%F	.14%F
Net investment income (loss)	.36%F	.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$4,128,213	$2,658,764

 A For the period April 22, 2016 (commencement of operations) to August 31, 2016.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds advised by Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Government Money Market and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$7,055,194,695

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $14,633,477 and the weighted average interest rate was .11% with payments included in the Statement of Operations as a component of interest expense.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .03% of average net assets for Series Government Money Market Fund. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Government Money Market	$397,532

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through October 31, 2017. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Series Government Money Market	.14%	$688,068
Class F	.14%	331,010
		$1,019,078

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,949.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016(a)
From net investment income
Series Government Money Market	$4,665,786	$1,616,356
Class F	5,310,123	1,813,033
Total	$9,975,909	$3,429,389

 (a) For the period April 22, 2016 (commencement of operations) to August 31, 2016.

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016(a)
Series Government Money Market
Shares sold	1,526,307,902	2,406,535,713
Reinvestment of distributions	4,665,786	1,615,813
Shares redeemed	(207,769,500)	(101,301,667)
Net increase (decrease)	1,323,204,188	2,306,849,859
Class F
Shares sold	1,735,542,729	2,725,374,828
Reinvestment of distributions	5,310,121	1,813,033
Shares redeemed	(271,416,497)	(68,423,637)
Net increase (decrease)	1,469,436,353	2,658,764,224

 (a) For the period April 22, 2016 (commencement of operations) to August 31, 2016.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Series Government Money Market	.14%
Actual		$1,000.00	$1,001.80	$.69
Hypothetical-C		$1,000.00	$1,024.10	$.70
Class F	.14%
Actual		$1,000.00	$1,001.80	$.69
Hypothetical-C		$1,000.00	$1,024.10	$.70

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Intermediate Bond Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	37.8%
AAA	5.5%
AA	4.7%
A	14.7%
BBB	29.6%
BB and Below	6.1%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	1.5%

As of August 31, 2016
U.S Government and U.S. Government Agency Obligations	34.9%
AAA	6.9%
AA	4.4%
A	17.0%
BBB	28.9%
BB and Below	6.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017 *,**
Corporate Bonds	51.5%
U.S. Government and U.S. Government Agency Obligations	37.8%
Asset-Backed Securities	3.4%
CMOs and Other Mortgage Related Securities	2.5%
Municipal Bonds	0.4%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 11.6%

 ** Futures and Swaps - 0.0%

As of August 31, 2016*,**
Corporate Bonds	53.4%
U.S. Government and U.S. Government Agency Obligations	34.9%
Asset-Backed Securities	3.9%
CMOs and Other Mortgage Related Securities	3.9%
Municipal Bonds	0.4%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 9.8%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 1.4%
Daimler Finance North America LLC 2.25% 9/3/19 (a)	$17,149	$17,185
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,652
3.1% 1/15/19	4,690	4,774
3.15% 1/15/20	6,680	6,808
Volkswagen Group of America Finance LLC:
2.125% 5/23/19 (a)	3,670	3,659
2.45% 11/20/19 (a)	6,500	6,508
		45,586
Household Durables - 0.6%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,320
Toll Brothers Finance Corp.:
4% 12/31/18	5,175	5,311
4.875% 11/15/25	4,400	4,466
		18,097
Media - 2.0%
21st Century Fox America, Inc.:
3% 9/15/22	2,241	2,239
4.5% 2/15/21	1,705	1,827
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	3,050	3,135
4.908% 7/23/25	4,820	5,085
Comcast Corp.:
1.625% 1/15/22	5,124	4,917
5.15% 3/1/20	4,685	5,109
5.7% 5/15/18	355	373
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000	4,202
Discovery Communications LLC 3.25% 4/1/23	563	554
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,444
Time Warner Cable, Inc.:
5.85% 5/1/17	8,733	8,797
6.75% 7/1/18	7,189	7,632
8.25% 4/1/19	2,550	2,851
Time Warner, Inc. 4.875% 3/15/20	5,060	5,426
Viacom, Inc. 6.125% 10/5/17	3,071	3,151
		62,742
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,402
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,273
		6,675

TOTAL CONSUMER DISCRETIONARY		133,100

CONSUMER STAPLES - 2.8%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.15% 2/1/19	6,585	6,643
2.65% 2/1/21	6,659	6,729
3.3% 2/1/23	7,172	7,322
3.65% 2/1/26	7,780	7,894
Anheuser-Busch InBev Worldwide, Inc. 2.2% 8/1/18	3,580	3,607
		32,195
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	2,854	2,901
3.5% 7/20/22	1,679	1,728
4.125% 5/15/21	4,367	4,617
		9,246
Food Products - 0.4%
Cargill, Inc.:
3.25% 11/15/21 (a)	4,000	4,106
6% 11/27/17 (a)	781	807
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,158
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,544
		12,615
Tobacco - 1.1%
BAT International Finance PLC:
2.75% 6/15/20 (a)	6,420	6,464
3.5% 6/15/22 (a)	4,810	4,912
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	4,789	4,934
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,291
Reynolds American, Inc.:
3.25% 6/12/20	638	654
4% 6/12/22	2,191	2,302
4.45% 6/12/25	4,820	5,096
5.7% 8/15/35	824	956
		32,609

TOTAL CONSUMER STAPLES		86,665

ENERGY - 5.3%
Energy Equipment & Services - 0.7%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,638
Halliburton Co.:
3.8% 11/15/25	1,675	1,721
6.15% 9/15/19	2,601	2,871
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,739
Petrofac Ltd. 3.4% 10/10/18 (a)	4,400	4,446
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	4,980	5,020
		21,435
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp. 4.85% 3/15/21	4,470	4,805
Boardwalk Pipelines LP 4.95% 12/15/24	4,140	4,363
BP Capital Markets PLC:
2.315% 2/13/20	4,980	5,009
2.521% 1/15/20	3,410	3,447
3.245% 5/6/22	4,160	4,256
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,236
3.9% 2/1/25	3,400	3,455
Cenovus Energy, Inc. 5.7% 10/15/19	7,250	7,798
Columbia Pipeline Group, Inc. 3.3% 6/1/20	2,974	3,031
ConocoPhillips Co. 2.2% 5/15/20	3,712	3,719
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,314
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,922
2.7% 4/1/19	1,120	1,112
3.875% 3/15/23	3,530	3,406
El Paso Natural Gas Co. 5.95% 4/15/17	178	179
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,499
Enbridge, Inc. 4.25% 12/1/26	1,134	1,171
Enterprise Products Operating LP:
2.55% 10/15/19	693	701
4.05% 2/15/22	4,350	4,607
Exxon Mobil Corp. 2.222% 3/1/21	6,250	6,263
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	4,636	4,685
3.95% 9/1/22	775	798
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,248
MPLX LP 4% 2/15/25	500	504
Petro-Canada 6.05% 5/15/18	1,874	1,968
Petroleos Mexicanos:
3.5% 1/30/23	3,205	3,048
4.625% 9/21/23	3,200	3,206
Phillips 66 Co. 2.95% 5/1/17	8,400	8,424
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	3,100	3,107
Shell International Finance BV 2.125% 5/11/20	4,895	4,908
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,044
Spectra Energy Capital, LLC 5.65% 3/1/20	237	253
Suncor Energy, Inc. 6.1% 6/1/18	5,571	5,872
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	983
4.55% 6/24/24	4,547	4,615
Total Capital International SA 2.125% 1/10/19	8,195	8,258
TransCanada PipeLines Ltd. 3.125% 1/15/19	2,847	2,902
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,525
5.375% 6/1/21	4,300	4,667
Williams Partners LP 4.3% 3/4/24	4,990	5,165
		146,473

TOTAL ENERGY		167,908

FINANCIALS - 20.2%
Banks - 11.5%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,746
2.65% 4/1/19	7,598	7,698
4.2% 8/26/24	3,440	3,550
4.25% 10/22/26	3,412	3,477
4.45% 3/3/26	3,485	3,614
5.875% 1/5/21	5,905	6,600
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,484
4.5% 12/16/25	6,400	6,689
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	4,760	4,755
2.3% 3/5/20 (a)	3,320	3,307
Barclays PLC:
2.75% 11/8/19	2,863	2,885
2.875% 6/8/20	4,810	4,823
3.2% 8/10/21	4,798	4,828
3.25% 1/12/21	3,509	3,543
BNP Paribas 2.375% 9/14/17	6,400	6,436
BNP Paribas SA 2.45% 3/17/19	3,370	3,398
CIT Group, Inc. 3.875% 2/19/19	7,345	7,515
Citigroup, Inc.:
1.75% 5/1/18	6,000	6,001
2.15% 7/30/18	6,591	6,622
2.7% 3/30/21	6,300	6,308
2.9% 12/8/21	4,703	4,719
4.6% 3/9/26	3,280	3,407
Citizens Bank NA:
2.45% 12/4/19	6,790	6,846
2.55% 5/13/21	4,261	4,250
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,306
Comerica, Inc. 2.125% 5/23/19	2,052	2,051
Commonwealth Bank of Australia:
2.25% 3/13/19	8,340	8,390
2.3% 9/6/19	3,440	3,469
2.55% 3/15/21	3,120	3,126
Credit Suisse New York Branch 3% 10/29/21	3,500	3,536
Discover Bank 2% 2/21/18	8,400	8,425
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,254
4.5% 6/1/18	440	455
First Horizon National Corp. 3.5% 12/15/20	7,958	8,142
HBOS PLC 6.75% 5/21/18 (a)	3,004	3,160
HSBC Bank PLC 1.5% 5/15/18 (a)	3,890	3,878
HSBC Holdings PLC:
2.95% 5/25/21	4,790	4,822
4% 3/30/22	3,778	3,950
5.1% 4/5/21	4,270	4,645
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,822
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,678
3.15% 3/14/21	4,700	4,785
7% 12/15/20	1,204	1,385
Huntington National Bank 2.2% 4/1/19	4,985	4,992
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,713
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,521
2.35% 1/28/19	7,995	8,081
3.875% 9/10/24	5,168	5,266
4.125% 12/15/26	5,070	5,194
4.5% 1/24/22	4,210	4,549
KeyCorp. 5.1% 3/24/21	4,303	4,709
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,715
2.95% 3/1/21	7,298	7,367
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (a)	5,070	5,082
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,705	6,682
MUFG Americas Holdings Corp.:
1.625% 2/9/18	977	978
2.25% 2/10/20	3,292	3,289
Nordea Bank AB 2.375% 4/4/19 (a)	3,360	3,386
PNC Bank NA 2.15% 4/29/21	3,170	3,143
Regions Financial Corp. 3.2% 2/8/21	4,701	4,790
Royal Bank of Canada:
1.5% 1/16/18	8,080	8,084
2.35% 10/30/20	6,360	6,382
4.65% 1/27/26	1,988	2,117
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,192
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,030
Sumitomo Mitsui Financial Group, Inc.:
2.846% 1/11/22	6,300	6,300
2.934% 3/9/21	4,046	4,083
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,733
The Toronto-Dominion Bank:
1.8% 7/13/21	8,310	8,105
2.125% 4/7/21	4,740	4,689
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,116
3% 1/22/21	6,034	6,148
4.3% 7/22/27	4,780	4,976
Westpac Banking Corp.:
1.65% 5/13/19	4,790	4,758
2.8% 1/11/22	4,802	4,838
		360,788
Capital Markets - 3.3%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,722
Credit Suisse AG 6% 2/15/18	9,794	10,176
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,880
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,050
2.625% 1/31/19	7,920	8,017
2.625% 4/25/21	3,282	3,282
5.95% 1/18/18	10,163	10,548
6.15% 4/1/18	3,044	3,188
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,122
Lazard Group LLC 4.25% 11/14/20	1,723	1,809
Merrill Lynch & Co., Inc. 6.875% 4/25/18	5,859	6,194
Moody's Corp. 2.75% 12/15/21	779	776
Morgan Stanley:
2.375% 7/23/19	3,430	3,453
2.5% 4/21/21	5,000	4,980
2.65% 1/27/20	5,010	5,065
3.875% 1/27/26	4,600	4,693
4.875% 11/1/22	3,010	3,244
5.625% 9/23/19	933	1,011
5.75% 1/25/21	4,378	4,879
7.3% 5/13/19	3,668	4,072
S&P Global, Inc. 2.5% 8/15/18	1,947	1,963
UBS AG Stamford Branch:
1.375% 6/1/17	1,213	1,214
2.375% 8/14/19	6,388	6,430
		102,768
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	1,109	1,125
Ally Financial, Inc. 4.25% 4/15/21	7,800	8,044
Capital One Financial Corp. 2.45% 4/24/19	2,760	2,783
Discover Financial Services:
3.85% 11/21/22	196	200
5.2% 4/27/22	5,287	5,749
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,381
3.336% 3/18/21	7,800	7,938
4.25% 9/20/22	4,080	4,270
Hyundai Capital America:
2.125% 10/2/17 (a)	1,463	1,467
2.55% 2/6/19 (a)	2,513	2,524
2.6% 3/19/20 (a)	6,620	6,613
2.875% 8/9/18 (a)	1,665	1,683
3% 10/30/20 (a)	6,329	6,366
Synchrony Financial:
1.875% 8/15/17	822	823
3% 8/15/19	1,208	1,226
3.75% 8/15/21	4,450	4,584
Toyota Motor Credit Corp. 2.6% 1/11/22	10,611	10,666
		69,442
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,933
3.875% 8/15/22	3,628	3,721
4.125% 6/15/26	1,347	1,367
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,647
		12,668
Insurance - 2.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	2,130	2,138
AIA Group Ltd. 2.25% 3/11/19 (a)	743	744
American International Group, Inc.:
3.3% 3/1/21	5,232	5,362
4.875% 6/1/22	6,517	7,074
Aon Corp. 5% 9/30/20	4,000	4,331
Aon PLC 3.875% 12/15/25	6,215	6,381
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (a)(b)	1,929	1,717
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,095
5.375% 3/15/17	149	149
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,878
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,604
4.8% 7/15/21	4,925	5,353
MassMutual Global Funding II 2.45% 11/23/20 (a)	4,750	4,744
Metropolitan Life Global Funding I 2.3% 4/10/19 (a)	8,370	8,447
New York Life Global Funding 2.9% 1/17/24 (a)	7,880	7,896
Pacific LifeCorp 6% 2/10/20 (a)	2,213	2,407
Prudential Financial, Inc. 4.5% 11/15/20	4,820	5,201
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,721
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	980	998
Unum Group:
4% 3/15/24	3,330	3,395
5.625% 9/15/20	5,021	5,509
		88,144

TOTAL FINANCIALS		633,810

HEALTH CARE - 3.7%
Biotechnology - 0.7%
AbbVie, Inc.:
2.5% 5/14/20	4,086	4,107
2.9% 11/6/22	4,110	4,085
3.2% 11/6/22	3,165	3,192
Amgen, Inc.:
2.125% 5/1/20	3,530	3,528
5.85% 6/1/17	3,264	3,302
Celgene Corp. 2.875% 8/15/20	3,000	3,045
		21,259
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories 2.9% 11/30/21	4,648	4,656
Becton, Dickinson & Co. 2.675% 12/15/19	890	903
Danaher Corp. 2.4% 9/15/20	1,130	1,141
Medtronic, Inc. 2.5% 3/15/20	6,790	6,890
Zimmer Biomet Holdings, Inc. 1.45% 4/1/17	6,268	6,268
		19,858
Health Care Providers & Services - 1.2%
Aetna, Inc.:
2.4% 6/15/21	4,038	4,080
2.75% 11/15/22	597	598
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,160
McKesson Corp. 2.284% 3/15/19	3,330	3,349
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	841
2.125% 3/15/21	4,680	4,640
2.7% 7/15/20	2,557	2,614
2.75% 2/15/23	684	682
3.35% 7/15/22	1,155	1,199
3.875% 10/15/20	5,296	5,618
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,307
4.35% 8/15/20	5,502	5,832
		38,920
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,481
4.15% 2/1/24	918	969
		4,450
Pharmaceuticals - 1.0%
Actavis Funding SCS:
2.35% 3/12/18	5,020	5,056
3% 3/12/20	2,840	2,892
Mylan N.V. 2.5% 6/7/19	1,677	1,677
Perrigo Co. PLC 3.5% 3/15/21	6,211	6,306
Perrigo Finance PLC 3.5% 12/15/21	833	835
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	7,872
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	2,393	2,304
2.8% 7/21/23	1,715	1,620
Zoetis, Inc.:
3.25% 2/1/23	1,553	1,571
3.45% 11/13/20	887	914
		31,047

TOTAL HEALTH CARE		115,534

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,345
3.8% 10/7/24 (a)	2,162	2,236
		8,581
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	535	537
6.795% 2/2/20	7	7
6.9% 7/2/19	42	42
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	256	261
8.36% 1/20/19	320	333
		1,180
Building Products - 0.1%
Masco Corp. 3.5% 4/1/21	3,053	3,114
Electrical Equipment - 0.1%
Fortive Corp. 2.35% 6/15/21 (a)	2,288	2,263
Industrial Conglomerates - 0.5%
Covidien International Finance SA 6% 10/15/17	3,234	3,327
General Electric Co. 2.7% 10/9/22	3,340	3,378
Roper Technologies, Inc.:
2.05% 10/1/18	5,730	5,758
3% 12/15/20	3,140	3,200
		15,663
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,229
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	931
		9,160
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.375% 6/1/21	4,710	4,810
3.875% 4/1/21	3,200	3,320
4.75% 3/1/20	2,913	3,093
		11,223

TOTAL INDUSTRIALS		51,184

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.85% 9/20/21	4,829	4,736
Electronic Equipment & Components - 0.4%
Amphenol Corp. 3.125% 9/15/21	1,119	1,139
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	9,430	9,895
Tyco Electronics Group SA 6.55% 10/1/17	2,606	2,681
		13,715
IT Services - 0.1%
Visa, Inc. 2.8% 12/14/22	4,670	4,730
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. 2.2% 9/16/21	6,440	6,321

TOTAL INFORMATION TECHNOLOGY		29,502

MATERIALS - 0.6%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.45% 5/1/20 (a)	2,969	2,986
Ecolab, Inc. 1.45% 12/8/17	2,207	2,205
LYB International Finance II BV 3.5% 3/2/27	3,160	3,151
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,322
The Mosaic Co. 4.25% 11/15/23	5,095	5,297
		17,961
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	726
4.6% 4/1/22	1,262	1,346
American Campus Communities Operating Partnership LP 3.35% 10/1/20	2,428	2,471
AvalonBay Communities, Inc. 3.625% 10/1/20	1,583	1,643
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,064
Camden Property Trust 4.25% 1/15/24	2,807	2,931
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,308
5% 7/1/25	1,529	1,596
DDR Corp.:
3.625% 2/1/25	1,578	1,531
4.25% 2/1/26	2,246	2,254
4.625% 7/15/22	1,318	1,390
4.75% 4/15/18	3,000	3,074
7.5% 4/1/17	2,748	2,761
Duke Realty LP:
3.625% 4/15/23	1,976	2,005
3.875% 10/15/22	3,009	3,144
6.75% 3/15/20	291	326
Equity One, Inc. 3.75% 11/15/22	8,200	8,401
ERP Operating LP:
4.625% 12/15/21	3,194	3,463
4.75% 7/15/20	2,996	3,210
Federal Realty Investment Trust:
3% 8/1/22	1,518	1,526
5.9% 4/1/20	42	46
HCP, Inc. 4.25% 11/15/23	5,100	5,292
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,659
HRPT Properties Trust 6.65% 1/15/18	792	806
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,124
3.4% 11/1/22	2,493	2,528
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,179
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,101
4.5% 1/15/25	1,111	1,112
4.5% 4/1/27	3,298	3,276
4.95% 4/1/24	1,104	1,140
5.25% 1/15/26	3,160	3,309
Select Income REIT 2.85% 2/1/18	1,609	1,621
Simon Property Group LP 2.35% 1/30/22	1,248	1,233
		81,596
Real Estate Management & Development - 1.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,142
5.7% 5/1/17	2,338	2,353
Digital Realty Trust LP:
3.4% 10/1/20	3,292	3,367
3.625% 10/1/22	1,414	1,444
3.95% 7/1/22	2,154	2,243
Essex Portfolio LP 5.5% 3/15/17	3,558	3,563
Liberty Property LP:
4.125% 6/15/22	1,971	2,066
4.75% 10/1/20	7,111	7,575
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,895
4.5% 4/18/22	1,234	1,253
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,693
Regency Centers LP 3.75% 6/15/24	2,349	2,406
Tanger Properties LP:
3.75% 12/1/24	3,076	3,094
6.125% 6/1/20	4,208	4,645
Ventas Realty LP:
1.25% 4/17/17	1,643	1,643
3.125% 6/15/23	885	872
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,597
Washington Prime Group LP 3.85% 4/1/20	4,940	4,942
		53,793

TOTAL REAL ESTATE		135,389

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
2.3% 3/11/19	3,110	3,127
2.45% 6/30/20	2,237	2,240
2.8% 2/17/21	7,750	7,768
3% 6/30/22	4,920	4,886
3.4% 5/15/25	4,920	4,756
5.875% 10/1/19	287	313
British Telecommunications PLC:
2.35% 2/14/19	1,992	2,005
5.95% 1/15/18	5,990	6,208
SBA Tower Trust 3.156% 10/15/45 (a)	4,730	4,754
Verizon Communications, Inc.:
1.75% 8/15/21	3,200	3,066
3% 11/1/21	9,890	9,975
5.15% 9/15/23	4,000	4,402
		53,500
UTILITIES - 4.0%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	3,867	3,922
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	3,824	3,792
Commonwealth Edison Co. 4% 8/1/20	4,400	4,632
Duke Energy Corp. 1.8% 9/1/21	1,793	1,734
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	413
Edison International:
2.95% 3/15/23	1,206	1,211
3.75% 9/15/17	2,938	2,971
Eversource Energy:
2.5% 3/15/21	1,473	1,463
2.8% 5/1/23	4,679	4,630
Exelon Corp. 2.85% 6/15/20	934	947
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,402
4.25% 3/15/23	4,000	4,171
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,185
6.5% 8/1/18	2,033	2,169
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	679
3.25% 6/15/23	3,750	3,835
Pennsylvania Electric Co. 6.05% 9/1/17	844	861
PG&E Corp. 2.4% 3/1/19	489	492
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,505
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,279
Southern Co. 2.35% 7/1/21	7,954	7,851
Tampa Electric Co. 5.4% 5/15/21	1,635	1,785
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,827
Wisconsin Electric Power Co. 2.95% 9/15/21	768	787
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,727
		72,290
Gas Utilities - 0.4%
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	6,420	6,687
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,405
Texas Eastern Transmission LP 6% 9/15/17 (a)	5,603	5,727
		13,819
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	806	802
Southern Power Co. 2.375% 6/1/20	2,294	2,293
		3,095
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	455	470
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,959
Dominion Resources, Inc.:
2% 8/15/21	1,125	1,097
3.2982% 9/30/66 (b)	4,542	3,706
3.8232% 6/30/66 (b)	4,221	3,873
NiSource Finance Corp.:
5.45% 9/15/20	313	343
6.4% 3/15/18	684	717
Public Service Enterprise Group, Inc. 2% 11/15/21	2,151	2,081
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,746
Sempra Energy:
2.3% 4/1/17	9,715	9,724
2.875% 10/1/22	1,677	1,669
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,383	3,083
		36,468

TOTAL UTILITIES		125,672

TOTAL NONCONVERTIBLE BONDS
(Cost $1,516,815)		1,550,225

U.S. Government and Government Agency Obligations - 35.3%
U.S. Government Agency Obligations - 1.5%
Freddie Mac 0.875% 7/19/19	48,070	47,495
U.S. Treasury Obligations - 33.8%
U.S. Treasury Notes:
1.375% 2/15/20	$12,746	$12,704
1.375% 3/31/20	80,150	79,771
1.625% 6/30/19	83,800	84,350
1.75% 12/31/20	36,800	36,827
1.75% 2/28/22	202,223	200,469
2% 2/15/25	148,844	145,646
2.125% 6/30/22	61,423	61,867
2.25% 3/31/21	75,000	76,397
2.25% 2/15/27	63,450	62,830
2.375% 8/15/24	298,960	301,661

TOTAL U.S. TREASURY OBLIGATIONS		1,062,522

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,110,747)		1,110,017

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.5%
2.54% 6/1/42 (b)	303	315
2.81% 12/1/33 (b)	2,253	2,377
2.812% 7/1/35 (b)	271	286
2.943% 9/1/41 (b)	173	179
2.956% 11/1/36 (b)	434	450
2.973% 11/1/40 (b)	133	140
2.975% 10/1/41 (b)	90	95
3.124% 4/1/35 (b)	1,258	1,320
3.187% 3/1/40 (b)	461	488
3.241% 7/1/41 (b)	269	283
3.364% 10/1/41 (b)	154	160
3.435% 12/1/39 (b)	168	179
3.55% 7/1/41 (b)	359	374
5.5% 10/1/17 to 6/1/36	5,589	6,120
6.5% 12/1/19 to 8/1/36	2,491	2,861
7% 8/1/25 to 2/1/32	10	12
7.5% 11/1/22 to 8/1/29	111	125

TOTAL FANNIE MAE		15,764

Freddie Mac - 0.3%
3.198% 9/1/41 (b)	206	216
3.231% 4/1/41 (b)	166	173
3.282% 6/1/41 (b)	218	230
3.392% 5/1/41 (b)	171	182
3.626% 5/1/41 (b)	243	256
3.665% 6/1/41 (b)	239	252
4.5% 8/1/18	503	514
5% 3/1/19	724	740
5.5% 3/1/34 to 7/1/35	7,002	7,824
7.5% 7/1/27 to 1/1/33	31	36

TOTAL FREDDIE MAC		10,423

Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	1,652	1,935
8% 7/15/17 to 5/15/22	5	5

TOTAL GINNIE MAE		1,940

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $27,301)		28,127

Asset-Backed Securities - 3.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	$299	$287
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (b)	172	171
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,007
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,508
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,854
Series 2015-3 Class A, 1.63% 5/15/20	8,120	8,121
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (b)	17	17
Series 2004-R2 Class M3, 1.6033% 4/25/34 (b)	40	34
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	22	21
Series 2004-W11 Class M2, 1.8283% 11/25/34 (b)	232	231
Series 2004-W7 Class M1, 1.6033% 5/25/34 (b)	806	778
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (b)	497	173
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.5961% 4/25/34 (b)	664	607
Series 2006-HE2 Class M1, 1.1411% 3/25/36 (b)	13	0
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.9033% 2/25/35 (b)	1,535	1,408
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	3,678	3,677
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (b)	812	607
Chase Issuance Trust Series 2014-A7 Class A, 1.38% 11/15/19	8,520	8,525
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.2333% 4/25/34 (b)	25	23
Series 2004-4 Class M2, 1.5733% 6/25/34 (b)	38	36
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	11,890	11,896
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (b)	18	15
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (b)	171	163
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,535	12,648
Series 2015-1 Class A, 2.12% 7/15/26 (a)	7,657	7,661
Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,131
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5061% 1/25/35 (b)	427	396
Class M4, 1.7911% 1/25/35 (b)	157	82
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (a)(b)	844	710
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (a)(b)	352	334
Class B, 1.05% 11/15/34 (a)(b)	128	119
Class C, 1.15% 11/15/34 (a)(b)	211	195
Class D, 1.52% 11/15/34 (a)(b)	80	73
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	5,774	5,775
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	84	7
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (b)	173	163
Series 2003-5 Class A2, 1.4711% 12/25/33 (b)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	766	552
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (b)	2,280	1,182
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (b)	118	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (b)	69	61
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (b)	116	112
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (b)	1	1
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (b)	771	747
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	26	23
Series 2004-HE7 Class B3, 6.0283% 8/25/34 (b)	186	106
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (b)	78	72
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (b)	63	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (b)	642	612
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (b)	231	223
Class M4, 2.9461% 9/25/34 (b)	308	196
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (b)	665	630
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (b)	2	2
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	1,079	1,079
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (b)	250	240
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (b)	134	133
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (b)	25	23
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (b)	168	158
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (a)(b)	1,745	846
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (a)	5,682	5,639
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	4,957	4,954
TOTAL ASSET-BACKED SECURITIES
(Cost $101,829)		106,062

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	269	256
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (a)(b)	153	112
Class B6, 3.6133% 6/10/35 (a)(b)	42	26
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	9	9

TOTAL PRIVATE SPONSOR		403

U.S. Government Agency - 1.6%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,628	1,687
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	14,607	14,651
Series 2013-16 Class GP, 3% 3/25/33	12,750	13,090
Series 2015-28 Class JE, 3% 5/25/45	9,888	10,128
Series 2016-19 Class AH, 3% 4/25/46	6,375	6,521
Freddie Mac:
planned amortization class:
Series 2425 Class JH, 6% 3/15/17	0	0
Series 3820 Class DA, 4% 11/15/35	1,187	1,218
Series 3777 Class AC, 3.5% 12/15/25	2,654	2,735
Series 3949 Class MK, 4.5% 10/15/34	1,111	1,176

TOTAL U.S. GOVERNMENT AGENCY		51,206

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $52,651)		51,609

Commercial Mortgage Securities - 2.5%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	1,692	1,714
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (b)(c)	124	2
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,157	6,313
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (a)(b)	17	16
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (a)(b)	283	247
Class B1, 2.1783% 1/25/36 (a)(b)	20	16
Class M1, 1.2283% 1/25/36 (a)(b)	91	77
Class M2, 1.2483% 1/25/36 (a)(b)	43	36
Class M3, 1.2783% 1/25/36 (a)(b)	40	33
Class M4, 1.3883% 1/25/36 (a)(b)	35	29
Class M5, 1.4283% 1/25/36 (a)(b)	35	26
Class M6, 1.4783% 1/25/36 (a)(b)	37	28
Series 2006-3A Class M4, 1.2083% 10/25/36 (a)(b)	19	16
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	217	189
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	228	197
Class A2, 1.0761% 7/25/37 (a)(b)	214	183
Class M1, 1.1261% 7/25/37 (a)(b)	99	77
Class M2, 1.1661% 7/25/37 (a)(b)	54	42
Class M3, 1.2461% 7/25/37 (a)(b)	42	30
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	170	144
Class M1, 1.0661% 7/25/37 (a)(b)	58	46
Class M2, 1.0961% 7/25/37 (a)(b)	62	47
Class M3, 1.1261% 7/25/37 (a)(b)	97	72
Class M4, 1.2561% 7/25/37 (a)(b)	116	78
Class M5, 1.3561% 7/25/37 (a)(b)	75	39
Series 2007-4A Class M1, 1.7283% 9/25/37 (a)(b)	35	9
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (a)(b)	13	13
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	3,779	3,830
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	5,005
Class D, 3.768% 4/10/28 (a)(b)	1,568	1,592
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	457	456
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,900
Series 2014-CR15 Class A2, 2.928% 2/10/47	6,199	6,318
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	6,953
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (b)	162	162
CSMC Series 2015-TOWN:
Class B, 2.6672% 3/15/28 (a)(b)	615	614
Class C, 3.0172% 3/15/28 (a)(b)	599	599
Class D, 3.9672% 3/15/28 (a)(b)	1,992	1,992
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	6,240	6,380
Class CFX, 3.3822% 12/15/34 (a)(b)	2,801	2,853
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	360	359
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (b)	76	76
Series 2007-LDPX Class A3, 5.42% 1/15/49	259	259
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,772	1,804
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	238	241
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (a)(b)	161	161
sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,873
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b)	3,484	3,478
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	49	24
SCG Trust Series 2013-SRP1 Class A, 2.3539% 11/15/26 (a)(b)	3,591	3,590
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C32 Class A3, 5.7165% 6/15/49 (b)	1,174	1,177
Series 2007-C33 Class A5, 5.9654% 2/15/51 (b)	799	806
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	268	268
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,783
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $77,537)		78,272

Municipal Securities - 0.4%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $11,188)	10,620	11,210

Foreign Government and Government Agency Obligations - 0.5%
Ontario Province 2.4% 2/8/22	$10,820	$10,851
Province of Quebec 2.375% 1/31/22	6,291	6,310
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,078)		17,161

Bank Notes - 2.1%
Capital One Bank U.S.A. NA 2.25% 2/13/19	6,545	6,575
Capital One NA 2.95% 7/23/21	3,430	3,471
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,543
3.1% 6/4/20	3,441	3,502
Fifth Third Bank 2.875% 10/1/21	3,440	3,487
KeyBank NA 2.35% 3/8/19	4,690	4,733
PNC Bank NA:
2.2% 1/28/19	3,285	3,314
2.45% 11/5/20	4,458	4,491
2.55% 12/9/21	6,260	6,264
RBS Citizens NA 2.5% 3/14/19	1,899	1,915
Regions Bank 7.5% 5/15/18	1,200	1,276
Regions Financial Corp. 2.25% 9/14/18	3,080	3,093
SunTrust Bank 2.75% 5/1/23	4,300	4,222
UBS AG Stamford Branch 1.8% 3/26/18	4,881	4,890
Union Bank NA 2.125% 6/16/17	4,300	4,312
Wachovia Bank NA 6% 11/15/17	5,655	5,833
TOTAL BANK NOTES
(Cost $64,393)		64,921
	Shares	Value (000s)

Fixed-Income Funds - 2.7%
Fidelity Specialized High Income Central Fund (d)
(Cost $83,459)	811,862	84,182

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.60% (e)
(Cost $24,603)	24,598,076	24,603
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $3,087,601)		3,126,389
NET OTHER ASSETS (LIABILITIES) - 0.5%		17,188
NET ASSETS - 100%		$3,143,577

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $286,261,000 or 9.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$70
Fidelity Specialized High Income Central Fund	2,234
Total	$2,304

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$81,194	$2,465	$--	$84,182	10.8%
Total	$81,194	$2,465	$--	$84,182

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,550,225	$--	$1,550,225	$--
U.S. Government and Government Agency Obligations	1,110,017	--	1,110,017	--
U.S. Government Agency - Mortgage Securities	28,127	--	28,127	--
Asset-Backed Securities	106,062	--	105,216	846
Collateralized Mortgage Obligations	51,609	--	51,471	138
Commercial Mortgage Securities	78,272	--	78,272	--
Municipal Securities	11,210	--	11,210	--
Foreign Government and Government Agency Obligations	17,161	--	17,161	--
Bank Notes	64,921	--	64,921	--
Fixed-Income Funds	84,182	84,182	--	--
Money Market Funds	24,603	24,603	--	--
Total Investments in Securities:	$3,126,389	$108,785	$3,016,620	$984

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.4%
United Kingdom	3.0%
Canada	2.9%
Japan	1.6%
Others (Individually Less Than 1%)	4.1%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,979,539)	$3,017,604
Fidelity Central Funds (cost $108,062)	108,785
Total Investments (cost $3,087,601)		$3,126,389
Receivable for investments sold		101,556
Receivable for fund shares sold		2,722
Interest receivable		17,639
Distributions receivable from Fidelity Central Funds		32
Other receivables		125
Total assets		3,248,463
Liabilities
Payable to custodian bank	$2
Payable for investments purchased	98,000
Payable for fund shares redeemed	5,355
Distributions payable	224
Accrued management fee	810
Other affiliated payables	371
Other payables and accrued expenses	124
Total liabilities		104,886
Net Assets		$3,143,577
Net Assets consist of:
Paid in capital		$3,128,125
Undistributed net investment income		9,891
Accumulated undistributed net realized gain (loss) on investments		(33,227)
Net unrealized appreciation (depreciation) on investments		38,788
Net Assets, for 289,969 shares outstanding		$3,143,577
Net Asset Value, offering price and redemption price per share ($3,143,577 ÷ 289,969 shares)		$10.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$43,631
Income from Fidelity Central Funds		2,304
Total income		45,935
Expenses
Management fee	$4,910
Transfer agent fees	1,587
Fund wide operations fee	635
Independent trustees' fees and expenses	7
Miscellaneous	6
Total expenses before reductions	7,145
Expense reductions	(1)	7,144
Net investment income (loss)		38,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,622)
Fidelity Central Funds	2
Capital gain distributions from Fidelity Central Funds	231
Total net realized gain (loss)		(6,389)
Change in net unrealized appreciation (depreciation) on: Investment securities	(63,660)
Total change in net unrealized appreciation (depreciation)		(63,660)
Net gain (loss)		(70,049)
Net increase (decrease) in net assets resulting from operations		$(31,258)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,791	$86,327
Net realized gain (loss)	(6,389)	9,981
Change in net unrealized appreciation (depreciation)	(63,660)	42,562
Net increase (decrease) in net assets resulting from operations	(31,258)	138,870
Distributions to shareholders from net investment income	(34,887)	(76,728)
Share transactions
Proceeds from sales of shares	406,411	617,461
Reinvestment of distributions	33,365	73,528
Cost of shares redeemed	(458,072)	(706,256)
Net increase (decrease) in net assets resulting from share transactions	(18,296)	(15,267)
Total increase (decrease) in net assets	(84,441)	46,875
Net Assets
Beginning of period	3,228,018	3,181,143
End of period	$3,143,577	$3,228,018
Other Information
Undistributed net investment income end of period	$9,891	$5,987
Shares
Sold	37,436	56,572
Issued in reinvestment of distributions	3,065	6,748
Redeemed	(42,158)	(64,760)
Net increase (decrease)	(1,657)	(1,440)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Bond Fund

	Six months ended (Unaudited)February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$10.85	$10.98	$10.79	$11.13	$10.89
Income from Investment Operations
Net investment income (loss)A	.133	.297	.276	.281	.269	.312
Net realized and unrealized gain (loss)	(.243)	.188	(.158)	.166	(.367)	.212
Total from investment operations	(.110)	.485	.118	.447	(.098)	.524
Distributions from net investment income	(.120)	(.265)	(.248)	(.251)	(.242)	(.284)
Tax return of capital	–	–	–	(.006)	–	–
Total distributions	(.120)	(.265)	(.248)	(.257)	(.242)	(.284)
Net asset value, end of period	$10.84	$11.07	$10.85	$10.98	$10.79	$11.13
Total ReturnB,C	(1.00)%	4.53%	1.08%	4.18%	(.91)%	4.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.46%F	2.73%	2.52%	2.58%	2.43%	2.85%
Supplemental Data
Net assets, end of period (in millions)	$3,144	$3,228	$3,181	$3,453	$3,495	$4,109
Portfolio turnover rateG	56%F	58%	53%	109%	118%	115%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$46,575
Gross unrealized depreciation	(13,009)
Net unrealized appreciation (depreciation) on securities	$33,566
Tax cost	$3,092,823

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2018	$(10,279)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $142,550 and $264,281, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Actual	.45%	$1,000.00	$990.00	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Short-Term Bond Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	27.3%
AAA	18.4%
AA	3.8%
A	19.1%
BBB	27.2%
BB and Below	1.7%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	1.8%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	25.9%
AAA	19.4%
AA	5.5%
A	18.6%
BBB	24.9%
BB and Below	2.0%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	3.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Corporate Bonds	49.0%
U.S. Government and U.S. Government Agency Obligations	27.3%
Asset-Backed Securities	15.0%
CMOs and Other Mortgage Related Securities	4.3%
Municipal Bonds	0.2%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 14.7%

 ** Futures and Swaps - 0.0%

As of August 31, 2016*,**
Corporate Bonds	46.5%
U.S. Government and U.S. Government Agency Obligations	25.9%
Asset-Backed Securities	14.9%
CMOs and Other Mortgage Related Securities	6.6%
Municipal Bonds	0.2%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 14.9%

 ** Futures and Swaps - 0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 2.4%
American Honda Finance Corp.:
1.5% 11/19/18	$9,394	$9,382
1.7% 2/22/19	6,267	6,267
2% 2/14/20	12,600	12,618
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	13,451	13,457
1.5% 7/5/19 (a)	10,750	10,619
1.65% 3/2/18 (a)	7,774	7,774
1.65% 5/18/18 (a)	11,600	11,583
2.3% 1/6/20 (a)	12,000	12,030
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	10,110
2.4% 4/10/18	13,827	13,916
2.4% 5/9/19	5,000	5,034
3.15% 1/15/20	2,000	2,038
4.2% 3/1/21	6,000	6,288
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	12,558	12,551
1.65% 5/22/18 (a)	6,300	6,281
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	7,444	7,436
2.375% 3/22/17 (a)	5,868	5,871
		153,255
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,564	2,582
Media - 1.7%
21st Century Fox America, Inc. 4.5% 2/15/21	20,000	21,426
CBS Corp. 2.3% 8/15/19	5,200	5,216
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	21,210	21,804
Comcast Corp. 6.3% 11/15/17	12,000	12,425
COX Communications, Inc. 6.25% 6/1/18 (a)	1,810	1,901
Time Warner Cable, Inc. 5.85% 5/1/17	17,093	17,218
Time Warner, Inc.:
4.75% 3/29/21	5,980	6,419
6.875% 6/15/18	9,300	9,918
Viacom, Inc. 2.2% 4/1/19	7,774	7,765
		104,092

TOTAL CONSUMER DISCRETIONARY		259,929

CONSUMER STAPLES - 3.3%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	26,630	26,710
2.65% 2/1/21	22,878	23,120
		49,830
Food & Staples Retailing - 0.5%
CVS Health Corp.:
1.9% 7/20/18	16,613	16,687
2.25% 12/5/18	5,000	5,048
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,551	1,555
1.75% 5/30/18	9,262	9,279
		32,569
Food Products - 0.2%
The J.M. Smucker Co. 1.75% 3/15/18	4,056	4,066
Tyson Foods, Inc. 2.65% 8/15/19	6,460	6,541
		10,607
Tobacco - 1.8%
BAT International Finance PLC:
1.4734% 6/15/18 (a)(b)	10,000	10,010
1.85% 6/15/18 (a)	30,000	30,005
2.75% 6/15/20 (a)	12,080	12,163
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	7,701	7,720
2.05% 7/20/18 (a)	25,710	25,739
Philip Morris International, Inc.:
1.375% 2/25/19	15,998	15,895
1.875% 1/15/19	3,400	3,417
Reynolds American, Inc.:
2.3% 6/12/18	2,688	2,706
3.25% 6/12/20	7,781	7,972
		115,627

TOTAL CONSUMER STAPLES		208,633

ENERGY - 3.6%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.25% 3/16/18	449	452
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,393
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	17,909
		30,754
Oil, Gas & Consumable Fuels - 3.1%
BP Capital Markets PLC:
1.375% 5/10/18	7,160	7,146
1.674% 2/13/18	8,500	8,517
1.676% 5/3/19	3,128	3,115
1.846% 5/5/17	6,953	6,961
2.315% 2/13/20	10,676	10,739
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,475	2,476
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,141
ConocoPhillips Co.:
1.5% 5/15/18	15,988	15,954
2.2% 5/15/20	2,000	2,004
DCP Midstream Operating LP 2.7% 4/1/19	544	540
Enbridge, Inc. 1.3842% 6/2/17 (b)	11,191	11,195
Energy Transfer Partners LP 2.5% 6/15/18	3,456	3,481
Enterprise Products Operating LP:
1.65% 5/7/18	14,703	14,672
2.55% 10/15/19	1,251	1,266
Exxon Mobil Corp. 1.708% 3/1/19	17,000	17,033
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	579
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,904
3.05% 12/1/19	9,592	9,760
Marathon Petroleum Corp. 2.7% 12/14/18	9,578	9,704
Petro-Canada 6.05% 5/15/18	7,774	8,166
Petroleos Mexicanos:
3.125% 1/23/19	1,067	1,078
5.5% 2/4/19	6,500	6,833
Phillips 66 Co. 2.95% 5/1/17	3,315	3,324
Shell International Finance BV 2.125% 5/11/20	9,067	9,092
TransCanada PipeLines Ltd.:
1.625% 11/9/17	11,249	11,256
1.875% 1/12/18	12,481	12,504
3.125% 1/15/19	5,527	5,633
		193,073

TOTAL ENERGY		223,827

FINANCIALS - 23.6%
Banks - 14.1%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	15,230	15,258
Bank of America Corp.:
2% 1/11/18	13,609	13,672
2.6% 1/15/19	20,519	20,773
2.625% 10/19/20	5,000	5,034
2.65% 4/1/19	8,000	8,105
Bank of Montreal 1.4% 4/10/18	6,800	6,792
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	11,579	11,570
1.7% 3/5/18 (a)	19,024	19,027
Barclays PLC:
2% 3/16/18	6,150	6,150
2.75% 11/8/19	14,000	14,109
3.25% 1/12/21	6,858	6,925
BNP Paribas 2.375% 9/14/17	15,444	15,530
BNP Paribas SA 2.7% 8/20/18	12,311	12,474
BPCE SA 2.5% 12/10/18	18,000	18,140
Capital One NA:
2.35% 8/17/18	10,500	10,570
2.35% 1/31/20	15,650	15,679
Citigroup, Inc.:
1.7% 4/27/18	17,280	17,275
2.05% 6/7/19	31,921	31,931
2.15% 7/30/18	5,750	5,777
2.45% 1/10/20	10,150	10,196
2.5% 9/26/18	12,200	12,319
2.5% 7/29/19	8,367	8,447
Citizens Bank NA:
2.25% 3/2/20	12,000	11,993
2.45% 12/4/19	1,240	1,250
2.55% 5/13/21	10,093	10,067
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,517
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,307
Credit Suisse New York Branch:
1.375% 5/26/17	20,519	20,536
1.5423% 5/26/17 (b)	8,595	8,604
1.75% 1/29/18	15,547	15,570
Discover Bank:
2% 2/21/18	20,473	20,533
2.6% 11/13/18	7,250	7,329
Fifth Third Bancorp 4.5% 6/1/18	5,894	6,090
Fifth Third Bank 2.15% 8/20/18	7,388	7,442
HSBC Bank PLC 1.5% 5/15/18 (a)	7,320	7,297
HSBC Holdings PLC 2.95% 5/25/21	12,415	12,498
HSBC U.S.A., Inc.:
1.7% 3/5/18	7,947	7,957
2.625% 9/24/18	6,383	6,446
Huntington National Bank 2% 6/30/18	12,100	12,122
ING Bank NV:
1.6879% 10/1/19 (a)(b)	5,200	5,212
1.8% 3/16/18 (a)	16,562	16,573
Intesa Sanpaolo SpA 3.875% 1/16/18	7,000	7,099
JPMorgan Chase & Co.:
1.7% 3/1/18	20,725	20,768
2.2% 10/22/19	3,329	3,347
2.25% 1/23/20	4,447	4,468
2.35% 1/28/19	11,485	11,609
KeyBank NA 1.7% 6/1/18	9,131	9,153
La Caisse Centrale 1.75% 1/29/18 (a)	8,185	8,198
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	12,290	12,406
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	9,172	9,176
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	20,676	20,680
1.6371% 3/26/18 (a)(b)	8,050	8,072
MUFG Americas Holdings Corp. 1.625% 2/9/18	1,790	1,792
Nordea Bank AB 1.875% 9/17/18 (a)	11,200	11,203
PNC Bank NA:
1.5% 2/23/18	8,053	8,055
1.8% 11/5/18	11,500	11,521
Regions Financial Corp. 3.2% 2/8/21	6,820	6,949
Royal Bank of Canada:
1.5% 6/7/18	12,000	11,995
1.5% 7/29/19	12,690	12,574
2.125% 3/2/20	15,000	14,989
2.2% 7/27/18	7,079	7,135
Royal Bank of Scotland Group PLC 1.9382% 3/31/17 (b)	31,778	31,767
Sumitomo Mitsui Banking Corp.:
1.75% 1/16/18	17,645	17,664
1.8% 7/18/17	10,796	10,816
2.05% 1/18/19	16,150	16,166
SunTrust Bank 2.25% 1/31/20	15,000	15,066
The Toronto-Dominion Bank:
1.45% 9/6/18	10,000	9,987
1.45% 8/13/19	14,925	14,761
2.25% 11/5/19	13,700	13,820
Wells Fargo & Co.:
1.5% 1/16/18	30,480	30,484
2.6% 7/22/20	10,000	10,119
Westpac Banking Corp.:
1.6% 8/19/19	12,000	11,883
2.15% 3/6/20	12,400	12,388
		889,206
Capital Markets - 3.4%
Deutsche Bank AG London Branch:
1.875% 2/13/18	8,123	8,122
2.5% 2/13/19	1,000	1,000
2.85% 5/10/19	16,350	16,434
Goldman Sachs Group, Inc.:
1.748% 9/15/17	22,837	22,889
1.7565% 12/13/19 (b)	15,000	15,092
2% 4/25/19	9,100	9,084
2.375% 1/22/18	13,689	13,791
2.55% 10/23/19	15,830	15,995
2.625% 1/31/19	20,185	20,432
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,297	4,357
2.75% 12/1/20	7,267	7,392
Moody's Corp.:
2.75% 7/15/19	8,543	8,660
2.75% 12/15/21	1,564	1,559
Morgan Stanley:
1.875% 1/5/18	14,774	14,822
2.375% 7/23/19	5,730	5,769
2.5% 1/24/19	15,000	15,140
2.65% 1/27/20	12,000	12,133
S&P Global, Inc. 2.5% 8/15/18	3,751	3,783
UBS AG Stamford Branch:
1.375% 6/1/17	2,270	2,271
1.375% 8/14/17	12,423	12,428
2.375% 8/14/19	2,280	2,295
		213,448
Consumer Finance - 3.5%
American Express Credit Corp.:
1.875% 11/5/18	7,800	7,827
2.2% 3/3/20	10,275	10,264
2.25% 5/5/21	9,000	8,932
2.6% 9/14/20	16,520	16,700
Capital One Financial Corp. 2.45% 4/24/19	6,180	6,232
Caterpillar Financial Services Corp. 2.1% 1/10/20	8,625	8,657
Discover Financial Services 6.45% 6/12/17	19,178	19,427
Ford Motor Credit Co. LLC:
1.684% 9/8/17	12,224	12,241
1.897% 8/12/19	10,000	9,906
2.145% 1/9/18	8,595	8,629
2.24% 6/15/18	7,891	7,926
2.597% 11/4/19	10,000	10,105
2.681% 1/9/20	9,933	10,034
3% 6/12/17	21,729	21,829
Hyundai Capital America:
2% 3/19/18 (a)	7,774	7,783
2% 7/1/19 (a)	9,125	9,046
2.125% 10/2/17 (a)	9,137	9,160
2.875% 8/9/18 (a)	583	589
Synchrony Financial:
1.875% 8/15/17	10,823	10,832
2.6% 1/15/19	20,271	20,437
Toyota Motor Credit Corp. 1.55% 10/18/19	5,644	5,608
		222,164
Diversified Financial Services - 0.2%
Berkshire Hathaway Finance Corp. 1.7% 3/15/19	5,406	5,426
ING Bank NV 1.65% 8/15/19 (a)	5,200	5,132
		10,558
Insurance - 2.4%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,130
AFLAC, Inc. 2.4% 3/16/20	13,291	13,452
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	8,014
American International Group, Inc.:
2.3% 7/16/19	25,278	25,413
5.85% 1/16/18	7,518	7,791
Aon Corp. 5% 9/30/20	5,671	6,140
Assurant, Inc. 2.5% 3/15/18	7,873	7,939
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	7,356	7,449
MetLife, Inc. 1.756% 12/15/17 (b)	2,988	2,993
Metropolitan Life Global Funding I 1.5% 1/10/18 (a)	15,958	15,973
New York Life Global Funding 1.55% 11/2/18 (a)	12,260	12,225
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,765
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,669
Prudential Financial, Inc. 2.3% 8/15/18	6,074	6,119
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	16,742	17,058
		152,130

TOTAL FINANCIALS		1,487,506

HEALTH CARE - 4.7%
Biotechnology - 0.6%
AbbVie, Inc.:
1.8% 5/14/18	15,781	15,816
2.5% 5/14/20	7,370	7,407
Amgen, Inc. 2.2% 5/22/19	8,204	8,278
Celgene Corp. 2.125% 8/15/18	5,502	5,530
		37,031
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories 2.35% 11/22/19	15,000	15,078
Becton, Dickinson & Co. 1.8% 12/15/17	6,317	6,331
Medtronic, Inc. 1.5% 3/15/18	9,841	9,856
Zimmer Biomet Holdings, Inc. 2% 4/1/18	13,880	13,923
		45,188
Health Care Providers & Services - 0.8%
Aetna, Inc. 1.9% 6/7/19	12,215	12,309
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,771
Express Scripts Holding Co. 1.25% 6/2/17	15,770	15,768
UnitedHealth Group, Inc.:
1.7% 2/15/19	4,193	4,198
1.9% 7/16/18	10,738	10,808
WellPoint, Inc. 1.875% 1/15/18	3,692	3,702
		48,556
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	3,048	3,066
Pharmaceuticals - 2.6%
Actavis Funding SCS:
2.0331% 3/12/18 (b)	15,958	16,062
2.35% 3/12/18	10,367	10,441
3% 3/12/20	8,931	9,093
Allergan PLC 1.875% 10/1/17	2,042	2,047
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	13,200	13,197
Mylan N.V. 2.5% 6/7/19	17,230	17,234
Perrigo Co. PLC:
2.3% 11/8/18	17,272	17,300
3.5% 3/15/21	5,024	5,101
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	20,000	19,838
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	25,000	24,833
1.7% 7/19/19	14,682	14,489
Zoetis, Inc.:
1.875% 2/1/18	13,114	13,146
3.45% 11/13/20	1,708	1,759
		164,540

TOTAL HEALTH CARE		298,381

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 1.85% 11/23/18	17,352	17,413
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	5	5
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19 (a)	2,790	2,780
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,778
Machinery - 0.2%
John Deere Capital Corp.:
1.6% 7/13/18	2,138	2,141
1.65% 10/15/18	7,802	7,810
		9,951
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,138	3,148
2.625% 9/4/18	5,039	5,088
		8,236

TOTAL INDUSTRIALS		44,163

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	11,600	11,647
Electronic Equipment & Components - 0.8%
Amphenol Corp. 1.55% 9/15/17	10,803	10,808
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	14,097
Tyco Electronics Group SA:
2.375% 12/17/18	1,388	1,400
6.55% 10/1/17	25,736	26,480
		52,785
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	9,469	9,555
3.65% 8/22/18	3,751	3,840
		13,395
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.:
2.7387% 10/5/17 (b)	13,030	13,127
2.85% 10/5/18	16,730	16,949
		30,076

TOTAL INFORMATION TECHNOLOGY		107,903

MATERIALS - 0.7%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	17,050	17,060
Ecolab, Inc.:
1.45% 12/8/17	3,704	3,701
1.55% 1/12/18	12,134	12,147
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,971
		38,879
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,998	3,988

TOTAL MATERIALS		42,867

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Boston Properties, Inc. 3.7% 11/15/18	9,650	9,926
ERP Operating LP 2.375% 7/1/19	7,103	7,163
Health Care REIT, Inc.:
2.25% 3/15/18	2,747	2,760
4.7% 9/15/17	6,357	6,463
Select Income REIT 2.85% 2/1/18	5,193	5,233
		31,545
Real Estate Management & Development - 0.4%
Essex Portfolio LP 5.5% 3/15/17	5,190	5,197
Mack-Cali Realty LP 2.5% 12/15/17	4,847	4,854
Ventas Realty LP 1.25% 4/17/17	3,068	3,068
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,341	4,354
Washington Prime Group LP 3.85% 4/1/20	9,340	9,343
		26,816

TOTAL REAL ESTATE		58,361

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	9,866	9,884
AT&T, Inc.:
1.4% 12/1/17	6,884	6,880
2.3% 3/11/19	7,280	7,320
2.45% 6/30/20	6,309	6,318
BellSouth Corp. 4.4% 4/26/17 (a)(b)	22,000	22,119
British Telecommunications PLC 2.35% 2/14/19	11,567	11,645
CenturyLink, Inc. 5.15% 6/15/17	8,649	8,715
Verizon Communications, Inc.:
1.375% 8/15/19	30,100	29,679
4.5% 9/15/20	12,500	13,332
		115,892
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 1.5% 2/19/18	6,383	6,376

TOTAL TELECOMMUNICATION SERVICES		122,268

UTILITIES - 3.8%
Electric Utilities - 1.8%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,639	2,647
Duke Energy Corp.:
1.625% 8/15/17	3,931	3,934
1.8% 9/1/21	3,796	3,672
2.1% 6/15/18	13,883	13,950
Eversource Energy 1.45% 5/1/18	1,897	1,891
Exelon Corp. 2.85% 6/15/20	6,843	6,938
FirstEnergy Corp. 2.75% 3/15/18	21,485	21,673
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	11,554	11,563
1.649% 9/1/18	2,594	2,590
Pacific Gas & Electric Co. 5.625% 11/30/17	11,071	11,414
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,643
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,013
Southern Co. 1.85% 7/1/19	16,250	16,189
TECO Finance, Inc. 1.6101% 4/10/18 (b)	13,000	13,007
		115,124
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	1,698	1,695
2.7% 6/15/21	1,671	1,662
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,000	7,256
Southern Power Co.:
1.5% 6/1/18	9,011	8,992
1.85% 12/1/17	2,439	2,444
		22,049
Multi-Utilities - 1.7%
Berkshire Hathaway Energy Co. 2% 11/15/18	7,527	7,549
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,283
Dominion Resources, Inc.:
1.4% 9/15/17	4,458	4,452
1.6% 8/15/19	4,062	4,011
1.875% 1/15/19	15,000	14,999
1.9% 6/15/18	9,703	9,698
2.5% 12/1/19	10,591	10,704
3.2982% 9/30/66 (b)	6,389	5,213
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	6,002
Sempra Energy:
1.625% 10/7/19	10,647	10,543
2.3% 4/1/17	17,962	17,978
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,455
		104,887

TOTAL UTILITIES		242,060

TOTAL NONCONVERTIBLE BONDS
(Cost $3,092,341)		3,095,898

U.S. Government and Government Agency Obligations - 24.0%
U.S. Government Agency Obligations - 1.7%
Fannie Mae:
0.875% 8/2/19	$30,311	$29,918
1% 2/26/19	75,198	74,740
1.125% 12/14/18	158	158
1.875% 9/18/18	114	115

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		104,931

U.S. Treasury Obligations - 22.3%
U.S. Treasury Notes:
0.75% 7/15/19	395,306	389,840
1.375% 2/15/20	216,999	216,287
1.375% 3/31/20	807,000	803,185

TOTAL U.S. TREASURY OBLIGATIONS		1,409,312

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,524,045)		1,514,243

U.S. Government Agency - Mortgage Securities - 1.7%
Fannie Mae - 1.2%
2.458% 2/1/44 (b)	675	694
2.459% 4/1/44 (b)	927	950
2.511% 2/1/44 (b)	548	563
2.54% 6/1/42 (b)	626	650
2.556% 5/1/44 (b)	1,033	1,062
2.576% 1/1/44 (b)	973	1,000
2.63% 4/1/44 (b)	2,352	2,422
2.646% 5/1/44 (b)	1,786	1,845
2.691% 2/1/40 (b)	504	536
2.699% 2/1/42 (b)	3,268	3,386
2.732% 2/1/40 (b)	1,602	1,695
2.772% 5/1/35 (b)	896	945
2.772% 1/1/42 (b)	2,484	2,574
2.81% 12/1/33 (b)	469	495
2.812% 7/1/35 (b)	1,330	1,404
2.876% 2/1/35 (b)	920	967
2.906% 10/1/35 (b)	3,011	3,187
2.907% 12/1/34 (b)	408	432
2.94% 11/1/34 (b)	3,004	3,199
2.943% 9/1/41 (b)	360	373
2.956% 11/1/36 (b)	1,014	1,051
2.96% 11/1/34 (b)	482	506
2.961% 3/1/40 (b)	833	884
2.973% 11/1/40 (b)	280	296
2.975% 10/1/41 (b)	204	215
3.031% 1/1/40 (b)	1,098	1,161
3.05% 8/1/41 (b)	205	216
3.05% 8/1/41 (b)	184	196
3.05% 9/1/41 (b)	1,833	1,906
3.085% 1/1/40 (b)	1,161	1,206
3.124% 4/1/35 (b)	1,183	1,242
3.187% 3/1/40 (b)	746	790
3.241% 7/1/41 (b)	553	581
3.3% 10/1/41 (b)	877	913
3.364% 10/1/41 (b)	324	337
3.435% 12/1/39 (b)	224	238
3.5% 1/1/26 to 9/1/29	21,272	22,310
3.55% 7/1/41 (b)	742	774
4.5% 6/1/19 to 7/1/20	77	79
5.5% 10/1/17 to 11/1/34	11,169	12,402
6.5% 5/1/17 to 8/1/17	7	7
7% 4/1/17 to 11/1/18	1	1
7.5% 11/1/31	1	2

TOTAL FANNIE MAE		75,692

Freddie Mac - 0.5%
2.916% 4/1/40 (b)	675	714
2.998% 2/1/40 (b)	720	765
3.028% 11/1/35 (b)	445	459
3.03% 4/1/40 (b)	651	691
3.071% 8/1/36 (b)	379	398
3.099% 10/1/42 (b)	2,052	2,169
3.13% 8/1/41 (b)	1,037	1,078
3.13% 9/1/41 (b)	643	681
3.198% 9/1/41 (b)	429	450
3.231% 4/1/41 (b)	344	356
3.282% 6/1/41 (b)	449	473
3.392% 5/1/41 (b)	358	381
3.5% 8/1/26	11,195	11,727
3.626% 5/1/41 (b)	505	531
3.665% 6/1/41 (b)	489	515
4% 6/1/24 to 4/1/26	5,092	5,412
4.5% 8/1/18 to 11/1/18	1,406	1,437
5% 4/1/20	555	570
8.5% 5/1/26 to 7/1/28	105	124

TOTAL FREDDIE MAC		28,931

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	720	838
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $104,340)		105,461

Asset-Backed Securities - 15.0%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$845	$858
Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	380	365
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (b)	39	38
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.88% 6/15/21	9,320	9,318
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	4,069	4,076
Series 2012-5 Class A, 1.54% 9/15/19	23,369	23,392
Series 2014-3 Class A, 1.33% 3/15/19	29,197	29,199
Series 2014-4 Class A2, 1.43% 6/17/19	12,365	12,372
Series 2014-5 Class A2, 1.6% 10/15/19	22,911	22,935
Series 2015-3 Class A, 1.63% 5/15/20	12,160	12,162
American Express Credit Account Master Trust:
Series 2014-4 Class A, 1.43% 6/15/20	5,022	5,027
Series 2017-1 Class A, 1.93% 9/15/22	17,281	17,322
AmeriCredit Automobile Receivables Trust:
Series 2014-1 Class A3, 0.9% 2/8/19	79	79
Series 2014-2 Class A3, 0.94% 2/8/19	2,219	2,218
Series 2014-4 Class A3, 1.27% 7/8/19	1,604	1,604
Series 2015-2 Class A3, 1.27% 1/8/20	7,887	7,883
Series 2016-1 Class A3, 2.14% 10/8/20	6,338	6,350
Series 2016-2 Class A2A, 1.42% 10/8/19	5,395	5,396
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.6033% 4/25/34 (b)	53	45
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	330	314
Series 2004-W7 Class M1, 1.6033% 5/25/34 (b)	131	127
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (b)	656	229
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 1.1411% 3/25/36 (b)	4	0
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	15,889	15,879
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.41% 11/25/20	8,930	8,839
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	1,993	1,993
Series 2015-2 Class A2, 1.39% 9/20/18	4,874	4,876
Series 2016-1 Class A3, 1.73% 4/20/20	7,385	7,382
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	15,293	15,312
Series 2015-A1 Class A, 1.39% 1/15/21	17,120	17,121
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500	1,501
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,612
Series 2016-A4 Class A4, 1.4% 6/15/22	13,463	13,325
Carmax Auto Owner Trust Series 2015-3 Class A3, 1.63% 5/15/20	5,761	5,767
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	11,221	11,128
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (b)	1,073	802
Chase Issuance Trust:
Series 2014-A7 Class A, 1.38% 11/15/19	15,127	15,136
Series 2015-A2, Class A, 1.59% 2/18/20	9,668	9,688
Series 2015-A7 Class A7, 1.62% 7/15/20	10,463	10,483
Series 2016-A2 Class A, 1.37% 6/15/21	16,440	16,319
Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,662
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	7,570	7,568
Series 2016-BA Class A2, 1.6% 1/15/20 (a)	10,546	10,540
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	6,130	6,132
Citibank Credit Card Issuance Trust:
Series 2014-A8 Class A8, 1.73% 4/9/20	15,490	15,543
Series 2017-A2 Class A2, 1.1933% 1/19/21	15,722	15,749
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0283% 3/25/32 (b)	7	7
Series 2004-2 Class 3A4, 1.2783% 7/25/34 (b)	261	232
Series 2004-3 Class M4, 2.2333% 4/25/34 (b)	33	31
Series 2004-4 Class M2, 1.5733% 6/25/34 (b)	48	46
Dell Equipment Finance Trust:
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	3,727	3,727
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	1,868	1,868
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,259
Series 2014-A5 Class A, 1.39% 4/15/20	12,080	12,086
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	21,963
Series 2016-A1 Class A1, 1.64% 7/15/21	11,630	11,625
Series 2016-A4 Class A4, 1.39% 3/15/22	13,612	13,478
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	4,834	4,831
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	5,138	5,133
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	6,817	6,804
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	6,216	6,218
Fannie Mae Series 2004-T5:
Class AB1, 1.2142% 5/28/35 (b)	537	490
Class AB3, 1.5005% 5/28/35 (b)	245	217
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (b)	192	183
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	8,217	8,278
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,235
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,801
Series 2015-C Class A3, 1.41% 2/15/20	8,892	8,889
Series 2016-B Class A3, 1.33% 10/15/20	9,231	9,189
Series 2017-A Class A3, 1.91% 6/15/21	11,089	11,084
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,687
Series 2015-4 Class A1, 1.77% 8/15/20	9,880	9,898
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,666
Series 2016-3 Class A1, 1.55% 7/15/21	8,000	7,940
Fremont Home Loan Trust:
Series 2004-D Class M5, 2.2711% 11/25/34 (b)	45	1
Series 2005-A:
Class M3, 1.5061% 1/25/35 (b)	565	524
Class M4, 1.7911% 1/25/35 (b)	207	108
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (a)(b)	863	727
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (a)(b)	56	53
Class B, 1.05% 11/15/34 (a)(b)	20	19
Class C, 1.15% 11/15/34 (a)(b)	34	31
Class D, 1.52% 11/15/34 (a)(b)	13	12
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	1,553	1,553
Series 2015-1 Class A3, 1.53% 9/20/18	9,760	9,770
Series 2015-2 Class A3, 1.68% 12/20/18	8,968	8,983
Series 2016-2 Class A2A, 1.28% 10/22/18	9,218	9,208
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	16,253	16,256
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	9,992
Series 2017-1 Class A1, 2.25% 1/18/22 (a)	9,903	9,892
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (b)	39	37
Series 2003-5 Class A2, 1.4711% 12/25/33 (b)	179	171
Series 2004-1 Class M2, 2.4711% 6/25/34 (b)	158	147
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	5,488	5,475
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	756	545
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	6,238	6,228
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	12,772	12,780
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	8,760	8,753
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,845
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (b)	359	186
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.9283% 7/25/36 (b)	5,155	2,603
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (b)	211	4
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	6,300	6,302
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	12,958	12,852
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (b)	16	14
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (b)	24	23
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (b)	1	1
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (b)	471	456
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	369	336
Series 2004-NC8 Class M6, 2.6533% 9/25/34 (b)	35	33
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (b)	103	96
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (b)	84	3
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (a)	3,865	3,866
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	11,273	11,251
Navient Student Loan Trust Series 2016-6A Class A1, 1.2583% 3/25/66 (a)(b)	12,145	12,163
Nissan Auto Receivables Owner Trust:
Series 2016-A Class A3, 1.34% 10/15/20	6,747	6,719
Series 2016-B Class A3, 1.32% 1/15/21	7,401	7,356
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,921
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	12,071	12,071
Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,064
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.6404% 10/30/45 (b)	1,427	1,354
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (b)	2,840	2,745
Class M4, 2.9461% 9/25/34 (b)	1,212	773
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (b)	845	800
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (b)	3	3
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	1,957	1,958
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (b)	331	317
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.76% 3/25/20 (a)	7,254	7,218
Series 2017-1A Class A3, 1.81% 8/25/20 (a)	10,965	10,945
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.9134% 6/15/33 (b)	1,165	1,158
Series 2004-B:
Class A2, 1.1634% 6/15/21 (b)	222	222
Class C, 1.8334% 9/15/33 (b)	1,771	1,746
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (b)	28	26
Synchrony Credit Card Master Note Trust:
Series 2015-2 Class A, 1.6% 4/15/21	434	434
Series 2015-3 class A, 1.74% 9/15/21	11,000	11,012
Series 2016-1 Class A, 2.04% 3/15/22	9,550	9,592
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	8,843	8,836
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (b)	340	320
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.51% 4/15/20	5,865	5,844
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	7,607	7,550
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (a)(b)	261	127
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,761
Series 2016-2A Class A, 1.68% 5/20/21 (a)	13,878	13,806
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	3,096	3,095
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	85	85
Series 2014-1 Class A3, 0.91% 10/22/18	2,533	2,529
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	7,794	7,788
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	8,977	8,980
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	1,299	1,301
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	9,090	9,099
TOTAL ASSET-BACKED SECURITIES
(Cost $952,537)		949,385

Collateralized Mortgage Obligations - 1.8%
Private Sponsor - 0.3%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 1.0178% 4/26/36 (a)(b)	527	525
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0732% 5/27/35 (a)(b)	2,758	2,834
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	266	253
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1.9417% 6/10/19 (a)(b)	16,950	16,947
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	1,567	1,568
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (a)(b)	97	70
Class B6, 3.6133% 6/10/35 (a)(b)	14	8
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	12	12

TOTAL PRIVATE SPONSOR		22,217

U.S. Government Agency - 1.5%
Fannie Mae:
floater Series 2015-27 Class KF, 1.0783% 5/25/45 (b)	19,174	19,113
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	2,729	2,829
planned amortization class Series 2012-94 Class E, 3% 6/25/22	1,143	1,162
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	408	457
Series 2009-31 Class A, 4% 2/25/24	145	146
Series 2016-27:
Class HK, 3% 1/25/41	16,566	16,939
Class KG, 3% 1/25/40	8,595	8,785
Series 2016-42 Class FL, 1.1283% 7/25/46 (b)	19,592	19,616
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	1,996	2,048
Series 3949 Class MK, 4.5% 10/15/34	1,863	1,972
Series 4221-CLS Class GA, 1.4% 7/15/23	8,357	8,236
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (c)	10,366	10,474

TOTAL U.S. GOVERNMENT AGENCY		91,777

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $114,651)		113,994

Commercial Mortgage Securities - 4.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (b)(d)	455	6
Banc of America Commercial Mortgage Trust sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	7,197	7,195
Series 2007-5 Class A1A, 5.361% 2/10/51	16,848	17,122
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	6,574	6,537
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.92% 5/15/32 (a)(b)	7,555	7,555
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (a)(b)	19	18
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (a)(b)	1,533	1,338
Class B1, 2.1783% 1/25/36 (a)(b)	62	49
Class M1, 1.2283% 1/25/36 (a)(b)	488	410
Class M2, 1.2483% 1/25/36 (a)(b)	173	141
Class M3, 1.2783% 1/25/36 (a)(b)	217	177
Class M4, 1.3883% 1/25/36 (a)(b)	118	99
Class M5, 1.4283% 1/25/36 (a)(b)	118	89
Class M6, 1.4783% 1/25/36 (a)(b)	120	91
Series 2006-3A Class M4, 1.2083% 10/25/36 (a)(b)	21	18
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	873	758
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	179	155
Class A2, 1.0761% 7/25/37 (a)(b)	168	144
Class M1, 1.1261% 7/25/37 (a)(b)	81	63
Class M2, 1.1661% 7/25/37 (a)(b)	45	35
Class M3, 1.2461% 7/25/37 (a)(b)	35	25
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	225	190
Class M1, 1.0661% 7/25/37 (a)(b)	170	134
Class M2, 1.0961% 7/25/37 (a)(b)	181	138
Class M3, 1.1261% 7/25/37 (a)(b)	294	219
Class M4, 1.2561% 7/25/37 (a)(b)	462	310
Class M5, 1.3561% 7/25/37 (a)(b)	219	114
Series 2007-4A:
Class A2, 1.3283% 9/25/37 (a)(b)	2,313	1,656
Class M1, 1.7283% 9/25/37 (a)(b)	104	26
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)	14,993	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	5,125	5,204
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (a)(b)	126	126
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	4,758	4,822
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.167% 12/15/27 (a)(b)	10,054	10,076
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.7141% 12/10/49 (b)	10,750	10,789
Series 2013-GC11 Class A1, 0.754% 4/10/46	832	831
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	122	122
COMM Mortgage Trust Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530	1,559
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.096% 12/10/49 (b)	17,790	18,098
Credit Suisse Mortgage Trust Series 2007-4 Class A4, 5.9389% 9/15/39 (b)	7,868	7,931
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.4928% 11/15/49	4,915	4,876
CSMC Series 2015-TOWN:
Class B, 2.6672% 3/15/28 (a)(b)	1,592	1,590
Class C, 3.0172% 3/15/28 (a)(b)	1,552	1,551
Class D, 3.9672% 3/15/28 (a)(b)	4,427	4,427
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	3,559	3,565
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 2.004% 12/15/34 (a)(b)	3,729	3,743
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	406	406
Series 2007-C1 Class A1A, 5.483% 12/10/49	6,136	6,138
GS Mortgage Securities Trust floater:
Series 2014-GSFL Class A, 1.7672% 7/15/31 (a)(b)	1,422	1,411
Series 2016-ICE2 Class A, 2.6972% 2/15/33 (a)(b)	9,337	9,422
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.018% 11/15/29 (a)(b)	5,390	5,405
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	7,490	7,674
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.67% 4/15/27 (a)(b)	10,097	9,981
Series 2014-FL5 Class A, 1.7472% 7/15/31 (a)(b)	5,274	5,285
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (b)	6,565	6,572
Series 2007-LDPX Class A3, 5.42% 1/15/49	360	360
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	5,293	5,420
Series 2013-C10, Class A1, 0.7302% 12/15/47	406	406
Series 2007-CB19 Class A1A, 5.7342% 2/12/49 (b)	5,540	5,556
Series 2013-C13 Class A1, 1.3029% 1/15/46	195	195
Series 2016-WP Class TA, 2.2172% 10/15/33 (a)(b)	4,543	4,586
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	4,579	4,662
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.5672% 9/15/28 (a)(b)	5,157	5,182
Morgan Stanley BAML Trust:
sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	8,403	8,414
Series 2016-C32 Class A1, 1.968% 12/15/49	4,718	4,704
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (a)(b)	286	287
Series 2007-IQ14 Class A4, 5.692% 4/15/49	3,646	3,643
Series 2007-T27 Class A1A, 5.6411% 6/11/42 (b)	6,178	6,219
SCG Trust Series 2013-SRP1 Class A, 2.3539% 11/15/26 (a)(b)	7,192	7,190
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	1,187	1,182
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C32 Class A3, 5.7165% 6/15/49 (b)	1,474	1,478
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	752	750
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 2.1172% 6/15/29 (a)(b)	7,734	7,761
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	6,287	6,294
Series 2016-LC25 Class A1, 1.795% 12/15/59	4,311	4,291
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.847% 12/15/49	3,447	3,446
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C12 Class ASB, 2.838% 3/15/48	1,360	1,384
Series 2013-C13 Class A1, 0.778% 5/15/45	784	781
Series 2013-C14 Class A1, 0.836% 6/15/46	262	262
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $268,139)		260,869

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $12,056)	11,500	12,139

Foreign Government and Government Agency Obligations - 0.2%
Ontario Province 1.25% 6/17/19 (Cost $8,898)	$9,000	$8,900

Bank Notes - 2.2%
Bank of America NA 1.75% 6/5/18	11,500	11,535
Capital One NA:
1.5% 9/5/17	$8,022	$8,028
1.65% 2/5/18	11,661	11,668
Citizens Bank NA 2.3% 12/3/18	10,896	10,955
Discover Bank 3.1% 6/4/20	5,758	5,860
Fifth Third Bank 2.375% 4/25/19	7,425	7,505
KeyBank NA:
1.65% 2/1/18	4,758	4,768
2.25% 3/16/20	3,604	3,613
2.35% 3/8/19	6,000	6,055
2.5% 12/15/19	4,770	4,824
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080	1,091
PNC Bank NA:
1.45% 7/29/19	12,033	11,941
1.95% 3/4/19	11,500	11,530
RBS Citizens NA 2.5% 3/14/19	3,813	3,845
Regions Bank 7.5% 5/15/18	994	1,057
Regions Financial Corp. 2.25% 9/14/18	17,720	17,793
UBS AG Stamford Branch 1.8% 3/26/18	8,967	8,984
Wells Fargo Bank NA 1.65% 1/22/18	7,500	7,511
TOTAL BANK NOTES
(Cost $138,207)		138,563

Commercial Paper - 0.3%
Vodafone Group PLC yankee:
1.6% 9/5/17	5,000	4,960
1.6% 9/12/17	15,000	14,874
TOTAL COMMERCIAL PAPER
(Cost $19,828)		19,834
	Shares	Value (000s)

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.60% (e)
(Cost $18,277)	18,273,467	18,277
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 1.7%
With:
Mizuho Securities U.S.A., Inc. at:
2.28%, dated 9/2/16 due 3/1/17 (Collateralized by Corporate Obligations valued at $37,378,020, 0.00% - 8.25%, 2/15/18 - 4/17/23)	35,399	35,000
2.34%, dated 2/13/17 due 8/11/17 (Collateralized by U.S. Government Obligations valued at $25,776,780, 5.18% - 6.43%, 8/15/31 - 10/15/41)	25,291	25,011
Morgan Stanley & Co., Inc. at 1.71%, dated:
12/15/16 due 3/15/17 (Collateralized by U.S. Treasury Obligations valued at $20,674,254, 0.00% - 3.75%, 3/02/17 - 11/15/43)(b)(f)	20,086	20,002
2/13/17 due 5/12/17 (Collateralized by Equity Securities valued at $27,020,520)(b)(f)	25,105	25,017
TOTAL CASH EQUIVALENTS
(Cost $105,000)		105,030
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $6,358,319)		6,342,593
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(28,938)
NET ASSETS - 100%		$6,313,655

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $871,014,000 or 13.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$133
Total	$133

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,095,898	$--	$3,095,898	$--
U.S. Government and Government Agency Obligations	1,514,243	--	1,514,243	--
U.S. Government Agency - Mortgage Securities	105,461	--	105,461	--
Asset-Backed Securities	949,385	--	949,258	127
Collateralized Mortgage Obligations	113,994	--	113,916	78
Commercial Mortgage Securities	260,869	--	260,869	--
Municipal Securities	12,139	--	12,139	--
Foreign Government and Government Agency Obligations	8,900	--	8,900	--
Bank Notes	138,563	--	138,563	--
Commercial Paper	19,834	--	19,834	--
Money Market Funds	18,277	18,277	--	--
Cash Equivalents	105,030	--	105,030	--
Total Investments in Securities:	$6,342,593	$18,277	$6,324,111	$205

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.3%
United Kingdom	3.8%
Canada	2.7%
Japan	2.0%
Netherlands	1.9%
Luxembourg	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017
Assets
Investment in securities, at value (including repurchase agreements of $105,030) — See accompanying schedule: Unaffiliated issuers (cost $6,340,042)	$6,324,316
Fidelity Central Funds (cost $18,277)	18,277
Total Investments (cost $6,358,319)		$6,342,593
Cash		7
Receivable for investments sold		78,653
Receivable for fund shares sold		6,898
Interest receivable		26,678
Distributions receivable from Fidelity Central Funds		61
Other receivables		65
Total assets		6,454,955
Liabilities
Payable for investments purchased	$129,625
Payable for fund shares redeemed	8,652
Distributions payable	446
Accrued management fee	1,625
Distribution and service plan fees payable	101
Other affiliated payables	780
Other payables and accrued expenses	71
Total liabilities		141,300
Net Assets		$6,313,655
Net Assets consist of:
Paid in capital		$6,576,639
Undistributed net investment income		2,508
Accumulated undistributed net realized gain (loss) on investments		(249,766)
Net unrealized appreciation (depreciation) on investments		(15,726)
Net Assets		$6,313,655
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($198,678 ÷ 23,080 shares)		$8.61
Maximum offering price per share (100/98.50 of $8.61)		$8.74
Class T:
Net Asset Value and redemption price per share ($88,560 ÷ 10,287 shares)		$8.61
Maximum offering price per share (100/98.50 of $8.61)		$8.74
Class C:
Net Asset Value and offering price per share ($75,730 ÷ 8,803 shares)(a)		$8.60
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($5,550,045 ÷ 645,003 shares)		$8.60
Class I:
Net Asset Value, offering price and redemption price per share ($400,642 ÷ 46,540 shares)		$8.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017
Investment Income
Interest		$47,314
Income from Fidelity Central Funds		133
Total income		47,447
Expenses
Management fee	$9,939
Transfer agent fees	3,446
Distribution and service plan fees	629
Fund wide operations fee	1,296
Independent trustees' fees and expenses	14
Miscellaneous	10
Total expenses before reductions	15,334
Expense reductions	(12)	15,322
Net investment income (loss)		32,125
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,246)
Fidelity Central Funds	4
Total net realized gain (loss)		(7,242)
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,209)
Total change in net unrealized appreciation (depreciation)		(20,209)
Net gain (loss)		(27,451)
Net increase (decrease) in net assets resulting from operations		$4,674

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,125	$56,267
Net realized gain (loss)	(7,242)	12,249
Change in net unrealized appreciation (depreciation)	(20,209)	27,271
Net increase (decrease) in net assets resulting from operations	4,674	95,787
Distributions to shareholders from net investment income	(35,781)	(53,120)
Share transactions - net increase (decrease)	(461,530)	1,485,788
Total increase (decrease) in net assets	(492,637)	1,528,455
Net Assets
Beginning of period	6,806,292	5,277,837
End of period	$6,313,655	$6,806,292
Other Information
Undistributed net investment income end of period	$2,508	$6,164

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class A

	Six months ended February 28,	Years ended August 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.036	.009
Net realized and unrealized gain (loss)	(.035)	(.001)C
Total from investment operations	.001	.008
Distributions from net investment income	(.041)	(.008)
Total distributions	(.041)	(.008)
Net asset value, end of period	$8.61	$8.65
Total ReturnD,E,F	.01%	.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%I	.67%I
Expenses net of fee waivers, if any	.66%I	.67%I
Expenses net of all reductions	.66%I	.67%I
Net investment income (loss)	.83%I	.79%I
Supplemental Data
Net assets, end of period (in millions)	$199	$208
Portfolio turnover rateJ	62%I	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class T

	Six months ended February 28,	Years ended August 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.035	.009
Net realized and unrealized gain (loss)	(.035)	(.001)C
Total from investment operations	–D	.008
Distributions from net investment income	(.040)	(.008)
Total distributions	(.040)	(.008)
Net asset value, end of period	$8.61	$8.65
Total ReturnE,F,G	-%	.09%
Ratios to Average Net AssetsH,I
Expenses before reductions	.67%J	.70%J
Expenses net of fee waivers, if any	.67%J	.70%J
Expenses net of all reductions	.67%J	.70%J
Net investment income (loss)	.82%J	.76%J
Supplemental Data
Net assets, end of period (in millions)	$89	$96
Portfolio turnover rateK	62%J	138%L

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class C

	Six months ended February 28,	Years ended August 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	(.002)	(.001)
Net realized and unrealized gain (loss)	(.040)	.002
Total from investment operations	(.042)	.001
Distributions from net investment income	(.008)	(.001)
Total distributions	(.008)	(.001)
Net asset value, end of period	$8.60	$8.65
Total ReturnC,D,E	(.49)%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.53%H
Expenses net of fee waivers, if any	1.53%H	1.53%H
Expenses net of all reductions	1.53%H	1.53%H
Net investment income (loss)	(.04)%H	(.07)%H
Supplemental Data
Net assets, end of period (in millions)	$76	$84
Portfolio turnover rateI	62%H	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.58	$8.60	$8.55	$8.59	$8.53
Income from Investment Operations
Net investment income (loss)A	.044	.087	.091	.082	.073	.098
Net realized and unrealized gain (loss)	(.045)	.065	(.029)	.047	(.043)	.066
Total from investment operations	(.001)	.152	.062	.129	.030	.164
Distributions from net investment income	(.049)	(.082)	(.082)	(.079)	(.070)	(.104)
Total distributions	(.049)	(.082)	(.082)	(.079)	(.070)	(.104)
Net asset value, end of period	$8.60	$8.65	$8.58	$8.60	$8.55	$8.59
Total ReturnB,C	(.01)%	1.79%	.72%	1.51%	.35%	1.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.04%F	1.01%	1.06%	.96%	.85%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$5,550	$5,894	$5,278	$6,386	$7,251	$7,494
Portfolio turnover rateG	62%F	138%H	83%I	76%	68%	71%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class I

	Six months ended February 28,	Years ended August 31,
	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.042	.011
Net realized and unrealized gain (loss)	(.035)	(.001)C
Total from investment operations	.007	.010
Distributions from net investment income	(.047)	(.010)
Total distributions	(.047)	(.010)
Net asset value, end of period	$8.61	$8.65
Total ReturnD,E	.08%	.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.53%H
Expenses net of fee waivers, if any	.51%H	.53%H
Expenses net of all reductions	.51%H	.53%H
Net investment income (loss)	.98%H	.94%H
Supplemental Data
Net assets, end of period (in millions)	$401	$525
Portfolio turnover rateI	62%H	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, premium on debt securities, partnerships (including allocations from Fidelity Central Funds), swap, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$17,165
Gross unrealized depreciation	(30,632)
Net unrealized appreciation (depreciation) on securities	$(13,467)
Tax cost	$6,356,060

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(99,135)
2018	(142,198)
Total capital loss carryforward	$(241,333)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $838,929 and $1,121,262, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$157	$18
Class T	-%	.15%	69	1
Class C	.75%	.25%	403	47
			$629	$66

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22
Class T	2
Class C(a)	7
$31

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$160.15
Class T	75.16
Class C	66.17
Short-Term Bond	2,812.10
Class I	333.16
	$3,446

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $38.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $12.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016(a)
From net investment income
Class A	$986	$181
Class T	427	81
Class C	69	6
Short-Term Bond	32,031	52,307
Class I	2,268	545
Total	$35,781	$53,120

 (a) Distributions for Class A, Class T, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016(a)	Six months ended February 28, 2017	Year ended August 31, 2016(a)
Class A
Shares sold	6,097	1,261	$52,584	$10,938
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	23,799	–	205,856
Reinvestment of distributions	108	20	926	170
Shares redeemed	(7,143)	(1,062)	(61,499)	(9,193)
Net increase (decrease)	(938)	24,018	$(7,989)	$207,771
Class T
Shares sold	860	245	$7,411	$2,125
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	11,239	–	97,214
Reinvestment of distributions	46	9	399	76
Shares redeemed	(1,731)	(381)	(14,911)	(3,294)
Net increase (decrease)	(825)	11,112	$(7,101)	$96,121
Class C
Shares sold	1,142	220	$9,838	$1,939
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	9,816	–	84,908
Reinvestment of distributions	7	1	62	6
Shares redeemed	(2,067)	(316)	(17,797)	(2,731)
Net increase (decrease)	(918)	9,721	$(7,897)	$84,122
Short-Term Bond
Shares sold	121,352	225,400	$1,045,863	$1,939,135
Reinvestment of distributions	3,336	5,590	28,714	48,094
Shares redeemed	(161,327)	(164,454)	(1,391,114)	(1,414,048)
Net increase (decrease)	(36,639)	66,536	$(316,537)	$573,181
Class I
Shares sold	6,960	5,498	$60,002	$47,503
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	60,873	–	526,543
Reinvestment of distributions	242	59	2,089	510
Shares redeemed	(21,318)	(5,774)	(184,097)	(49,963)
Net increase (decrease)	(14,116)	60,656	$(122,006)	$524,593

 (a) Share transactions for Class A, Class T, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Prior Fiscal Year Merger Information.

On July 15, 2016, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short Fixed-Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale on July 12, 2016. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $914,521, including securities of $919,868 and unrealized appreciation of $1,475, were combined with the Fund's net assets of $5,787,826 for total net assets after the acquisition of $6,702,347.

Pro forma results of operations of the combined entity for the entire period ended August 31, 2016, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$64,343
Total net realized gain (loss)	13,516
Total change in net unrealized appreciation (depreciation)	30,114
Net increase (decrease) in net assets resulting from operations	$107,973

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since July 15, 2016.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.66%
Actual		$1,000.00	$1,000.10	$3.27
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Class T	.67%
Actual		$1,000.00	1,000.01	$3.32
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class C	1.53%
Actual		$1,000.00	$995.10	$7.57
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Short-Term Bond	.45%
Actual		$1,000.00	$999.90	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.51%
Actual		$1,000.00	$1,000.80	$2.53
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® U.S. Bond Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	69.6%
AAA	4.1%
AA	3.4%
A	10.2%
BBB	13.0%
BB and Below	0.5%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	69.4%
AAA	4.8%
AA	3.7%
A	9.7%
BBB	13.3%
BB and Below	0.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Corporate Bonds	26.3%
U.S. Government and U.S. Government Agency Obligations	69.6%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.6%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments - 8.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016*
Corporate Bonds	26.1%
U.S. Government and U.S. Government Agency Obligations	69.4%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	1.3%
Municipal Bonds	0.8%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.8)%

 * Foreign investments - 8.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,703
1.7% 9/9/21	4,500	4,370
2.125% 10/10/18	6,550	6,606
2.15% 3/13/20	8,550	8,553
2.25% 8/15/19	7,650	7,733
Ford Motor Co. 4.75% 1/15/43	7,650	7,399
General Motors Co.:
5.2% 4/1/45	4,270	4,299
6.6% 4/1/36	5,840	6,860
6.75% 4/1/46	4,000	4,860
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,757
4% 1/15/25	6,170	6,216
4% 10/6/26	3,680	3,663
4.3% 7/13/25	12,400	12,632
4.375% 9/25/21	9,190	9,690
		97,341
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,005
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,652
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,488
3.959% 7/1/38	4,725	5,005
Northwestern University 4.643% 12/1/44	3,350	3,948
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,450
3.619% 10/1/37	1,000	1,000
Rice University 3.774% 5/15/55	1,900	1,825
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,318
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,225
University of Southern California 5.25% 10/1/2111	2,000	2,324
		29,240
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,341
3.7% 1/30/26	16,870	17,308
4.875% 12/9/45	5,430	5,827
5.35% 3/1/18	2,317	2,404
6.3% 3/1/38	7,045	8,911
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,821
Starbucks Corp.:
2.45% 6/15/26	10,000	9,579
3.85% 10/1/23	1,875	2,020
		51,211
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 4.8% 12/5/34	6,000	6,777
Media - 1.0%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,137
5.4% 10/1/43	3,875	4,270
5.65% 8/15/20	1,000	1,103
6.15% 3/1/37	3,955	4,722
6.15% 2/15/41	10,500	12,643
6.9% 3/1/19	2,110	2,306
6.9% 8/15/39	2,000	2,566
7.75% 12/1/45	3,160	4,478
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	7,426
7.625% 4/15/31	3,250	4,385
CBS Corp.:
4% 1/15/26	6,000	6,144
4.6% 1/15/45	7,300	7,239
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	7,980	8,419
6.484% 10/23/45	4,690	5,452
Comcast Corp.:
1.625% 1/15/22	5,500	5,277
2.35% 1/15/27	12,800	11,755
3.125% 7/15/22	3,000	3,068
3.15% 3/1/26	5,000	4,929
3.3% 2/1/27	6,420	6,396
3.375% 8/15/25	13,700	13,778
4.65% 7/15/42	9,000	9,422
4.75% 3/1/44	5,400	5,742
5.7% 5/15/18	2,940	3,090
5.7% 7/1/19	8,500	9,260
6.4% 3/1/40	1,000	1,293
6.55% 7/1/39	3,000	3,911
6.95% 8/15/37	6,700	9,066
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,300
4.875% 4/1/43	4,900	4,478
5.05% 6/1/20	3,200	3,450
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,867
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,016
5.85% 5/1/17	5,801	5,844
6.75% 7/1/18	1,162	1,234
7.3% 7/1/38	4,000	5,003
8.75% 2/14/19	2,368	2,660
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,009
3.55% 6/1/24	3,000	2,994
3.6% 7/15/25	6,340	6,275
4% 1/15/22	1,000	1,043
4.65% 6/1/44	3,000	2,873
4.85% 7/15/45	3,000	2,979
6.5% 11/15/36	5,724	6,860
Viacom, Inc.:
4.25% 9/1/23	7,775	8,022
4.375% 3/15/43	2,635	2,313
5.625% 9/15/19	1,000	1,077
6.125% 10/5/17	5,420	5,561
Walt Disney Co.:
1.85% 5/30/19	1,500	1,507
1.85% 7/30/26	5,110	4,623
2.3% 2/12/21	4,740	4,791
2.55% 2/15/22	2,810	2,841
3.15% 9/17/25	9,470	9,704
4.125% 6/1/44	5,700	5,915
5.5% 3/15/19	2,000	2,156
		278,672
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	7,996
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,479
4.3% 2/15/43	4,750	4,000
Nordstrom, Inc. 5% 1/15/44	2,000	1,938
Target Corp.:
3.875% 7/15/20	3,000	3,174
4% 7/1/42	7,000	6,881
		28,468
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,956
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,810
3.25% 4/15/25	4,000	3,933
3.7% 4/15/22	5,500	5,687
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,060
3% 4/1/26	10,030	10,040
3.75% 2/15/24	6,725	7,147
4.2% 4/1/43	1,575	1,639
4.25% 4/1/46	3,280	3,459
4.875% 2/15/44	2,875	3,306
5.875% 12/16/36	10,400	13,304
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,305
3.7% 4/15/46	3,500	3,323
4.625% 4/15/20	2,000	2,142
4.65% 4/15/42	6,500	7,065
5.8% 4/15/40	2,000	2,491
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,933
		89,600

TOTAL CONSUMER DISCRETIONARY		581,309

CONSUMER STAPLES - 2.0%
Beverages - 0.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,339
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,723
2.625% 1/17/23	2,825	2,789
2.65% 2/1/21	19,340	19,544
3.3% 2/1/23	10,250	10,464
3.65% 2/1/26	42,220	42,836
4.625% 2/1/44	5,750	6,115
4.7% 2/1/36	4,870	5,240
4.9% 2/1/46	18,180	19,974
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,638
8.2% 1/15/39	2,800	4,257
Constellation Brands, Inc. 3.7% 12/6/26	7,550	7,556
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,701
5.75% 10/23/17	5,185	5,330
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,839
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,797
3% 7/15/26	7,000	6,675
4.2% 7/15/46	8,730	8,308
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,066
2.375% 10/6/26	6,750	6,423
3.6% 8/13/42	3,000	2,859
4.25% 10/22/44	6,000	6,310
4.45% 4/14/46	800	867
4.875% 11/1/40	2,300	2,628
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,899
2.875% 10/27/25	9,580	9,541
3.15% 11/15/20	3,700	3,859
		208,577
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,776
2.8% 7/20/20	8,400	8,538
3.875% 7/20/25	4,660	4,812
4.875% 7/20/35	3,100	3,374
5.125% 7/20/45	8,810	9,820
5.3% 12/5/43	4,391	4,988
Kroger Co.:
2.65% 10/15/26	2,850	2,652
3.5% 2/1/26	4,000	4,022
5.15% 8/1/43	2,725	2,972
Sysco Corp.:
3.3% 7/15/26	3,280	3,228
3.75% 10/1/25	5,700	5,807
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,892
3.3% 4/22/24	19,000	19,770
5.625% 4/1/40	2,000	2,480
5.625% 4/15/41	4,600	5,740
6.5% 8/15/37	8,275	11,223
Walgreen Co. 3.1% 9/15/22	2,850	2,863
Walgreens Boots Alliance, Inc.:
2.6% 6/1/21	7,700	7,688
3.45% 6/1/26	5,000	4,918
4.65% 6/1/46	3,500	3,573
		120,136
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,670
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	8,813
General Mills, Inc.:
2.2% 10/21/19	7,000	7,054
5.65% 2/15/19	13,501	14,487
H.J. Heinz Co.:
3% 6/1/26	8,500	8,026
5% 7/15/35	3,500	3,686
5.2% 7/15/45	5,180	5,472
Kellogg Co.:
3.125% 5/17/22	1,875	1,910
3.25% 5/21/18	2,800	2,855
3.25% 4/1/26	3,720	3,660
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,909
5% 6/4/42	2,825	2,898
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,769
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,752
Unilever Capital Corp.:
2% 7/28/26	2,000	1,828
2.2% 3/6/19	7,475	7,544
3.1% 7/30/25	2,900	2,898
		101,231
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,380
2.4% 3/1/22	5,200	5,193
2.4% 6/1/23	8,000	7,852
3.2% 7/30/46	2,500	2,215
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,031
2.3% 2/6/22	4,700	4,729
3.1% 8/15/23	10,000	10,323
		42,723
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,354
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,001
4.25% 8/9/42	9,780	9,722
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,729
2.125% 5/10/23	3,100	2,959
2.75% 2/25/26	3,750	3,621
3.875% 8/21/42	4,825	4,591
4.5% 3/26/20	2,000	2,144
4.875% 11/15/43	6,000	6,596
5.65% 5/16/18	6,789	7,126
6.375% 5/16/38	1,450	1,865
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,464
4.85% 9/15/23	1,800	1,956
5.85% 8/15/45	4,240	5,043
7.25% 6/15/37	7,220	9,627
		84,444

TOTAL CONSUMER STAPLES		567,465

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,236
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,573
Halliburton Co.:
3.8% 11/15/25	10,380	10,663
5% 11/15/45	7,540	8,190
6.15% 9/15/19	2,000	2,207
7.45% 9/15/39	1,500	2,046
		28,915
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,963
4.85% 3/15/21	10,145	10,906
6.2% 3/15/40	2,000	2,332
6.45% 9/15/36	2,675	3,242
6.6% 3/15/46	4,650	5,824
Apache Corp. 5.1% 9/1/40	3,000	3,188
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	5,006
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,812
2.315% 2/13/20	1,800	1,811
2.5% 11/6/22	3,000	2,942
2.521% 1/15/20	6,000	6,065
3.017% 1/16/27	9,500	9,161
3.062% 3/17/22	3,750	3,798
3.245% 5/6/22	7,750	7,928
4.5% 10/1/20	2,000	2,148
4.75% 3/10/19	1,000	1,056
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,905
5.7% 5/15/17	1,148	1,158
6.25% 3/15/38	6,850	8,031
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,663
3.8% 9/15/23	1,750	1,740
6.75% 11/15/39	2,000	2,261
Chevron Corp.:
1.104% 12/5/17	5,700	5,694
1.718% 6/24/18	7,525	7,553
1.961% 3/3/20	8,625	8,630
2.1% 5/16/21	13,750	13,645
2.193% 11/15/19	11,400	11,504
2.954% 5/16/26	11,000	10,860
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,101
4.5% 6/1/25	3,325	3,529
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,840
3.35% 5/15/25	6,810	6,829
4.95% 3/15/26	15,620	17,301
5.75% 2/1/19	2,902	3,117
6.5% 2/1/39	7,529	9,483
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,700
3.875% 3/15/23	3,775	3,643
Devon Energy Corp.:
3.25% 5/15/22	4,000	4,014
5% 6/15/45	3,500	3,567
5.6% 7/15/41	2,875	3,082
Ecopetrol SA:
5.375% 6/26/26	4,740	4,865
5.875% 5/28/45	3,800	3,431
El Paso Natural Gas Co. 5.95% 4/15/17	926	931
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,086
6.5% 4/15/18	1,000	1,047
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,802
5.5% 12/1/46	6,650	7,203
Encana Corp.:
3.9% 11/15/21	4,900	5,026
6.5% 2/1/38	5,000	5,718
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,497
4.15% 10/1/20	4,500	4,698
5.15% 3/15/45	8,000	7,799
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,792
3.95% 2/15/27	25,880	26,662
4.05% 2/15/22	9,325	9,876
4.85% 8/15/42	2,500	2,587
4.85% 3/15/44	5,000	5,183
5.7% 2/15/42	2,000	2,285
6.65% 4/15/18	2,000	2,104
7.55% 4/15/38	2,000	2,665
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,893
5.625% 6/1/19	1,000	1,080
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,309
3.567% 3/6/45	6,650	6,335
Hess Corp.:
3.5% 7/15/24	3,800	3,688
5.6% 2/15/41	3,400	3,489
8.125% 2/15/19	6,000	6,629
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,461
3.45% 2/15/23	12,200	12,141
3.5% 9/1/23	2,000	1,977
3.95% 9/1/22	7,000	7,212
5% 3/1/43	1,000	983
5.5% 3/1/44	6,997	7,274
5.625% 9/1/41	1,000	1,023
6.55% 9/15/40	3,000	3,400
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,821
Magellan Midstream Partners LP:
5% 3/1/26	3,000	3,315
6.55% 7/15/19	4,592	5,043
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,964
5.2% 6/1/45	5,000	5,024
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,089
6.5% 3/1/41	1,000	1,132
MPLX LP:
4.125% 3/1/27	9,450	9,511
5.2% 3/1/47	6,120	6,250
Nexen, Inc. 5.875% 3/10/35	3,710	4,298
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	5,948
3.125% 2/15/22	2,000	2,046
3.4% 4/15/26	3,400	3,417
4.1% 2/15/47	2,820	2,773
4.4% 4/15/46	5,100	5,237
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,057
3.375% 10/1/22	5,000	5,012
Petro-Canada:
6.05% 5/15/18	3,650	3,834
6.8% 5/15/38	8,445	11,064
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,439
3.5% 7/18/18	5,925	6,025
3.5% 7/23/20	11,525	11,626
3.5% 1/30/23	6,725	6,395
4.625% 9/21/23	10,420	10,441
4.875% 1/24/22	18,010	18,370
5.5% 6/27/44	2,748	2,363
5.625% 1/23/46	5,680	4,935
6.375% 1/23/45	10,400	9,896
6.5% 3/13/27 (a)	11,320	12,030
6.75% 9/21/47	5,486	5,431
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,039
5.875% 5/1/42	9,500	11,178
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,030
4.65% 10/15/25	12,250	12,769
4.9% 2/15/45	1,900	1,814
5.75% 1/15/20	1,000	1,085
6.65% 1/15/37	2,795	3,155
Shell International Finance BV:
1.125% 8/21/17	1,375	1,374
1.75% 9/12/21	6,500	6,330
2.125% 5/11/20	8,300	8,322
2.375% 8/21/22	3,000	2,952
3.25% 5/11/25	4,160	4,196
4% 5/10/46	4,000	3,904
4.375% 5/11/45	13,300	13,765
6.375% 12/15/38	4,200	5,512
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,138
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,915
4.75% 3/15/24	4,825	5,168
Statoil ASA:
1.2% 1/17/18	5,575	5,563
1.95% 11/8/18	7,300	7,332
2.25% 11/8/19	8,000	8,068
3.7% 3/1/24	3,650	3,821
5.1% 8/17/40	2,000	2,297
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	11,851
6.85% 6/1/39	2,000	2,653
Sunoco Logistics Partner Operations LP 3.9% 7/15/26	7,520	7,431
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,760
5.75% 6/24/44	1,900	1,919
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,629
Total Capital International SA:
1.55% 6/28/17	5,000	5,007
2.1% 6/19/19	4,275	4,302
2.7% 1/25/23	1,900	1,894
2.75% 6/19/21	6,000	6,103
2.875% 2/17/22	4,175	4,237
3.75% 4/10/24	2,000	2,094
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,932
6.1% 6/1/40	6,700	8,391
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,363
Valero Energy Corp. 6.625% 6/15/37	5,420	6,513
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,391
4% 7/1/22	3,000	3,097
Williams Partners LP:
3.35% 8/15/22	2,800	2,808
3.9% 1/15/25	3,525	3,539
		807,610

TOTAL ENERGY		836,525

FINANCIALS - 8.2%
Banks - 4.3%
Asian Development Bank 2.625% 1/12/27	6,500	6,552
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,765
3.7% 11/16/25	6,640	6,919
Bank of America Corp.:
2% 1/11/18	3,550	3,566
2.503% 10/21/22	9,000	8,749
2.6% 1/15/19	3,775	3,822
2.625% 4/19/21	7,000	7,008
2.65% 4/1/19	17,925	18,160
3.248% 10/21/27	3,750	3,596
4% 4/1/24	9,000	9,372
4% 1/22/25	6,000	6,059
4.1% 7/24/23	7,000	7,328
4.183% 11/25/27	5,150	5,186
4.2% 8/26/24	8,500	8,772
4.25% 10/22/26	4,000	4,077
4.443% 1/20/48 (b)	5,250	5,338
4.45% 3/3/26	13,000	13,481
4.875% 4/1/44	1,920	2,085
5% 5/13/21	4,000	4,352
5% 1/21/44	5,370	5,937
5.7% 1/24/22	6,250	7,021
5.75% 12/1/17	5,855	6,038
5.875% 1/5/21	6,640	7,422
Bank of Montreal:
1.4% 9/11/17	2,875	2,877
2.375% 1/25/19	3,700	3,740
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,071
4.5% 12/16/25	15,880	16,597
Barclays PLC:
2.75% 11/8/19	10,000	10,078
3.25% 1/12/21	7,500	7,573
4.337% 1/10/28	5,600	5,661
4.375% 1/12/26	5,000	5,092
5.25% 8/17/45	5,600	5,978
BB&T Corp.:
1.6% 8/15/17	5,700	5,707
2.05% 6/19/18	1,900	1,909
BNP Paribas SA:
2.375% 5/21/20	11,600	11,594
2.7% 8/20/18	4,900	4,965
BPCE SA:
2.25% 1/27/20	4,000	3,980
2.5% 7/15/19	12,100	12,175
4% 4/15/24	2,000	2,082
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,122
Capital One NA:
2.25% 9/13/21	9,000	8,822
2.4% 9/5/19	7,000	7,038
Citigroup, Inc.:
2.35% 8/2/21	21,100	20,785
2.5% 9/26/18	750	757
2.5% 7/29/19	7,400	7,471
2.55% 4/8/19	3,700	3,741
3.7% 1/12/26	11,130	11,166
4.125% 7/25/28	15,440	15,304
4.4% 6/10/25	4,000	4,108
4.6% 3/9/26	6,000	6,232
4.75% 5/18/46	2,370	2,384
5.3% 5/6/44	2,000	2,168
5.5% 9/13/25	5,000	5,507
5.875% 1/30/42	1,675	2,032
8.125% 7/15/39	8,000	11,947
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,302
4.3% 12/3/25	1,891	1,947
Comerica, Inc. 3.8% 7/22/26	3,650	3,648
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,767
2.3% 3/12/20	7,550	7,564
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,827
4.375% 6/15/22	14,100	15,109
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,700
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,663
3.8% 6/9/23	12,000	12,011
4.55% 4/17/26	8,500	8,795
4.875% 5/15/45	5,000	5,132
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,031
3.625% 9/9/24	3,425	3,479
Discover Bank:
2% 2/21/18	7,375	7,397
3.45% 7/27/26	12,750	12,492
4.2% 8/8/23	7,000	7,348
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,484
5% 4/11/22	6,170	6,817
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,699
4.5% 6/1/18	824	851
8.25% 3/1/38	2,079	2,958
HSBC Holdings PLC:
2.65% 1/5/22	6,000	5,913
3.4% 3/8/21	10,600	10,859
3.9% 5/25/26	11,000	11,146
4.25% 8/18/25	5,600	5,687
4.375% 11/23/26	3,200	3,236
4.875% 1/14/22	10,100	10,942
5.1% 4/5/21	2,800	3,046
6.5% 9/15/37	10,500	13,080
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,635
2.625% 9/24/18	7,500	7,574
3.5% 6/23/24	7,000	7,108
Huntington Bancshares, Inc.:
2.3% 1/14/22	9,400	9,162
2.6% 8/2/18	4,675	4,714
3.15% 3/14/21	9,500	9,671
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,092
1.75% 4/14/22	1,875	1,834
1.875% 6/16/20	5,270	5,283
1.875% 3/15/21	3,900	3,884
2% 6/2/26	4,000	3,811
2.125% 1/18/22	6,100	6,115
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,001
1.875% 7/21/26	3,800	3,507
2.125% 2/10/25	2,000	1,911
2.25% 11/4/26	5,230	4,955
2.75% 1/21/26	3,170	3,151
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,306
2% 8/15/17	7,000	7,025
2.25% 1/23/20	8,875	8,917
2.35% 1/28/19	23,000	23,248
2.95% 10/1/26	17,230	16,484
3.25% 9/23/22	4,000	4,081
3.3% 4/1/26	9,000	8,887
3.375% 5/1/23	1,900	1,909
3.875% 9/10/24	7,725	7,871
4.125% 12/15/26	5,875	6,019
4.35% 8/15/21	2,000	2,144
4.5% 1/24/22	13,000	14,047
4.625% 5/10/21	1,500	1,620
4.85% 2/1/44	5,000	5,573
4.95% 6/1/45	2,550	2,737
5.5% 10/15/40	5,700	6,787
5.6% 7/15/41	1,500	1,813
5.625% 8/16/43	5,000	5,877
6.3% 4/23/19	10,000	10,905
KeyCorp. 2.9% 9/15/20	5,800	5,904
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,832
4.65% 3/24/26	8,600	8,802
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,107
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,872
2.998% 2/22/22	9,200	9,266
3.85% 3/1/26	6,580	6,756
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,780
Nordic Investment Bank 2.125% 2/1/22	3,800	3,808
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,760
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,262
PNC Bank NA:
2.4% 10/18/19	4,750	4,801
2.6% 7/21/20	6,680	6,761
2.625% 2/17/22	12,000	12,039
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,860
PNC Funding Corp. 6.7% 6/10/19	2,500	2,763
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,439
4.5% 1/11/21	1,000	1,075
5.25% 5/24/41	3,000	3,515
Rabobank Nederland:
3.75% 7/21/26	7,250	7,081
4.375% 8/4/25	6,000	6,120
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,800
Regions Financial Corp.:
2% 5/15/18	3,650	3,650
3.2% 2/8/21	22,090	22,509
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,583
2.75% 2/1/22	13,000	13,127
4.65% 1/27/26	12,990	13,832
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,749
4.8% 4/5/26	6,600	6,756
Societe Generale SA 2.625% 10/1/18	3,750	3,794
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,735
2.45% 1/16/20	5,000	5,016
2.5% 7/19/18	4,351	4,388
3.4% 7/11/24	5,725	5,780
Sumitomo Mitsui Financial Group, Inc. 2.442% 10/19/21	15,000	14,787
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,025
2.5% 5/1/19	2,000	2,021
3.3% 5/15/26	7,600	7,412
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,891
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	14,113
U.S. Bancorp:
3.1% 4/27/26	9,000	8,864
4.125% 5/24/21	3,000	3,216
Wachovia Corp. 5.75% 6/15/17	2,905	2,943
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,729
2.1% 7/26/21	10,000	9,797
2.6% 7/22/20	7,640	7,731
3% 10/23/26	8,730	8,387
3.3% 9/9/24	4,625	4,645
3.45% 2/13/23	3,675	3,723
3.55% 9/29/25	4,240	4,276
3.9% 5/1/45	4,760	4,601
4.1% 6/3/26	3,225	3,299
4.4% 6/14/46	7,140	7,033
4.48% 1/16/24	3,816	4,069
4.9% 11/17/45	2,770	2,952
5.375% 11/2/43	1,850	2,097
5.606% 1/15/44	11,380	13,337
5.625% 12/11/17	5,972	6,162
Westpac Banking Corp.:
2% 8/14/17	5,000	5,018
2% 8/19/21	8,580	8,381
2.3% 5/26/20	3,000	3,003
2.85% 5/13/26	4,750	4,604
4.875% 11/19/19	3,700	3,965
Zions Bancorp. 4.5% 6/13/23	207	213
		1,224,472
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,644
Bank of New York Mellon Corp. 2.8% 5/4/26	5,630	5,461
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,039
4.25% 5/24/21	6,500	6,992
Credit Suisse AG 6% 2/15/18	15,651	16,261
Deutsche Bank AG 4.5% 4/1/25	3,000	2,873
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,779
4.1% 1/13/26	9,800	9,790
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,893
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,901
2.85% 3/30/25	3,800	3,722
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	26,868
2.375% 1/22/18	9,950	10,024
2.55% 10/23/19	11,000	11,115
2.625% 1/31/19	12,850	13,008
2.9% 7/19/18	2,800	2,842
3.5% 1/23/25	5,000	5,008
3.625% 1/22/23	9,000	9,229
3.75% 2/25/26	5,820	5,889
3.85% 7/8/24	3,800	3,907
3.85% 1/26/27	8,060	8,143
4.25% 10/21/25	5,000	5,126
5.25% 7/27/21	4,500	4,948
5.75% 1/24/22	4,300	4,843
5.95% 1/18/18	3,000	3,114
6% 6/15/20	1,650	1,832
6.15% 4/1/18	7,451	7,804
6.75% 10/1/37	14,860	18,625
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,740
3.75% 12/1/25	5,750	5,986
4% 10/15/23	3,750	4,002
Lazard Group LLC 4.25% 11/14/20	2,650	2,782
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,217
6.875% 4/25/18	6,991	7,391
7.75% 5/14/38	4,175	5,838
Morgan Stanley:
2.125% 4/25/18	8,000	8,043
2.375% 7/23/19	7,550	7,602
2.5% 1/24/19	6,000	6,056
2.625% 11/17/21	8,680	8,610
2.65% 1/27/20	11,000	11,122
3.125% 7/27/26	5,600	5,390
3.7% 10/23/24	6,000	6,128
3.75% 2/25/23	6,775	7,001
3.875% 4/29/24	14,680	15,178
3.875% 1/27/26	5,250	5,356
3.95% 4/23/27	19,030	18,974
4.3% 1/27/45	2,000	2,015
4.375% 1/22/47	8,000	8,132
5.5% 7/28/21	3,400	3,779
5.625% 9/23/19	2,000	2,167
5.75% 1/25/21	5,000	5,572
5.95% 12/28/17	5,745	5,947
6.375% 7/24/42	2,900	3,723
6.625% 4/1/18	5,055	5,315
7.25% 4/1/32	1,000	1,369
7.3% 5/13/19	3,000	3,330
State Street Corp. 2.65% 5/19/26	7,550	7,263
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,520
5.45% 5/15/19	2,000	2,150
Thomson Reuters Corp.:
1.65% 9/29/17	8,000	8,013
4.7% 10/15/19	4,000	4,239
		415,630
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,587
4.5% 5/15/21	14,100	14,922
4.625% 7/1/22	9,450	10,065
American Express Co.:
4.05% 12/3/42	6,975	6,941
7% 3/19/18	5,750	6,072
American Express Credit Corp. 2.375% 3/24/17	3,825	3,828
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,436
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,541
4.75% 7/15/21	4,000	4,332
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,644
1.7% 8/9/21	9,390	9,132
2% 3/5/20	3,900	3,881
2.1% 6/9/19	1,600	1,613
2.25% 12/1/19	6,600	6,655
2.4% 8/9/26	2,850	2,700
2.85% 6/1/22	4,000	4,033
Discover Financial Services:
5.2% 4/27/22	1,000	1,087
6.45% 6/12/17	2,263	2,292
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,436
2.875% 10/1/18	1,575	1,597
3% 6/12/17	3,000	3,014
3.2% 1/15/21	3,600	3,659
3.219% 1/9/22	3,500	3,519
3.336% 3/18/21	4,250	4,325
4.134% 8/4/25	7,000	7,088
4.25% 9/20/22	1,800	1,884
4.375% 8/6/23	4,000	4,190
4.389% 1/8/26	3,290	3,385
5.875% 8/2/21	11,375	12,718
Synchrony Financial:
2.7% 2/3/20	8,000	8,041
3% 8/15/19	5,675	5,762
3.7% 8/4/26	4,723	4,634
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,965
2.1% 1/17/19	6,000	6,058
2.125% 7/18/19	10,400	10,479
2.15% 3/12/20	6,750	6,784
2.75% 5/17/21	2,600	2,641
		196,940
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,477
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,288
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,588
3.125% 3/15/26	11,500	11,553
4.5% 2/11/43	2,000	2,165
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,609
4.125% 6/15/26	7,550	7,661
Broadcom Corp./Broadcom Cayman LP 3% 1/15/22 (a)	12,250	12,242
Export Development Canada 1% 6/15/18	5,290	5,276
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,799
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,740
4.418% 11/15/35	20,239	21,666
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,214
5.875% 1/14/38	4,474	5,738
6.875% 1/10/39	1,146	1,645
Goldman Sachs Group, Inc. 4.75% 10/21/45	10,480	11,102
ING U.S., Inc. 5.7% 7/15/43	3,750	4,210
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,575
1.375% 5/24/21	5,659	5,517
2% 1/26/22	9,427	9,390
KfW:
1% 1/26/18	11,500	11,480
1.125% 8/6/18	5,700	5,683
1.5% 2/6/19	4,200	4,201
1.5% 6/15/21	29,860	29,144
1.75% 10/15/19	15,575	15,608
1.875% 6/30/20	5,670	5,669
2% 5/2/25	3,825	3,690
2.125% 3/7/22	8,182	8,160
2.5% 11/20/24	10,425	10,474
Landwirtschaftliche Rentenbank 1.75% 7/27/26	8,500	7,897
Ontario Province 2% 1/30/19	5,000	5,032
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,758
Voya Financial, Inc. 3.65% 6/15/26	15,789	15,580
		268,831
Insurance - 0.7%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,293
4.35% 11/3/45	4,000	4,280
5.9% 6/15/19	3,000	3,262
AFLAC, Inc. 4% 10/15/46	3,780	3,628
Allstate Corp.:
3.28% 12/15/26	4,720	4,739
4.2% 12/15/46	7,560	7,715
American International Group, Inc.:
3.375% 8/15/20	5,775	5,955
3.75% 7/10/25	2,850	2,870
3.875% 1/15/35	2,700	2,524
3.9% 4/1/26	3,770	3,817
4.5% 7/16/44	8,875	8,683
4.875% 6/1/22	9,000	9,769
5.85% 1/16/18	2,000	2,073
6.4% 12/15/20	2,900	3,295
Aon PLC:
3.5% 6/14/24	2,000	2,013
4% 11/27/23	3,000	3,141
4.6% 6/14/44	1,600	1,583
4.75% 5/15/45	5,880	6,001
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,395
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,268
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,004
2.35% 9/10/19	3,850	3,887
2.35% 3/6/20	4,750	4,765
2.55% 10/15/18	5,800	5,873
3.5% 6/3/24	1,900	1,940
4.05% 10/15/23	6,775	7,145
4.35% 1/30/47	2,800	2,861
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,405
5.875% 2/6/41	2,400	2,946
7.717% 2/15/19	9,000	9,994
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,181
Principal Financial Group, Inc. 4.3% 11/15/46	5,000	5,050
Progressive Corp. 2.45% 1/15/27	4,740	4,463
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,936
5.1% 8/15/43	4,000	4,481
5.4% 6/13/35	447	510
5.625% 5/12/41	2,000	2,382
5.7% 12/14/36	380	448
6.2% 11/15/40	2,400	3,022
7.375% 6/15/19	3,000	3,360
The Chubb Corp.:
5.75% 5/15/18	4,175	4,385
6.5% 5/15/38	3,510	4,774
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,544
6.25% 6/15/37	8,350	10,914
		190,574
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 1.25% 8/17/21	30,311	29,431

TOTAL FINANCIALS		2,325,878

HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,695
2.5% 5/14/20	7,100	7,136
2.9% 11/6/22	5,700	5,666
3.6% 5/14/25	9,000	8,961
4.3% 5/14/36	2,760	2,694
4.4% 11/6/42	4,775	4,585
4.7% 5/14/45	8,980	9,032
Amgen, Inc.:
2.2% 5/22/19	11,425	11,528
2.6% 8/19/26	10,500	9,746
3.125% 5/1/25	2,000	1,977
3.875% 11/15/21	9,600	10,127
4.4% 5/1/45	4,000	3,927
4.663% 6/15/51	12,474	12,595
5.85% 6/1/17	2,928	2,962
Celgene Corp.:
2.875% 8/15/20	3,000	3,045
3.875% 8/15/25	9,500	9,713
5% 8/15/45	4,300	4,566
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,789
3.65% 3/1/26	6,180	6,278
4.15% 3/1/47	7,070	6,793
4.75% 3/1/46	11,000	11,468
		140,283
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,371
3.75% 11/30/26	12,300	12,294
4.9% 11/30/46	10,400	10,807
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,942
4.685% 12/15/44	13,900	14,817
Danaher Corp. 2.4% 9/15/20	7,361	7,433
Medtronic, Inc.:
2.5% 3/15/20	22,100	22,426
4.625% 3/15/45	12,925	14,035
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,272
		110,397
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,960
2.4% 6/15/21	3,700	3,738
3.2% 6/15/26	7,400	7,463
4.125% 6/1/21	7,000	7,419
4.125% 11/15/42	4,411	4,320
4.25% 6/15/36	3,700	3,737
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,751
4.35% 11/1/42	2,000	1,794
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,336
Cigna Corp. 4% 2/15/22	4,600	4,837
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,734
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,815
3% 7/15/23	10,000	9,710
4.5% 2/25/26	7,030	7,302
6.125% 11/15/41	3,000	3,437
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,219
Humana, Inc. 4.95% 10/1/44	2,500	2,662
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,017
McKesson Corp.:
1.4% 3/15/18	4,725	4,715
3.796% 3/15/24	5,000	5,162
4.883% 3/15/44	5,000	5,161
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,000
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,454
4.063% 8/1/56	2,630	2,488
NYU Hospitals Center 4.784% 7/1/44	7,600	8,007
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,388
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,865
2.3% 12/15/19	8,625	8,721
2.7% 7/15/20	6,000	6,134
2.875% 12/15/21	2,575	2,619
3.75% 7/15/25	3,500	3,666
4.2% 1/15/47	3,600	3,735
4.375% 3/15/42	11,800	12,324
4.75% 7/15/45	1,670	1,882
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,005
3.3% 1/15/23	2,000	2,016
4.625% 5/15/42	2,600	2,675
4.65% 1/15/43	2,000	2,077
5.8% 8/15/40	4,000	4,609
		166,954
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,878
3% 4/15/23	4,670	4,614
4.15% 2/1/24	4,379	4,622
5.3% 2/1/44	5,820	6,604
		18,718
Pharmaceuticals - 1.1%
Actavis Funding SCS:
3% 3/12/20	27,100	27,592
3.45% 3/15/22	18,025	18,412
3.8% 3/15/25	8,820	8,911
4.55% 3/15/35	6,650	6,699
4.75% 3/15/45	6,330	6,439
Allergan PLC:
1.875% 10/1/17	3,125	3,132
3.25% 10/1/22	3,000	3,019
AstraZeneca PLC:
4.375% 11/16/45	4,540	4,680
5.9% 9/15/17	4,505	4,612
6.45% 9/15/37	3,250	4,268
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,492
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,014
6.375% 5/15/38	7,218	9,554
Johnson & Johnson:
1.65% 3/1/21	3,770	3,727
2.45% 3/1/26	5,590	5,377
4.5% 12/5/43	6,625	7,437
4.85% 5/15/41	4,260	4,988
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,997
1.85% 2/10/20	9,000	9,025
2.4% 9/15/22	2,000	1,987
3.6% 9/15/42	2,000	1,885
3.7% 2/10/45	6,400	6,193
3.875% 1/15/21	1,000	1,063
5% 6/30/19	5,970	6,425
Mylan N.V.:
3.15% 6/15/21	2,000	2,001
3.95% 6/15/26	2,830	2,764
5.25% 6/15/46	3,300	3,302
Novartis Capital Corp.:
2.4% 5/17/22	6,600	6,585
2.4% 9/21/22	3,750	3,718
3% 11/20/25	10,470	10,496
3.1% 5/17/27	1,890	1,893
3.7% 9/21/42	2,825	2,731
4% 11/20/45	5,240	5,331
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,616
3.5% 3/15/21	4,000	4,061
4% 11/15/23	5,000	5,094
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,164
4.9% 12/15/44	3,089	3,024
Pfizer, Inc.:
3% 12/15/26	6,700	6,640
4.125% 12/15/46	3,290	3,339
4.4% 5/15/44	4,190	4,401
7.2% 3/15/39	5,400	7,815
Sanofi SA 1.25% 4/10/18	7,550	7,547
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	11,108
2.875% 9/23/23	9,450	9,143
3.2% 9/23/26	13,810	13,165
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	13,576
2.8% 7/21/23	11,370	10,741
3.15% 10/1/26	4,700	4,350
4.1% 10/1/46	8,449	7,303
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,002
3.25% 2/1/23	5,000	5,057
4.7% 2/1/43	1,300	1,323
		329,218

TOTAL HEALTH CARE		765,570

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,770
4.7% 5/15/46	5,700	6,254
4.85% 9/15/41	2,700	2,983
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,917
3.85% 4/15/45	1,875	1,809
4.75% 6/1/43	4,000	4,415
Raytheon Co.:
3.125% 10/15/20	2,000	2,070
3.15% 12/15/24	8,900	9,080
4.875% 10/15/40	1,000	1,146
The Boeing Co.:
2.125% 3/1/22	3,760	3,728
2.5% 3/1/25	4,600	4,480
3.65% 3/1/47	2,760	2,672
6% 3/15/19	1,000	1,086
6.875% 3/15/39	3,300	4,688
United Technologies Corp.:
2.65% 11/1/26	4,800	4,653
3.1% 6/1/22	2,875	2,956
3.75% 11/1/46	3,850	3,690
4.5% 4/15/20	4,000	4,310
4.5% 6/1/42	7,380	7,949
5.7% 4/15/40	2,000	2,469
		85,125
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,451
3.2% 2/1/25	3,820	3,833
3.9% 2/1/35	5,900	5,722
4.4% 1/15/47	4,500	4,504
4.55% 4/1/46	1,500	1,535
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	7,161
6.2% 1/15/38	2,500	3,316
		37,522
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,854	3,047
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	7,800	7,590
Continental Airlines, Inc.:
4% 4/29/26	3,982	4,121
6.648% 3/15/19	410	411
6.9% 7/2/19	32	32
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	689	685
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,320
		25,206
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,080
3.2% 3/15/25	11,275	11,255
5.5% 9/15/19	4,000	4,340
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,197
2.9% 9/15/22	6,675	6,797
		31,669
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,778
2.75% 11/2/22	5,725	5,740
4% 11/2/32	1,900	1,933
4.15% 11/2/42	1,900	1,902
Fortive Corp. 2.35% 6/15/21 (a)	6,600	6,528
General Electric Capital Corp. 6.15% 8/7/37	544	716
		21,597
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	4,000	3,954
3.125% 9/19/46	2,760	2,489
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,200
6% 10/15/17	2,902	2,986
Danaher Corp. 4.375% 9/15/45	2,370	2,537
General Electric Co.:
3.375% 3/11/24	5,500	5,719
4.5% 3/11/44	14,650	15,936
5.25% 12/6/17	18,540	19,119
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,831
5.375% 3/1/41	1,400	1,717
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,703
2.8% 12/15/21	6,610	6,627
3.8% 12/15/26	8,500	8,591
		84,409
Machinery - 0.4%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,992
3.803% 8/15/42	2,500	2,445
5.3% 9/15/35	7,000	8,103
Deere & Co. 5.375% 10/16/29	1,000	1,205
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,133
4.65% 11/1/44	6,000	6,236
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,550
1.3% 3/12/18	3,675	3,669
1.95% 12/13/18	4,825	4,855
1.95% 3/4/19	9,600	9,645
2.05% 3/10/20	7,675	7,666
2.25% 4/17/19	10,250	10,364
2.55% 1/8/21	10,401	10,511
2.65% 6/10/26	5,000	4,856
2.8% 1/27/23	5,000	5,017
2.8% 3/6/23	3,250	3,261
Parker Hannifin Corp.:
3.25% 3/1/27 (a)	5,650	5,688
4.1% 3/1/47 (a)	5,660	5,727
		101,923
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,371
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,846
3.05% 3/15/22	10,000	10,241
3.9% 8/1/46	4,640	4,576
4.15% 4/1/45	1,700	1,731
4.375% 9/1/42	4,500	4,688
4.55% 9/1/44	3,000	3,226
4.9% 4/1/44	4,000	4,535
Canadian National Railway Co.:
2.85% 12/15/21	5,000	5,091
3.2% 8/2/46	3,300	2,947
CSX Corp.:
3.4% 8/1/24	4,625	4,706
3.8% 11/1/46	5,720	5,324
3.95% 5/1/50	3,575	3,302
4.1% 3/15/44	6,775	6,591
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,616
3.25% 12/1/21	5,000	5,138
3.95% 10/1/42	1,900	1,866
4.65% 1/15/46	3,260	3,582
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,522
3.35% 8/15/46	4,720	4,333
3.799% 10/1/51	2,800	2,693
		96,925
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	14,024	14,322
3.75% 2/1/22	3,820	3,942
		18,264

TOTAL INDUSTRIALS		502,640

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,905
3.5% 6/15/25	4,270	4,452
4.45% 1/15/20	2,000	2,143
4.95% 2/15/19	3,479	3,704
5.9% 2/15/39	12,416	15,991
		36,195
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,041
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	18,007
6.02% 6/15/26 (a)	16,140	17,797
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,029
2.375% 12/17/18	3,000	3,026
3.45% 8/1/24	3,650	3,677
6.55% 10/1/17	2,338	2,406
7.125% 10/1/37	2,475	3,253
		58,236
Internet Software & Services - 0.1%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,139
3.625% 5/19/21	3,780	4,018
Apple, Inc. 2.25% 2/23/21	15,000	15,053
		21,210
IT Services - 0.2%
Apple, Inc. 4.5% 2/23/36	4,260	4,631
IBM Corp.:
2.5% 1/27/22	7,800	7,868
3.625% 2/12/24	10,000	10,451
4.7% 2/19/46	4,950	5,480
7.625% 10/15/18	13,000	14,252
MasterCard, Inc. 3.8% 11/21/46	3,800	3,780
Visa, Inc.:
2.2% 12/14/20	5,700	5,743
3.15% 12/14/25	9,010	9,141
4.3% 12/14/45	6,640	7,130
		68,476
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	15,685
4.1% 5/19/46	7,000	7,069
4.9% 7/29/45	3,000	3,419
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,770
		29,943
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,587
2.7% 2/12/25	17,175	16,956
3.45% 8/8/36	6,100	5,846
3.625% 12/15/23	26,150	27,556
3.7% 8/8/46	16,730	15,840
3.95% 8/8/56	5,000	4,715
4.2% 6/1/19	2,000	2,119
4.25% 2/6/47	4,780	4,948
4.45% 11/3/45	12,570	13,373
5.3% 2/8/41	1,500	1,799
Oracle Corp.:
1.9% 9/15/21	8,400	8,247
2.25% 10/8/19	4,725	4,792
2.5% 5/15/22	9,600	9,602
2.65% 7/15/26	9,000	8,649
2.95% 5/15/25	5,000	4,950
3.4% 7/8/24	4,725	4,855
3.85% 7/15/36	4,000	3,977
4.125% 5/15/45	3,000	2,977
4.3% 7/8/34	3,875	4,095
5.375% 7/15/40	12,500	14,705
5.75% 4/15/18	7,400	7,762
		187,350
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.1% 5/6/19	6,475	6,543
2.15% 2/9/22	5,000	4,941
2.45% 8/4/26	20,600	19,528
2.7% 5/13/22	6,650	6,718
3.2% 5/13/25	10,490	10,599
3.85% 5/4/43	13,000	12,537
4.375% 5/13/45	4,690	4,884
4.65% 2/23/46	5,650	6,147
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,313
4.9% 10/15/25 (b)	9,750	10,146
6.2% 10/15/35 (b)	3,890	4,131
6.35% 10/15/45 (b)	1,880	1,964
HP, Inc.:
4.3% 6/1/21	2,780	2,937
6% 9/15/41	1,500	1,546
Xerox Corp.:
2.75% 3/15/19	5,000	5,030
4.5% 5/15/21	4,000	4,153
5.625% 12/15/19	1,000	1,076
		110,193

TOTAL INFORMATION TECHNOLOGY		511,603

MATERIALS - 1.1%
Chemicals - 0.6%
Agrium, Inc. 5.25% 1/15/45	3,500	3,823
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,062
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,214
4.15% 2/15/43	4,000	3,980
4.625% 1/15/20	3,000	3,211
Eastman Chemical Co. 4.65% 10/15/44	3,000	3,074
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,644
2.25% 1/12/20	3,775	3,781
2.7% 11/1/26	6,600	6,351
5.5% 12/8/41	3,000	3,597
Lubrizol Corp. 8.875% 2/1/19	919	1,042
LYB International Finance BV:
4% 7/15/23	5,625	5,910
4.875% 3/15/44	5,850	6,216
LYB International Finance II BV 3.5% 3/2/27	9,470	9,443
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,594
5% 4/15/19	3,000	3,172
Monsanto Co.:
2.125% 7/15/19	7,458	7,476
2.75% 7/15/21	6,357	6,365
2.85% 4/15/25	3,825	3,686
3.95% 4/15/45	1,390	1,285
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,846
4% 12/15/26	11,400	11,597
4.875% 3/30/20	1,500	1,595
5.625% 12/1/40	1,800	1,995
Praxair, Inc.:
2.2% 8/15/22	2,000	1,945
2.45% 2/15/22	4,650	4,648
3.2% 1/30/26	6,340	6,456
3.55% 11/7/42	2,000	1,890
The Dow Chemical Co.:
3% 11/15/22	4,900	4,966
4.125% 11/15/21	7,700	8,192
4.375% 11/15/42	4,875	4,994
8.55% 5/15/19	2,358	2,691
9.4% 5/15/39	3,000	4,829
The Mosaic Co.:
4.25% 11/15/23	10,888	11,319
5.625% 11/15/43	3,750	3,937
Westlake Chemical Corp. 5% 8/15/46 (a)	2,000	2,050
		165,876
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,305
International Paper Co.:
3.65% 6/15/24	4,725	4,824
3.8% 1/15/26	2,880	2,933
4.4% 8/15/47	3,800	3,693
4.75% 2/15/22	11,500	12,495
5.15% 5/15/46	1,810	1,934
		29,184
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,961
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,154
2.875% 2/24/22	9,300	9,566
5% 9/30/43	3,000	3,455
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,069
Nucor Corp.:
4% 8/1/23	3,000	3,178
5.2% 8/1/43	4,000	4,626
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,363
3.75% 6/15/25	21,300	22,248
7.125% 7/15/28	2,000	2,634
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,051
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,694
5.25% 11/8/42	5,775	5,649
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,793
5.625% 9/15/19	6,210	6,645
5.875% 6/10/21	8,220	8,906
Vale SA 5.625% 9/11/42	6,600	6,369
		112,361

TOTAL MATERIALS		307,421

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,803
3.9% 6/15/23	5,650	5,789
American Tower Corp. 3.4% 2/15/19	7,475	7,649
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,894
4.125% 5/15/21	2,100	2,220
DDR Corp.:
3.375% 5/15/23	2,825	2,757
4.625% 7/15/22	1,900	2,004
Duke Realty LP:
3.625% 4/15/23	2,750	2,790
3.75% 12/1/24	5,750	5,880
6.5% 1/15/18	1,000	1,040
ERP Operating LP:
2.375% 7/1/19	5,750	5,799
3% 4/15/23	1,875	1,861
4.625% 12/15/21	5,700	6,181
Federal Realty Investment Trust 3% 8/1/22	4,750	4,776
HCP, Inc. 3.875% 8/15/24	7,575	7,675
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,482
3.75% 3/15/23	8,660	8,894
HRPT Properties Trust 6.65% 1/15/18	612	623
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,120
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,131
4.5% 1/15/25	4,750	4,754
4.5% 4/1/27	9,500	9,436
Simon Property Group LP:
4.125% 12/1/21	3,200	3,410
5.65% 2/1/20	4,300	4,692
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,821
		109,481
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,833
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,876
Liberty Property LP:
3.25% 10/1/26	4,660	4,499
3.375% 6/15/23	2,775	2,779
3.75% 4/1/25	4,750	4,801
4.4% 2/15/24	7,425	7,862
4.75% 10/1/20	1,000	1,065
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,831
3.15% 5/15/23	4,700	4,412
4.5% 4/18/22	4,210	4,275
Tanger Properties LP:
3.75% 12/1/24	6,500	6,539
6.125% 6/1/20	4,408	4,865
Ventas Realty LP:
3.125% 6/15/23	6,315	6,219
3.25% 10/15/26	3,500	3,324
3.5% 2/1/25	4,000	3,929
4.125% 1/15/26	1,450	1,480
4.375% 2/1/45	3,000	2,827
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,764
		77,180

TOTAL REAL ESTATE		186,661

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
American Electric Power Co., Inc. 1.65% 12/15/17	4,000	4,007
AT&T, Inc.:
2.45% 6/30/20	5,360	5,368
2.8% 2/17/21	9,000	9,021
3.4% 5/15/25	9,270	8,961
3.8% 3/15/22	10,000	10,312
4.125% 2/17/26	27,320	27,736
4.35% 6/15/45	24,760	21,866
4.5% 3/9/48	9,570	8,580
4.55% 3/9/49	183	165
4.75% 5/15/46	10,300	9,625
5.55% 8/15/41	7,300	7,569
5.8% 2/15/19	4,000	4,295
5.875% 10/1/19	2,905	3,171
6.3% 1/15/38	838	953
6.35% 3/15/40	1,000	1,138
6.375% 3/1/41	6,850	7,803
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,757
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,849
Orange SA:
5.375% 7/8/19	4,000	4,294
5.5% 2/6/44	3,000	3,456
Telefonica Emisiones S.A.U.:
5.462% 2/16/21	2,700	2,961
5.877% 7/15/19	2,000	2,164
7.045% 6/20/36	2,600	3,126
Verizon Communications, Inc.:
2.625% 8/15/26	11,920	10,925
3.5% 11/1/24	3,000	3,006
4.272% 1/15/36	24,278	22,938
4.4% 11/1/34	3,775	3,626
4.5% 9/15/20	23,600	25,170
4.75% 11/1/41	1,000	969
5.012% 4/15/49 (a)	7,779	7,634
5.012% 8/21/54	12,557	12,151
6.25% 4/1/37	3,121	3,642
6.55% 9/15/43	12,516	15,330
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,642
		266,210
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,253
6.125% 11/15/37	8,365	9,695
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,372
3.625% 12/15/25	2,000	2,031
4.1% 10/1/23	4,825	5,100
5.45% 10/1/43	5,775	6,593
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,997
1.5% 2/19/18	7,700	7,692
2.5% 9/26/22	3,000	2,926
2.95% 2/19/23	6,900	6,776
5.45% 6/10/19	6,000	6,446
		58,881

TOTAL TELECOMMUNICATION SERVICES		325,091

UTILITIES - 2.0%
Electric Utilities - 1.4%
Alabama Power Co.:
3.75% 3/1/45	1,000	968
4.15% 8/15/44	4,650	4,770
5.2% 6/1/41	3,850	4,488
AmerenUE:
3.9% 9/15/42	3,700	3,727
6.4% 6/15/17	2,959	3,001
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	4,025
Appalachian Power Co. 4.45% 6/1/45	6,000	6,330
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,932
3.5% 8/15/46	2,500	2,329
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,422
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,834
Cleco Corporate Holdings LLC 3.743% 5/1/26 (a)	5,660	5,613
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,225
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,087
3.4% 9/1/21	1,000	1,039
3.65% 6/15/46	2,860	2,729
3.7% 3/1/45	3,100	2,972
5.8% 3/15/18	9,945	10,379
Detroit Edison Co. 2.65% 6/15/22	8,000	8,010
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	5,911
3.75% 6/1/45	2,000	1,942
4% 9/30/42	3,750	3,778
5.25% 1/15/18	4,355	4,500
Duke Energy Corp.:
1.8% 9/1/21	15,460	14,954
2.1% 6/15/18	4,650	4,673
2.65% 9/1/26	6,650	6,248
3.4% 10/1/46	2,500	2,290
3.75% 4/15/24	6,000	6,212
3.75% 9/1/46	4,750	4,375
3.95% 10/15/23	2,443	2,567
4.8% 12/15/45	2,790	2,996
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,856
4.375% 3/30/44	2,000	2,125
Edison International:
2.95% 3/15/23	8,190	8,221
3.75% 9/15/17	3,000	3,034
Entergy Corp.:
2.95% 9/1/26	4,700	4,481
4% 7/15/22	6,640	6,967
Eversource Energy 3.35% 3/15/26	6,610	6,558
Exelon Corp.:
3.95% 6/15/25	7,830	8,069
5.1% 6/15/45	1,100	1,209
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,196
3.25% 6/1/24	4,725	4,881
4.05% 10/1/44	5,419	5,619
Hydro-Quebec 1.375% 6/19/17	1,000	1,001
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,806
Nevada Power Co. 6.5% 8/1/18	1,555	1,659
Northern States Power Co.:
3.4% 8/15/42	2,000	1,866
4.125% 5/15/44	4,500	4,636
5.25% 3/1/18	10,500	10,884
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,944
2.95% 3/1/26	6,800	6,682
3.75% 8/15/42	5,900	5,653
4% 12/1/46	5,600	5,628
5.4% 1/15/40	4,000	4,803
PacifiCorp:
3.6% 4/1/24	4,000	4,167
6% 1/15/39	6,193	8,002
Pennsylvania Electric Co. 6.05% 9/1/17	757	772
PG&E Corp. 2.4% 3/1/19	2,406	2,423
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,091
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,731
3.4% 6/1/23	2,675	2,713
4.2% 6/15/22	2,000	2,111
4.7% 6/1/43	1,800	1,848
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,605
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,817
6% 12/1/39	5,200	6,327
Public Service Co. of Colorado 2.9% 5/15/25	11,000	10,919
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,716
4% 6/1/44	5,000	5,030
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,708
Southern Co.:
2.35% 7/1/21	6,600	6,514
3.25% 7/1/26	11,000	10,707
4.4% 7/1/46	7,320	7,295
Tampa Electric Co. 6.15% 5/15/37	6,260	7,728
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,997
3.45% 2/15/24	2,750	2,828
4.2% 5/15/45	2,400	2,492
4.45% 2/15/44	2,750	2,948
5% 6/30/19	5,000	5,342
6% 5/15/37	2,000	2,507
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,855
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,066
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	13,883
3.35% 12/1/26	3,000	3,024
		397,270
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	6,050	5,708
Southern California Gas Co. 2.6% 6/15/26	13,230	12,834
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	438	440
		18,982
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,612
4.75% 6/15/46	5,210	5,368
		13,980
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,472
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	6,650	7,006
5.15% 11/15/43	1,650	1,883
5.75% 4/1/18	3,750	3,919
6.5% 9/15/37	7,605	9,962
CMS Energy Corp. 4.875% 3/1/44	5,000	5,426
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,147
4.45% 3/15/44	8,000	8,566
5.5% 12/1/39	2,500	2,994
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,412
Consumers Energy Co. 2.85% 5/15/22	6,650	6,740
Delmarva Power & Light 4% 6/1/42	4,000	3,977
Dominion Resources, Inc.:
2.5% 12/1/19	6,700	6,771
3.2982% 9/30/66 (b)	1,000	816
3.8232% 6/30/66 (b)	1,000	918
3.9% 10/1/25	12,900	13,232
4.9% 8/1/41	2,000	2,142
DTE Energy Co. 2.85% 10/1/26	6,000	5,621
Duke Energy Corp.(CAROLINAS LLC 3.875% 3/15/46	3,900	3,883
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,922
5.45% 9/15/20	5,111	5,607
6.25% 12/15/40	2,453	3,038
6.4% 3/15/18	1,532	1,606
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,020
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,097
Sempra Energy:
2.4% 3/15/20	12,406	12,429
2.875% 10/1/22	3,000	2,986
4.05% 12/1/23	5,000	5,243
6% 10/15/39	1,000	1,228
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	4,228	3,853
		145,916

TOTAL UTILITIES		576,148

TOTAL NONCONVERTIBLE BONDS
(Cost $7,315,503)		7,486,311

U.S. Government and Government Agency Obligations - 41.0%
U.S. Government Agency Obligations - 1.7%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,600
1.5% 11/30/20	18,106	17,941
1.875% 9/18/18	15,050	15,209
1.875% 9/24/26	13,350	12,422
2% 1/5/22	33,500	33,504
2.125% 4/24/26	4,000	3,812
2.625% 9/6/24	4,000	4,067
Federal Home Loan Bank:
1.125% 9/14/18	54,675	54,665
1.125% 7/14/21	13,270	12,863
1.375% 2/18/21	20,300	20,009
1.875% 11/29/21	19,170	19,094
5.5% 7/15/36	1,500	2,002
Freddie Mac:
1% 6/29/17	2,660	2,663
1% 12/15/17	59,006	59,050
1.375% 5/1/20	14,000	13,896
2.375% 1/13/22	13,000	13,239
3.75% 3/27/19	2,300	2,414
6.25% 7/15/32	7,700	10,757
6.75% 3/15/31	26,000	37,135
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,294
5.375% 4/1/56	5,395	6,965

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		469,601

U.S. Treasury Obligations - 39.3%
U.S. Treasury Bonds:
2.25% 8/15/46	84,600	72,406
2.5% 2/15/45	106,220	96,399
2.5% 2/15/46	98,250	88,989
2.5% 5/15/46	78,650	71,206
2.875% 8/15/45	78,240	76,666
2.875% 11/15/46	22,400	21,981
3% 11/15/44	8,970	9,012
3% 5/15/45	43,090	43,270
3% 11/15/45	86,290	86,654
3.125% 8/15/44	32,960	33,927
3.375% 5/15/44	72,390	77,978
3.5% 2/15/39	8,315	9,222
3.625% 8/15/43	26,640	29,954
3.625% 2/15/44	67,570	75,998
3.75% 11/15/43	44,780	51,462
3.875% 8/15/40	30,080	35,051
4.25% 5/15/39	26,000	32,005
4.25% 11/15/40	811	998
4.375% 2/15/38	8,200	10,326
4.375% 11/15/39	100	125
4.375% 5/15/40	8,000	10,012
4.375% 5/15/41	57,765	72,502
4.5% 2/15/36	113,580	145,271
4.5% 5/15/38	15,000	19,193
4.5% 8/15/39	39,000	49,628
4.625% 2/15/40	21,500	27,839
4.75% 2/15/37	68,560	90,223
4.75% 2/15/41	54,830	72,408
5% 5/15/37	75,230	102,066
5.375% 2/15/31	53,470	71,775
6.25% 5/15/30	86,360	122,945
8.875% 2/15/19	6,960	8,009
9% 11/15/18	4,000	4,535
9.125% 5/15/18	3,000	3,292
U.S. Treasury Notes:
0.75% 12/31/17	10,000	9,989
0.75% 1/31/18	108,470	108,309
0.75% 4/15/18	102,780	102,499
0.75% 4/30/18	159,210	158,725
0.75% 7/31/18	71,690	71,354
0.75% 2/15/19	129,060	127,845
0.75% 7/15/19	218,640	215,617
0.75% 8/15/19	196,200	193,334
0.875% 1/15/18	8,670	8,668
0.875% 5/31/18	25,440	25,397
0.875% 7/15/18	103,640	103,369
0.875% 10/15/18	89,640	89,265
0.875% 4/15/19	111,790	110,856
0.875% 5/15/19	258,680	256,305
0.875% 6/15/19	158,550	156,946
0.875% 9/15/19	258,020	254,744
1% 12/15/17	92,000	92,108
1% 12/31/17	61,370	61,428
1% 2/15/18	67,580	67,617
1% 3/15/18	56,600	56,615
1% 9/15/18	32,730	32,670
1% 11/30/18	141,630	141,215
1% 3/15/19	44,780	44,549
1% 10/15/19	7,410	7,332
1% 11/15/19	176,850	174,819
1.125% 1/15/19	52,100	52,012
1.125% 2/28/21	39,910	38,923
1.125% 6/30/21	80,280	77,925
1.125% 7/31/21	270	262
1.125% 8/31/21	68,410	66,267
1.125% 9/30/21	171,290	165,670
1.25% 10/31/18	45,190	45,257
1.25% 11/15/18	30,680	30,722
1.25% 11/30/18	47,480	47,539
1.25% 12/15/18	33,630	33,664
1.25% 1/31/19	14,670	14,678
1.25% 1/31/20	825	820
1.25% 3/31/21	112,290	109,934
1.25% 10/31/21	44,670	43,410
1.25% 7/31/23	107,300	101,604
1.375% 6/30/18	31,800	31,934
1.375% 7/31/18	1,175	1,180
1.375% 9/30/18	95,690	96,060
1.375% 2/28/19	98,500	98,773
1.375% 12/15/19	103,400	103,174
1.375% 1/15/20	135,670	135,299
1.375% 1/31/20	20,920	20,858
1.375% 2/15/20	136,010	135,564
1.375% 2/29/20	49,140	48,938
1.375% 3/31/20	6,630	6,599
1.375% 4/30/20	232,560	231,243
1.375% 8/31/20	78,960	78,244
1.375% 9/30/20	25,600	25,336
1.375% 10/31/20	5,720	5,657
1.375% 1/31/21	20,530	20,240
1.375% 4/30/21	85,980	84,526
1.375% 5/31/21	64,380	63,223
1.375% 6/30/23	65,070	62,180
1.375% 8/31/23	21,470	20,465
1.375% 9/30/23	79,110	75,328
1.5% 8/31/18	238,925	240,325
1.5% 12/31/18	4,060	4,082
1.5% 1/31/19	37,180	37,369
1.5% 2/28/19	32,250	32,409
1.5% 3/31/19	12,800	12,857
1.5% 10/31/19	36,700	36,770
1.5% 11/30/19	51,090	51,160
1.5% 5/31/20	39,630	39,523
1.5% 1/31/22	4,370	4,286
1.5% 2/28/23	15,050	14,552
1.5% 3/31/23	90,980	87,874
1.5% 8/15/26	129,400	119,832
1.625% 4/30/19	4,980	5,016
1.625% 7/31/19	43,010	43,279
1.625% 8/31/19	100,350	100,958
1.625% 12/31/19	8,990	9,030
1.625% 6/30/20	50,460	50,497
1.625% 7/31/20	47,580	47,580
1.625% 11/30/20	94,780	94,495
1.625% 4/30/23	47,390	46,065
1.625% 5/31/23	52,030	50,524
1.625% 10/31/23	94,170	91,073
1.625% 2/15/26	56,480	53,122
1.625% 5/15/26	5,610	5,265
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,331
1.75% 10/31/20	9,960	9,985
1.75% 12/31/20	71,130	71,183
1.75% 11/30/21	84,370	83,859
1.75% 3/31/22	117,000	115,926
1.75% 4/30/22	15,910	15,751
1.75% 9/30/22	28,790	28,371
1.75% 1/31/23	25,640	25,177
1.875% 6/30/20	24,290	24,512
1.875% 11/30/21	81,260	81,212
1.875% 1/31/22	54,860	54,783
1.875% 2/28/22	137,380	137,235
1.875% 5/31/22	19,875	19,786
1.875% 8/31/22	69,670	69,180
1.875% 10/31/22	27,400	27,160
2% 11/30/20	31,910	32,252
2% 2/28/21	26,380	26,633
2% 5/31/21	40,290	40,605
2% 8/31/21	108,300	108,943
2% 10/31/21	29,700	29,851
2% 12/31/21	65,460	65,757
2% 7/31/22	48,060	48,084
2% 11/30/22	42,170	42,055
2% 2/15/25	3,635	3,557
2% 8/15/25	36,140	35,214
2% 11/15/26	153,170	148,168
2.125% 8/31/20	49,753	50,573
2.125% 1/31/21	3,060	3,104
2.125% 6/30/21	7,260	7,350
2.125% 8/15/21	90,750	91,789
2.125% 9/30/21	43,640	44,114
2.125% 12/31/21	15,950	16,113
2.125% 6/30/22	40,770	41,065
2.125% 12/31/22	63,040	63,264
2.125% 11/30/23	116,310	116,046
2.125% 2/29/24	32,980	32,841
2.125% 5/15/25	58,355	57,530
2.25% 4/30/21	42,310	43,095
2.25% 7/31/21	31,690	32,228
2.25% 12/31/23	2,930	2,944
2.25% 1/31/24	76,020	76,344
2.25% 11/15/24	85,930	85,796
2.25% 11/15/25	106,250	105,428
2.25% 2/15/27	40,050	39,659
2.375% 8/15/24	78,790	79,501
2.5% 8/15/23	97,170	99,303
2.5% 5/15/24	95,500	97,306
2.625% 4/30/18	10,200	10,390
2.625% 8/15/20	141,000	145,704
2.625% 11/15/20	94,180	97,340
2.75% 12/31/17	3,000	3,046
2.75% 11/15/23	102,790	106,516
2.75% 2/15/24	135,610	140,510
3.125% 5/15/21	50,876	53,599
3.375% 11/15/19	27,740	29,181
3.5% 2/15/18	4,000	4,097
3.5% 5/15/20	81,800	86,721
3.625% 2/15/20	59,600	63,281
3.625% 2/15/21	39,800	42,682
3.875% 5/15/18	8,000	8,279
4% 8/15/18	22,000	22,935

TOTAL U.S. TREASURY OBLIGATIONS		11,202,607

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,608,005)		11,672,208

U.S. Government Agency - Mortgage Securities - 28.0%
Fannie Mae - 13.9%
2.5% 3/1/22 to 2/1/47	369,499	371,007
2.5% 3/1/32 (c)	24,000	24,058
2.5% 3/1/47 (c)	1,000	952
2.77% 4/1/41 (b)	3,909	4,113
2.785% 11/1/34 (b)	9,338	9,724
3% 10/1/20 to 2/1/47	1,110,756	1,115,683
3% 3/1/32 (c)	28,000	28,784
3% 3/1/32 (c)	17,000	17,476
3% 3/1/47 (c)	63,000	62,560
3.154% 11/1/34 (b)	678	717
3.5% 5/1/20 to 7/1/46	914,848	942,850
3.5% 3/1/32	5,000	5,239
3.5% 3/1/47 (c)	57,000	58,405
3.5% 3/1/47 (c)	67,000	68,652
4% 7/1/18 to 2/1/47	556,893	586,915
4% 3/1/31	2,987	3,141
4% 3/1/47 (c)	29,000	30,471
4.5% 1/1/19 to 1/1/47	249,766	269,115
4.5% 3/1/47 (c)	11,000	11,820
5% 12/1/20 to 2/1/45	136,333	149,607
5% 10/1/45	3,000	3,301
5.5% 8/1/17 to 2/1/42	103,836	116,034
6% 2/1/23 to 7/1/41	47,998	54,371
6.5% 3/1/22 to 6/1/40	18,012	20,643

TOTAL FANNIE MAE		3,955,638

Freddie Mac - 6.3%
2.414% 3/1/36 (b)	4,389	4,550
2.5% 7/1/22 to 10/1/31	159,152	160,263
2.818% 12/1/35 (b)	3,724	3,945
2.884% 3/1/35 (b)	1,720	1,816
3% 3/1/27 to 1/1/47	592,435	594,264
3.174% 9/1/37 (b)	1,072	1,116
3.5% 9/1/25 to 5/1/46	498,618	513,047
4% 4/1/25 to 11/1/46	265,366	279,709
4% 3/1/47 (c)	22,000	23,115
4.5% 6/1/25 to 12/1/44	93,868	101,216
5% 4/1/23 to 9/1/40	47,445	52,345
5.5% 5/1/23 to 6/1/41	34,635	38,743
5.5% 9/1/40	4,175	4,670
6% 4/1/32 to 8/1/37	1,360	1,542
6.5% 8/1/36 to 12/1/37	379	436

TOTAL FREDDIE MAC		1,780,777

Ginnie Mae - 7.8%
2.5% 10/20/42 to 2/20/47	24,307	23,635
2.5% 3/1/47 (c)	2,000	1,941
3% 4/15/42 to 1/20/47	634,952	643,794
3% 3/1/47 (c)	38,000	38,442
3.5% 10/15/40 to 9/20/46	754,408	786,425
3.5% 3/1/47 (c)	34,000	35,333
4% 1/15/25 to 2/20/46	303,128	322,257
4% 3/1/47 (c)	16,200	17,142
4% 3/1/47 (c)	18,650	19,735
4% 3/1/47 (c)	12,000	12,698
4.5% 3/20/33 to 11/20/46	170,559	183,873
5% 7/15/38 to 7/20/46	82,638	91,778
5.5% 10/20/32 to 5/20/46	29,475	33,378
5.5% 3/1/47 (c)	1,000	1,095
6% 5/20/34 to 12/15/40	12,418	14,181
6.5% 8/20/36 to 1/15/39	2,440	2,793

TOTAL GINNIE MAE		2,228,500

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,986,288)		7,964,915

Asset-Backed Securities - 0.4%
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	$4,353	$4,352
Capital One Multi-Asset Execution Trust:
Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,501
Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,452
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,846
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,858
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,738
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	4,882
2.19% 11/20/23	5,680	5,674
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,782
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	4,856	4,853
Series 2016-C Class A3, 1.45% 3/15/21	8,030	7,965
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,496
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	3,939	3,934
Series 2015-1 Class A3, 1.05% 10/15/18	5,990	5,986
Series 2016-4 Class A3, 1.47% 12/18/20	8,030	7,965
Hyundai Auto Receivables Trust Series 2015-A Class A3, 1.05% 4/15/19	5,625	5,620
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	5,234	5,230
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,076
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	6,095	6,095
TOTAL ASSET-BACKED SECURITIES
(Cost $125,983)		126,305

Commercial Mortgage Securities - 1.5%
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7107% 6/11/40 (b)	6,514	6,515
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,215
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,119
Series 2007-C6 Class A4, 5.7141% 12/10/49 (b)	7,325	7,351
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,648
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7925% 12/10/49 (b)	1,641	1,652
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (b)	2,261	2,266
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	698	704
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,063
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	4,008
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,190
Series K034 Class A2, 3.531% 7/25/23	9,000	9,530
Series K057 Class A2, 2.57% 7/25/26	5,660	5,514
Series K013 Class A2, 3.974% 1/25/21	11,575	12,308
Series K020 Class A2, 2.373% 5/25/22	10,400	10,444
Series K036 Class A2, 3.527% 10/25/23	8,975	9,487
Series K046 Class A2, 3.205% 3/25/25	33,300	34,279
Series K053 Class A2, 2.995% 12/25/25	7,111	7,198
Series K056 Class A2, 2.5382% 5/25/26	20,750	20,172
Series K062 Class A1, 3.032% 9/25/26	21,691	22,261
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	858	858
GS Mortgage Securities Trust sequential payer Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,398
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,880	4,087
Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,509
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,123
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,488
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,300
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	17,818
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	16,251	16,394
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (b)	9,801	9,812
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (b)	4,587	4,596
Series 2007-LDPX Class A3, 5.42% 1/15/49	912	911
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	9,880
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (b)	2,369	2,388
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (b)	708	711
Series 2007-C7 Class A3, 5.866% 9/15/45	4,750	4,836
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 5.8266% 6/12/50 (b)	4,250	4,270
Series 2008-C1 Class A4, 5.69% 2/12/51	1,668	1,692
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	969	969
Series 2007-7 Class A4, 5.7387% 6/12/50 (b)	2,207	2,212
Series 2007-8 Class A3, 5.8873% 8/12/49 (b)	905	911
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,931
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,358
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,854
Morgan Stanley Capital I Trust Series 2007-IQ14 Class A4, 5.692% 4/15/49	526	526
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	52	26
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C31 Class A5, 5.5% 4/15/47	6,739	6,735
Series 2007-C32 Class A3, 5.7165% 6/15/49 (b)	4,635	4,647
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (b)	8,192	8,208
Class A5, 5.9654% 2/15/51 (b)	839	847
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,956
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $408,491)		417,175

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,024
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,425
California Gen. Oblig. 7.55% 4/1/39	15,000	22,238
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	1,900	1,750
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	7,545
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,254
Series 2011, 5.877% 3/1/19	9,700	10,239
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,234
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,912
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,563
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,405
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	6,859
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,002
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,245
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,294
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,930
Series 2010 164, 5.647% 11/1/40	5,210	6,502
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,227
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,905
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,328
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,243
Series 2015 AP, 3.931% 5/15/45	3,740	3,756
TOTAL MUNICIPAL SECURITIES
(Cost $168,815)		185,880

Foreign Government and Government Agency Obligations - 1.8%
Banque Centrale de Tunisie 1.416% 8/5/21	$8,500	$8,260
Canadian Government 1.125% 3/19/18	6,640	6,643
Chilean Republic:
3.125% 1/21/26	1,000	1,016
3.25% 9/14/21	9,000	9,354
Colombian Republic:
2.625% 3/15/23	7,575	7,268
4% 2/26/24	4,825	4,965
4.5% 1/28/26	1,000	1,055
5% 6/15/45	8,640	8,588
5.625% 2/26/44	7,775	8,401
6.125% 1/18/41	4,750	5,362
7.375% 3/18/19	3,450	3,828
Export Development Canada 1.5% 10/3/18	1,700	1,705
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,104
Hungarian Republic 5.75% 11/22/23	18,900	21,340
Israeli State 4% 6/30/22	7,000	7,473
Italian Republic:
5.375% 6/12/17	2,375	2,401
6.875% 9/27/23	6,000	7,044
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,879
3% 6/30/25	2,400	2,461
KfW:
0.75% 3/17/17	8,000	8,000
1.5% 4/20/20	2,825	2,798
1.875% 4/1/19	16,930	17,044
2.125% 1/17/23	12,000	11,870
2.75% 10/1/20	4,175	4,293
4% 1/27/20	3,000	3,187
4.875% 6/17/19	25,000	26,812
Korean Republic 7.125% 4/16/19	6,650	7,393
Manitoba Province:
1.3% 4/3/17	3,420	3,421
2.1% 9/6/22	1,900	1,870
3.05% 5/14/24	1,500	1,535
New Brunswick Province 2.75% 6/15/18	4,350	4,423
Ontario Province:
2.4% 2/8/22	5,210	5,225
2.5% 4/27/26	5,000	4,876
4% 10/7/19	15,000	15,813
Panamanian Republic:
3.75% 3/16/25	3,800	3,914
3.875% 3/17/28	9,600	9,734
4% 9/22/24	4,800	5,021
4.3% 4/29/53	5,675	5,397
5.2% 1/30/20	1,800	1,949
Peruvian Republic:
4.125% 8/25/27	2,800	3,028
5.625% 11/18/50	7,150	8,437
6.55% 3/14/37	3,075	3,963
7.125% 3/30/19	1,900	2,106
Philippine Republic:
3.95% 1/20/40	8,100	8,339
4.2% 1/21/24	4,765	5,188
6.375% 10/23/34	10,375	13,824
6.5% 1/20/20	6,144	6,958
Polish Government:
3.25% 4/6/26	6,600	6,535
4% 1/22/24	4,550	4,770
5% 3/23/22	14,500	15,936
Province of British Columbia:
1.2% 4/25/17	7,600	7,604
2.25% 6/2/26	3,770	3,624
Province of Quebec:
2.375% 1/31/22	3,800	3,811
2.75% 8/25/21	20,000	20,448
2.875% 10/16/24	2,075	2,096
Quebec Province 2.5% 4/20/26	5,660	5,503
South African Republic:
5.875% 5/30/22	7,675	8,510
6.875% 5/27/19	6,750	7,374
Ukraine Government 1.471% 9/29/21	10,300	10,089
United Mexican States:
3.5% 1/21/21	7,400	7,615
3.625% 3/15/22	3,000	3,066
4% 10/2/23	18,750	19,200
4.125% 1/21/26	3,200	3,272
4.35% 1/15/47	3,800	3,395
4.6% 1/23/46	5,800	5,423
4.75% 3/8/44	9,700	9,239
5.55% 1/21/45	3,916	4,127
6.05% 1/11/40	4,800	5,382
Uruguay Republic:
4.125% 11/20/45	4,750	4,114
4.375% 10/27/27	12,250	12,618
4.5% 8/14/24	3,625	3,852
5.1% 6/18/50	5,755	5,415
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $515,722)		519,583

Supranational Obligations - 1.3%
African Development Bank:
0.875% 5/15/17	1,000	1,000
0.875% 3/15/18	1,900	1,892
1.125% 3/15/17	1,300	1,300
1.25% 7/26/21	9,390	9,048
1.625% 10/2/18	2,800	2,811
2.375% 9/23/21	2,900	2,930
Asian Development Bank:
1.125% 3/15/17	5,000	5,000
1.125% 6/5/18	7,290	7,277
1.5% 1/22/20	4,750	4,725
1.875% 4/12/19	12,000	12,103
1.875% 2/18/22	2,000	1,978
2% 4/24/26	6,300	6,011
2.125% 11/24/21	4,825	4,828
Council of Europe Development Bank 1% 3/7/18	1,900	1,894
European Bank for Reconstruction & Development 2.125% 3/7/22	4,690	4,685
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,729
1.125% 8/24/20	4,690	4,573
1.75% 6/14/19	4,700	4,713
1.75% 11/26/19	2,875	2,878
European Investment Bank:
0.875% 4/18/17	11,000	11,000
1.125% 8/15/18	6,590	6,567
1.25% 5/15/18	3,550	3,548
1.375% 6/15/20	2,725	2,673
1.375% 9/15/21	17,570	16,967
1.625% 6/15/17	4,640	4,648
1.625% 12/18/18	30,900	30,979
1.625% 6/15/21	7,000	6,857
1.75% 3/15/17	5,000	5,001
1.75% 6/17/19	8,625	8,647
1.875% 3/15/19	3,000	3,019
1.875% 2/10/25	3,000	2,850
2% 3/15/21	4,770	4,751
2.125% 10/15/21	2,840	2,831
2.25% 3/15/22	15,900	15,886
2.25% 8/15/22	1,880	1,874
2.5% 4/15/21	4,650	4,719
2.5% 10/15/24	5,725	5,727
2.875% 9/15/20	9,000	9,267
3.25% 1/29/24	2,000	2,091
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,379
2.125% 1/15/25	1,830	1,788
3% 10/4/23	3,575	3,720
3.875% 9/17/19	5,000	5,268
4.375% 1/24/44	4,000	4,692
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,052
1% 6/15/18	5,600	5,580
1.125% 8/10/20	19,800	19,344
1.375% 9/20/21	5,230	5,074
1.625% 3/9/21	6,000	5,914
1.625% 2/10/22	3,900	3,819
1.75% 4/19/23	6,700	6,496
1.875% 10/7/19	3,825	3,850
1.875% 10/27/26	4,760	4,485
2.25% 6/24/21	16,075	16,205
2.5% 11/25/24	5,700	5,705
2.5% 7/29/25	3,790	3,787
International Finance Corp.:
1.125% 7/20/21	6,550	6,295
1.625% 7/16/20	2,870	2,856
1.75% 9/16/19	11,350	11,400
Nordic Investment Bank 1.125% 2/25/19	6,600	6,548
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $367,509)		366,534

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	630
Bank of America NA:
5.3% 3/15/17	$3,500	$3,505
6% 10/15/36	2,419	3,001
JPMorgan Chase Bank 6% 10/1/17	7,075	7,260
KeyBank NA 2.5% 12/15/19	4,000	4,046
Regions Bank 7.5% 5/15/18	2,000	2,127
UBS AG Stamford Branch:
5.75% 4/25/18	830	869
5.875% 12/20/17	2,034	2,104
TOTAL BANK NOTES
(Cost $22,627)		23,542
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.60% (d)
(Cost $191,375)	191,336,833	191,375
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $28,710,318)		28,953,828
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(478,563)
NET ASSETS - 100%		$28,475,265

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,782,000 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$714
Total	$714

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$7,486,311	$--	$7,486,311	$--
U.S. Government and Government Agency Obligations	11,672,208	--	11,672,208	--
U.S. Government Agency - Mortgage Securities	7,964,915	--	7,964,915	--
Asset-Backed Securities	126,305	--	126,305	--
Commercial Mortgage Securities	417,175	--	417,175	--
Municipal Securities	185,880	--	185,880	--
Foreign Government and Government Agency Obligations	519,583	--	519,583	--
Supranational Obligations	366,534	--	366,534	--
Bank Notes	23,542	--	23,542	--
Money Market Funds	191,375	191,375	--	--
Total Investments in Securities:	$28,953,828	$191,375	$28,762,453	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,518,943)	$28,762,453
Fidelity Central Funds (cost $191,375)	191,375
Total Investments (cost $28,710,318)		$28,953,828
Receivable for investments sold		88,100
Receivable for fund shares sold		255,741
Interest receivable		139,668
Distributions receivable from Fidelity Central Funds		60
Other receivables		158
Total assets		29,437,555
Liabilities
Payable for investments purchased
Regular delivery	$348,061
Delayed delivery	452,557
Payable for fund shares redeemed	154,079
Distributions payable	6,529
Accrued management fee	699
Other affiliated payables	207
Other payables and accrued expenses	158
Total liabilities		962,290
Net Assets		$28,475,265
Net Assets consist of:
Paid in capital		$28,238,091
Undistributed net investment income		29,971
Accumulated undistributed net realized gain (loss) on investments		(36,307)
Net unrealized appreciation (depreciation) on investments		243,510
Net Assets		$28,475,265
Investor Class:
Net Asset Value, offering price and redemption price per share ($370,048 ÷ 32,035 shares)		$11.55
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,334,323 ÷ 721,712 shares)		$11.55
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,725,296 ÷ 322,587 shares)		$11.55
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($12,343,231 ÷ 1,068,882 shares)		$11.55
Class F:
Net Asset Value, offering price and redemption price per share ($3,702,367 ÷ 320,609 shares)		$11.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$331,955
Income from Fidelity Central Funds		714
Total income		332,669
Expenses
Management fee	$3,969
Transfer agent fees	1,274
Independent trustees' fees and expenses	55
Miscellaneous	42
Total expenses before reductions	5,340
Expense reductions	(3)	5,337
Net investment income (loss)		327,332
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	613
Fidelity Central Funds	162
Total net realized gain (loss)		775
Change in net unrealized appreciation (depreciation) on: Investment securities	(918,468)
Delayed delivery commitments	31
Total change in net unrealized appreciation (depreciation)		(918,437)
Net gain (loss)		(917,662)
Net increase (decrease) in net assets resulting from operations		$(590,330)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$327,332	$552,449
Net realized gain (loss)	775	12,129
Change in net unrealized appreciation (depreciation)	(918,437)	723,723
Net increase (decrease) in net assets resulting from operations	(590,330)	1,288,301
Distributions to shareholders from net investment income	(328,171)	(540,171)
Distributions to shareholders from net realized gain	(6,944)	(34,097)
Total distributions	(335,115)	(574,268)
Share transactions - net increase (decrease)	3,715,146	4,432,845
Total increase (decrease) in net assets	2,789,701	5,146,878
Net Assets
Beginning of period	25,685,564	20,538,686
End of period	$28,475,265	$25,685,564
Other Information
Undistributed net investment income end of period	$29,971	$30,810

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Investor Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$11.59	$11.71	$11.36	$12.04	$11.74
Income from Investment Operations
Net investment income (loss)A	.136	.284	.287	.286	.254	.312
Net realized and unrealized gain (loss)	(.417)	.392	(.123)	.338	(.604)	.358
Total from investment operations	(.281)	.676	.164	.624	(.350)	.670
Distributions from net investment income	(.136)	(.277)	(.276)	(.274)	(.246)	(.305)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.139)	(.296)	(.284)	(.274)	(.330)	(.370)
Net asset value, end of period	$11.55	$11.97	$11.59	$11.71	$11.36	$12.04
Total ReturnB,C	(2.35)%	5.91%	1.40%	5.55%	(2.97)%	5.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.15%F	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.15%F	.20%	.22%	.22%	.22%	.22%
Expenses net of all reductions	.15%F	.20%	.22%	.22%	.22%	.22%
Net investment income (loss)	2.35%F	2.41%	2.45%	2.48%	2.16%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$370	$456	$6,497	$6,520	$5,338	$5,981
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Premium Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.142	.297	.301	.299	.267	.321
Net realized and unrealized gain (loss)	(.407)	.383	(.123)	.339	(.593)	.349
Total from investment operations	(.265)	.680	.178	.638	(.326)	.670
Distributions from net investment income	(.142)	(.291)	(.290)	(.288)	(.260)	(.315)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.145)	(.310)	(.298)	(.288)	(.344)	(.380)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.22)%	5.96%	1.52%	5.68%	(2.78)%	5.82%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.15%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%F	.07%	.10%	.10%	.10%	.12%
Expenses net of all reductions	.05%F	.07%	.10%	.10%	.10%	.12%
Net investment income (loss)	2.45%F	2.53%	2.57%	2.60%	2.27%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$8,334	$8,307	$6,692	$5,778	$5,108	$4,265
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.142	.298	.305	.303	.272	.329
Net realized and unrealized gain (loss)	(.407)	.383	(.123)	.338	(.594)	.349
Total from investment operations	(.265)	.681	.182	.641	(.322)	.678
Distributions from net investment income	(.142)	(.292)	(.294)	(.291)	(.264)	(.323)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.145)	(.311)	(.302)	(.291)	(.348)	(.388)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.21)%	5.97%	1.55%	5.71%	(2.75)%	5.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	.04%F	.06%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%F	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.04%F	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.46%F	2.54%	2.60%	2.63%	2.31%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$3,725	$3,842	$3,102	$3,158	$2,766	$3,121
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.142	.295	.307	.305	.274	.331
Net realized and unrealized gain (loss)	(.406)	.388	(.123)	.339	(.594)	.349
Total from investment operations	(.264)	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.143)	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.146)	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.21)%	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.47%F	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$12,343	$9,788	$1,560	$947	$867	$869
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Class F

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03	$11.74
Income from Investment Operations
Net investment income (loss)A	.143	.299	.307	.305	.273	.331
Net realized and unrealized gain (loss)	(.407)	.384	(.123)	.339	(.593)	.349
Total from investment operations	(.264)	.683	.184	.644	(.320)	.680
Distributions from net investment income	(.143)	(.294)	(.296)	(.294)	(.266)	(.325)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)	(.065)
Total distributions	(.146)	(.313)	(.304)	(.294)	(.350)	(.390)
Net asset value, end of period	$11.55	$11.96	$11.59	$11.71	$11.36	$12.03
Total ReturnB,C	(2.21)%	5.98%	1.57%	5.73%	(2.73)%	5.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.47%F	2.55%	2.62%	2.65%	2.33%	2.80%
Supplemental Data
Net assets, end of period (in millions)	$3,702	$3,292	$2,687	$2,202	$1,988	$1,361
Portfolio turnover rateG	60%F	63%	75%	85%	118%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$552,822
Gross unrealized depreciation	(293,612)
Net unrealized appreciation (depreciation) on securities	$259,210
Tax cost	$28,694,618

The Fund elected to defer to its next fiscal year $2,216 of capital losses recognized during the period November 1, 2015 to August 31, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,382,186 and $422,485, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.15%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.03%
Class F	.03%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .12%, .02% and .01%, of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$248
Premium Class	834
Institutional Class	192
$1,274

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $438.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Investor Class	$4,831	$133,298
Premium Class	101,473	177,559
Institutional Class	46,900	83,586
Institutional Premium Class	132,926	73,996
Class F	42,041	71,732
Total	$328,171	$540,171
From net realized gain
Investor Class	$108	$11,052
Premium Class	2,163	11,030
Institutional Class	995	5,143
Institutional Premium Class	2,769	2,514
Class F	909	4,358
Total	$6,944	$34,097

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Investor Class
Shares sold	14,839	151,066	$172,843	$1,766,952
Reinvestment of distributions	380	11,596	4,424	135,276
Shares redeemed	(21,245)	(685,368)	(247,004)	(7,873,166)
Net increase (decrease)	(6,026)	(522,706)	$(69,737)	$(5,970,938)
Premium Class
Shares sold	154,720	347,170	$1,802,572	$4,086,127
Reinvestment of distributions	8,452	15,335	98,212	179,993
Shares redeemed	(135,899)	(245,703)	(1,576,305)	(2,889,831)
Net increase (decrease)	27,273	116,802	$324,479	$1,376,289
Institutional Class
Shares sold	68,537	118,438	$797,357	$1,392,310
Reinvestment of distributions	4,120	7,560	47,877	88,729
Shares redeemed	(71,226)	(72,583)	(825,447)	(850,501)
Net increase (decrease)	1,431	53,415	$19,787	$630,538
Institutional Premium Class
Shares sold	319,100	738,185	$3,708,879	$8,526,678
Reinvestment of distributions	9,507	6,289	110,475	74,468
Shares redeemed	(77,984)	(60,864)	(905,823)	(716,655)
Net increase (decrease)	250,623	683,610	$2,913,531	$7,884,491
Class F
Shares sold	57,144	80,507	$662,075	$946,553
Reinvestment of distributions	3,697	6,484	42,949	76,090
Shares redeemed	(15,440)	(43,702)	(177,938)	(510,178)
Net increase (decrease)	45,401	43,289	$527,086	$512,465

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 32% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Investor Class	.15%
Actual		$1,000.00	$976.50	$.74
Hypothetical-C		$1,000.00	$1,024.05	$.75
Premium Class	.05%
Actual		$1,000.00	$977.80	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$977.90	$.20
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$977.90	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15
Class F	.03%
Actual		$1,000.00	$977.90	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund (formerly Spartan U.S. Bond Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Fidelity U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee rate from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee rate for 2011 as if the lower fee were in effect for the entire year.

The Board also considered that it had approved an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.05% to 0.03%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class, Institutional Premium Class, Premium Class, and Class F ranked below the competitive median for 2015 and the total expense ratio of Investor Class ranked equal to the competitive median for 2015.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.07% (0.04% effective July 1, 2016); Institutional Premium Class: 0.05% (0.03% effective July 1, 2016); Investor Class: 0.22% (0.15% effective July 1, 2016); Premium Class: 0.17% (0.05% effective July 1, 2016); and Class F: 0.03%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

UII-UDV-SANN-0417
1.925933.105

Fidelity® Conservative Income Bond Fund Fidelity® Conservative Income Bond Fund and Institutional Class Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 2/28/17	of Fund's investments 8/31/16
0-30	33.4	28.9
31-90	18.1	21.3
91-180	6.9	8.7
181-397	9.4	11.5
> 397	32.2	29.6

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Corporate Bonds	63.3%
U.S. Treasury Obligations	3.2%
Commercial Paper	15.3%
Cash and Cash Equivalents	11.6%
Net Other Assets (Liabilities)**	(1.4)%

 * Foreign investments - 31.1%

 ** Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016*
Corporate Bonds	66.9%
U.S. Treasury Obligations	2.8%
Certificates of Deposit	3.9%
Cash and Cash Equivalents	12.7%
Net Other Assets (Liabilities)**	(1.3)%

 * Foreign investments - 37.6%

 ** Net Other Assets (Liabilities) are not included in the pie chart

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 2.6%
American Honda Finance Corp.:
1.3323% 11/19/18 (a)	$29,500,000	$29,606,112
1.8751% 2/22/19 (a)	20,694,000	20,919,834
Daimler Finance North America LLC:
1.3542% 3/2/18 (a)(b)	22,500,000	22,535,370
1.374% 8/1/17 (a)(b)	23,500,000	23,531,396
1.6351% 1/6/20 (a)(b)	25,000,000	25,115,025
1.659% 10/30/19 (a)(b)	20,100,000	20,184,018
1.7446% 8/3/17 (a)(b)	12,500,000	12,531,375
Volkswagen Group of America Finance LLC 1.4234% 5/23/17 (a)(b)	6,435,000	6,434,884
		160,858,014
Media - 0.8%
Comcast Corp. 6.3% 11/15/17	15,979,000	16,544,465
NBCUniversal Enterprise, Inc. 1.7068% 4/15/18 (a)(b)	34,167,000	34,431,453
		50,975,918

TOTAL CONSUMER DISCRETIONARY		211,833,932

CONSUMER STAPLES - 2.1%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 5.5% 1/15/18	24,649,000	25,513,835
Anheuser-Busch InBev Finance, Inc. 1.25% 1/17/18	4,650,000	4,647,884
		30,161,719
Tobacco - 1.6%
BAT International Finance PLC 1.4734% 6/15/18 (a)(b)	56,200,000	56,256,031
Philip Morris International, Inc.:
1.25% 8/11/17	26,387,000	26,396,922
1.4723% 2/21/20 (a)	20,428,000	20,521,111
		103,174,064

TOTAL CONSUMER STAPLES		133,335,783

ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
BP Capital Markets PLC:
1.375% 11/6/17	32,627,000	32,656,854
1.3862% 8/14/18 (a)	30,000,000	30,057,900
1.5737% 5/10/19 (a)	10,161,000	10,219,771
1.6271% 9/26/18 (a)	10,662,000	10,729,533
1.846% 5/5/17	81,672,000	81,768,700
Chevron Corp. 1.5373% 5/16/18 (a)	23,250,000	23,369,156
Enbridge, Inc. 1.3842% 6/2/17 (a)	12,465,000	12,469,911
Exxon Mobil Corp. 1.654% 2/28/18 (a)	27,050,000	27,213,815
Schlumberger Investment SA 1.25% 8/1/17 (b)	25,000,000	25,003,700
Shell International Finance BV:
1.3031% 9/12/19 (a)	20,000,000	20,121,860
1.3537% 5/10/17 (a)	67,654,000	67,720,639
1.6137% 11/10/18 (a)	37,271,000	37,493,322
Statoil ASA 1.4984% 11/8/18 (a)	30,718,000	30,942,948
TransCanada PipeLines Ltd. 1.625% 11/9/17	20,000,000	20,011,940
		429,780,049
FINANCIALS - 47.6%
Banks - 34.6%
ABN AMRO Bank NV 1.6637% 1/18/19 (a)(b)	30,500,000	30,569,083
ANZ Banking Group Ltd. 1.7873% 11/16/18 (a)(b)	20,000,000	20,173,840
Bank of America Corp.:
1.6623% 8/25/17 (a)	18,000,000	18,030,150
2.0662% 3/22/18 (a)	22,675,000	22,861,366
Bank of America NA:
1.3917% 6/5/17 (a)	23,080,000	23,105,550
1.4584% 5/8/17 (a)	8,200,000	8,207,142
Bank of Montreal:
1.35% 8/28/18	25,000,000	24,875,500
1.5531% 12/12/19 (a)	15,250,000	15,284,724
1.6093% 4/9/18 (a)	4,000,000	4,015,948
Bank of Nova Scotia:
1.3% 7/21/17	11,295,000	11,302,658
1.375% 12/18/17	9,479,000	9,473,218
1.8532% 1/15/19 (a)	19,500,000	19,685,913
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.2% 3/10/17 (b)	31,534,000	31,536,523
1.2068% 9/8/17 (a)(b)	10,370,000	10,369,803
1.3631% 3/10/17 (a)(b)	41,655,000	41,660,623
1.4917% 3/5/18 (a)(b)	38,400,000	38,455,795
1.9787% 9/14/18 (a)(b)	16,135,000	16,250,640
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (b)	17,510,000	17,646,473
Barclays PLC 2% 3/16/18	12,000,000	11,999,580
BB&T Corp.:
1.694% 2/1/19 (a)	7,159,000	7,210,316
1.8234% 6/15/18 (a)	67,509,000	68,080,194
BNP Paribas 2.375% 9/14/17	12,695,000	12,765,838
BNP Paribas SA 1.494% 5/7/17 (a)	43,950,000	43,977,469
BPCE SA:
1.6125% 7/25/17	14,100,000	14,099,873
1.6232% 6/17/17 (a)	20,200,000	20,215,695
Branch Banking & Trust Co. 1.4818% 1/15/20 (a)	30,000,000	30,010,020
Canadian Imperial Bank of Commerce 1.4664% 9/6/19 (a)	25,000,000	25,076,625
Capital One NA:
1.7137% 2/5/18 (a)	16,125,000	16,172,778
2.1918% 8/17/18 (a)	30,000,000	30,311,250
Citigroup, Inc.:
1.7273% 4/27/18 (a)	10,000,000	10,044,390
1.8001% 1/10/20 (a)	25,000,000	25,116,625
1.8781% 6/7/19 (a)	50,000,000	50,342,800
1.919% 7/30/18 (a)	25,000,000	25,170,725
2.739% 5/15/18 (a)	38,239,000	38,870,479
Citizens Bank NA 1.604% 3/2/20(a)	30,000,000	30,050,700
Commonwealth Bank of Australia:
1.674% 11/7/19 (a)(b)	27,100,000	27,258,101
1.8246% 11/2/18 (a)(b)	50,772,000	51,131,364
2.0234% 3/15/19 (a)(b)	22,000,000	22,288,134
Credit Agricole SA 1.4981% 6/12/17 (a)(b)	31,600,000	31,628,535
Credit Suisse New York Branch 1.5423% 5/26/17 (a)	72,585,000	72,663,392
Fifth Third Bank:
1.5871% 9/27/19 (a)	29,000,000	29,007,221
1.9665% 8/20/18 (a)	30,000,000	30,191,820
HSBC U.S.A., Inc.:
1.3917% 3/3/17 (a)	39,637,000	39,637,000
1.5% 11/13/17	23,025,000	23,029,950
Huntington National Bank 1.4684% 4/24/17 (a)	20,000,000	20,007,560
ING Bank NV:
1.5204% 3/16/18 (a)(b)	55,047,000	55,127,203
2.1262% 3/22/19 (a)(b)	10,000,000	10,122,640
3.75% 3/7/17 (b)	22,732,000	22,739,183
JP Morgan Chase Bank NA:
1.3587% 6/14/17 (a)	30,000,000	30,026,910
1.4443% 9/21/18 (a)	20,000,000	20,061,600
JPMorgan Chase & Co.:
1.5879% 4/25/18 (a)	13,600,000	13,651,041
1.9379% 1/25/18 (a)	35,390,000	35,630,475
KeyBank NA 1.4507% 6/1/18 (a)	28,000,000	28,111,272
Lloyds Bank PLC 1.5862% 5/14/18 (a)	30,000,000	30,038,730
Mizuho Bank Ltd. 1.6371% 3/26/18 (a)(b)	25,000,000	25,067,925
MUFG Americas Holdings Corp. 1.6082% 2/9/18 (a)	7,000,000	7,003,752
Nordea Bank AB 1.8332% 9/17/18 (a)(b)	24,350,000	24,488,113
PNC Bank NA:
1.334% 8/1/17 (a)	3,500,000	3,503,231
1.3507% 6/1/18 (a)	12,300,000	12,342,743
1.3508% 12/7/18 (a)	30,500,000	30,595,038
PNC Financial Services Group, Inc. 1.284% 8/7/18 (a)	30,000,000	30,001,200
Royal Bank of Canada:
1.48% 3/2/20(a)	35,000,000	35,000,000
1.25% 6/16/17	4,574,000	4,577,769
1.4% 10/13/17	30,000,000	30,026,040
1.4221% 1/10/19 (a)	20,000,000	20,009,820
1.5% 1/16/18	15,000,000	15,008,205
1.5% 6/7/18	25,000,000	24,990,425
1.519% 7/29/19 (a)	10,000,000	10,014,450
Royal Bank of Scotland Group PLC 1.9382% 3/31/17 (a)	12,255,000	12,250,870
Sumitomo Mitsui Banking Corp.:
1.3348% 7/11/17 (a)	15,000,000	15,010,365
1.35% 7/11/17 (Reg. S)	26,617,000	26,625,677
1.5487% 1/11/19 (a)	25,000,000	25,033,775
1.6032% 1/16/18 (a)	23,500,000	23,568,315
1.7812% 7/23/18 (a)	21,000,000	21,087,087
Svenska Handelsbanken AB 1.4364% 9/6/19 (a)	20,000,000	20,053,200
Swedbank AB 2.125% 9/29/17 (b)	21,250,000	21,348,473
The Toronto-Dominion Bank:
1.45% 9/6/18	25,000,000	24,967,575
1.4579% 1/18/19 (a)	24,500,000	24,552,896
U.S. Bank NA:
1.4418% 4/26/19 (a)	20,500,000	20,562,423
1.45% 1/29/18	18,500,000	18,507,974
1.5034% 8/23/17 (a)	20,000,000	20,028,740
Union Bank NA 1.4337% 5/5/17 (a)	5,000,000	5,003,505
Wells Fargo & Co.:
1.2108% 9/8/17 (a)	3,271,000	3,271,559
1.6712% 4/23/18 (a)	10,776,000	10,823,630
2.1% 5/8/17	62,761,000	62,860,225
Wells Fargo Bank NA:
1.4981% 9/7/17 (a)	44,500,000	44,587,888
1.554% 11/28/18 (a)	17,000,000	17,064,141
1.7812% 1/22/18 (a)	20,000,000	20,104,460
Westpac Banking Corp.:
1.6123% 8/19/19 (a)	25,500,000	25,616,637
1.779% 7/30/18 (a)	9,260,000	9,325,598
1.7934% 11/23/18 (a)	22,000,000	22,182,226
		2,182,438,387
Capital Markets - 4.7%
Deutsche Bank AG London Branch 2.4669% 1/18/19 (a)	65,235,000	65,458,038
Goldman Sachs Group, Inc.:
1.748% 9/15/17	18,200,000	18,241,223
1.7565% 12/13/19 (a)	18,500,000	18,613,035
2.0779% 4/25/19 (a)	11,462,000	11,585,641
Morgan Stanley:
1.7387% 1/5/18 (a)	22,630,000	22,722,874
1.8418% 2/14/20 (a)	30,000,000	30,111,000
4.75% 3/22/17	33,663,000	33,729,585
UBS AG Stamford Branch:
1.4907% 6/1/17 (a)	30,000,000	30,026,970
1.6971% 3/26/18 (a)	65,450,000	65,755,979
		296,244,345
Consumer Finance - 3.5%
American Express Credit Corp.:
1.5228% 3/3/20(a)	35,000,000	35,000,000
1.2117% 6/5/17 (a)	2,395,000	2,396,653
1.2962% 9/22/17 (a)	4,290,000	4,295,320
2.375% 3/24/17	46,508,000	46,542,741
Caterpillar Financial Services Corp.:
1.3023% 11/20/17 (a)	23,250,000	23,277,807
1.5% 2/23/18	13,922,000	13,940,739
1.5279% 1/10/20 (a)	20,000,000	20,144,240
Ford Motor Credit Co. LLC 2.0093% 1/9/20 (a)	14,000,000	14,125,482
Toyota Motor Credit Corp.:
1.3379% 1/12/18 (a)	13,080,000	13,095,657
1.3851% 4/6/18 (a)	20,000,000	20,037,940
1.8723% 2/19/19 (a)	30,000,000	30,337,200
		223,193,779
Diversified Financial Services - 1.0%
Berkshire Hathaway Finance Corp.:
1.2679% 1/11/19 (a)	20,500,000	20,569,290
1.4981% 3/7/18 (a)	20,000,000	20,117,380
USAA Capital Corp. 1.2511% 2/1/19 (a)(b)	22,860,000	22,855,657
		63,542,327
Insurance - 3.8%
MassMutual Global Funding II 2% 4/5/17 (b)	37,209,000	37,243,493
Metropolitan Life Global Funding I:
1.2987% 9/14/18 (a)(b)	51,200,000	51,348,122
1.4232% 12/19/18 (a)(b)	25,000,000	25,102,250
1.5% 1/10/18 (b)	12,785,000	12,796,634
New York Life Global Funding:
1.1327% 7/6/18 (a)(b)	25,750,000	25,783,604
1.4051% 4/6/18 (a)(b)	17,000,000	17,071,587
1.4334% 10/24/19 (a)(b)	30,000,000	30,143,700
Principal Life Global Funding II:
1.3523% 5/21/18 (a)(b)	18,017,000	18,032,567
1.4307% 12/1/17 (a)(b)	5,000,000	5,018,785
Prudential Financial, Inc. 1.819% 8/15/18 (a)	14,060,000	14,152,993
		236,693,735

TOTAL FINANCIALS		3,002,112,573

HEALTH CARE - 0.8%
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.:
1.4% 10/15/17	25,790,000	25,809,652
1.45% 7/17/17	11,950,000	11,962,058
		37,771,710
Pharmaceuticals - 0.2%
Actavis Funding SCS 2.0331% 3/12/18 (a)	14,444,000	14,538,016

TOTAL HEALTH CARE		52,309,726

INDUSTRIALS - 0.6%
Machinery - 0.5%
John Deere Capital Corp.:
1.5793% 1/8/19 (a)	21,500,000	21,617,476
1.65% 10/15/18	7,317,000	7,324,229
		28,941,705
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp. 5.65% 5/1/17	8,293,000	8,353,680

TOTAL INDUSTRIALS		37,295,385

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.6%
Cisco Systems, Inc. 1.4% 2/28/18	40,000,000	40,083,800
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.7387% 10/5/17 (a)	9,000,000	9,066,708

TOTAL INFORMATION TECHNOLOGY		49,150,508

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP 1.5% 2/1/18 (b)	13,058,000	13,050,766
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
BellSouth Corp. 4.4% 4/26/17 (a)(b)	30,000,000	30,162,150
UTILITIES - 0.5%
Electric Utilities - 0.5%
Duke Energy Corp. 1.3779% 4/3/17 (a)	4,200,000	4,202,058
Pacific Gas & Electric Co. 1.254% 11/30/17 (a)	8,563,000	8,569,165
Xcel Energy, Inc. 1.2% 6/1/17	14,700,000	14,689,137
		27,460,360
TOTAL NONCONVERTIBLE BONDS
(Cost $3,977,250,873)		3,986,491,232

U.S. Treasury Obligations - 3.2%
U.S. Treasury Notes:
0.6557% 1/31/19 (a)	$70,050,000	$70,049,930
0.6857% 10/31/18 (a)	50,000,000	50,049,200
0.75% 2/28/18	79,500,000	79,338,536
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $199,604,193)		199,437,666

Municipal Securities - 4.6%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.85% 3/7/17, VRDN (a)(c)	200,000	200,000
Clark County Arpt. Rev. Series 2008 D3, 0.65% 3/7/17, LOC Bank of America NA, VRDN (a)	25,000,000	25,000,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 3/7/17, VRDN (a)(c)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.82% 3/7/17, LOC SunTrust Banks, Inc., VRDN (a)(c)	240,000	240,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.64% 3/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,815,000	13,815,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.88% 3/7/17, VRDN (a)(c)	8,500,000	8,500,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.81% 3/7/17, VRDN (a)(c)	9,950,000	9,950,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.66% 3/7/17, VRDN (a)(c)	7,000,000	7,000,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.85% 3/7/17, VRDN (a)(c)	3,000,000	3,000,000
Minnesota Office of Higher Ed. Series 2008 B, 0.66% 3/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	6,250,000	6,250,000
New Jersey Econ. Dev. Auth. Rev. Series 2015 YY, 3.375% 6/15/17 (Escrowed to Maturity)	27,000,000	27,200,070
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.64% 3/7/17, LOC JPMorgan Chase Bank, VRDN (a)	11,585,000	11,585,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 0.64% 3/7/17, LOC Wells Fargo Bank NA, VRDN (a)	12,040,000	12,040,000
Series 2008 A5, 0.64% 3/7/17, LOC TD Banknorth, NA, VRDN (a)	12,700,000	12,700,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 D, 0.7% 3/1/17, VRDN (a)	15,850,000	15,850,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2002, 0.66% 3/7/17, VRDN (a)(c)	5,000,000	5,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 3/7/17, VRDN (a)	11,550,000	11,550,000
Series 2010 B1, 0.8% 3/7/17, VRDN (a)	97,100,000	97,099,988
Stanton County Indl. Dev. Rev. Series 1998, 0.85% 3/7/17, VRDN (a)(c)	1,200,000	1,200,000
TOTAL MUNICIPAL SECURITIES
(Cost $291,140,000)		291,340,058

Bank Notes - 0.8%
UBS AG Stamford Branch 5.875% 12/20/17	18,004,000	18,621,069
Wells Fargo Bank NA 1.65% 1/22/18	33,800,000	33,850,734
TOTAL BANK NOTES
(Cost $52,484,300)		52,471,803

Certificates of Deposit - 2.6%
Bank of Montreal Chicago yankee 1.4732% 4/17/18 (a)	30,000,000	30,023,340
BNP Paribas New York Branch yankee:
1.11% 6/2/17	30,000,000	30,006,735
1.3794% 8/2/17 (a)	30,000,000	30,040,890
Deutsche Bank AG New York Branch yankee:
0.9% 3/1/17	10,000,000	9,999,915
0.9% 3/2/17	10,000,000	9,999,828
0.9% 3/3/17	10,000,000	9,999,737
0.9% 3/6/17	10,000,000	9,999,450
0.9% 3/7/17	10,000,000	9,999,349
Toronto-Dominion Bank yankee 1.03% 4/10/17	25,000,000	25,009,083
TOTAL CERTIFICATES OF DEPOSIT
(Cost $165,000,000)		165,078,327

Commercial Paper - 15.3%
ABN AMRO Funding U.S.A. LLC:
1.1% 6/15/17	18,000,000	17,936,122
1.21% 5/17/17	40,000,000	39,909,172
Atlantic Asset Securitization Corp.:
1.02% 3/7/17	25,000,000	24,996,015
1.05% 5/8/17	7,000,000	6,985,980
1.07% 5/4/17	23,000,000	22,957,434
1.18% 3/20/17	25,000,000	24,987,958
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
1% 5/2/17	25,000,000	24,951,700
1.05% 4/3/17	25,000,000	24,975,280
1.6% 6/19/17	25,000,000	24,898,713
BPCE SA yankee:
1% 3/1/17	25,000,000	24,999,520
1.13% 6/2/17	25,000,000	24,939,030
Canadian Imperial Bank of Commerce:
1.1867% 11/2/17 (a)	30,000,000	30,018,930
1.2222% 7/20/17 (a)	25,000,000	25,018,175
Commonwealth Bank of Australia 1.2037% 8/10/17 (a)	30,000,000	30,020,490
Dominion Resources, Inc.:
1.02% 4/3/17	27,000,000	26,973,302
1.04% 4/10/17	25,000,000	24,969,878
Microsoft Corp. 0.92% 5/9/17	50,000,000	49,926,790
Motiva Enterprises LLC:
1.11% 3/6/17	20,000,000	19,996,936
1.15% 3/22/17	13,000,000	12,992,587
NBCUniversal Enterprise, Inc. 0.93% 3/14/17	59,000,000	58,978,064
Ontario Teachers' Finance Trust yankee:
1.16% 5/24/17	15,530,000	15,490,032
1.18% 6/7/17	25,000,000	24,920,320
1.18% 6/23/17	40,000,000	39,843,088
Sempra Global:
1.08% 3/2/17	20,000,000	19,998,948
1.08% 3/6/17	10,800,000	10,798,291
1.45% 8/28/17	50,000,000	49,617,640
Toyota Motor Credit Corp. 1.05% 3/7/17	90,000,000	89,990,379
UnitedHealth Group, Inc.:
0.93% 4/10/17	13,500,000	13,485,270
0.98% 4/24/17	28,182,000	28,139,719
Verizon Communications, Inc. 1% 3/16/17	50,000,000	49,978,600
Vodafone Group PLC yankee:
1.6% 9/1/17	36,350,000	36,064,947
1.6% 9/12/17	17,000,000	16,857,465
Westpac Banking Corp. 1.3728% 3/9/17 (a)	25,000,000	25,004,425
TOTAL COMMERCIAL PAPER
(Cost $961,513,403)		961,621,200
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.60% (d)
(Cost $371,630,958)	371,586,446	371,660,763
	Maturity Amount	Value

Cash Equivalents - 5.7%
With:
Credit Suisse Securities (U.S.A.) LLC at 1.65%, dated 12/13/16 due 6/12/17 (Collateralized by Mortgage Loan Obligations valued at $98,098,002, 0.32% - 5.88%, 1/26/37 - 10/25/46)	85,705,146	85,036,117
Mizuho Securities U.S.A., Inc. at:
2.28%, dated:
9/2/16 due 3/1/17 (Collateralized by Corporate Obligations valued at $70,670,815, 1.00% - 5.95%, 5/15/20 - 5/25/37)	65,741,000	65,000,000
10/3/16 due 4/3/17 (Collateralized by Corporate Obligations valued at $64,677,947, 3.36% - 8.25%, 8/15/19 - 4/17/23)	60,691,600	60,025,854
2.34%, dated 2/13/17 due 8/11/17 (Collateralized by U.S. Government Obligations valued at $25,776,780, 5.00% - 6.19%, 9/15/25 - 6/25/41)	25,290,875	25,010,575
Morgan Stanley & Co., Inc. at 1.71%, dated:
12/1/16 due 3/1/17:
(Collateralized by U.S. Treasury Obligations valued at $25,857,243, 0.00% - 3.75%, 3/02/17 - 11/15/43)(a)(e)	25,106,875	25,000,143
(Collateralized by U.S. Treasury Obligations valued at $25,606,140, 0.00% - 2.50%, 3/30/17 - 8/15/46) (a)(e)	25,106,875	25,000,143
12/12/16 due 3/13/17 (Collateralized by U.S. Treasury Obligations valued at $25,594,908, 0.00% - 3.61%, 3/02/17 - 8/17/49)(a)(e)	25,108,063	25,001,698
12/15/16 due 3/15/17 (Collateralized by U.S. Treasury Obligations valued at $25,591,987, 0.00% - 8.15%, 1/04/18 - 10/25/35) (a)(e)	25,106,875	25,001,910
2/13/17 due 5/12/17 (Collateralized by Equity Securities valued at $27,020,520)(a)(e)	25,104,500	25,017,190
TOTAL CASH EQUIVALENTS
(Cost $360,000,000)		360,093,630
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $6,378,623,727)		6,388,194,679
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(85,917,005)
NET ASSETS - 100%		$6,302,277,674

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,012,495,018 or 16.1% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$986,492
Total	$986,492

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,986,491,232	$--	$3,986,491,232	$--
U.S. Government and Government Agency Obligations	199,437,666	--	199,437,666	--
Municipal Securities	291,340,058	--	291,340,058	--
Bank Notes	52,471,803	--	52,471,803	--
Certificates of Deposit	165,078,327	--	165,078,327	--
Commercial Paper	961,621,200	--	961,621,200	--
Money Market Funds	371,660,763	371,660,763	--	--
Cash Equivalents	360,093,630	--	360,093,630	--
Total Investments in Securities:	$6,388,194,679	$371,660,763	$6,016,533,916	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	68.9%
Canada	7.8%
United Kingdom	5.3%
Japan	4.4%
Netherlands	4.0%
Australia	3.5%
France	3.0%
Sweden	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $360,093,630) — See accompanying schedule: Unaffiliated issuers (cost $6,006,992,769)	$6,016,533,916
Fidelity Central Funds (cost $371,630,958)	371,660,763
Total Investments (cost $6,378,623,727)		$6,388,194,679
Receivable for fund shares sold		12,089,501
Interest receivable		15,888,930
Distributions receivable from Fidelity Central Funds		195,679
Receivable from investment adviser for expense reductions		571,710
Total assets		6,416,940,499
Liabilities
Payable for investments purchased	$100,000,000
Payable for fund shares redeemed	11,646,318
Distributions payable	1,110,342
Accrued management fee	1,572,715
Other affiliated payables	333,450
Total liabilities		114,662,825
Net Assets		$6,302,277,674
Net Assets consist of:
Paid in capital		$6,293,448,618
Distributions in excess of net investment income		(34,201)
Accumulated undistributed net realized gain (loss) on investments		(707,695)
Net unrealized appreciation (depreciation) on investments		9,570,952
Net Assets		$6,302,277,674
Conservative Income Bond:
Net Asset Value, offering price and redemption price per share ($1,744,302,754 ÷ 173,760,639 shares)		$10.04
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,557,974,920 ÷ 454,047,244 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$35,496,291
Income from Fidelity Central Funds		986,492
Total income		36,482,783
Expenses
Management fee	$8,649,231
Transfer agent fees	1,831,249
Independent trustees' fees and expenses	11,529
Miscellaneous	8,828
Total expenses before reductions	10,500,837
Expense reductions	(2,585,062)	7,915,775
Net investment income (loss)		28,567,008
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	200,220
Fidelity Central Funds	(32,927)
Total net realized gain (loss)		167,293
Change in net unrealized appreciation (depreciation) on investment securities		4,118,790
Net gain (loss)		4,286,083
Net increase (decrease) in net assets resulting from operations		$32,853,091

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,567,008	$33,504,108
Net realized gain (loss)	167,293	398,878
Change in net unrealized appreciation (depreciation)	4,118,790	6,070,021
Net increase (decrease) in net assets resulting from operations	32,853,091	39,973,007
Distributions to shareholders from net investment income	(28,617,936)	(33,529,590)
Distributions to shareholders from net realized gain	(1,102,173)	(373,498)
Total distributions	(29,720,109)	(33,903,088)
Share transactions - net increase (decrease)	969,402,794	1,588,113,495
Total increase (decrease) in net assets	972,535,776	1,594,183,414
Net Assets
Beginning of period	5,329,741,898	3,735,558,484
End of period	$6,302,277,674	$5,329,741,898
Other Information
Undistributed net investment income end of period	$–	$16,727
Distributions in excess of net investment income end of period	$(34,201)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Bond Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.02	$10.04	$10.04	$10.03	$9.99
Income from Investment Operations
Net investment income (loss)A	.046	.073	.034	.031	.057	.072
Net realized and unrealized gain (loss)	.012	.010	(.018)	.004	.015	.037
Total from investment operations	.058	.083	.016	.035	.072	.109
Distributions from net investment income	(.046)	(.072)	(.034)	(.032)	(.058)	(.069)
Distributions from net realized gain	(.002)	(.001)	(.002)	(.003)	(.004)	–
Total distributions	(.048)	(.073)	(.036)	(.035)	(.062)	(.069)
Net asset value, end of period	$10.04	$10.03	$10.02	$10.04	$10.04	$10.03
Total ReturnB,C	.58%	.83%	.16%	.35%	.72%	1.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%F	.36%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.35%F	.36%	.40%	.40%	.40%	.40%
Net investment income (loss)	.93%F	.73%	.34%	.31%	.57%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,744,303	$1,416,938	$1,047,633	$1,495,214	$1,412,589	$824,998
Portfolio turnover rateG	58%F	54%	44%	66%	47%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Bond Fund Institutional Class

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.02	$10.04	$10.04	$10.03	$9.99
Income from Investment Operations
Net investment income (loss)A	.051	.083	.044	.041	.067	.082
Net realized and unrealized gain (loss)	.012	.010	(.018)	.004	.015	.037
Total from investment operations	.063	.093	.026	.045	.082	.119
Distributions from net investment income	(.051)	(.082)	(.044)	(.042)	(.068)	(.079)
Distributions from net realized gain	(.002)	(.001)	(.002)	(.003)	(.004)	–
Total distributions	(.053)	(.083)	(.046)	(.045)	(.072)	(.079)
Net asset value, end of period	$10.04	$10.03	$10.02	$10.04	$10.04	$10.03
Total ReturnB,C	.63%	.93%	.26%	.45%	.82%	1.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%F	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%F	.26%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.25%F	.26%	.30%	.30%	.30%	.30%
Net investment income (loss)	1.03%F	.83%	.44%	.41%	.67%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$4,557,975	$3,912,804	$2,687,926	$2,421,104	$1,595,181	$951,430
Portfolio turnover rateG	58%F	54%	44%	66%	47%	31%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper, certificates of deposit and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$10,279,638
Gross unrealized depreciation	(796,645)
Net unrealized appreciation (depreciation) on securities	$9,482,993
Tax cost	$6,378,711,686

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,331,003,179 and $873,627,644, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$779,421
Institutional Class	1,051,828
$1,831,249

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,828 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through October 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Bond	.35%	$419,236
Institutional Class	.25%	2,162,903
		$2,582,139

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,923.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Conservative Income Bond	$7,174,835	$8,402,221
Institutional Class	21,443,101	25,127,369
Total	$28,617,936	$33,529,590
From net realized gain
Conservative Income Bond	$295,267	$106,296
Institutional Class	806,906	267,202
Total	$1,102,173	$373,498

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Conservative Income Bond
Shares sold	81,492,046	103,660,613	$817,516,282	$1,038,980,154
Reinvestment of distributions	652,240	740,521	6,543,096	7,422,454
Shares redeemed	(49,595,714)	(67,719,980)	(497,533,331)	(678,725,345)
Net increase (decrease)	32,548,572	36,681,154	$326,526,047	$367,677,263
Institutional Class
Shares sold	164,107,412	242,715,487	$1,646,219,245	$2,432,712,730
Reinvestment of distributions	1,684,912	2,065,399	16,902,243	20,701,693
Shares redeemed	(101,693,920)	(123,027,707)	(1,020,244,741)	(1,232,978,191)
Net increase (decrease)	64,098,404	121,753,179	$642,876,747	$1,220,436,232

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Conservative Income Bond	.35%
Actual		$1,000.00	$1,005.80	$1.74
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Institutional Class	.25%
Actual		$1,000.00	$1,006.30	$1.24
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in November 2015 and January 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Fidelity Conservative Income Bond Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board further considered that FMR has contractually agreed to reimburse Institutional Class and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.25% and 0.35% through October 31, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FCV-SANN-0417
1.924092.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 1, 2017